UNITED STATES

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS
CERTIFIED SHAREHOLDER REPORT OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-22311

Schwab Strategic Trust – Schwab U.S. REIT ETF
and Schwab Fundamental Index ETFs
(Exact name of registrant as specified in charter)

425 Market Street, Suite 1700, San Francisco, California 94105
(Address of principal executive offices) (Zip code)

Omar Aguilar

Schwab Strategic Trust – Schwab U.S. REIT ETF and Schwab Fundamental Index ETFs

425 Market Street, Suite 1700, San Francisco, California 94105
(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 648-5300
Date of fiscal year end: February 28
Date of reporting period: August 31, 2026

Item 1: Report(s) to Shareholders.

Semiannual Report |
August 31, 2026

Schwab U.S. REIT ETF

Ticker Symbol: SCHH

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab U.S. REIT ETF	$4	0.07% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab U.S. REIT ETF (01/13/2011)[1,2]	3.54%	12.33%	2.23%	3.65%
S&P 500® Index[3]	12.37%	20.38%	12.79%	15.37%
Dow Jones Equity All REIT Capped Index[4]	3.61%	12.44%	2.31%	N/A
REIT Spliced Index	3.61%	12.44%	2.31%	3.71%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — Dow Jones
®
is a registered trademark of Dow Jones Trademark Holdings LLC (Dow Jones). The Dow Jones Equity All REIT Capped Index (the Index) is a
product of S&P Dow Jones Indices LLC, and the trademark and Index have been licensed for use by Charles Schwab Investment Management, Inc. The Schwab U.S. REIT ETF
is not sponsored, endorsed, sold or promoted by S&P Dow Jones Indices LLC, Dow Jones, or any of their respective affiliates and neither S&P Dow Jones Indices LLC, Dow
Jones, nor any of their respective affiliates make any representation regarding the advisability of investing in such product.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the Dow Jones Equity All REIT Capped Index. The fund does not seek to track the regulatory index.
4
The inception date of the Dow Jones Equity All REIT Capped Index is April 13, 2020. The fund began tracking the index on June 22, 2020.
Schwab U.S. REIT ETF | Semiannual Report
1
REG125436-02  00327870

Statistics

Net Assets (millions)	$11,202
Number of Holdings (excludes derivatives)	118
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	3%
Weighted Average Market Cap (millions)	$57,844
Price/Earnings Ratio (P/E)	30.5
Price/Book Ratio (P/B)	2.7
Industry Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment
Company
Act of 1940, as amended.
2
Schwab U.S. REIT ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab U.S. REIT ETF | Semiannual Report
3

Semiannual Report |
August 31, 2026

Schwab Fundamental U.S. Broad Market ETF

Ticker Symbol: FNDB

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Broad Market ETF	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Broad Market ETF (08/15/2013)[1,2]	12.04%	27.19%	13.29%	14.11%
Russell 3000® Index[3]	12.17%	20.10%	11.80%	14.84%
RAFI Fundamental High Liquidity US All Index[4]	12.21%	27.53%	N/A	N/A
Fundamental US All Spliced Index	12.21%	27.53%	13.56%	14.38%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US All Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab Fundamental
U.S. Broad Market ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 3000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US All Index. The fund does not seek to track the regulatory index.
4
The inception date of the RAFI Fundamental High Liquidity US All Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report
1
REG125417-02  00327867

Statistics

Net Assets (millions)	$1,486
Number of Holdings (excludes derivatives)	1,624
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	7%
Weighted Average Market Cap (millions)	$696,621
Price/Earnings Ratio (P/E)	19.7
Price/Book Ratio (P/B)	3.0
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
3
Amount is less than 0.05%.
2
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, fin an
cial information,
holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Broad Market ETF | Semiannual Report
3

Semiannual Report |
August 31, 2026

Schwab Fundamental U.S. Large Company ETF

Ticker Symbol: FNDX

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Large Company ETF	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Large Company ETF (08/15/2013)[1,2]	12.45%	27.87%	13.73%	14.39%
Russell 1000® Index[3]	12.10%	19.77%	12.10%	15.13%
RAFI Fundamental High Liquidity US Large Index[4]	12.56%	28.16%	N/A	N/A
Fundamental US Large Spliced Index	12.56%	28.16%	14.00%	14.65%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Large Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI Parties: (i)
make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The Russell 1000
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Large Index. The fund does not seek to track the regulatory index.
4
The inception date of the RAFI Fundamental High Liquidity US Large Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental U.S. Large Company ETF | Semiannual Report
1
REG125418-02  00327868

Statistics

Net Assets (millions)	$27,594
Number of Holdings (excludes derivatives)	732
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	6%
Weighted Average Market Cap (millions)	$746,179
Price/Earnings Ratio (P/E)	19.8
Price/Book Ratio (P/B)	3.1
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental U.S. Large Company ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Large Company ETF | Semiannual Report
3

Semiannual Report |
August 31, 2026

Schwab Fundamental U.S. Small Company ETF

Ticker Symbol:
FNDA

Principal U.S. Listing Exchange:
NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental U.S. Small Company ETF	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental U.S. Small Company ETF (08/15/2013)[1,2]	8.24%	20.36%	8.03%	10.62%
S&P 500® Index[3]	12.37%	20.38%	12.79%	15.37%
RAFI Fundamental High Liquidity US Small Index[4]	8.37%	20.63%	N/A	N/A
Fundamental US Small Spliced Index	8.37%	20.63%	8.24%	10.82%
Russell 2000® Index	13.01%	26.46%	6.85%	10.55%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental U.S. Small Company ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The S&P 500
®
Index serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity US Small Index. The fund does not seek to track the regulatory index.
4
The inception date of the RAFI Fundamental High Liquidity US Small Index is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental U.S. Small Company ETF | Semiannual Report
1
REG125419-02  00327869

Statistics

Net Assets (millions)	$9,107
Number of Holdings (excludes derivatives)	916
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	11%
Weighted Average Market Cap (millions)	$9,958
Price/Earnings Ratio (P/E)	18.7
Price/Book Ratio (P/B)	2.0
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental U.S. Small Company ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental U.S. Small Company ETF | Semiannual Report
3

Semiannual Report |
August 31, 2026

Schwab Fundamental International Equity ETF

Ticker Symbol: FNDF

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Equity ETF	$13	0.25% *
*
Annualized.

The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Equity ETF (08/15/2013)[1,2,3]	5.91%	37.02%	14.79%	11.95%
MSCI EAFE® Index (Net)[4,5]	3.38%	21.62%	9.35%	9.54%
RAFI Fundamental High Liquidity Developed ex US Large Index (Net)[4,6]	5.98%	37.24%	N/A	N/A
Fundamental Developed ex US Large Spliced Index	5.98%	37.24%	14.83%	11.99%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Large Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Large Index (Net). The fund does not seek to track the regulatory index.
6
The inception date of the RAFI Fundamental High Liquidity Developed ex US Large Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental International Equity ETF | Semiannual Report
1
REG125415-02  00327865

Statistics

Net Assets (millions)	$26,178
Number of Holdings (excludes derivatives)	889
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	10%
Weighted Average Market Cap (millions)	$143,363
Price/Earnings Ratio (P/E)	14.5
Price/Book Ratio (P/B)	1.6
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS)
which
was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental International Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Equity ETF | Semiannual Report
3

Semiannual Report |
August 31, 2026

Schwab Fundamental International Small Equity ETF

Ticker Symbol: FNDC

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026. You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com. If you purchase or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental International Small Equity ETF	$20	0.39% *
*
Annualized.
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental International Small Equity ETF (08/15/2013)[1,2,3]	1.93%	21.47%	8.44%	9.01%
MSCI EAFE® Index (Net)[4,5]	3.38%	21.62%	9.35%	9.54%
RAFI Fundamental High Liquidity Developed ex US Small Index (Net)[4,6]	1.97%	21.69%	N/A	N/A
Fundamental Developed ex US Small Spliced Index	1.97%	21.69%	8.70%	9.26%
S&P Developed ex-U.S. Small Cap Index (Net)[4]	-0.22%	18.37%	4.99%	8.10%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Developed ex US Small Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The
Schwab Fundamental International Small Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The
RAFI Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI EAFE
®
Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Developed ex US Small Index (Net). The fund does not seek to track the regulatory index.
6
The inception date of the RAFI Fundamental High Liquidity Developed ex US Small Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental International Small Equity ETF | Semiannual Report
1
REG125416-02  00327866

Statistics

Net Assets (millions)	$3,183
Number of Holdings (excludes derivatives)	1,571
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	13%
Weighted Average Market Cap (millions)	$6,658
Price/Earnings Ratio (P/E)	14.6
Price/Book Ratio (P/B)	1.4
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended.
2
Schwab Fundamental International Small Equity ETF | Semiannual
R
eport

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental International Small Equity ETF | Semiannual Report
3

Semiannual Report |
August 31, 2026

Schwab Fundamental Emerging Markets Equity ETF

Ticker Symbol: FNDE

Principal U.S. Listing Exchange: NYSE Arca, Inc.

This semiannual shareholder report contains important information about the fund for the period of March 1, 2026, to August 31, 2026.
You can find additional information about the fund at www.schwabassetmanagement.com/prospectus. You can also request this information by calling 1-866-414-6349 or by sending an email request to orders@mysummaryprospectus.com.
If you purchase
or hold fund shares through a financial intermediary, the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders and other information about the fund are available from your financial intermediary.

FUND COSTS FOR THE LAST six months ENDED August 31, 2026 (BASED ON A HYPOTHETICAL $10,000 INVESTMENT)

	COSTS OF A $10,000 INVESTMENT	COSTS PAID AS A PERCENTAGE OF A $10,000 INVESTMENT
Schwab Fundamental Emerging Markets Equity ETF	$20	0.39% *
*
Annualized.
The performance data quoted represents past performance. Past performance does not guarantee future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when sold or redeemed, may be worth more or less than the original cost. Current performance may be lower or higher than the performance data quoted.
To obtain performance information current to the most recent month end, please visit www.schwabassetmanagement.com/prospectus.

Average Annual Total Returns

Fund and Inception Date	6 Months	1 Year	5 Years	10 Years
Fund: Schwab Fundamental Emerging Markets Equity ETF (08/15/2013)[1,2,3]	4.90%	28.60%	10.35%	10.17%
MSCI Emerging Markets Index (Net)[4,5]	8.05%	39.25%	8.18%	9.29%
RAFI Fundamental High Liquidity Emerging Markets Index (Net)[4,6]	4.95%	29.03%	N/A	N/A
Fundamental Emerging Markets Spliced Index	4.95%	29.03%	10.70%	10.63%

All total returns on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and cannot be invested in directly. Performance results less than one year are not annualized.
For index definitions, please see www.schwabassetmanagement.com/glossary.
Shares are bought and sold at market price, which may be higher or lower than the net asset value (NAV). Brokerage commissions will reduce returns.
Index ownership — The RAFI Fundamental High Liquidity Emerging Markets Index (the Index) is a service mark of RAFI Indices, LLC or its affiliates (collectively, RAFI) and has been licensed for use by Charles Schwab Investment Management, Inc. The intellectual and other property rights to the Index are owned by or licensed to RAFI. The Schwab
Fundamental Emerging Markets Equity ETF is not sponsored, endorsed, sold or promoted by RAFI, its agents or service providers (collectively, the RAFI Parties). The RAFI
Parties: (i) make no representation or warranty as to the results to be obtained from the use of the Index or otherwise; and (ii) shall not be liable (whether in negligence or otherwise) to any person for any error in the Index. For full disclaimer, please see the fund’s statement of additional information.
1
Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
2
Performance is shown on a NAV basis. The fund’s per share NAV is the value of one share of the fund. NAV is calculated by taking the fund’s total assets (including the fair value of securities owned), subtracting liabilities, and dividing by the number of shares outstanding. Returns assume that dividends and capital gain distributions have been reinvested in the fund at NAV.
3
The fund’s performance relative to the index may be affected by fair-value pricing and timing differences in foreign exchange calculations.
4
The net version of the index reflects reinvested dividends net of withholding taxes but reflects no deductions for expenses or other taxes.
5
The MSCI Emerging Markets Index (Net) serves as the fund’s regulatory index and provides a broad measure of market performance. The fund generally invests in securities that are included in the RAFI Fundamental High Liquidity Emerging Markets Index (Net). The fund does not seek to track the regulatory index.
6
The inception date of the RAFI Fundamental High Liquidity Emerging Markets Index (Net) is January 31, 2024. The fund began tracking the index on June 21, 2024.
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report
1
REG125414-02  00327864

Statistics

Net Assets (millions)	$10,339
Number of Holdings (excludes derivatives)	364
Portfolio Turnover Rate (not annualized; excludes in-kind transactions)	8%
Weighted Average Market Cap (millions)	$208,078
Price/Earnings Ratio (P/E)	11.2
Price/Book Ratio (P/B)	1.4
Sector Weightings % of Investments1

Top Equity Holdings % of Net Assets

Country Weightings % of Investments
1

Portfolio holdings may have changed since the report date.
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc.
(MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.
1
Excludes derivatives.
2
Includes the fund’s position(s) in money market mutual funds registered under the Investment Company Act of 1940, as amended
.
2
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report

AVAILABILITY OF ADDITIONAL INFORMATION
You can find the fund’s prospectus, Statement of Additional Information (SAI), reports to shareholders, financial information, holdings, certain tax information, proxy voting information, and other information about the fund online at
www.schwabassetmanagement.com/prospectus
.
Proxy Voting Policies, Procedures and Results
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting the Schwab ETFs’ website at
www.schwabassetmanagement.com/prospectus
, the
SEC’s website at
www.sec.gov
, or by contacting Schwab ETFs at 1-877-824-5615.
Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended
June 30 is available, without charge, by visiting the fund’s website at
www.schwabassetmanagement.com/prospectus
or the
SEC’s website at
www.sec.gov
, by calling
1-866-414-6349
, or by sending an email request to
orders@mysummaryprospectus.com
.
Schwab Fundamental Emerging Markets Equity ETF | Semiannual Report
3

Item 2: Code of Ethics.

Not applicable to this semi-annual report.

Item 3: Audit Committee Financial Expert.

Not applicable to this semi-annual report.

Item 4: Principal Accountant Fees and Services.

Not applicable to this semi-annual report.

Item 5: Audit Committee of Listed Registrants.

Not applicable to this semi-annual report.

Item 6: Schedule of Investments.

The schedules of investments are included under Item 7 of this Form.

Item 7: Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Semiannual Holdings and Financial Statements | August 31, 2026
Schwab U.S. REIT ETF

    Ticker Symbol SCHH

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
1

Schwab U.S. REIT ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$23.04	$22.09	$20.05	$19.96	$23.30	$19.48
Income (loss) from investment operations:
Net investment income (loss)[2]	0.36	0.68	0.64	0.64	0.60	0.43
Net realized and unrealized gains (losses)	0.44	0.91	2.08	0.12	(3.45)	3.79
Total from investment operations	0.80	1.59	2.72	0.76	(2.85)	4.22
Less distributions:
Distributions from net investment income	(0.28)	(0.64)	(0.68)	(0.67)	(0.49)	(0.40)
Net asset value at end of period	$23.56	$23.04	$22.09	$20.05	$19.96	$23.30
Total return	3.54%*	7.48%	13.75%	4.06%	(12.22%)	21.56%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.07%**	0.07%	0.07%	0.07%	0.07%[3]	0.07%
Net investment income (loss)	3.03%**	3.18%	3.04%	3.34%	2.82%[3]	1.81%
Portfolio turnover rate[4]	3%*	10%	8%	6%	6%	5%
Net assets, end of period (x 1,000,000)	$11,202	$9,713	$7,694	$6,361	$5,780	$6,648

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on March 10, 2022.
[2]	Calculated based on the average shares outstanding during the period.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
2
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Data Center REITs 8.9%
Blackstone Digital Infrastructure Trust, Inc. *	688,388	13,809,063
Digital Realty Trust, Inc.	2,739,950	508,507,321
Equinix, Inc.	457,431	478,802,176
		1,001,118,560

Diversified REITs 2.2%
AH Realty Trust, Inc.	597,073	3,869,033
American Assets Trust, Inc.	373,308	8,384,497
Broadstone Net Lease, Inc.	1,511,173	31,523,069
CTO Realty Growth, Inc.	241,218	5,147,592
Essential Properties Realty Trust, Inc.	1,703,839	51,115,170
Gladstone Commercial Corp.	380,427	4,934,138
Global Net Lease, Inc.	1,645,960	15,109,913
WP Carey, Inc.	1,754,829	122,767,837
		242,851,249

Health Care REITs 19.8%
Alexandria Real Estate Equities, Inc.	1,235,841	63,386,285
American Healthcare REIT, Inc.	1,518,337	83,827,386
CareTrust REIT, Inc.	1,861,292	72,497,323
Chiron Real Estate, Inc.	97,763	3,568,350
Community Healthcare Trust, Inc.	200,959	2,956,107
Diversified Healthcare Trust	1,714,092	12,975,676
Healthcare Realty Trust, Inc.	2,730,394	51,986,702
Healthpeak Properties, Inc.	5,431,571	113,085,308
Janus Living, Inc., Class A-1	664,751	19,776,342
LTC Properties, Inc.	403,217	16,257,709
Medical Properties Trust, Inc.	3,863,900	15,339,683
National Health Investors, Inc.	381,968	27,161,745
National Healthcare Properties, Inc.	328,775	5,280,127
Omega Healthcare Investors, Inc.	2,346,206	107,268,538
Sabra Health Care REIT, Inc.	1,987,013	40,515,195
Ventas, Inc.	3,830,257	349,204,531
Welltower, Inc.	5,239,747	1,237,837,831
		2,222,924,838

Hotel & Resort REITs 2.9%
Apple Hospitality REIT, Inc.	1,730,065	27,594,537
DiamondRock Hospitality Co.	1,612,377	19,848,361
Host Hotels & Resorts, Inc.	5,018,077	110,046,429
Park Hotels & Resorts, Inc.	1,586,865	24,279,034
Pebblebrook Hotel Trust	892,051	16,163,964
RLJ Lodging Trust	1,178,921	13,015,288
Ryman Hospitality Properties, Inc.	537,502	68,133,754
Service Properties Trust (a)	1,000,513	7,804,001
Summit Hotel Properties, Inc.	821,444	4,805,447
Sunstone Hotel Investors, Inc.	1,467,682	16,394,008
Xenia Hotels & Resorts, Inc.	725,748	13,607,775
		321,692,598

Industrial REITs 12.5%
Americold Realty Trust, Inc.	2,248,542	33,615,703
EastGroup Properties, Inc.	422,825	84,353,587
First Industrial Realty Trust, Inc.	1,044,541	64,636,197
Innovative Industrial Properties, Inc.	226,507	12,892,778
Lineage, Inc.	448,737	17,612,927
LXP Industrial Trust	464,524	28,201,252
Prologis, Inc.	7,037,267	984,654,399
SECURITY	NUMBER OF SHARES	VALUE ($)
Rexford Industrial Realty, Inc.	1,764,554	65,359,080
STAG Industrial, Inc.	1,506,571	56,119,770
Terreno Realty Corp.	837,631	55,459,549
		1,402,905,242

Multi-Family Residential REITs 7.6%
Camden Property Trust	791,937	83,786,935
Centerspace	132,719	6,966,420
Essex Property Trust, Inc.	506,288	143,259,252
Independence Realty Trust, Inc.	1,854,062	29,998,723
Mid-America Apartment Communities, Inc.	916,925	118,145,786
NexPoint Residential Trust, Inc.	171,946	4,076,840
UDR, Inc.	2,329,430	86,072,439
Vivmark Residential	5,768,394	375,753,185
		848,059,580

Office REITs 3.0%
Brandywine Realty Trust	1,376,466	4,156,927
BXP, Inc.	1,168,474	79,444,547
COPT Defense Properties	889,398	32,018,328
Cousins Properties, Inc.	1,296,494	37,585,361
Douglas Emmett, Inc.	1,317,716	15,232,797
Easterly Government Properties, Inc.	347,813	8,531,853
Empire State Realty Trust, Inc., Class A	1,113,098	5,042,334
Highwoods Properties, Inc.	868,990	26,591,094
Hudson Pacific Properties, Inc. *	424,858	5,340,465
JBG SMITH Properties	460,831	5,553,014
Kilroy Realty Corp.	842,994	30,600,682
Piedmont Realty Trust, Inc., Class A *	985,894	9,435,006
SL Green Realty Corp.	560,433	31,373,039
Vornado Realty Trust	1,244,969	46,536,941
		337,442,388

Other Specialized REITs 7.4%
EPR Properties	602,946	35,398,960
Farmland Partners, Inc.	317,000	3,261,930
Four Corners Property Trust, Inc.	864,874	21,518,065
Gaming & Leisure Properties, Inc.	2,231,340	93,872,474
Gladstone Land Corp.	315,256	2,894,050
Iron Mountain, Inc.	2,344,030	270,383,860
Lamar Advertising Co., Class A	685,857	102,199,552
Millrose Properties, Inc.	1,214,407	36,942,261
Outfront Media, Inc.	1,206,880	35,458,134
Safehold, Inc.	360,162	5,452,853
VICI Properties, Inc.	8,609,915	220,844,320
		828,226,459

Retail REITs 15.7%
Acadia Realty Trust	1,052,158	21,537,674
Agree Realty Corp.	944,836	68,264,401
Alexander's, Inc.	16,877	4,584,806
Brixmor Property Group, Inc.	2,417,574	69,843,713
CBL & Associates Properties, Inc.	123,906	6,776,419
Curbline Properties Corp.	765,141	22,824,156
Federal Realty Investment Trust	619,391	71,867,938
Getty Realty Corp.	437,629	14,187,932
InvenTrust Properties Corp.	614,223	19,845,545
Kimco Realty Corp.	5,313,145	125,974,668
Kite Realty Group Trust	1,600,023	41,280,594
Macerich Co.	2,233,481	52,754,821
NETSTREIT Corp. (b)	766,246	15,600,769
NNN REIT, Inc.	1,498,997	67,754,665
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
3

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Phillips Edison & Co., Inc.	992,791	38,371,372
Realty Income Corp.	7,346,608	450,200,138
Regency Centers Corp.	1,298,258	97,070,751
Simon Property Group, Inc.	2,420,307	513,879,582
SITE Centers Corp.	414,077	1,221,527
Tanger, Inc.	905,354	34,140,899
Urban Edge Properties	993,139	21,014,821
		1,758,997,191

Self Storage REITs 6.5%
CubeSmart	1,783,880	70,855,713
Extra Space Storage, Inc.	1,664,411	234,848,392
Public Storage	1,321,330	405,635,097
Smartstop Self Storage REIT, Inc.	435,927	14,154,550
		725,493,752

Single-Family Residential REITs 3.8%
American Homes 4 Rent, Class A	2,495,619	83,104,113
Equity LifeStyle Properties, Inc.	1,527,917	96,946,333
Invitation Homes, Inc.	4,305,712	125,468,448
Sun Communities, Inc.	912,593	110,807,042
UMH Properties, Inc.	637,932	10,493,981
		426,819,917

Telecom Tower REITs 8.0%
American Tower Corp.	2,703,331	474,975,257
Crown Castle, Inc.	3,438,560	261,811,959
SBA Communications Corp.	835,590	158,477,999
		895,265,215

Timber REITs 1.6%
Rayonier, Inc.	2,180,212	44,694,346
Weyerhaeuser Co.	5,680,707	132,758,123
		177,452,469
Total Common Stocks (Cost $10,241,674,775)		11,189,249,458

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.2% OF NET ASSETS

Money Market Funds 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	5,391,098	5,391,098
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	14,128,800	14,128,800
		19,519,898
Total Short-Term Investments (Cost $19,519,898)		19,519,898
Total Investments in Securities (Cost $10,261,194,673)		11,208,769,356

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Dow Jones U.S. Real Estate Index, expires 09/18/26	310	11,987,700	(124,540)

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $13,698,208.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Hotel & Resort REITs 0.1%
Service Properties Trust(a)	$2,505,289	$5,644,547	($226,766 )	($1,191,824 )	$1,072,755	$7,804,001	1,000,513	$89,902

(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
See financial notes
4
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Asset
Common Stocks[1]	$11,189,249,458	$—	$—	$11,189,249,458
Short-Term Investments[1]	19,519,898	—	—	19,519,898
Liabilities
Futures Contracts[2]	(124,540)	—	—	(124,540)
Total	$11,208,644,816	$—	$—	$11,208,644,816

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
5

Schwab U.S. REIT ETF
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $12,543,744)		$7,804,001
Investments in securities, at value - unaffiliated issuers (cost $10,248,650,929) including securities on loan of $13,698,208		11,200,965,355
Deposit with broker for futures contracts		1,025,286
Receivables:
Dividends		6,839,183
Fund shares sold		4,712,094
Income from securities on loan	+	2,553
Total assets		11,221,348,472

Liabilities
Collateral held for securities on loan		14,128,800
Payables:
Investments bought		4,693,759
Management fees		632,638
Variation margin on futures contracts	+	54,678
Total liabilities		19,509,875
Net assets		$11,201,838,597

Net Assets by Source
Capital received from investors		$11,320,536,306
Total distributable loss	+	(118,697,709)
Net assets		$11,201,838,597

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$11,201,838,597		475,450,000		$23.56

See financial notes
6
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$161,117,494
Dividends received from securities - affiliated issuers		89,902
Other Interest		33,424
Securities on loan, net	+	20,733
Total investment income		161,261,553

Expenses
Management fees		3,633,672
Total expenses	–	3,633,672
Net investment income		157,627,881

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(1,193,464)
Net realized losses on sales of securities - unaffiliated issuers		(8,983,654)
Net realized gains on sales of in-kind redemptions - affiliated issuers		1,640
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		102,096,101
Net realized gains on futures contracts	+	722,114
Net realized gains		92,642,737
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,072,755
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		90,744,252
Net change in unrealized appreciation (depreciation) on futures contracts	+	(302,284)
Net change in unrealized appreciation (depreciation)		91,514,723
Net realized and unrealized gains		184,157,460
Increase in net assets resulting from operations		$341,785,341
See financial notes
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
7

Schwab U.S. REIT ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$157,627,881	$261,758,111
Net realized gains (losses)		92,642,737	(52,006,062)
Net change in unrealized appreciation (depreciation)	+	91,514,723	508,148,914
Increase in net assets resulting from operations		$341,785,341	$717,900,963

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($123,770,015 )	($245,021,945 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		70,200,000	$1,643,440,918	109,200,000	$2,306,827,679
Shares redeemed	+	(16,400,000)	(372,534,161)	(35,800,000)	(761,005,751)
Net transactions in fund shares		53,800,000	$1,270,906,757	73,400,000	$1,545,821,928

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		421,650,000	$9,712,916,514	348,250,000	$7,694,215,568
Total increase	+	53,800,000	1,488,922,083	73,400,000	2,018,700,946
End of period		475,450,000	$11,201,838,597	421,650,000	$9,712,916,514
See financial notes
8
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited

1. Business Structure of the Fund:
The fund in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The fund issues and redeems shares at its net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the fund are not redeemable securities.
Individual shares of the fund trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which the fund’s daily closing market price was at a discount or premium to the fund’s net asset value can be found at www.schwabassetmanagement.com.
The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objective
The Schwab U.S. REIT ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index composed of U.S. real estate investment trusts classified as equities.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the fund uses in its preparation of financial statements. The fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The fund may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the fund’s investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in the fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value the fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
9

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that the fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the fund discloses the fair value of its investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore the fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the fund’s investments are disclosed in the fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. The fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by the fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, the fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the
10
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides the fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. The fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the fund or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in the fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between the fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of the fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, the fund had securities on loan, all of which were classified as common stocks. The value of securities on loan and the related collateral as of August 31, 2026, are disclosed in the fund’s Portfolio Holdings and Statement of Assets and Liabilities.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
When the fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
The fund invests in real estate investment trusts (REITs) which report information on the source of their distributions annually. The fund’s policy is to record all REIT distributions initially as dividend income on the ex-dividend date and then re-designate them as return of capital and/or capital gain distributions at the end of the reporting period based on information provided annually by each REIT, and management estimates such re-designations when actual information has not yet been reported.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date). Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of the fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to the fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
The fund makes distributions from net investment income, if any, quarterly and from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
11

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The fund intends to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the fund distributes substantially all of its net investment income and net realized capital gains, if any, to its shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax. The fund did not pay any federal taxes during the period.
(i) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of the fund’s investment adviser acts as the fund’s CODM. The CODM has determined that the fund operates as a single operating segment given the fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of the fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the fund, is presented within the fund’s financial statements.
(j) Indemnification:
Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the fund, the investment adviser is entitled to receive an annual fee, payable monthly, equal to 0.07% of the fund’s average daily net assets.
12
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
Investments from Affiliates
Funds in the Schwab Funds Complex may own shares of other funds in the Schwab Funds Complex. The table below reflects the percentage of shares of the fund in this report that is owned by other funds in the Schwab Funds Complex as of August 31, 2026, as applicable:
Schwab MarketTrack All Equity Portfolio	0.6%
Schwab MarketTrack Balanced Portfolio	0.2%
Schwab MarketTrack Conservative Portfolio	0.0%*
Schwab MarketTrack Growth Portfolio	0.4%
Schwab Target 2010 Index Fund	0.0%*
Schwab Target 2015 Index Fund	0.0%*
Schwab Target 2020 Index Fund	0.1%
Schwab Target 2025 Index Fund	0.2%
Schwab Target 2030 Index Fund	0.6%
Schwab Target 2035 Index Fund	0.6%
Schwab Target 2040 Index Fund	0.7%
Schwab Target 2045 Index Fund	0.5%
Schwab Target 2050 Index Fund	0.7%
Schwab Target 2055 Index Fund	0.5%
Schwab Target 2060 Index Fund	0.6%
Schwab Target 2065 Index Fund	0.2%
Schwab Target 2070 Index Fund	0.0%*
Schwab VIT Balanced Portfolio	0.0%*
Schwab VIT Balanced with Growth Portfolio	0.1%
Schwab VIT Growth Portfolio	0.1%

*	Less than 0.05%
Interfund Transactions
The fund may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions are recorded in Net realized gains (losses) on sales of securities —  unaffiliated issuers in the Statement of Operations. For the period ended August 31, 2026, the fund’s purchases and sales of securities with other funds in the Schwab Funds Complex was $9,854,044 and $56,915,519, respectively, and includes net realized gains of $202,865.
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The fund had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The fund did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of the fund which includes trustee fees.
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
13

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

 5. Borrowing from Banks:
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by the fund, the investment adviser paid a commitment fee of 0.15% per annum on the fund’s proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the fund was a participant with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount the fund borrows. There were no borrowings by the fund from either line of credit during the period.
The fund also has access to custodian overdraft facilities. The fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
The fund entered into futures contracts during the report period to equitize available cash.
As of August 31, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Liability Derivatives
Futures Contracts[1]	($124,540 )	($124,540 )

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in the fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Futures Contracts[1]	$722,114	$722,114
Net Change in Unrealized Appreciation (Depreciation)
Futures Contracts[2]	($302,284 )	($302,284 )

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.
[2]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2026, the month-end average notional amounts of futures contracts held by the fund and the month-end average number of contracts held were as follows:
NOTIONAL AMOUNT	NUMBER OF CONTRACTS
$23,821,273	626

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
PURCHASES OF SECURITIES	SALES OF SECURITIES
$414,607,471	$297,150,053
14
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

 8. In-Kind Transactions:
The consideration for the purchase of Creation Units of the fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of the fund.
The in-kind transactions for the period ended August 31, 2026, were as follows:
IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
$1,591,565,003	$334,141,166
For the period ended August 31, 2026, the fund may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the fund and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the fund’s tax year. These reclassifications have no effect on net assets or net asset value. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2026, if any, are disclosed in the fund’s Statement of Operations.
As described in the fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the fund, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in the fund’s Statement of Assets and Liabilities.

9. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the fund’s investments and gross unrealized appreciation and depreciation were as follows:
TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
$10,475,865,494	$1,451,350,355	($718,571,033 )	$732,779,322

The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the fund’s investments, disclosed above, have been adjusted from its book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the fund had capital loss carryforwards of $1,016,098,898.
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2026. The tax basis components of distributions paid during the fiscal year ended February 28, 2026, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
$245,021,945
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
15

Schwab U.S. REIT ETF
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. During the fiscal year ended February 28, 2026, the fund did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.
16
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
17

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.
18
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
19

Schwab U.S. REIT ETF
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab U.S. REIT ETF (the Fund), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Fund that the Board reviews during the course of each year, including information that relates to the Fund’s operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Fund at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Fund for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Fund was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to the Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Fund;
2.
the Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
the Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to the Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as the Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Fund’s portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs.
20
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

Schwab U.S. REIT ETF
The Trustees considered Schwab’s overall financial condition and reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Fund and the resources of the investment adviser and its affiliates dedicated to the Fund supported renewal of the Agreement with respect to the Fund.
Fund Performance. The Board considered the Fund’s performance in determining whether to renew the Agreement with respect to the Fund. Specifically, the Trustees considered the Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of the Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of the Fund, the Trustees considered the risk profile for the Fund and the Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Fund had closely tracked its index in 2025, performing in its expected performance range. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of the Fund supported renewal of the Agreement with respect to the Fund.
Fund Expenses. With respect to the Fund’s expenses, the Board considered the rate of compensation called for by the Agreement and the Fund’s net operating expense ratio, in each case, in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Fund and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. The Board evaluated the Fund’s unitary fee through review of comparative information with respect to fees paid by other similar exchange-traded funds tracking U.S. REIT indexes. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of the Fund are reasonable and supported renewal of the Agreement with respect to the Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Fund and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Fund, such as whether, by virtue of its management of the Fund, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Fund under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Fund by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Fund. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser is reasonable and supported renewal of the Agreement with respect to the Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Fund does not have breakpoints in its advisory fee, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Fund and whether those are passed along to the Fund’s shareholders through (i) the enhancement of services provided to the Fund in return for fees paid, including through the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Fund and its shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Fund and concluded that the compensation under the Agreement with respect to the Fund is fair and reasonable in light of the
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements
21

Schwab U.S. REIT ETF
services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.
22
Schwab U.S. REIT ETF | Semiannual Holdings and Financial Statements

MFR63740-15
00327874

Semiannual Holdings and Financial Statements | August 31, 2026
Schwab Fundamental Index* ETFs

Schwab Fundamental U.S. Broad Market ETF	FNDB
Schwab Fundamental U.S. Large Company ETF	FNDX
Schwab Fundamental U.S. Small Company ETF	FNDA
Schwab Fundamental International Equity ETF	FNDF
Schwab Fundamental International Small Equity ETF	FNDC
Schwab Fundamental Emerging Markets Equity ETF	FNDE
*
SCHWAB is a registered trademark of Charles Schwab & Co., Inc.
FUNDAMENTAL INDEX is a registered trademark of Research Affiliates LLC.

In This Report

Fund investment adviser: Charles Schwab Investment Management, Inc., dba Schwab Asset Management®
Distributor: SEI Investments Distribution Co. (SIDCO)
The Sector/Industry classifications in this report use the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of MSCI Inc. (MSCI) and Standard & Poor’s (S&P). GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc. The Industry classifications used in the Portfolio Holdings are sub-categories of Sector classifications.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$28.37	$24.07	$21.17	$18.11	$18.78	$16.09
Income (loss) from investment operations:
Net investment income (loss)[3]	0.24	0.44	0.40	0.38	0.36	0.33
Net realized and unrealized gains (losses)	3.15	4.29	2.90	3.05	(0.68)	2.67
Total from investment operations	3.39	4.73	3.30	3.43	(0.32)	3.00
Less distributions:
Distributions from net investment income	(0.21)	(0.43)	(0.40)	(0.37)	(0.35)	(0.31)
Net asset value at end of period	$31.55	$28.37	$24.07	$21.17	$18.11	$18.78
Total return	12.04%*	19.92%	15.74%	19.24%	(1.63%)	18.80%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%**	0.25%	0.25%	0.25%	0.25%[4]	0.25%
Net investment income (loss)	1.60%**	1.75%	1.78%	2.03%	2.02%	1.79%
Portfolio turnover rate[5]	7%*	12%	11%	11%	12%	13%
Net assets, end of period (x 1,000,000)	$1,486	$1,170	$917	$705	$486	$425

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.8% OF NET ASSETS

Automobiles & Components 1.6%
Adient PLC *	13,041	247,388
Aptiv PLC *	7,868	352,172
BorgWarner, Inc.	14,440	926,470
Dana, Inc.	10,689	320,456
Dauch Corp. *	26,108	163,436
Dorman Products, Inc. *	738	95,091
Ford Motor Co.	458,242	6,387,893
Fox Factory Holding Corp. *	4,804	98,146
General Motors Co.	98,463	8,499,326
Gentex Corp.	12,896	288,483
Gentherm, Inc. *	2,047	80,427
Goodyear Tire & Rubber Co. *	63,290	396,828
Harley-Davidson, Inc.	11,908	328,661
LCI Industries	1,933	194,518
Lear Corp.	6,722	840,183
Patrick Industries, Inc.	1,692	138,270
Phinia, Inc.	2,616	179,039
Rivian Automotive, Inc., Class A *	3,534	56,756
Standard Motor Products, Inc.	1,587	59,862
Tesla, Inc. *	10,825	3,983,059
Thor Industries, Inc.	5,556	422,256
Versigent PLC *	789	37,399
Visteon Corp.	1,377	140,206
Winnebago Industries, Inc.	5,665	170,460
		24,406,785

Banks 5.7%
Ameris Bancorp	1,450	122,162
Associated Banc-Corp.	4,646	142,214
Atlantic Union Bankshares Corp.	3,213	129,580
Axos Financial, Inc. *	979	94,757
BancFirst Corp.	223	24,356
Bancorp, Inc. *	775	50,375
Bank of America Corp.	226,975	14,058,831
Bank of Hawaii Corp.	1,215	92,255
Bank OZK	4,421	216,983
BankUnited, Inc.	4,076	185,866
Banner Corp.	1,122	78,697
Beacon Financial Corp.	2,236	69,428
BOK Financial Corp.	672	91,446
Capitol Federal Financial, Inc.	5,597	48,190
Cathay General Bancorp	2,400	146,904
Citigroup, Inc.	81,755	10,760,593
Citizens Financial Group, Inc.	17,014	1,171,754
City Holding Co.	335	47,888
Columbia Banking System, Inc.	6,842	202,797
Commerce Bancshares, Inc.	3,071	177,227
Community Financial System, Inc.	1,377	86,407
Cullen/Frost Bankers, Inc.	1,349	217,014
Customers Bancorp, Inc. *	1,021	79,822
CVB Financial Corp.	4,769	105,729
Dime Commercial Bancshares, Inc.	1,319	53,288
Eagle Bancorp, Inc.	2,770	75,593
East West Bancorp, Inc.	3,131	397,199
Eastern Bankshares, Inc.	2,129	46,753
Enterprise Financial Services Corp.	994	62,851
FB Financial Corp.	796	45,340
Fifth Third Bancorp	30,228	1,625,360
First BanCorp	3,077	85,787
First Bancorp/Southern Pines NC	747	47,382
First Busey Corp.	2,069	62,277
First Citizens BancShares, Inc., Class A	220	476,168
SECURITY	NUMBER OF SHARES	VALUE ($)
First Commonwealth Financial Corp.	3,322	68,765
First Financial Bancorp	3,228	105,330
First Financial Bankshares, Inc.	1,975	65,629
First Hawaiian, Inc.	5,022	128,613
First Horizon Corp.	14,981	364,338
First Interstate BancSystem, Inc., Class A	3,569	131,375
First Merchants Corp.	1,971	81,737
Flagstar Bank NA	17,062	227,095
FNB Corp.	11,217	204,486
Fulton Financial Corp.	5,749	134,872
Glacier Bancorp, Inc.	2,496	115,590
Hancock Whitney Corp.	2,333	173,785
Hilltop Holdings, Inc.	2,706	102,963
Home BancShares, Inc.	5,163	152,102
Hope Bancorp, Inc.	7,056	97,302
Huntington Bancshares, Inc.	58,106	969,499
Independent Bank Corp. /MA	1,172	95,143
International Bancshares Corp.	1,351	94,786
JPMorgan Chase & Co.	63,612	22,647,144
KeyCorp	37,909	819,213
Lakeland Financial Corp.	620	36,636
M&T Bank Corp.	4,445	1,039,863
Mechanics Bancorp, Class A	1,401	22,052
National Bank Holdings Corp., Class A	1,007	41,579
NBT Bancorp, Inc.	1,369	70,394
Northwest Bancshares, Inc.	5,568	85,135
OceanFirst Financial Corp.	2,761	52,017
OFG Bancorp	875	45,544
Old National Bancorp	7,282	186,274
Park National Corp.	330	64,446
Pathward Financial, Inc.	439	35,761
Pinnacle Financial Partners, Inc.	3,664	366,290
PNC Financial Services Group, Inc.	12,698	3,042,822
Popular, Inc.	1,268	213,265
Preferred Bank	475	48,654
Prosperity Bancshares, Inc.	2,955	211,460
Provident Financial Services, Inc.	3,309	77,431
Regions Financial Corp.	31,030	927,176
Renasant Corp.	1,734	70,938
S&T Bancorp, Inc.	1,142	56,506
Seacoast Banking Corp. of Florida	1,650	56,026
ServisFirst Bancshares, Inc.	1,474	63,441
Simmons First National Corp., Class A	6,478	146,273
Southside Bancshares, Inc.	1,085	34,243
Southstate Bank Corp.	2,179	228,555
Texas Capital Bancshares, Inc.	959	93,196
Towne Bank	1,992	73,784
TriCo Bancshares	983	52,473
Triumph Financial, Inc. *	601	42,821
Truist Financial Corp.	53,449	2,650,001
Trustmark Corp.	1,611	73,977
U.S. Bancorp	56,636	3,487,645
UMB Financial Corp.	1,048	148,428
United Bankshares, Inc.	3,980	187,577
United Community Banks, Inc.	3,157	109,990
Valley National Bancorp	16,222	221,268
WaFd, Inc.	3,081	110,177
Wells Fargo & Co.	121,737	10,516,859
WesBanco, Inc.	2,531	101,265
Westamerica BanCorp	825	47,891
Western Alliance Bancorp	2,845	222,280
Wintrust Financial Corp.	1,369	205,843
WSFS Financial Corp.	1,658	128,412
Zions Bancorp NA	7,563	504,376
		84,360,084

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Capital Goods 6.6%
3M Co.	16,247	2,791,722
A.O. Smith Corp.	4,579	270,756
AAON, Inc.	623	47,329
AAR Corp. *	1,014	131,100
Acuity, Inc.	1,114	369,614
Advanced Drainage Systems, Inc.	1,740	236,170
AECOM	4,951	333,846
AerCap Holdings NV	2,419	353,029
AeroVironment, Inc. *	154	22,846
AGCO Corp.	4,850	573,803
Alamo Group, Inc.	458	75,378
Albany International Corp., Class A	1,735	96,171
Allegion PLC	1,056	163,944
Allison Transmission Holdings, Inc.	3,262	410,066
AMETEK, Inc.	3,032	713,035
API Group Corp. *	4,389	172,268
Apogee Enterprises, Inc.	2,319	90,580
Applied Industrial Technologies, Inc.	852	276,031
Arcosa, Inc.	1,407	204,437
Armstrong World Industries, Inc.	706	121,841
Astec Industries, Inc.	1,403	59,698
ATI, Inc. *	1,520	310,384
Atkore, Inc.	3,946	369,701
Atmus Filtration Technologies, Inc.	1,271	60,029
Axon Enterprise, Inc. *	108	61,188
AZZ, Inc.	643	88,194
BlueLinx Holdings, Inc. *	1,660	132,186
Boeing Co. *	1,461	303,567
Boise Cascade Co.	4,949	386,071
Builders FirstSource, Inc. *	13,190	875,816
BWX Technologies, Inc.	844	128,533
Carlisle Cos., Inc.	1,495	518,137
Carpenter Technology Corp.	363	172,940
Carrier Global Corp.	18,567	1,080,971
Caterpillar, Inc.	7,750	6,180,392
Centuri Holdings, Inc. *	1,023	20,879
CNH Industrial NV	65,900	779,597
Columbus McKinnon Corp.	3,600	63,576
Comfort Systems USA, Inc.	176	272,029
Construction Partners, Inc., Class A *	391	41,524
Core & Main, Inc., Class A *	4,509	193,707
Crane Co.	783	160,570
CSW Industrials, Inc.	212	65,497
Cummins, Inc.	3,156	1,781,246
Curtiss-Wright Corp.	401	233,595
Deere & Co.	7,136	4,673,438
DNOW, Inc. *	11,165	178,975
Donaldson Co., Inc.	3,042	276,487
Douglas Dynamics, Inc.	1,049	43,082
Dover Corp.	3,390	658,440
Ducommun, Inc. *	377	64,625
DuPont de Nemours, Inc.	6,729	905,656
DXP Enterprises, Inc. *	404	75,843
Dycom Industries, Inc. *	537	156,380
Eaton Corp. PLC	5,021	2,017,839
EMCOR Group, Inc.	709	520,789
Emerson Electric Co.	13,205	2,012,970
Enerpac Tool Group Corp.	1,007	37,581
EnerSys	1,501	275,974
Enpro, Inc.	342	101,307
Esab Corp.	1,245	93,848
ESCO Technologies, Inc.	290	79,179
Everus Construction Group, Inc. *	1,563	179,948
Fastenal Co.	19,296	951,486
Federal Signal Corp.	967	113,139
Ferguson Enterprises, Inc.	5,799	1,301,933
SECURITY	NUMBER OF SHARES	VALUE ($)
Flowserve Corp.	3,307	261,551
Fluor Corp. *	9,062	493,970
Fortive Corp.	7,403	435,593
Fortune Brands Innovations, Inc.	8,575	380,130
Franklin Electric Co., Inc.	1,329	133,020
FTAI Aviation Ltd.	500	95,050
Gates Industrial Corp. Ltd. *	9,836	251,605
GATX Corp.	995	174,055
GE Vernova, Inc.	725	651,434
Generac Holdings, Inc. *	1,374	254,712
General Dynamics Corp.	7,098	2,635,842
General Electric Co.	6,708	2,251,943
Gibraltar Industries, Inc. *	1,987	89,395
Graco, Inc.	3,316	256,758
GrafTech International Ltd. *	5,167	37,202
Granite Construction, Inc.	1,102	132,857
Greenbrier Cos., Inc.	2,576	116,100
Griffon Corp.	1,274	124,075
Hayward Holdings, Inc. *	5,436	76,376
HEICO Corp.	552	182,795
Helios Technologies, Inc.	1,017	74,261
Herc Holdings, Inc.	1,850	281,829
Hexcel Corp.	1,894	175,517
Hillman Solutions Corp. *	9,837	75,745
Honeywell Aerospace, Inc. *	8,290	1,310,732
Honeywell International, Inc.	8,275	1,766,961
Howmet Aerospace, Inc.	2,291	561,180
Hubbell, Inc.	843	381,879
Huntington Ingalls Industries, Inc.	1,584	461,261
Hyster-Yale, Inc.	401	13,578
IDEX Corp.	1,769	404,464
IES Holdings, Inc. *	92	27,876
Illinois Tool Works, Inc.	6,335	1,744,469
Ingersoll Rand, Inc.	6,615	509,686
Insteel Industries, Inc.	1,453	43,735
ITT, Inc.	1,581	316,658
Janus International Group, Inc. *	8,600	42,656
JBT Marel Corp.	704	82,276
JELD-WEN Holding, Inc. *	35,663	85,235
Johnson Controls International PLC	11,900	1,645,056
Kadant, Inc.	238	71,195
Kennametal, Inc.	5,439	159,580
Kratos Defense & Security Solutions, Inc. *	792	40,376
L3Harris Technologies, Inc.	6,387	1,700,539
Lennox International, Inc.	481	184,050
Lincoln Electric Holdings, Inc.	1,160	326,227
Lindsay Corp.	384	44,125
Lockheed Martin Corp.	9,125	5,121,224
Louisiana-Pacific Corp.	3,812	268,784
Manitowoc Co., Inc. *	4,108	79,777
Masco Corp.	7,834	565,301
MasTec, Inc. *	1,155	276,946
Masterbrand, Inc. *	14,404	118,833
McGrath RentCorp	760	85,454
Mercury Systems, Inc. *	811	70,825
Middleby Corp. *	1,884	208,823
Midera Food Processing, Inc. *	1,810	84,853
Miller Industries, Inc.	1,015	56,860
Modine Manufacturing Co. *	600	107,058
Moog, Inc., Class A	659	244,818
MSC Industrial Direct Co., Inc., Class A	2,608	310,039
Mueller Industries, Inc.	5,889	367,532
Mueller Water Products, Inc., Class A	3,384	81,690
MYR Group, Inc. *	442	128,808
Nextpower, Inc., Class A *	859	70,464
Nordson Corp.	1,021	328,476
Northrop Grumman Corp.	4,393	2,370,902
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NPK International, Inc. *	3,226	42,841
nVent Electric PLC	2,203	332,102
Oshkosh Corp.	3,138	483,597
Otis Worldwide Corp.	8,216	584,404
Owens Corning	6,521	900,876
PACCAR, Inc.	18,320	2,274,062
Parker-Hannifin Corp.	1,463	1,432,921
Pentair PLC	3,550	214,633
Primoris Services Corp.	1,257	90,642
Proto Labs, Inc. *	983	78,699
Quanex Building Products Corp.	4,048	77,803
Quanta Services, Inc.	1,476	896,065
RBC Bearings, Inc. *	201	99,346
Regal Rexnord Corp.	2,118	335,597
Resideo Technologies, Inc. *	7,669	148,472
Rockwell Automation, Inc.	1,723	731,293
RTX Corp.	27,504	5,713,406
Rush Enterprises, Inc., Class A	4,731	363,483
Sensata Technologies Holding PLC	9,340	383,220
Simpson Manufacturing Co., Inc.	969	176,949
SiteOne Landscape Supply, Inc. *	1,441	141,982
Snap-on, Inc.	1,660	641,275
SPX Technologies, Inc. *	413	81,258
StandardAero, Inc. *	1,732	42,417
Standex International Corp.	274	79,367
Stanley Black & Decker, Inc.	12,190	1,174,750
Sterling Infrastructure, Inc. *	176	82,732
Tennant Co.	878	61,109
Terex Corp.	4,890	310,564
Textron, Inc.	7,323	589,941
Timken Co.	3,007	362,193
Titan International, Inc. *	6,204	44,607
Titan Machinery, Inc. *	2,536	52,166
Toro Co.	3,576	349,769
Trane Technologies PLC	1,278	567,943
TransDigm Group, Inc.	582	681,953
Trex Co., Inc. *	3,382	154,152
Trinity Industries, Inc.	4,517	130,180
Tutor Perini Corp.	1,462	129,416
UFP Industries, Inc.	4,492	379,664
United Rentals, Inc.	1,624	1,685,712
V2X, Inc. *	1,086	83,796
Valmont Industries, Inc.	513	240,936
Vertiv Holdings Co., Class A	1,083	280,194
VSE Corp.	233	48,622
Wabash National Corp.	8,524	114,989
Watsco, Inc.	1,074	332,747
Watts Water Technologies, Inc., Class A	482	176,292
WESCO International, Inc.	2,412	821,045
Westinghouse Air Brake Technologies Corp.	3,362	961,297
WillScot Holdings Corp.	12,074	249,932
Woodward, Inc.	736	250,108
Worthington Enterprises, Inc.	1,390	79,842
WW Grainger, Inc.	949	1,242,706
Xylem, Inc.	4,179	460,150
Zurn Elkay Water Solutions Corp., Class C	2,004	95,791
		97,567,996

Commercial & Professional Services 1.4%
ABM Industries, Inc.	5,861	273,298
ACCO Brands Corp.	15,761	67,457
Alight, Inc., Class A	4,822	69,003
Amentum Holdings, Inc. *	5,523	110,405
Automatic Data Processing, Inc.	7,203	2,061,210
Barrett Business Services, Inc.	1,253	43,103
SECURITY	NUMBER OF SHARES	VALUE ($)
Booz Allen Hamilton Holding Corp., Class A	5,341	404,047
Brady Corp., Class A	1,473	133,527
BrightView Holdings, Inc. *	5,823	64,694
Brink's Co.	1,625	177,011
Broadridge Financial Solutions, Inc.	2,078	378,986
CACI International, Inc., Class A *	712	443,583
Casella Waste Systems, Inc., Class A *	790	72,878
CBIZ, Inc. *	2,153	117,317
Cimpress PLC *	364	32,436
Cintas Corp.	4,682	944,781
Civeo Corp. *	1,068	35,703
Clarivate PLC *	40,172	82,353
Clean Harbors, Inc. *	969	305,477
Concentrix Corp.	8,870	266,987
Conduent, Inc. *	35,728	61,452
Copart, Inc. *	10,564	348,506
CoreCivic, Inc. *	7,804	259,249
Deluxe Corp.	4,714	108,893
Ennis, Inc.	2,265	48,335
Enviri Corp. *	1,805	40,215
Equifax, Inc.	2,212	418,422
ExlService Holdings, Inc. *	3,668	139,677
Exponent, Inc.	986	70,016
FTI Consulting, Inc. *	1,383	208,238
Genpact Ltd.	8,799	334,186
GEO Group, Inc. *	8,791	279,642
Healthcare Services Group, Inc. *	5,537	121,759
HNI Corp.	4,243	205,489
Huron Consulting Group, Inc. *	413	66,035
ICF International, Inc.	1,107	98,634
Insperity, Inc.	2,917	155,622
Interface, Inc.	2,334	88,505
Jacobs Solutions, Inc.	4,767	710,521
KBR, Inc.	6,910	259,125
Kelly Services, Inc., Class A	10,442	179,602
Kforce, Inc.	2,476	142,568
Korn Ferry	2,889	247,154
Leidos Holdings, Inc.	4,719	661,651
ManpowerGroup, Inc.	13,788	867,955
Maximus, Inc.	3,389	195,783
MillerKnoll, Inc.	8,039	181,601
Mobility Global, Inc.	4,647	94,334
MSA Safety, Inc.	721	134,661
OPENLANE, Inc. *	3,479	123,852
Parsons Corp. *	1,729	84,099
Paychex, Inc.	7,167	912,646
Paycom Software, Inc.	814	194,627
Paylocity Holding Corp. *	231	37,011
Pitney Bowes, Inc.	5,002	85,684
Republic Services, Inc.	3,519	777,417
Resources Connection, Inc.	5,566	23,322
Robert Half, Inc.	17,347	786,513
Rollins, Inc.	3,054	110,158
Science Applications International Corp.	4,076	522,625
SS&C Technologies Holdings, Inc.	6,712	556,895
Tetra Tech, Inc.	5,573	201,408
TIC Solutions, Inc. *	3,255	30,890
TransUnion	3,863	328,007
TriNet Group, Inc.	2,869	201,662
TrueBlue, Inc. *	9,992	104,816
TTEC Holdings, Inc. *	8,782	11,768
UL Solutions, Inc., Class A	635	47,320
UniFirst Corp.	727	201,088
Veralto Corp.	3,410	336,124
Verisk Analytics, Inc.	2,401	465,266
Verra Mobility Corp. *	3,806	16,861
Vestis Corp. *	18,540	231,935
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Waste Management, Inc.	7,916	1,732,971
		20,937,051

Consumer Discretionary Distribution & Retail 4.2%
1-800-Flowers.com, Inc., Class A *	7,116	25,973
Abercrombie & Fitch Co., Class A *	2,467	352,978
Academy Sports & Outdoors, Inc.	7,299	313,565
Advance Auto Parts, Inc.	8,539	360,175
Amazon.com, Inc. *	96,003	24,938,699
American Eagle Outfitters, Inc.	14,954	248,685
America's Car-Mart, Inc. *	1,085	2,496
Arko Corp.	7,280	33,197
Asbury Automotive Group, Inc. *	1,876	396,586
AutoNation, Inc. *	3,313	666,741
AutoZone, Inc. *	180	538,423
Bath & Body Works, Inc.	16,232	312,466
Best Buy Co., Inc.	24,516	1,964,957
Boot Barn Holdings, Inc. *	576	86,763
Buckle, Inc.	1,677	71,440
Burlington Stores, Inc. *	923	239,759
Caleres, Inc.	7,792	94,907
Camping World Holdings, Inc., Class A	5,846	37,765
CarMax, Inc. *	15,161	929,824
Carvana Co. *	353	25,931
Chewy, Inc., Class A *	1,915	45,577
Coupang, Inc. *	17,049	273,807
Designer Brands, Inc., Class A	12,504	68,397
Dick's Sporting Goods, Inc.	2,561	345,991
Dillard's, Inc., Class A	181	113,301
eBay, Inc.	18,196	1,884,378
Etsy, Inc. *	3,307	268,958
Five Below, Inc. *	1,004	247,827
Floor & Decor Holdings, Inc., Class A *	2,975	149,553
GameStop Corp., Class A *	9,654	177,441
Gap, Inc.	14,908	332,598
Genesco, Inc. *	2,454	82,135
Genuine Parts Co.	6,884	933,952
Gold.com, Inc.	5,536	248,954
Group 1 Automotive, Inc.	1,421	383,016
Haverty Furniture Cos., Inc.	1,421	38,751
Home Depot, Inc.	24,409	8,002,002
Kohl's Corp.	42,290	753,608
Lithia Motors, Inc.	2,658	976,337
LKQ Corp.	25,907	650,266
Lowe's Cos., Inc.	21,580	4,417,426
Macy's, Inc.	47,869	1,051,203
MarineMax, Inc. *	3,364	175,534
Monro, Inc.	4,074	50,762
Murphy USA, Inc.	1,100	566,929
National Vision Holdings, Inc. *	4,088	69,823
Ollie's Bargain Outlet Holdings, Inc. *	1,375	103,703
OneWater Marine, Inc., Class A *	2,256	27,049
O'Reilly Automotive, Inc. *	13,140	1,166,832
Penske Automotive Group, Inc.	1,537	332,899
Petco Health & Wellness Co., Inc. *	16,632	44,241
Pool Corp.	1,321	246,393
RH *	1,188	177,190
Ross Stores, Inc.	5,396	1,233,202
Sally Beauty Holdings, Inc. *	10,296	168,648
Shoe Station Group, Inc.	2,755	37,744
Signet Jewelers Ltd.	3,605	296,619
Sonic Automotive, Inc., Class A	1,738	136,694
Stitch Fix, Inc., Class A *	11,143	35,323
TJX Cos., Inc.	17,565	2,352,129
Tractor Supply Co.	17,081	596,127
Ulta Beauty, Inc. *	990	531,729
Upbound Group, Inc.	7,450	136,335
SECURITY	NUMBER OF SHARES	VALUE ($)
Urban Outfitters, Inc. *	2,838	228,998
Valvoline, Inc. *	6,097	195,470
Victoria's Secret & Co. *	5,344	456,431
Wayfair, Inc., Class A *	977	96,987
Williams-Sonoma, Inc.	2,795	637,959
Zumiez, Inc. *	2,274	40,705
		63,229,263

Consumer Durables & Apparel 1.4%
Acushnet Holdings Corp.	913	78,874
Beazer Homes USA, Inc. *	4,029	133,682
Brunswick Corp.	5,795	439,841
Callaway Golf Co. *	9,184	144,281
Capri Holdings Ltd. *	18,477	244,820
Carter's, Inc.	6,815	220,738
Cavco Industries, Inc. *	278	155,438
Century Communities, Inc.	3,062	206,838
Champion Homes, Inc. *	2,102	187,646
Columbia Sportswear Co.	2,631	151,019
Crocs, Inc. *	3,332	401,106
Deckers Outdoor Corp. *	4,043	352,064
Dr. Horton, Inc.	16,146	2,334,066
Dream Finders Homes, Inc., Class A *	1,447	20,330
Ethan Allen Interiors, Inc.	2,529	59,811
G-III Apparel Group Ltd.	4,472	145,742
GoPro, Inc., Class A *	33,603	29,443
Green Brick Partners, Inc. *	1,320	95,330
Hasbro, Inc.	4,944	465,230
Helen of Troy Ltd. *	7,405	222,891
Hooker Furnishings Corp.	1,910	25,021
Hovnanian Enterprises, Inc., Class A *	595	73,857
Installed Building Products, Inc.	474	115,101
KB Home	5,866	312,658
Kontoor Brands, Inc.	1,930	145,541
La-Z-Boy, Inc.	3,703	117,163
Lennar Corp., Class A	19,167	1,612,136
Levi Strauss & Co., Class A	3,960	82,210
LGI Homes, Inc. *	2,953	165,191
M/I Homes, Inc. *	1,900	282,739
Malibu Boats, Inc., Class A *	2,567	69,206
MasterCraft Boat Holdings, Inc. *	1,446	33,663
Mattel, Inc. *	16,576	247,811
Meritage Homes Corp.	6,632	460,460
Mohawk Industries, Inc. *	5,501	705,503
Movado Group, Inc.	1,735	58,522
Newell Brands, Inc.	89,440	559,000
NIKE, Inc., Class B	54,148	2,115,021
NVR, Inc. *	144	909,393
Oxford Industries, Inc.	2,339	89,560
Polaris, Inc.	5,861	378,269
PulteGroup, Inc.	11,714	1,479,713
PVH Corp.	7,432	551,157
Ralph Lauren Corp.	918	318,454
SharkNinja, Inc. *	1,161	223,481
Smith & Wesson Brands, Inc.	6,778	86,216
Somnigroup International, Inc.	6,914	447,682
Sonos, Inc. *	5,506	85,894
Steven Madden Ltd.	4,764	205,710
Sturm Ruger & Co., Inc.	2,064	78,370
Tapestry, Inc.	4,690	578,699
Toll Brothers, Inc.	4,566	654,993
Under Armour, Inc., Class A *	32,892	165,776
VF Corp.	36,761	494,068
Whirlpool Corp.	11,245	459,246
Wolverine World Wide, Inc.	4,204	82,945
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
YETI Holdings, Inc. *	2,845	116,787
		20,676,406

Consumer Services 1.5%
ADT, Inc.	40,757	301,194
Airbnb, Inc., Class A *	1,899	347,935
Aramark	8,308	467,823
BJ's Restaurants, Inc. *	1,067	67,851
Bloomin' Brands, Inc. *	18,472	190,262
Booking Holdings, Inc.	11,688	2,326,964
Boyd Gaming Corp.	2,901	225,089
Bright Horizons Family Solutions, Inc. *	1,199	88,942
Brightstar Lottery PLC	2,568	28,941
Brinker International, Inc. *	492	112,422
Caesars Entertainment, Inc. *	23,097	685,981
Carnival Corp. Ltd.	8,652	206,696
Cheesecake Factory, Inc.	1,121	122,738
Chegg, Inc. *	17,255	14,580
Chipotle Mexican Grill, Inc. *	17,587	668,834
Choice Hotels International, Inc.	620	64,083
Churchill Downs, Inc.	1,423	124,484
Covista, Inc. *	1,160	153,503
Cracker Barrel Old Country Store, Inc.	3,789	209,304
Darden Restaurants, Inc.	3,388	725,913
Dave & Buster's Entertainment, Inc. *	4,594	41,208
Dine Brands Global, Inc.	1,920	63,514
Domino's Pizza, Inc.	843	288,357
DoorDash, Inc., Class A *	1,224	283,650
Expedia Group, Inc.	2,018	639,948
Flutter Entertainment PLC *	2,958	296,332
Frontdoor, Inc. *	1,476	119,364
Graham Holdings Co., Class B	158	178,365
Grand Canyon Education, Inc. *	1,041	154,203
H&R Block, Inc.	4,967	256,546
Hilton Grand Vacations, Inc. *	3,490	148,011
Hilton Worldwide Holdings, Inc.	1,971	623,388
Hyatt Hotels Corp., Class A	539	89,997
Jack in the Box, Inc. *	5,461	90,161
Las Vegas Sands Corp.	5,063	221,810
Laureate Education, Inc. *	6,131	230,096
Life Time Group Holdings, Inc. *	847	35,591
Marriott International, Inc., Class A	2,105	719,405
Marriott Vacations Worldwide Corp.	4,015	418,604
Matthews International Corp., Class A	2,327	48,332
McDonald's Corp.	12,933	3,408,363
MGM Resorts International *	14,962	618,828
Papa John's International, Inc. (a)	1,573	36,934
Penn Entertainment, Inc. *	18,563	310,188
Perdoceo Education Corp.	2,369	78,746
Planet Fitness, Inc., Class A *	1,124	57,998
Red Rock Resorts, Inc., Class A	1,521	85,419
Royal Caribbean Cruises Ltd.	961	258,259
Service Corp. International	4,354	355,461
Six Flags Entertainment Corp. *	4,899	73,730
Starbucks Corp.	24,485	2,601,531
Strategic Education, Inc.	1,339	110,923
Stride, Inc. *	1,110	96,226
Texas Roadhouse, Inc.	1,431	279,904
Travel & Leisure Co.	3,402	233,921
United Parks & Resorts, Inc. *	2,055	82,221
Vail Resorts, Inc.	1,889	258,623
Wendy's Co.	16,668	138,344
Wingstop, Inc.	241	26,385
WW International, Inc. *	1,109	18,509
Wyndham Hotels & Resorts, Inc.	2,681	197,482
Wynn Resorts Ltd.	1,125	102,690
SECURITY	NUMBER OF SHARES	VALUE ($)
Yum! Brands, Inc.	5,343	819,135
		22,330,241

Consumer Staples Distribution & Retail 2.7%
Albertsons Cos., Inc., Class A	50,299	621,193
Andersons, Inc.	4,916	318,901
BJ's Wholesale Club Holdings, Inc. *	4,862	440,740
Casey's General Stores, Inc.	955	718,361
Chefs' Warehouse, Inc. *	742	83,453
Costco Wholesale Corp.	8,195	7,735,178
Dollar General Corp.	15,397	1,951,570
Dollar Tree, Inc. *	10,508	1,330,208
Grocery Outlet Holding Corp. *	11,819	141,237
Ingles Markets, Inc., Class A	2,147	175,625
Kroger Co.	49,811	2,866,125
Maplebear, Inc. *	2,160	109,123
Performance Food Group Co. *	10,291	1,020,558
PriceSmart, Inc.	1,317	223,903
Sprouts Farmers Market, Inc. *	3,531	289,683
Sysco Corp.	17,481	1,417,359
Target Corp.	42,275	6,801,202
U.S. Foods Holding Corp. *	11,827	1,239,943
United Natural Foods, Inc. *	11,926	523,074
Village Super Market, Inc., Class A	811	35,100
Walmart, Inc.	116,940	12,263,498
Weis Markets, Inc.	1,645	116,877
		40,422,911

Energy 9.9%
Antero Midstream Corp.	6,848	153,532
Antero Resources Corp. *	15,532	597,671
APA Corp.	39,470	1,703,131
Archrock, Inc.	4,133	130,272
Ardmore Shipping Corp.	1,415	24,607
Baker Hughes Co.	29,788	1,893,027
Bristow Group, Inc.	1,323	60,051
Cactus, Inc., Class A	1,496	105,199
California Resources Corp.	5,825	308,900
Cheniere Energy, Inc.	6,607	1,927,196
Chevron Corp.	106,559	21,966,072
Chord Energy Corp.	4,602	677,000
CNX Resources Corp. *	8,608	313,159
Comstock Resources, Inc. *	3,283	47,374
ConocoPhillips	78,098	10,347,204
Core Laboratories, Inc.	1,344	16,706
Core Natural Resources, Inc.	2,875	294,113
Crescent Energy Co., Class A	23,714	324,645
CVR Energy, Inc.	3,158	132,194
Delek U.S. Holdings, Inc.	5,334	396,530
Devon Energy Corp.	72,398	3,512,027
DHT Holdings, Inc.	2,705	53,018
Diamondback Energy, Inc.	5,412	1,084,998
Diversified Energy Co.	3,781	56,299
Dorian LPG Ltd.	2,311	115,642
DT Midstream, Inc.	1,401	183,559
EOG Resources, Inc.	31,136	4,513,475
EQT Corp.	16,372	887,035
Expand Energy Corp.	12,021	1,179,981
Expro Ltd. *	4,944	89,585
ExxonMobil Holdings Corp.	203,801	32,801,771
Golar LNG Ltd.	574	29,555
Green Plains, Inc. *	8,788	126,987
Gulfport Energy Corp. *	835	149,841
Halliburton Co.	42,713	1,573,974
Helix Energy Solutions Group, Inc. *	9,349	96,295
Helmerich & Payne, Inc.	8,491	370,038
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
HF Sinclair Corp.	22,164	2,252,084
International Seaways, Inc.	2,024	199,647
Kinder Morgan, Inc.	70,339	2,267,729
Kodiak Gas Services, Inc.	1,461	85,863
Kosmos Energy Ltd. *	80,409	229,970
Liberty Energy, Inc.	12,703	250,376
Magnolia Oil & Gas Corp., Class A	7,585	203,657
Marathon Petroleum Corp.	28,706	10,716,524
Matador Resources Co.	5,716	331,585
Murphy Oil Corp.	14,057	511,956
Nabors Industries Ltd. *	2,335	218,649
New Fortress Energy, Inc. *	68,406	19,838
Noble Corp. PLC	3,955	181,258
Northern Oil & Gas, Inc.	6,932	180,301
NOV, Inc.	24,746	526,842
Occidental Petroleum Corp.	50,560	3,042,701
Oceaneering International, Inc. *	2,878	148,965
Oil States International, Inc. *	6,018	53,079
ONEOK, Inc.	19,243	1,847,520
Ovintiv, Inc.	29,403	1,930,307
Par Pacific Holdings, Inc. *	4,349	347,572
Patterson-UTI Energy, Inc.	36,982	467,452
PBF Energy, Inc., Class A	29,700	2,167,803
Peabody Energy Corp.	14,296	424,448
Permian Resources Corp., Class A	14,369	334,654
Phillips 66	31,419	7,747,297
ProPetro Holding Corp. *	10,730	121,893
Range Resources Corp.	10,288	425,100
REX American Resources Corp. *	1,246	51,186
RPC, Inc.	9,006	58,809
Scorpio Tankers, Inc.	1,395	110,010
Select Water Solutions, Inc.	5,831	113,705
SLB Ltd.	57,827	3,475,403
SM Energy Co.	22,585	839,710
Summit Midstream Corp. *	863	30,058
Talos Energy, Inc. *	9,861	170,201
Targa Resources Corp.	4,166	1,223,346
TechnipFMC PLC	6,883	537,906
Teekay Corp. Ltd.	2,442	32,137
Texas Pacific Land Corp.	298	111,553
Tidewater, Inc. *	810	75,427
VAALCO Energy, Inc.	4,309	25,595
Valaris Ltd. *	1,107	95,612
Valero Energy Corp.	34,296	12,309,520
W&T Offshore, Inc.	15,231	56,507
Weatherford International PLC	2,572	251,464
Williams Cos., Inc.	25,092	1,883,155
World Kinect Corp.	18,921	676,426
		147,605,463

Equity Real Estate Investment Trusts (REITs) 1.9%
Acadia Realty Trust	2,238	45,812
Agree Realty Corp.	1,134	81,932
Alexandria Real Estate Equities, Inc.	10,055	515,721
American Assets Trust, Inc.	2,472	55,521
American Healthcare REIT, Inc.	1,449	79,999
American Homes 4 Rent, Class A	6,377	212,354
American Tower Corp.	8,502	1,493,801
Americold Realty Trust, Inc.	17,506	261,715
Apple Hospitality REIT, Inc.	10,403	165,928
Brandywine Realty Trust	26,388	79,692
Brixmor Property Group, Inc.	8,069	233,113
Broadstone Net Lease, Inc.	5,001	104,321
BXP, Inc.	7,894	536,713
Camden Property Trust	2,755	291,479
CareTrust REIT, Inc.	1,201	46,779
Centerspace	568	29,814
SECURITY	NUMBER OF SHARES	VALUE ($)
COPT Defense Properties	3,779	136,044
Cousins Properties, Inc.	6,314	183,043
Crown Castle, Inc.	12,825	976,495
CubeSmart	4,803	190,775
DiamondRock Hospitality Co.	6,504	80,064
Digital Realty Trust, Inc.	5,602	1,039,675
Diversified Healthcare Trust	17,423	131,892
Douglas Emmett, Inc.	11,841	136,882
Easterly Government Properties, Inc.	2,146	52,641
EastGroup Properties, Inc.	579	115,510
Empire State Realty Trust, Inc., Class A	11,726	53,119
EPR Properties	2,246	131,863
Equinix, Inc.	998	1,044,627
Equity LifeStyle Properties, Inc.	2,911	184,703
Essential Properties Realty Trust, Inc.	2,077	62,310
Essex Property Trust, Inc.	1,405	397,559
Extra Space Storage, Inc.	2,963	418,079
Federal Realty Investment Trust	2,125	246,564
First Industrial Realty Trust, Inc.	2,243	138,797
Four Corners Property Trust, Inc.	1,986	49,412
Gaming & Leisure Properties, Inc.	5,451	229,324
Global Net Lease, Inc.	8,847	81,215
Healthcare Realty Trust, Inc.	12,189	232,079
Healthpeak Properties, Inc.	23,802	495,558
Highwoods Properties, Inc.	6,213	190,118
Host Hotels & Resorts, Inc.	23,573	516,956
Hudson Pacific Properties, Inc. *	9,457	118,874
Independence Realty Trust, Inc.	4,875	78,878
Innovative Industrial Properties, Inc.	1,012	57,603
InvenTrust Properties Corp.	1,772	57,253
Invitation Homes, Inc.	13,275	386,833
Iron Mountain, Inc.	4,904	565,676
JBG SMITH Properties	5,508	66,371
Kilroy Realty Corp.	5,731	208,035
Kimco Realty Corp.	14,357	340,404
Kite Realty Group Trust	4,718	121,724
Lamar Advertising Co., Class A	1,896	282,523
Lineage, Inc.	2,332	91,531
LTC Properties, Inc.	1,272	51,287
LXP Industrial Trust	2,058	124,941
Macerich Co.	7,275	171,835
Medical Properties Trust, Inc.	45,623	181,123
Mid-America Apartment Communities, Inc.	3,106	400,208
National Health Investors, Inc.	901	64,070
NNN REIT, Inc.	3,813	172,348
Omega Healthcare Investors, Inc.	4,392	200,802
Outfront Media, Inc.	4,788	140,671
Park Hotels & Resorts, Inc.	17,692	270,688
Pebblebrook Hotel Trust	7,171	129,939
Phillips Edison & Co., Inc.	2,489	96,200
Piedmont Realty Trust, Inc., Class A *	11,381	108,916
Prologis, Inc.	11,623	1,626,290
Public Storage	2,543	780,676
Rayonier, Inc.	10,636	218,038
Realty Income Corp.	10,655	652,938
Regency Centers Corp.	3,619	270,593
Rexford Industrial Realty, Inc.	3,511	130,047
RLJ Lodging Trust	12,428	137,205
Ryman Hospitality Properties, Inc.	1,059	134,239
Sabra Health Care REIT, Inc.	6,364	129,762
SBA Communications Corp.	1,937	367,371
Service Properties Trust (b)	9,517	74,233
Simon Property Group, Inc.	4,978	1,056,929
SITE Centers Corp.	3,260	9,617
SL Green Realty Corp.	3,796	212,500
STAG Industrial, Inc.	3,775	140,619
Summit Hotel Properties, Inc.	7,710	45,104
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sun Communities, Inc.	2,841	344,954
Sunstone Hotel Investors, Inc.	10,096	112,772
Tanger, Inc.	2,084	78,588
Terreno Realty Corp.	1,124	74,420
UDR, Inc.	8,499	314,038
Urban Edge Properties	3,963	83,857
Ventas, Inc.	8,009	730,181
VICI Properties, Inc.	17,824	457,186
Vivmark Residential	19,204	1,250,949
Vornado Realty Trust	6,226	232,728
Welltower, Inc.	4,961	1,171,987
Weyerhaeuser Co.	48,063	1,123,232
WP Carey, Inc.	4,582	320,557
Xenia Hotels & Resorts, Inc.	4,638	86,963
		28,607,304

Financial Services 7.3%
Acadian Asset Management, Inc.	1,078	101,548
Adamas Trust, Inc.	6,737	65,618
Affiliated Managers Group, Inc.	1,241	456,924
AGNC Investment Corp.	26,832	287,907
Ally Financial, Inc.	26,992	1,139,332
American Express Co.	9,472	3,127,370
Ameriprise Financial, Inc.	2,654	1,467,954
Annaly Capital Management, Inc.	26,138	599,083
Apollo Commercial Real Estate Finance, Inc.	8,776	60,642
Apollo Global Management, Inc.	4,006	547,139
Arbor Realty Trust, Inc. (a)	15,894	79,629
ARES Management Corp., Class A	1,644	235,371
Artisan Partners Asset Management, Inc., Class A	3,240	137,927
Bank of New York Mellon Corp.	19,260	3,106,253
Berkshire Hathaway, Inc., Class B *	43,386	21,867,846
BGC Group, Inc., Class A	7,035	84,490
Blackrock, Inc.	2,258	2,609,367
Blackstone Mortgage Trust, Inc., Class A	9,433	131,119
Blackstone, Inc.	8,630	1,236,161
Block, Inc. *	12,054	988,669
Blue Owl Capital, Inc.	2,024	24,774
BRC Group Holdings, Inc. *(a)	6,408	44,343
Bread Financial Holdings, Inc.	4,598	480,353
BrightSpire Capital, Inc.	8,847	42,023
Capital One Financial Corp.	25,629	5,497,677
Carlyle Group, Inc.	6,799	329,004
Cboe Global Markets, Inc.	685	205,637
Charles Schwab Corp. (c)	19,534	2,145,224
Chimera Investment Corp.	8,377	96,000
Claros Mortgage Trust, Inc. *	12,348	19,633
CME Group, Inc.	4,710	1,344,705
Cohen & Steers, Inc.	721	58,163
Coinbase Global, Inc., Class A *	814	153,130
Corebridge Financial, Inc.	21,424	697,137
Corpay, Inc. *	1,832	740,678
Credit Acceptance Corp. *	285	170,926
DigitalBridge Group, Inc.	7,624	121,298
Donnelley Financial Solutions, Inc. *	1,729	83,511
Enact Holdings, Inc.	986	47,525
Encore Capital Group, Inc. *	1,888	183,155
Enova International, Inc. *	945	214,250
Equitable Holdings, Inc.	10,366	519,648
Essent Group Ltd.	2,839	191,803
Euronet Worldwide, Inc. *	2,544	176,833
Evercore, Inc., Class A	1,099	314,787
EVERTEC, Inc.	1,608	47,645
EZCORP, Inc., Class A *	2,187	70,684
FactSet Research Systems, Inc.	943	295,678
SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Agricultural Mortgage Corp., Class C	281	61,792
Federated Hermes, Inc.	3,487	221,948
Fidelity National Information Services, Inc.	31,382	1,279,444
FirstCash Holdings, Inc.	829	177,796
Fiserv, Inc. *	31,786	1,694,512
Franklin BSP Realty Trust, Inc.	5,722	47,893
Franklin Templeton, Inc.	19,188	655,270
Global Payments, Inc.	17,538	1,596,835
Goldman Sachs Group, Inc.	7,220	7,406,998
Green Dot Corp., Class A *	4,425	58,808
Hamilton Lane, Inc., Class A	414	45,051
Happen, Inc. *	3,150	55,377
Houlihan Lokey, Inc.	997	132,890
Interactive Brokers Group, Inc., Class A	1,433	139,417
Intercontinental Exchange, Inc.	8,222	1,321,275
Invesco Ltd.	19,459	637,866
Jack Henry & Associates, Inc.	1,766	296,529
Jackson Financial, Inc., Class A	4,138	552,133
Jefferies Financial Group, Inc.	6,630	349,003
KKR & Co., Inc.	5,964	654,370
KKR Real Estate Finance Trust, Inc.	6,583	50,162
Ladder Capital Corp.	5,564	54,527
loanDepot, Inc., Class A *	25,017	23,626
LPL Financial Holdings, Inc.	1,432	530,033
MarketAxess Holdings, Inc.	784	127,502
Mastercard, Inc., Class A	6,708	3,953,092
MFA Financial, Inc.	6,800	59,976
MGIC Investment Corp.	10,046	307,910
Moelis & Co., Class A	2,625	178,684
Moody's Corp.	1,732	874,037
Morgan Stanley	27,331	5,830,249
Morningstar, Inc.	490	107,281
MSCI, Inc.	662	377,764
Nasdaq, Inc.	6,132	604,677
Navient Corp.	12,740	121,157
NCR Atleos Corp. *	3,869	177,664
Nelnet, Inc., Class A	405	50,734
NMI Holdings, Inc., Class A *	1,797	79,697
Northern Trust Corp.	5,026	932,625
OneMain Holdings, Inc.	12,554	784,123
Oppenheimer Holdings, Inc., Class A	575	68,304
PayPal Holdings, Inc.	48,783	2,569,157
Paysafe Ltd. *	5,058	32,574
PennyMac Financial Services, Inc.	1,922	140,517
PennyMac Mortgage Investment Trust	6,964	64,904
Piper Sandler Cos.	1,505	112,965
PJT Partners, Inc., Class A	314	56,642
PRA Group, Inc. *	3,902	73,436
PROG Holdings, Inc.	7,636	291,161
Radian Group, Inc.	5,899	211,538
Raymond James Financial, Inc.	3,798	676,690
Ready Capital Corp.	20,653	36,556
Redwood Trust, Inc.	8,334	38,503
Regional Management Corp.	989	31,737
Rithm Capital Corp.	35,453	355,594
Rocket Cos., Inc., Class A *	19,532	261,924
S&P Global, Inc.	4,728	2,060,652
SEI Investments Co.	3,723	413,179
Shift4 Payments, Inc., Class A *	842	35,600
SLM Corp.	15,802	410,378
SoFi Technologies, Inc. *	1,564	27,964
Starwood Property Trust, Inc.	16,383	257,213
State Street Corp.	11,017	2,108,433
Stifel Financial Corp.	3,031	244,844
StoneX Group, Inc. *	5,176	354,452
Synchrony Financial	33,845	2,608,773
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
T. Rowe Price Group, Inc.	14,543	1,618,345
Toast, Inc., Class A *	3,076	104,861
TPG RE Finance Trust, Inc.	4,290	33,162
TPG, Inc.	1,973	106,779
Tradeweb Markets, Inc., Class A	916	98,653
Victory Capital Holdings, Inc., Class A	1,295	152,823
Virtu Financial, Inc., Class A	3,791	248,841
Virtus Investment Partners, Inc.	363	60,077
Visa, Inc., Class A	15,038	5,704,966
Voya Financial, Inc.	3,779	382,888
Walker & Dunlop, Inc.	1,999	81,019
Western Union Co.	47,413	339,477
WEX, Inc. *	1,369	260,904
WisdomTree, Inc.	1,238	29,786
World Acceptance Corp. *	308	56,613
		108,080,184

Food, Beverage & Tobacco 3.1%
Altria Group, Inc.	56,771	3,887,678
Archer-Daniels-Midland Co.	48,163	3,915,170
B&G Foods, Inc.	22,700	78,769
Boston Beer Co., Inc., Class A *	538	95,662
Brown-Forman Corp., Class B	12,369	328,644
Bunge Global SA	19,549	2,271,789
Cal-Maine Foods, Inc.	2,423	191,223
Campbell's Co. (a)	15,428	365,335
Coca-Cola Co.	59,370	5,264,338
Coca-Cola Consolidated, Inc.	1,375	268,909
Conagra Brands, Inc.	54,544	873,795
Constellation Brands, Inc., Class A	6,953	908,201
Darling Ingredients, Inc. *	7,919	524,792
Del Monte Corp.	3,625	114,840
Dole PLC	3,297	45,663
Flowers Foods, Inc.	24,231	167,679
General Mills, Inc.	40,006	1,648,247
Hain Celestial Group, Inc. *	41,093	30,631
Hershey Co.	3,689	650,039
Hormel Foods Corp.	19,950	435,907
Ingredion, Inc.	4,278	442,602
J&J Snack Foods Corp.	834	73,542
J.M. Smucker Co.	6,887	903,299
John B Sanfilippo & Son, Inc.	755	55,636
Keurig Dr. Pepper, Inc.	45,016	1,434,210
Kraft Heinz Co.	79,753	2,047,259
Lamb Weston Holdings, Inc.	6,876	374,948
Marzetti Co.	780	87,867
McCormick & Co., Inc. - Non Voting Shares	8,249	447,261
MGP Ingredients, Inc.	1,942	32,257
Molson Coors Beverage Co., Class B	16,147	642,005
Mondelez International, Inc., Class A	49,892	3,096,796
Monster Beverage Corp. *	13,624	625,614
Nomad Foods Ltd.	13,637	158,735
PepsiCo, Inc.	39,114	5,489,259
Philip Morris International, Inc.	27,792	5,205,442
Pilgrim's Pride Corp. *	2,836	88,994
Post Holdings, Inc. *	2,645	220,487
Primo Brands Corp.	2,998	68,414
Seaboard Corp.	33	129,038
Seneca Foods Corp., Class A *	446	88,437
Simply Good Foods Co. *	4,880	55,876
Smithfield Foods, Inc.	1,803	39,504
Tyson Foods, Inc., Class A	32,897	1,813,941
Universal Corp.	2,127	96,778
		45,785,512

SECURITY	NUMBER OF SHARES	VALUE ($)
Health Care Equipment & Services 6.3%
Abbott Laboratories	44,317	4,890,824
Acadia Healthcare Co., Inc. *	10,024	276,261
Accendra Health, Inc. *	28,995	35,084
AdaptHealth Corp. *	10,112	56,526
Addus HomeCare Corp. *	531	60,890
agilon health, Inc. *	2,587	227,371
Align Technology, Inc. *	2,728	435,907
AMN Healthcare Services, Inc. *	11,325	388,221
Astrana Health, Inc. *	2,431	92,645
Baxter International, Inc.	47,572	1,236,872
Becton Dickinson & Co.	8,970	1,687,347
Boston Scientific Corp. *	15,005	724,742
BrightSpring Health Services, Inc. *	2,104	122,874
Brookdale Senior Living, Inc. *	6,710	79,111
Cardinal Health, Inc.	4,481	1,051,332
Cencora, Inc.	2,896	937,146
Centene Corp. *	92,773	5,969,015
Chemed Corp.	527	273,360
Cigna Group	20,980	5,792,158
Claritev Corp. *	1,192	47,477
Clover Health Investments Corp. *	17,256	71,612
Community Health Systems, Inc. *	46,917	136,998
Concentra Group Holdings Parent, Inc.	6,397	215,835
CONMED Corp.	1,722	85,842
Cooper Cos., Inc. *	4,980	349,048
CVS Health Corp.	113,263	10,636,528
DaVita, Inc. *	2,811	494,764
Dentsply Sirona, Inc.	27,816	310,705
Dexcom, Inc. *	3,070	279,554
Edwards Lifesciences Corp. *	10,069	913,762
Elevance Health, Inc.	17,058	6,695,947
Embecta Corp.	8,409	43,222
Encompass Health Corp.	2,316	278,406
Enovis Corp. *	4,809	118,253
Ensign Group, Inc.	796	137,119
Envista Holdings Corp. *	8,132	220,703
Evolent Health, Inc., Class A *	13,022	58,599
Fulgent Genetics, Inc. *	2,352	45,558
GE HealthCare Technologies, Inc.	13,264	944,795
Globus Medical, Inc., Class A *	1,548	125,961
Haemonetics Corp. *	1,640	169,035
HCA Healthcare, Inc.	5,583	2,313,874
HealthEquity, Inc. *	944	91,134
Henry Schein, Inc. *	7,384	663,083
Humana, Inc.	14,102	5,404,310
ICU Medical, Inc. *	806	139,398
IDEXX Laboratories, Inc. *	652	362,962
Insulet Corp. *	277	41,179
Integer Holdings Corp. *	1,081	135,395
Integra LifeSciences Holdings Corp. *	8,577	145,123
Intuitive Surgical, Inc. *	1,792	675,333
Labcorp Holdings, Inc.	5,455	1,814,660
Lantheus Holdings, Inc. *	1,009	101,869
LivaNova PLC *	1,057	84,359
McKesson Corp.	2,075	1,837,039
Medtronic PLC	26,917	2,440,026
Merit Medical Systems, Inc. *	1,060	96,100
Molina Healthcare, Inc. *	6,268	1,245,890
National HealthCare Corp.	486	105,234
Neogen Corp. *	8,081	93,416
OmniAb, Inc., Class A *(d)	52	0
OmniAb, Inc., Class B *(d)	52	0
Omnicell, Inc. *	1,701	59,807
Option Care Health, Inc. *	6,725	157,701
Pediatrix Medical Group, Inc. *	5,097	133,694
Penumbra, Inc. *	178	57,512
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Privia Health Group, Inc. *	2,077	42,558
Progyny, Inc. *	1,550	39,665
Quest Diagnostics, Inc.	4,190	1,006,857
QuidelOrtho Corp. *	12,365	178,427
RadNet, Inc. *	760	57,623
ResMed, Inc.	1,868	448,507
Solventum Corp. *	8,832	804,242
STERIS PLC	2,044	475,516
Stryker Corp.	4,828	1,563,306
Surgery Partners, Inc. *	4,453	61,852
Teladoc Health, Inc. *	11,950	75,763
Teleflex, Inc.	2,457	349,017
Tenet Healthcare Corp. *	3,588	954,085
UnitedHealth Group, Inc.	51,477	20,045,659
Universal Health Services, Inc., Class B	4,195	714,534
Varex Imaging Corp. *	3,425	63,328
Veeva Systems, Inc., Class A *	914	261,121
Waystar Holding Corp. *	1,707	44,689
Zimmer Biomet Holdings, Inc.	8,686	868,948
		92,972,204

Household & Personal Products 1.1%
BellRing Brands, Inc. *	2,628	28,303
Central Garden & Pet Co., Class A *	4,140	154,049
Church & Dwight Co., Inc.	5,653	564,056
Clorox Co.	3,745	365,812
Colgate-Palmolive Co.	18,102	1,625,922
Coty, Inc., Class A *	37,788	107,696
Edgewell Personal Care Co.	6,380	183,234
elf Beauty, Inc. *	582	63,467
Energizer Holdings, Inc.	5,872	127,892
Estee Lauder Cos., Inc., Class A	8,665	886,429
Herbalife Ltd. *	11,023	121,143
Interparfums, Inc.	467	54,840
Kenvue, Inc.	69,954	1,320,731
Kimberly-Clark Corp.	11,782	1,271,867
Medifast, Inc. *	3,547	43,061
Nu Skin Enterprises, Inc., Class A	10,630	49,855
Procter & Gamble Co.	66,965	9,717,961
Reynolds Consumer Products, Inc.	3,012	69,728
Spectrum Brands Holdings, Inc.	3,512	303,121
USANA Health Sciences, Inc. *	1,979	28,220
WD-40 Co.	228	48,826
		17,136,213

Insurance 2.6%
Aflac, Inc.	18,010	2,086,459
Allstate Corp.	9,997	2,577,227
American Financial Group, Inc.	4,193	597,712
American International Group, Inc.	39,906	3,047,222
AMERISAFE, Inc.	1,277	33,253
Aon PLC, Class A	4,667	1,500,534
Arch Capital Group Ltd. *	4,729	463,773
Arthur J Gallagher & Co.	3,089	809,781
Assurant, Inc.	1,447	407,851
Assured Guaranty Ltd.	1,050	78,435
Axis Capital Holdings Ltd.	1,086	107,275
Brighthouse Financial, Inc. *	1,966	104,237
Brown & Brown, Inc.	4,168	300,805
Chubb Ltd.	7,927	2,684,082
Cincinnati Financial Corp.	4,778	811,782
CNA Financial Corp.	1,148	55,758
CNO Financial Group, Inc.	6,141	336,465
Employers Holdings, Inc.	1,811	88,902
Erie Indemnity Co., Class A	517	132,125
Everest Group Ltd.	895	335,312
SECURITY	NUMBER OF SHARES	VALUE ($)
F&G Annuities & Life, Inc.	1,379	32,820
Fidelity National Financial, Inc.	11,471	532,828
First American Financial Corp.	6,585	486,763
Genworth Financial, Inc., Class A *	30,456	302,733
Globe Life, Inc.	2,194	378,838
Hanover Insurance Group, Inc.	1,094	247,364
Hartford Insurance Group, Inc.	8,971	1,232,436
Horace Mann Educators Corp.	1,374	69,923
Kemper Corp.	4,914	138,477
Kinsale Capital Group, Inc.	163	60,946
Lincoln National Corp.	12,695	540,680
Loews Corp.	5,207	563,866
Markel Group, Inc. *	356	641,836
Marsh & McLennan Cos., Inc.	10,429	1,979,424
Mercury General Corp.	784	79,937
MetLife, Inc.	27,840	2,649,533
Old Republic International Corp.	12,718	530,722
Oscar Health, Inc., Class A *	1,675	50,183
Pelagos Insurance Capital Ltd.	1,728	42,180
Primerica, Inc.	965	277,582
Principal Financial Group, Inc.	10,587	1,166,264
Progressive Corp.	11,009	2,400,843
Prudential Financial, Inc.	16,036	1,885,834
Reinsurance Group of America, Inc., Class A	1,822	448,285
RenaissanceRe Holdings Ltd.	614	201,171
RLI Corp.	2,473	156,961
Ryan Specialty Holdings, Inc.	602	25,392
Safety Insurance Group, Inc.	775	80,399
Selective Insurance Group, Inc.	1,922	175,459
SiriusPoint Ltd. *	1,085	26,246
Stewart Information Services Corp.	2,155	147,941
Travelers Cos., Inc.	7,142	2,613,472
Unum Group	6,914	644,523
W.R. Berkley Corp.	6,661	450,017
White Mountains Insurance Group Ltd.	74	155,549
Willis Towers Watson PLC	2,642	894,449
		38,870,866

Materials 3.8%
AdvanSix, Inc.	4,349	73,107
Air Products & Chemicals, Inc.	5,016	1,552,251
Albemarle Corp.	3,712	501,009
Alcoa Corp.	13,695	684,065
Alpha Metallurgical Resources, Inc. *	1,617	381,127
Alto Ingredients, Inc. *	4,905	19,424
Amcor PLC	20,263	929,869
AptarGroup, Inc.	2,103	276,797
Ardagh Metal Packaging SA	9,888	50,231
Ashland, Inc.	4,832	354,331
Avery Dennison Corp.	2,875	500,566
Avient Corp.	5,333	234,972
Axalta Coating Systems Ltd. *	8,664	315,543
Balchem Corp.	520	91,463
Ball Corp.	13,817	870,057
Cabot Corp.	2,998	247,965
Celanese Corp.	13,936	633,809
CF Industries Holdings, Inc.	10,498	1,365,055
Chemours Co.	17,396	270,682
Clearwater Paper Corp. *	3,047	63,957
Cleveland-Cliffs, Inc. *	85,213	984,210
Coeur Mining, Inc.	3,490	72,522
Commercial Metals Co.	8,280	558,652
Compass Minerals International, Inc. *	3,457	85,941
Corteva, Inc.	20,429	1,728,906
CRH PLC	20,903	1,970,944
Crown Holdings, Inc.	5,131	597,197
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Dow, Inc.	118,410	3,613,873
Eagle Materials, Inc.	1,267	246,127
Eastman Chemical Co.	11,879	860,515
Ecolab, Inc.	3,685	1,043,592
Ecovyst, Inc. *	9,660	98,242
Element Solutions, Inc.	6,077	215,977
Ferroglobe PLC	11,618	47,750
FMC Corp.	27,457	316,579
Freeport-McMoRan, Inc.	41,053	3,109,354
Graphic Packaging Holding Co.	33,064	370,317
Greif, Inc., Class A	2,503	207,123
Hawkins, Inc.	349	41,974
HB Fuller Co.	3,071	168,752
Hecla Mining Co.	5,423	107,755
Huntsman Corp.	41,678	399,275
Ingevity Corp. *	1,939	134,353
Innospec, Inc.	1,590	149,237
International Flavors & Fragrances, Inc.	11,003	949,889
International Paper Co.	32,147	1,219,336
James Hardie Industries PLC *	8,336	247,663
Kaiser Aluminum Corp.	866	137,504
Knife River Corp. *	1,905	119,444
Koppers Holdings, Inc.	1,813	83,162
Linde PLC	8,187	4,008,192
LSB Industries, Inc. *	4,499	48,004
LyondellBasell Industries NV, Class A	38,656	2,515,733
Magnera Corp. *	4,102	51,521
Martin Marietta Materials, Inc.	947	491,209
Materion Corp.	593	139,995
Mativ Holdings, Inc.	5,489	65,264
Metallus, Inc. *	3,785	73,883
Minerals Technologies, Inc.	1,933	137,088
Mosaic Co.	48,571	1,171,533
MP Materials Corp. *	327	17,903
Myers Industries, Inc.	2,292	73,550
NewMarket Corp.	264	236,993
Newmont Corp.	17,450	2,199,747
Nucor Corp.	18,475	4,612,099
O-I Glass, Inc. *	18,011	130,940
Olin Corp.	27,006	469,904
Orion SA	8,901	55,542
Packaging Corp. of America	3,261	762,878
PPG Industries, Inc.	9,722	1,090,517
Quaker Chemical Corp.	644	106,775
Rayonier Advanced Materials, Inc. *	10,542	90,556
Reliance, Inc.	3,569	1,370,675
Royal Gold, Inc.	543	141,978
RPM International, Inc.	3,869	402,763
Ryerson Holding Corp.	8,113	203,312
Scotts Miracle-Gro Co.	2,122	126,896
Sensient Technologies Corp.	1,121	151,268
Sherwin-Williams Co.	2,962	1,003,555
Silgan Holdings, Inc.	5,506	228,719
Smurfit Westrock PLC	10,691	501,408
Solstice Advanced Materials, Inc.	5,337	338,312
Sonoco Products Co.	7,427	409,599
Southern Copper Corp.	1,421	296,804
Steel Dynamics, Inc.	9,297	2,162,668
Stepan Co.	2,156	134,987
SunCoke Energy, Inc.	12,528	129,414
Sylvamo Corp.	3,085	110,813
Tredegar Corp. *	2,543	19,556
TriMas Corp.	1,681	65,189
Trinseo PLC *(b)(d)	26,136	105
Tronox Holdings PLC	37,363	197,650
Vulcan Materials Co.	2,028	546,708
Warrior Met Coal, Inc.	2,424	262,374
Westlake Corp.	3,188	239,323
SECURITY	NUMBER OF SHARES	VALUE ($)
Worthington Steel, Inc.	3,320	114,374
		57,010,721

Media & Entertainment 5.8%
Advantage Solutions, Inc. *	575	18,958
Alphabet, Inc., Class A	72,668	24,659,886
Alphabet, Inc., Class C	58,406	19,589,956
AMC Global Media, Inc., Class A *	9,954	125,321
Angi, Inc. *	4,175	19,414
AppLovin Corp., Class A *	346	107,973
Cable One, Inc. *	1,278	34,992
Cargurus, Inc. *	2,474	88,223
Cars.com, Inc. *	4,807	56,242
Charter Communications, Inc., Class A *	17,126	2,610,687
Cinemark Holdings, Inc.	2,033	72,395
Clear Channel Outdoor Holdings, Inc. *	22,753	53,925
EchoStar Corp., Class A *	2,564	221,632
EW Scripps Co., Class A *	18,869	62,456
Fox Corp., Class A	17,515	1,179,635
Gray Media, Inc.	24,412	119,131
iHeartMedia, Inc., Class A *	23,851	64,875
John Wiley & Sons, Inc., Class A	3,053	159,947
Liberty Media Corp.-Liberty Formula One, Class C *	1,959	195,802
Live Nation Entertainment, Inc. *	470	84,548
Match Group, Inc.	6,155	250,201
Meta Platforms, Inc., Class A	29,344	16,794,745
Netflix, Inc. *	44,593	3,614,263
New York Times Co., Class A	2,709	182,234
News Corp., Class A	21,812	669,846
Nexstar Media Group, Inc.	2,639	480,641
NIQ Global Intelligence PLC *	1,691	32,230
Omnicom Group, Inc.	15,675	1,372,033
Optimum Communications, Inc., Class A *(a)	117,706	114,481
Paramount Skydance Corp., Class B	68,407	746,320
People, Inc. *	3,270	125,176
Pinterest, Inc., Class A *	8,902	193,262
Roku, Inc. *	1,016	159,441
Scholastic Corp.	2,522	96,845
Shutterstock, Inc.	2,202	12,199
Sinclair, Inc.	9,275	130,777
Sirius XM Holdings, Inc.	27,051	762,027
Snap, Inc., Class A *	12,926	71,739
Take-Two Interactive Software, Inc. *	1,296	284,731
TKO Group Holdings, Inc.	294	53,687
Trade Desk, Inc., Class A *	3,130	42,944
TripAdvisor, Inc. *	5,896	56,130
USA TODAY Co., Inc. *	14,559	91,576
Versant Media Group, Inc.	5,773	237,386
Walt Disney Co.	48,842	5,252,957
Warner Bros Discovery, Inc. *	132,790	3,788,499
Warner Music Group Corp., Class A	2,244	63,303
Yelp, Inc. *	4,900	109,515
Ziff Davis, Inc. *	4,545	250,657
ZoomInfo Technologies, Inc. *	10,910	46,258
		85,612,101

Pharmaceuticals, Biotechnology & Life Sciences 6.8%
AbbVie, Inc.	34,491	8,844,182
Agilent Technologies, Inc.	6,551	1,005,972
Alkermes PLC *	1,581	74,291
Amgen, Inc.	14,006	6,020,899
Amneal Pharmaceuticals, Inc. *	3,522	61,529
Avantor, Inc. *	44,514	647,234
Azenta, Inc. *	1,811	59,129
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Biogen, Inc. *	7,545	1,634,624
BioMarin Pharmaceutical, Inc. *	3,170	206,779
Bio-Rad Laboratories, Inc., Class A *	709	273,759
Bio-Techne Corp.	2,356	170,362
Bristol-Myers Squibb Co.	119,705	7,997,491
Bruker Corp.	3,459	200,657
Charles River Laboratories International, Inc. *	1,634	470,984
Collegium Pharmaceutical, Inc. *	1,061	26,111
Corcept Therapeutics, Inc. *	1,146	129,899
Danaher Corp.	12,047	2,572,757
Elanco Animal Health, Inc. *	13,893	332,321
Eli Lilly & Co.	3,341	3,864,635
Emergent BioSolutions, Inc. *	7,842	47,836
Exelixis, Inc. *	4,214	230,253
Fortrea Holdings, Inc. *	15,426	283,376
Gilead Sciences, Inc.	31,642	4,630,490
Halozyme Therapeutics, Inc. *	1,506	160,374
ICON PLC *	2,515	414,950
Illumina, Inc. *	2,518	537,920
Incyte Corp. *	2,852	351,424
Innoviva, Inc. *	2,935	60,960
IQVIA Holdings, Inc. *	5,091	1,329,718
Ironwood Pharmaceuticals, Inc. *	17,785	75,586
Jazz Pharmaceuticals PLC *	1,944	487,322
Johnson & Johnson	55,339	14,711,873
Medpace Holdings, Inc. *	161	95,632
Merck & Co., Inc.	74,404	10,993,935
Mettler-Toledo International, Inc. *	356	500,230
Moderna, Inc. *	37,863	5,313,693
Myriad Genetics, Inc. *	7,010	22,572
Neurocrine Biosciences, Inc. *	1,075	165,582
Organon & Co.	50,022	688,303
Pacira BioSciences, Inc. *	2,109	54,623
Perrigo Co. PLC	10,913	159,766
Pfizer, Inc.	361,628	10,291,933
Prestige Consumer Healthcare, Inc. *	1,757	90,978
Regeneron Pharmaceuticals, Inc.	2,889	2,308,542
Repligen Corp. *	419	75,831
Revvity, Inc.	4,190	539,127
Royalty Pharma PLC, Class A	5,102	313,314
Sotera Health Co. *	3,601	68,059
Supernus Pharmaceuticals, Inc. *	1,136	50,223
Thermo Fisher Scientific, Inc.	8,350	5,152,785
United Therapeutics Corp. *	696	355,225
Vertex Pharmaceuticals, Inc. *	2,948	1,605,245
Viatris, Inc.	110,983	1,832,329
Waters Corp. *	1,790	742,188
West Pharmaceutical Services, Inc.	1,252	427,070
Zoetis, Inc.	9,960	767,916
		100,530,798

Real Estate Management & Development 0.2%
AGNT, Inc.	10,176	41,925
CBRE Group, Inc., Class A *	8,920	1,300,625
Compass, Inc., Class A *	41,370	436,867
CoStar Group, Inc. *	4,061	130,236
Cushman & Wakefield Ltd. *	19,605	264,472
Jones Lang LaSalle, Inc. *	2,339	855,770
Marcus & Millichap, Inc.	1,671	52,904
Newmark Group, Inc., Class A	4,528	68,961
Opendoor Technologies, Inc. *	27,035	86,512
Zillow Group, Inc., Class C *	3,562	124,528
		3,362,800

SECURITY	NUMBER OF SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment 5.8%
Advanced Micro Devices, Inc. *	7,881	3,709,744
Allegro MicroSystems, Inc. *	1,473	53,396
Alpha & Omega Semiconductor Ltd. *	1,486	36,645
Amkor Technology, Inc.	5,734	271,218
Analog Devices, Inc.	7,056	2,555,260
Applied Materials, Inc.	11,849	5,431,463
Axcelis Technologies, Inc. *	803	92,610
Broadcom, Inc.	18,039	6,680,563
Cirrus Logic, Inc. *	1,537	168,317
Cohu, Inc. *	2,147	98,977
Diodes, Inc. *	2,604	236,443
Enphase Energy, Inc. *	4,258	155,076
Entegris, Inc.	2,166	293,038
First Solar, Inc. *	1,226	247,529
FormFactor, Inc. *	1,192	119,927
GLOBALFOUNDRIES, Inc.	2,833	126,607
Ichor Holdings Ltd. *	2,071	110,944
Intel Corp. *	219,050	19,607,166
KLA Corp.	10,490	1,840,471
Lam Research Corp.	13,093	3,947,409
Lattice Semiconductor Corp. *	903	104,152
MACOM Technology Solutions Holdings, Inc. *	254	67,013
Marvell Technology, Inc.	5,287	1,119,046
MaxLinear, Inc. *	2,279	136,535
Microchip Technology, Inc.	13,971	1,026,170
Micron Technology, Inc.	13,988	13,410,715
MKS, Inc.	1,255	321,581
Monolithic Power Systems, Inc.	196	248,483
NVIDIA Corp.	39,460	8,711,979
ON Semiconductor Corp. *	12,256	908,047
Onto Innovation, Inc. *	559	149,370
Penguin Solutions, Inc. *	1,915	93,988
Photronics, Inc. *	2,636	74,177
Power Integrations, Inc.	2,040	104,815
Qnity Electronics, Inc.	9,167	1,094,815
Qorvo, Inc. *	6,029	579,266
QUALCOMM, Inc.	28,109	4,792,022
Rambus, Inc. *	637	55,222
Semtech Corp. *	296	39,356
Silicon Laboratories, Inc. *	936	205,031
Skyworks Solutions, Inc.	9,914	664,337
Synaptics, Inc. *	1,189	115,000
Teradyne, Inc.	2,460	860,582
Texas Instruments, Inc.	17,783	4,639,763
Ultra Clean Holdings, Inc. *	2,559	173,577
Universal Display Corp.	738	61,380
Veeco Instruments, Inc. *	474	20,998
		85,560,223

Software & Services 5.0%
Accenture PLC, Class A	23,076	4,378,902
ACI Worldwide, Inc. *	2,886	153,766
Adobe, Inc. *	11,023	3,227,424
Akamai Technologies, Inc. *	4,748	515,728
Alarm.com Holdings, Inc. *	1,015	58,423
Amdocs Ltd.	7,014	442,303
Autodesk, Inc. *	1,820	470,524
Blackbaud, Inc. *	1,376	66,130
BlackLine, Inc. *	1,122	37,273
Box, Inc., Class A *	1,274	45,584
Cadence Design Systems, Inc. *	1,546	523,754
CCC Intelligent Solutions Holdings, Inc. *	11,117	82,933
Cognizant Technology Solutions Corp., Class A	33,228	2,145,864
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Commvault Systems, Inc. *	784	107,816
Consensus Cloud Solutions, Inc. *	1,348	51,561
CoreWeave, Inc., Class A *	179	15,195
Crowdstrike Holdings, Inc., Class A *	608	140,448
Datadog, Inc., Class A *	321	76,090
DigitalOcean Holdings, Inc. *	795	87,998
Docusign, Inc. *	1,474	97,682
Dolby Laboratories, Inc., Class A	2,243	138,079
Dropbox, Inc., Class A *	7,014	246,823
DXC Technology Co. *	36,391	411,218
Dynatrace, Inc. *	1,757	95,915
EPAM Systems, Inc. *	2,470	291,040
Everforth, Inc. *	5,827	188,911
Fair Isaac Corp. *	152	174,376
Fortinet, Inc. *	4,981	851,402
Gartner, Inc. *	2,439	483,190
Gen Digital, Inc.	18,271	566,401
Globant SA *	2,394	97,460
GoDaddy, Inc., Class A *	3,477	340,329
Guidewire Software, Inc. *	524	107,289
HubSpot, Inc. *	197	51,488
InterDigital, Inc.	275	92,133
International Business Machines Corp.	18,462	4,317,708
Intuit, Inc.	3,210	1,153,353
Kyndryl Holdings, Inc. *	20,249	272,349
LiveRamp Holdings, Inc. *	2,458	92,716
Manhattan Associates, Inc. *	634	141,502
Microsoft Corp.	77,228	39,176,992
MongoDB, Inc. *	85	38,536
NCR Voyix Corp. *	11,989	100,468
Okta, Inc. *	954	165,080
Oracle Corp.	22,366	3,335,218
Palantir Technologies, Inc., Class A *	614	114,437
Palo Alto Networks, Inc. *	1,907	728,722
Progress Software Corp. *	1,680	77,734
PTC, Inc. *	950	147,953
Qualys, Inc. *	735	136,813
Roper Technologies, Inc.	1,833	778,365
Salesforce, Inc.	13,817	3,558,430
ServiceNow, Inc. *	3,527	521,961
Snowflake, Inc., Class A *	350	116,000
SPS Commerce, Inc. *	584	49,874
Synopsys, Inc. *	1,137	499,814
Teradata Corp. *	4,899	142,071
Thryv Holdings, Inc. *	8,857	16,917
Trimble, Inc. *	4,788	286,993
Twilio, Inc., Class A *	1,392	327,997
Tyler Technologies, Inc. *	367	136,605
Unisys Corp. *	10,884	29,387
Unity Software, Inc. *	4,486	188,861
VeriSign, Inc.	837	241,290
Workday, Inc., Class A *	1,537	303,481
Zoom Communications, Inc., Class A *	4,184	404,509
		74,463,588

Technology Hardware & Equipment 7.4%
ADI Global Distribution, Inc. *	3,834	83,850
Advanced Energy Industries, Inc.	473	130,955
Amphenol Corp., Class A	7,819	1,239,702
Apple, Inc.	195,154	61,834,545
Arista Networks, Inc. *	3,557	696,069
Arrow Electronics, Inc. *	6,380	1,304,263
Avnet, Inc.	13,951	1,249,452
Badger Meter, Inc.	378	51,208
Belden, Inc.	1,166	133,460
Benchmark Electronics, Inc.	2,312	162,487
Calix, Inc. *	1,241	47,307
SECURITY	NUMBER OF SHARES	VALUE ($)
CDW Corp.	6,109	926,002
Ciena Corp. *	1,594	610,183
Cisco Systems, Inc.	91,110	10,066,744
Cognex Corp.	3,162	192,756
Coherent Corp. *	1,137	315,893
Corning, Inc.	11,288	1,678,864
Crane NXT Co.	1,416	69,242
CTS Corp.	1,062	59,971
Dell Technologies, Inc., Class C	6,122	2,791,693
Diebold Nixdorf, Inc. *	513	34,802
ePlus, Inc.	1,257	110,578
Everpure, Inc., Class A *	1,306	121,393
F5, Inc. *	1,031	419,751
Flex Ltd. *	9,888	1,080,264
Hewlett Packard Enterprise Co.	80,647	4,212,999
HP, Inc.	96,376	2,893,208
Ingram Micro Holding Corp.	3,659	103,074
Insight Enterprises, Inc. *	3,111	488,489
IPG Photonics Corp. *	1,216	92,513
Itron, Inc. *	1,173	113,793
Jabil, Inc.	3,296	1,006,137
Keysight Technologies, Inc. *	2,751	887,748
Kimball Electronics, Inc. *	1,904	44,972
Knowles Corp. *	2,891	98,814
Littelfuse, Inc.	628	258,849
Lumentum Holdings, Inc. *	617	564,407
Methode Electronics, Inc.	6,999	127,592
Mirion Technologies, Inc. *	1,125	16,954
Motorola Solutions, Inc.	1,799	873,055
NetApp, Inc.	5,622	1,041,700
NETGEAR, Inc. *	2,288	48,414
NetScout Systems, Inc. *	3,114	120,917
Novanta, Inc. *	434	63,460
OSI Systems, Inc. *	309	64,244
PC Connection, Inc.	958	76,515
Plexus Corp. *	944	226,060
Ralliant Corp.	2,941	181,548
Rogers Corp. *	889	111,632
Sandisk Corp. *	274	429,276
Sanmina Corp. *	2,294	451,276
ScanSource, Inc. *	2,322	132,563
Seagate Technology Holdings PLC	2,735	2,265,619
Super Micro Computer, Inc. *	7,585	282,769
TD SYNNEX Corp.	5,243	1,325,693
TE Connectivity PLC	6,825	1,400,831
Teledyne Technologies, Inc. *	709	434,582
TTM Technologies, Inc. *	1,758	209,061
Viasat, Inc. *	4,402	296,123
Viavi Solutions, Inc. *	4,742	172,087
Vishay Intertechnology, Inc.	12,551	381,927
Vistance Networks, Inc. *	11,312	71,379
Vontier Corp.	5,363	172,742
Western Digital Corp.	3,740	1,685,057
Xerox Holdings Corp.	73,319	236,820
Zebra Technologies Corp., Class A *	1,568	554,366
		109,630,699

Telecommunication Services 2.6%
Array Digital Infrastructure, Inc.	954	34,974
AT&T, Inc.	430,069	11,134,486
Cogent Communications Holdings, Inc.	3,543	33,800
Comcast Corp., Class A	307,909	8,196,538
IDT Corp., Class B	819	55,872
IHS Holding Ltd. *	9,950	83,680
Iridium Communications, Inc.	4,595	215,873
Liberty Capital Corp., Class C *	1,481	38,550
Liberty Global Ltd., Class C *	33,061	346,810
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Liberty Latin America Ltd., Class C *	22,160	189,468
Lumen Technologies, Inc. *	213,285	1,333,031
Shenandoah Telecommunications Co.	3,416	42,256
Telephone & Data Systems, Inc.	6,609	222,591
T-Mobile U.S., Inc.	14,602	2,634,785
Uniti Group, Inc. *	17,137	169,999
Verizon Communications, Inc.	274,077	13,709,332
		38,442,045

Transportation 2.2%
Alaska Air Group, Inc. *	5,974	246,905
Allegiant Travel Co. *	1,566	119,094
American Airlines Group, Inc. *	12,962	174,080
ArcBest Corp.	2,433	335,681
Avis Budget Group, Inc. *	3,484	513,855
CH Robinson Worldwide, Inc.	4,990	746,803
Costamare, Inc.	1,183	18,076
Covenant Logistics Group, Inc., Class A	1,475	52,141
CSX Corp.	66,002	3,333,761
Delta Air Lines, Inc.	4,492	350,376
Expeditors International of Washington, Inc.	7,221	1,369,463
FedEx Corp.	13,343	4,368,498
Fedex Freight Holding Co., Inc. *	6,673	892,447
Forward Air Corp. *	2,998	50,966
Genco Shipping & Trading Ltd.	2,953	77,457
Global Ship Lease, Inc., Class A	1,745	77,740
GXO Logistics, Inc. *	5,375	256,549
Heartland Express, Inc.	4,634	57,276
Hertz Global Holdings, Inc. *(a)	44,042	99,975
Hub Group, Inc., Class A	6,302	251,261
JB Hunt Transport Services, Inc.	3,481	924,101
JetBlue Airways Corp. *	22,821	104,977
Kirby Corp. *	1,666	236,339
Knight-Swift Transportation Holdings, Inc.	10,552	722,917
Landstar System, Inc.	2,520	455,188
Marten Transport Ltd.	6,172	89,000
Matson, Inc.	2,523	567,196
Norfolk Southern Corp.	7,062	2,420,783
Old Dominion Freight Line, Inc.	4,590	917,816
RXO, Inc. *	9,953	211,501
Ryder System, Inc.	3,293	805,007
Saia, Inc. *	667	236,872
Schneider National, Inc., Class B	4,258	146,943
SkyWest, Inc. *	1,786	169,063
Southwest Airlines Co.	4,177	160,940
Uber Technologies, Inc. *	8,401	635,536
U-Haul Holding Co., Non Voting Shares	5,448	325,082
Union Pacific Corp.	17,907	5,384,098
United Airlines Holdings, Inc. *	2,036	219,868
United Parcel Service, Inc., Class B	46,333	4,829,288
Werner Enterprises, Inc.	7,170	280,921
XPO, Inc. *	1,322	256,455
		33,492,295

Utilities 2.9%
AES Corp.	53,744	792,187
Alliant Energy Corp.	7,018	477,084
Ameren Corp.	7,472	792,107
American Electric Power Co., Inc.	15,941	1,951,657
American States Water Co.	872	77,861
American Water Works Co., Inc.	4,378	605,171
Atmos Energy Corp.	2,827	469,649
Avista Corp.	3,878	144,106
Black Hills Corp.	3,140	225,075
SECURITY	NUMBER OF SHARES	VALUE ($)
California Water Service Group	1,715	85,699
CenterPoint Energy, Inc.	19,345	766,062
Chesapeake Utilities Corp.	482	64,366
Clearway Energy, Inc., Class C	2,959	93,948
CMS Energy Corp.	9,295	632,618
Consolidated Edison, Inc.	13,682	1,464,248
Constellation Energy Corp.	3,361	923,502
Dominion Energy, Inc.	34,916	2,304,805
DTE Energy Co.	6,368	863,692
Duke Energy Corp.	28,783	3,451,370
Edison International	23,448	1,265,723
Entergy Corp.	12,254	1,302,723
Essential Utilities, Inc.	7,367	303,299
Evergy, Inc.	9,181	743,845
Eversource Energy	14,837	1,040,667
Exelon Corp.	42,998	1,879,873
FirstEnergy Corp.	21,856	1,002,316
H2O America	1,148	72,749
Hawaiian Electric Industries, Inc. *	12,955	145,355
IDACORP, Inc.	1,262	171,834
MDU Resources Group, Inc.	5,874	117,010
MGE Energy, Inc.	964	74,893
National Fuel Gas Co.	3,124	259,479
New Jersey Resources Corp.	3,280	174,955
NextEra Energy, Inc.	37,509	3,088,491
NiSource, Inc.	12,560	513,955
Northwest Natural Holding Co.	1,898	93,135
Northwestern Energy Group, Inc.	2,462	170,272
NRG Energy, Inc.	4,429	487,721
OGE Energy Corp.	7,709	351,762
ONE Gas, Inc.	2,299	182,242
Ormat Technologies, Inc.	906	92,412
Otter Tail Corp.	1,473	133,262
PG&E Corp.	90,730	1,203,987
Pinnacle West Capital Corp.	4,919	480,291
Portland General Electric Co.	5,066	247,525
PPL Corp.	26,844	916,186
Public Service Enterprise Group, Inc.	14,457	1,060,132
Sempra	17,716	1,447,397
Southern Co.	32,262	2,839,056
Southwest Gas Holdings, Inc.	2,951	260,662
Spire, Inc.	2,218	181,521
Talen Energy Corp. *	491	145,218
TXNM Energy, Inc.	3,148	181,356
UGI Corp.	14,620	562,139
Unitil Corp.	791	42,350
Vistra Corp.	6,141	843,589
WEC Energy Group, Inc.	8,585	911,469
Xcel Energy, Inc.	17,781	1,345,844
		42,521,902
Total Common Stocks (Cost $1,033,055,373)		1,483,615,655

INVESTMENT COMPANIES 0.1% OF NET ASSETS

Equity Funds 0.1%
iShares Core S&P Total U.S. Stock Market ETF	3,500	587,720
Total Investment Companies (Cost $503,419)		587,720
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (e)	1,263,223	1,263,223
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (e)(f)	682,925	682,925
		1,946,148
Total Short-Term Investments (Cost $1,946,148)		1,946,148
Total Investments in Securities (Cost $1,035,504,940)		1,486,149,523

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/18/26	5	1,924,750	(2,610)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Issuer is affiliated with the fund’s investment adviser.
(d)	Fair valued using significant unobservable inputs.
(e)	The rate shown is the annualized 7-day yield.
(f)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $644,578.

ETF —	Exchange-Traded Fund
REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$68,575	$9,655	($9,674 )	($68,850 )	$85,529	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.*	61,593	12,762	(37,094)	(12,074)	79,629	—	—	—

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.*	132,188	—	(51,920)	(466,740)	386,472	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	59,504	30,258	—	—	(202)	—	—	2,935

Equity Real Estate Investment Trusts (REITs) 0.0%
Service Properties Trust(a)	109,291	19,609	(20,366)	(65,713)	31,412	74,233	9,517	878

Financial Services 0.1%
Charles Schwab Corp.(b)	1,440,471	424,479	(4,749)	(567)	285,590	2,145,224	19,534	11,377

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.*	45,444	5,493	(14,827)	(45,592)	40,113	—	—	—

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	$74,599	$14,569	($18,918 )	($98,880 )	$63,714	$—	—	$—

Household & Personal Products 0.0%
Medifast, Inc.*	62,116	7,648	(32,181)	(12,035)	17,513	—	—	—
Nu Skin Enterprises, Inc., Class A	139,216	12,886	(47,104)	(44,681)	(10,462)	—	—	1,468
						—

Materials 0.0%
Trinseo PLC*,(a),(c)	6,011	—	—	—	(5,906)	105	26,136	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	110,172	17,142	(45,095)	(9,733)	52,835	—	—	—
EW Scripps Co., Class A*	127,994	13,387	(48,723)	(13,870)	(16,332)	—	—	—
Gray Media, Inc.	164,917	19,904	(49,359)	(16,695)	364	—	—	4,804
						—
Total	$2,602,091	$587,792	($380,010 )	($855,430 )	$1,010,269	$2,219,562		$21,462

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	Fair valued using significant unobservable inputs.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$1,333,632,730	$—	$—	$1,333,632,730
Health Care Equipment & Services	92,972,204	—	0 *	92,972,204
Materials	57,010,616	—	105	57,010,721
Investment Companies[1]	587,720	—	—	587,720
Short-Term Investments[1]	1,946,148	—	—	1,946,148
Liabilities
Futures Contracts[2]	(2,610)	—	—	(2,610)
Total	$1,486,146,808	$—	$105	$1,486,146,913

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $1,568,751)		$2,219,562
Investments in securities, at value - unaffiliated issuers (cost $1,033,936,189) including securities on loan of $644,578		1,483,929,961
Cash		56,560
Deposit with broker for futures contracts		208,441
Receivables:
Dividends		2,094,945
Income from securities on loan	+	901
Total assets		1,488,510,370

Liabilities
Collateral held for securities on loan		682,925
Payables:
Investments bought		1,312,377
Management fees		293,346
Variation margin on futures contracts	+	9,799
Total liabilities		2,298,447
Net assets		$1,486,211,923

Net Assets by Source
Capital received from investors		$1,025,753,101
Total distributable earnings	+	460,458,822
Net assets		$1,486,211,923

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$1,486,211,923		47,100,000		$31.55

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$12,132,938
Dividends received from securities - affiliated issuers		21,462
Other Interest		2,879
Securities on loan, net	+	10,544
Total investment income		12,167,823

Expenses
Management fees		1,637,502
Total expenses	–	1,637,502
Net investment income		10,530,321

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(855,430)
Net realized losses on sales of securities - unaffiliated issuers		(3,019,492)
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		45,806,726
Net realized gains on futures contracts	+	124,885
Net realized gains		42,056,689
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		1,010,269
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		96,557,878
Net change in unrealized appreciation (depreciation) on futures contracts	+	(7,361)
Net change in unrealized appreciation (depreciation)		97,560,786
Net realized and unrealized gains		139,617,475
Increase in net assets resulting from operations		$150,147,796
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Broad Market ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$10,530,321	$17,088,471
Net realized gains		42,056,689	65,203,098
Net change in unrealized appreciation (depreciation)	+	97,560,786	104,510,854
Increase in net assets resulting from operations		$150,147,796	$186,802,423

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($9,282,225 )	($16,729,780 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		7,600,000	$226,547,098	7,950,000	$201,967,578
Shares redeemed	+	(1,750,000)	(51,343,280)	(4,800,000)	(119,115,213)
Net transactions in fund shares		5,850,000	$175,203,818	3,150,000	$82,852,365

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		41,250,000	$1,170,142,534	38,100,000	$917,217,526
Total increase	+	5,850,000	316,069,389	3,150,000	252,925,008
End of period		47,100,000	$1,486,211,923	41,250,000	$1,170,142,534
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$29.03	$24.63	$21.54	$18.30	$18.99	$16.16
Income (loss) from investment operations:
Net investment income (loss)[3]	0.24	0.45	0.42	0.39	0.37	0.34
Net realized and unrealized gains (losses)	3.35	4.39	3.09	3.23	(0.69)	2.81
Total from investment operations	3.59	4.84	3.51	3.62	(0.32)	3.15
Less distributions:
Distributions from net investment income	(0.23)	(0.44)	(0.42)	(0.38)	(0.37)	(0.32)
Net asset value at end of period	$32.39	$29.03	$24.63	$21.54	$18.30	$18.99
Total return	12.45%*	19.94%	16.42%	20.06%	(1.61%)	19.61%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%**	0.25%	0.25%	0.25%	0.25%[4]	0.25%
Net investment income (loss)	1.58%**	1.77%	1.81%	2.05%	2.07%	1.84%
Portfolio turnover rate[5]	6%*	12%	10%	10%	12%	11%
Net assets, end of period (x 1,000,000)	$27,594	$24,461	$18,138	$14,508	$10,373	$9,889

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 3-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.7%
Adient PLC *	270,119	5,124,158
Aptiv PLC *	155,661	6,967,386
BorgWarner, Inc.	287,596	18,452,159
Dana, Inc.	213,954	6,414,341
Ford Motor Co.	9,341,608	130,222,016
General Motors Co.	2,031,569	175,365,036
Gentex Corp.	259,336	5,801,346
Goodyear Tire & Rubber Co. *	1,292,126	8,101,630
Harley-Davidson, Inc.	237,077	6,543,325
Lear Corp.	139,009	17,374,735
Tesla, Inc. *	215,016	79,115,137
Thor Industries, Inc.	115,840	8,803,840
Versigent PLC *	16,495	781,863
		469,066,972

Banks 5.5%
Bank of America Corp.	4,515,711	279,703,139
Citigroup, Inc.	1,628,000	214,277,360
Citizens Financial Group, Inc.	337,794	23,263,873
East West Bancorp, Inc.	62,126	7,881,304
Fifth Third Bancorp	603,230	32,435,677
First Citizens BancShares, Inc., Class A	4,375	9,469,250
First Horizon Corp.	297,191	7,227,685
Flagstar Bank NA	189,565	2,523,110
Huntington Bancshares, Inc.	1,008,654	16,829,392
JPMorgan Chase & Co.	1,265,212	450,440,776
KeyCorp	757,270	16,364,605
M&T Bank Corp.	88,405	20,681,466
PNC Financial Services Group, Inc.	252,560	60,520,953
Popular, Inc.	24,623	4,141,342
Regions Financial Corp.	619,003	18,495,810
Truist Financial Corp.	1,063,632	52,734,875
U.S. Bancorp	1,127,514	69,432,312
Wells Fargo & Co.	2,421,018	209,151,745
Zions Bancorp NA	150,962	10,067,656
		1,505,642,330

Capital Goods 6.2%
3M Co.	322,595	55,431,499
A.O. Smith Corp.	90,837	5,371,192
Acuity, Inc.	21,976	7,291,417
Advanced Drainage Systems, Inc.	18,997	2,578,463
AECOM	98,020	6,609,489
AerCap Holdings NV	48,264	7,043,648
AGCO Corp.	96,815	11,454,183
Allegion PLC	20,930	3,249,382
Allison Transmission Holdings, Inc.	64,894	8,157,825
AMETEK, Inc.	60,274	14,174,637
Atkore, Inc.	82,429	7,722,773
Boeing Co. *	24,860	5,165,411
Boise Cascade Co.	103,497	8,073,801
Builders FirstSource, Inc. *	261,514	17,364,530
Carlisle Cos., Inc.	29,868	10,351,651
Carrier Global Corp.	371,297	21,616,911
Caterpillar, Inc.	154,469	123,184,393
CNH Industrial NV	1,309,616	15,492,757
Cummins, Inc.	62,848	35,471,411
Deere & Co.	141,881	92,919,286
Donaldson Co., Inc.	59,512	5,409,046
Dover Corp.	67,613	13,132,473
SECURITY	NUMBER OF SHARES	VALUE ($)
DuPont de Nemours, Inc.	134,062	18,043,405
Eaton Corp. PLC	99,625	40,037,295
EMCOR Group, Inc.	14,095	10,353,341
Emerson Electric Co.	262,857	40,069,921
Fastenal Co.	383,091	18,890,217
Ferguson Enterprises, Inc.	115,505	25,932,027
Fluor Corp. *	179,959	9,809,565
Fortive Corp.	145,108	8,538,155
Fortune Brands Innovations, Inc.	170,564	7,561,102
Gates Industrial Corp. Ltd. *	199,282	5,097,634
GE Vernova, Inc.	14,377	12,918,166
Generac Holdings, Inc. *	27,682	5,131,689
General Dynamics Corp.	141,169	52,423,108
General Electric Co.	133,060	44,669,573
Graco, Inc.	64,903	5,025,439
Herc Holdings, Inc.	17,803	2,712,109
Honeywell Aerospace, Inc. *	164,542	26,015,736
Honeywell International, Inc.	165,092	35,252,095
Howmet Aerospace, Inc.	45,326	11,102,604
Hubbell, Inc.	16,770	7,596,810
Huntington Ingalls Industries, Inc.	31,576	9,194,931
IDEX Corp.	34,784	7,953,014
Illinois Tool Works, Inc.	126,103	34,724,983
Ingersoll Rand, Inc.	132,585	10,215,674
ITT, Inc.	31,263	6,261,666
Johnson Controls International PLC	236,872	32,745,185
L3Harris Technologies, Inc.	127,058	33,829,192
Lennox International, Inc.	5,421	2,074,291
Lincoln Electric Holdings, Inc.	23,205	6,525,942
Lockheed Martin Corp.	181,600	101,919,368
Louisiana-Pacific Corp.	74,608	5,260,610
Masco Corp.	156,175	11,269,588
MasTec, Inc. *	22,933	5,498,875
Middleby Corp. *	37,195	4,122,694
Midera Food Processing, Inc. *	37,195	1,743,702
MSC Industrial Direct Co., Inc., Class A	51,617	6,136,229
Mueller Industries, Inc.	117,214	7,315,326
Nordson Corp.	20,188	6,494,883
Northrop Grumman Corp.	87,356	47,146,033
nVent Electric PLC	44,295	6,677,471
Oshkosh Corp.	62,381	9,613,536
Otis Worldwide Corp.	164,979	11,734,956
Owens Corning	129,179	17,846,079
PACCAR, Inc.	365,566	45,377,708
Parker-Hannifin Corp.	29,135	28,535,984
Pentair PLC	70,978	4,291,330
Quanta Services, Inc.	29,395	17,845,411
Regal Rexnord Corp.	42,197	6,686,115
Resideo Technologies, Inc. *	153,451	2,970,811
Rockwell Automation, Inc.	34,477	14,633,073
RTX Corp.	546,970	113,622,078
Rush Enterprises, Inc., Class A	92,883	7,136,201
Sensata Technologies Holding PLC	186,630	7,657,429
Snap-on, Inc.	32,906	12,711,917
Stanley Black & Decker, Inc.	241,984	23,319,998
Textron, Inc.	146,128	11,772,072
Timken Co.	59,790	7,201,705
Toro Co.	71,927	7,035,180
Trane Technologies PLC	25,339	11,260,652
TransDigm Group, Inc.	11,465	13,433,999
UFP Industries, Inc.	92,886	7,850,725
United Rentals, Inc.	32,364	33,593,832
Vertiv Holdings Co., Class A	10,845	2,805,818
Watsco, Inc.	21,335	6,610,010
WESCO International, Inc.	48,258	16,427,023
Westinghouse Air Brake Technologies Corp.	66,888	19,125,286
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
WillScot Holdings Corp.	241,316	4,995,241
WW Grainger, Inc.	18,902	24,751,980
Xylem, Inc.	82,632	9,098,609
		1,711,500,584

Commercial & Professional Services 1.1%
ABM Industries, Inc.	119,451	5,570,000
Automatic Data Processing, Inc.	143,216	40,982,691
Booz Allen Hamilton Holding Corp., Class A	104,618	7,914,352
Broadridge Financial Solutions, Inc.	41,240	7,521,351
CACI International, Inc., Class A *	14,191	8,841,135
Cintas Corp.	92,737	18,713,399
Clean Harbors, Inc. *	9,663	3,046,261
Concentrix Corp.	181,845	5,473,534
Copart, Inc. *	209,461	6,910,118
Equifax, Inc.	43,926	8,309,042
Genpact Ltd.	175,219	6,654,818
Jacobs Solutions, Inc.	94,496	14,084,629
KBR, Inc.	136,990	5,137,125
Leidos Holdings, Inc.	93,627	13,127,442
ManpowerGroup, Inc.	284,204	17,890,642
Maximus, Inc.	67,651	3,908,198
Mobility Global, Inc.	93,382	1,895,655
Paychex, Inc.	142,597	18,158,302
Republic Services, Inc.	69,843	15,429,716
Robert Half, Inc.	344,728	15,629,967
Science Applications International Corp.	80,903	10,373,383
SS&C Technologies Holdings, Inc.	134,358	11,147,683
TransUnion	76,700	6,512,597
Veralto Corp.	68,706	6,772,350
Verisk Analytics, Inc.	47,810	9,264,622
Waste Management, Inc.	157,247	34,424,513
		303,693,525

Consumer Discretionary Distribution & Retail 4.2%
Academy Sports & Outdoors, Inc.	142,615	6,126,740
Advance Auto Parts, Inc.	169,954	7,168,660
Amazon.com, Inc. *	1,908,519	495,775,981
American Eagle Outfitters, Inc.	298,888	4,970,507
Asbury Automotive Group, Inc. *	39,001	8,244,811
AutoNation, Inc. *	68,226	13,730,483
AutoZone, Inc. *	3,567	10,669,753
Bath & Body Works, Inc.	322,864	6,215,132
Best Buy Co., Inc.	487,255	39,053,488
Burlington Stores, Inc. *	17,974	4,668,926
CarMax, Inc. *	301,623	18,498,539
Coupang, Inc. *	262,385	4,213,903
Dick's Sporting Goods, Inc.	50,553	6,829,710
eBay, Inc.	362,034	37,492,241
Gap, Inc.	291,425	6,501,692
Genuine Parts Co.	137,122	18,603,342
Group 1 Automotive, Inc.	29,375	7,917,738
Home Depot, Inc.	484,917	158,970,340
Kohl's Corp.	859,930	15,323,953
Lithia Motors, Inc.	55,180	20,268,718
LKQ Corp.	529,507	13,290,626
Lowe's Cos., Inc.	429,361	87,890,197
Macy's, Inc.	954,416	20,958,975
Murphy USA, Inc.	21,917	11,295,803
O'Reilly Automotive, Inc. *	260,183	23,104,250
Penske Automotive Group, Inc.	30,852	6,682,235
Pool Corp.	25,702	4,793,937
Ross Stores, Inc.	106,873	24,424,755
Signet Jewelers Ltd.	71,297	5,866,317
SECURITY	NUMBER OF SHARES	VALUE ($)
TJX Cos., Inc.	349,417	46,790,430
Tractor Supply Co.	338,818	11,824,748
Ulta Beauty, Inc. *	19,588	10,520,715
Williams-Sonoma, Inc.	55,820	12,740,915
		1,171,428,560

Consumer Durables & Apparel 1.2%
Brunswick Corp.	115,472	8,764,325
Capri Holdings Ltd. *	368,648	4,884,586
Carter's, Inc.	138,368	4,481,740
Crocs, Inc. *	66,415	7,995,038
Deckers Outdoor Corp. *	80,069	6,972,409
Dr. Horton, Inc.	321,526	46,479,799
Hasbro, Inc.	98,872	9,303,855
KB Home	116,099	6,188,077
Lennar Corp., Class A	392,041	32,974,568
M/I Homes, Inc. *	38,178	5,681,268
Mattel, Inc. *	329,875	4,931,631
Meritage Homes Corp.	130,200	9,039,786
Mohawk Industries, Inc. *	109,850	14,088,262
Newell Brands, Inc.	1,833,654	11,460,337
NIKE, Inc., Class B	1,075,142	41,995,047
NVR, Inc. *	2,844	17,960,514
Polaris, Inc.	116,760	7,535,690
PulteGroup, Inc.	233,847	29,539,553
PVH Corp.	148,182	10,989,177
Ralph Lauren Corp.	18,543	6,432,567
Somnigroup International, Inc.	139,870	9,056,582
Tapestry, Inc.	93,353	11,518,827
Toll Brothers, Inc.	91,328	13,101,002
VF Corp.	734,585	9,872,822
Whirlpool Corp.	223,785	9,139,379
		340,386,841

Consumer Services 1.3%
ADT, Inc.	811,718	5,998,596
Airbnb, Inc., Class A *	26,778	4,906,265
Aramark	165,231	9,304,158
Booking Holdings, Inc.	232,229	46,234,472
Boyd Gaming Corp.	31,146	2,416,618
Caesars Entertainment, Inc. *	458,540	13,618,638
Carnival Corp. Ltd.	172,397	4,118,564
Chipotle Mexican Grill, Inc. *	349,328	13,284,944
Darden Restaurants, Inc.	67,354	14,431,268
Domino's Pizza, Inc.	16,687	5,707,955
Expedia Group, Inc.	40,103	12,717,463
Flutter Entertainment PLC *	59,816	5,992,367
Hilton Worldwide Holdings, Inc.	39,060	12,353,897
Las Vegas Sands Corp.	100,822	4,417,012
Marriott International, Inc., Class A	41,895	14,318,035
Marriott Vacations Worldwide Corp.	79,831	8,323,180
McDonald's Corp.	257,101	67,756,397
MGM Resorts International *	298,316	12,338,350
Penn Entertainment, Inc. *	367,794	6,145,838
Royal Caribbean Cruises Ltd.	19,139	5,143,415
Service Corp. International	86,387	7,052,635
Starbucks Corp.	487,804	51,829,175
Texas Roadhouse, Inc.	28,627	5,599,441
Vail Resorts, Inc.	37,038	5,070,873
Yum! Brands, Inc.	106,646	16,349,898
		355,429,454

Consumer Staples Distribution & Retail 2.9%
Albertsons Cos., Inc., Class A	1,022,069	12,622,552
Andersons, Inc.	100,681	6,531,177
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BJ's Wholesale Club Holdings, Inc. *	97,606	8,847,984
Casey's General Stores, Inc.	19,012	14,301,017
Costco Wholesale Corp.	163,014	153,867,284
Dollar General Corp.	306,091	38,797,034
Dollar Tree, Inc. *	209,151	26,476,425
Kroger Co.	1,015,736	58,445,449
Performance Food Group Co. *	203,701	20,201,028
Sprouts Farmers Market, Inc. *	69,100	5,668,964
Sysco Corp.	347,699	28,191,435
Target Corp.	841,121	135,319,547
U.S. Foods Holding Corp. *	234,094	24,542,415
United Natural Foods, Inc. *	245,052	10,747,981
Walmart, Inc.	2,327,613	244,096,775
		788,657,067

Energy 10.4%
Antero Resources Corp. *	308,512	11,871,542
APA Corp.	785,704	33,903,128
Baker Hughes Co.	592,588	37,658,967
California Resources Corp.	99,296	5,265,667
Cheniere Energy, Inc.	131,516	38,361,902
Chevron Corp.	2,154,194	444,065,551
Chord Energy Corp.	91,435	13,451,003
CNX Resources Corp. *	170,561	6,205,009
ConocoPhillips	1,555,095	206,034,536
Devon Energy Corp.	1,441,427	69,923,624
Diamondback Energy, Inc.	107,309	21,513,308
EOG Resources, Inc.	619,295	89,773,003
EQT Corp.	321,604	17,424,505
Expand Energy Corp.	239,333	23,492,927
ExxonMobil Holdings Corp.	4,145,284	667,183,460
Halliburton Co.	850,819	31,352,680
Helmerich & Payne, Inc.	169,066	7,367,896
HF Sinclair Corp.	441,012	44,811,229
Kinder Morgan, Inc.	1,401,020	45,168,885
Liberty Energy, Inc.	97,660	1,924,879
Marathon Petroleum Corp.	591,183	220,700,438
Matador Resources Co.	112,568	6,530,070
Murphy Oil Corp.	276,087	10,055,088
NOV, Inc.	486,181	10,350,793
Occidental Petroleum Corp.	1,005,282	60,497,871
ONEOK, Inc.	382,612	36,734,578
Ovintiv, Inc.	585,371	38,429,606
Patterson-UTI Energy, Inc.	737,448	9,321,343
PBF Energy, Inc., Class A	590,940	43,132,711
Peabody Energy Corp.	284,634	8,450,783
Permian Resources Corp., Class A	176,289	4,105,771
Phillips 66	648,096	159,807,512
Range Resources Corp.	204,802	8,462,419
SLB Ltd.	1,119,435	67,278,043
SM Energy Co.	450,943	16,766,061
Targa Resources Corp.	82,940	24,355,331
TechnipFMC PLC	137,606	10,753,909
Valero Energy Corp.	702,649	252,194,779
Williams Cos., Inc.	499,577	37,493,254
World Kinect Corp.	385,057	13,765,788
		2,855,939,849

Equity Real Estate Investment Trusts (REITs) 1.5%
Alexandria Real Estate Equities, Inc.	200,100	10,263,129
American Tower Corp.	169,678	29,812,425
BXP, Inc.	155,196	10,551,776
Camden Property Trust	54,123	5,726,213
Crown Castle, Inc.	255,712	19,469,912
Digital Realty Trust, Inc.	111,284	20,653,198
Equinix, Inc.	19,850	20,777,392
SECURITY	NUMBER OF SHARES	VALUE ($)
Essex Property Trust, Inc.	28,120	7,956,835
Extra Space Storage, Inc.	58,887	8,308,956
Gaming & Leisure Properties, Inc.	109,106	4,590,089
Healthpeak Properties, Inc.	473,631	9,860,997
Host Hotels & Resorts, Inc.	465,644	10,211,573
Invitation Homes, Inc.	265,551	7,738,156
Iron Mountain, Inc.	97,684	11,267,849
Kimco Realty Corp.	285,561	6,770,651
Lamar Advertising Co., Class A	37,782	5,629,896
Mid-America Apartment Communities, Inc.	60,971	7,856,113
Prologis, Inc.	231,523	32,394,698
Public Storage	45,736	14,040,495
Realty Income Corp.	212,232	13,005,577
Regency Centers Corp.	70,774	5,291,772
SBA Communications Corp.	38,531	7,307,790
Simon Property Group, Inc.	99,352	21,094,417
Sun Communities, Inc.	56,833	6,900,663
UDR, Inc.	168,850	6,239,008
Ventas, Inc.	159,881	14,576,351
VICI Properties, Inc.	331,168	8,494,459
Vivmark Residential	381,059	24,822,183
Vornado Realty Trust	60,595	2,265,041
Welltower, Inc.	99,210	23,437,370
Weyerhaeuser Co.	955,795	22,336,929
WP Carey, Inc.	89,718	6,276,671
		405,928,584

Financial Services 7.3%
Affiliated Managers Group, Inc.	24,892	9,164,985
AGNC Investment Corp.	537,279	5,765,004
Ally Financial, Inc.	537,601	22,692,138
American Express Co.	188,086	62,100,355
Ameriprise Financial, Inc.	52,605	29,096,352
Annaly Capital Management, Inc.	521,291	11,947,990
Apollo Global Management, Inc.	79,526	10,861,661
ARES Management Corp., Class A	21,191	3,033,915
Bank of New York Mellon Corp.	383,299	61,818,463
Berkshire Hathaway, Inc., Class B *	879,265	443,175,938
Blackrock, Inc.	44,911	51,899,601
Blackstone, Inc.	171,669	24,589,868
Block, Inc. *	240,369	19,715,065
Bread Financial Holdings, Inc.	92,322	9,644,879
Capital One Financial Corp.	509,577	109,309,362
Carlyle Group, Inc.	135,656	6,564,394
Cboe Global Markets, Inc.	13,433	4,032,587
Charles Schwab Corp. (a)	388,979	42,717,674
CME Group, Inc.	93,884	26,803,882
Corebridge Financial, Inc.	425,647	13,850,553
Corpay, Inc. *	36,537	14,771,909
Equitable Holdings, Inc.	205,570	10,305,224
Evercore, Inc., Class A	21,467	6,148,793
Fidelity National Information Services, Inc.	622,851	25,393,635
Fiserv, Inc. *	630,285	33,600,493
Franklin Templeton, Inc.	382,867	13,074,908
Global Payments, Inc.	349,145	31,789,652
Goldman Sachs Group, Inc.	143,597	147,316,162
Intercontinental Exchange, Inc.	162,911	26,179,798
Invesco Ltd.	388,432	12,732,801
Jack Henry & Associates, Inc.	34,820	5,846,626
Jackson Financial, Inc., Class A	83,084	11,085,898
Jefferies Financial Group, Inc.	129,623	6,823,355
KKR & Co., Inc.	118,321	12,982,180
LPL Financial Holdings, Inc.	28,584	10,579,939
Mastercard, Inc., Class A	133,474	78,657,563
MGIC Investment Corp.	197,940	6,066,861
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Moody's Corp.	34,627	17,474,169
Morgan Stanley	544,271	116,103,890
MSCI, Inc.	13,237	7,553,562
Nasdaq, Inc.	122,060	12,036,337
Northern Trust Corp.	100,077	18,570,288
OneMain Holdings, Inc.	255,396	15,952,034
PayPal Holdings, Inc.	968,388	51,000,154
PROG Holdings, Inc.	153,717	5,861,229
Raymond James Financial, Inc.	75,950	13,532,012
Rithm Capital Corp.	704,851	7,069,656
Rocket Cos., Inc., Class A *	191,732	2,571,126
S&P Global, Inc.	94,017	40,976,369
SEI Investments Co.	74,395	8,256,357
SLM Corp.	313,750	8,148,088
Starwood Property Trust, Inc.	320,759	5,035,916
State Street Corp.	218,825	41,878,728
StoneX Group, Inc. *	103,748	7,104,663
Synchrony Financial	674,582	51,996,781
T. Rowe Price Group, Inc.	288,441	32,097,714
Visa, Inc., Class A	299,158	113,491,570
Voya Financial, Inc.	74,811	7,579,851
Western Union Co.	945,315	6,768,455
		2,013,199,412

Food, Beverage & Tobacco 3.2%
Altria Group, Inc.	1,129,814	77,369,663
Archer-Daniels-Midland Co.	991,439	80,594,076
Brown-Forman Corp., Class B	242,159	6,434,165
Bunge Global SA	396,673	46,097,369
Campbell's Co. (b)	306,002	7,246,127
Coca-Cola Co.	1,181,633	104,775,398
Coca-Cola Consolidated, Inc.	16,387	3,204,806
Conagra Brands, Inc.	1,084,913	17,380,306
Constellation Brands, Inc., Class A	138,552	18,097,662
Darling Ingredients, Inc. *	157,996	10,470,395
Flowers Foods, Inc.	482,409	3,338,270
General Mills, Inc.	794,515	32,734,018
Hershey Co.	73,331	12,921,656
Hormel Foods Corp.	396,096	8,654,698
Ingredion, Inc.	85,876	8,884,731
J.M. Smucker Co.	136,918	17,958,165
Keurig Dr. Pepper, Inc.	894,251	28,490,837
Kraft Heinz Co.	1,585,512	40,700,093
Lamb Weston Holdings, Inc.	136,983	7,469,683
McCormick & Co., Inc. - Non Voting Shares	161,697	8,767,211
Molson Coors Beverage Co., Class B	321,204	12,771,071
Mondelez International, Inc., Class A	992,234	61,587,964
Monster Beverage Corp. *	270,931	12,441,152
PepsiCo, Inc.	778,198	109,212,307
Philip Morris International, Inc.	553,130	103,601,249
Post Holdings, Inc. *	51,680	4,308,045
Tyson Foods, Inc., Class A	679,424	37,463,439
		882,974,556

Health Care Equipment & Services 6.4%
Abbott Laboratories	879,660	97,079,278
Align Technology, Inc. *	55,182	8,817,532
AMN Healthcare Services, Inc. *	226,274	7,756,673
Baxter International, Inc.	945,874	24,592,724
Becton Dickinson & Co.	178,428	33,564,091
Boston Scientific Corp. *	297,936	14,390,309
Cardinal Health, Inc.	89,130	20,911,681
Cencora, Inc.	57,276	18,534,514
Centene Corp. *	1,905,569	122,604,309
Cigna Group	432,005	119,267,940
SECURITY	NUMBER OF SHARES	VALUE ($)
Community Health Systems, Inc. *	950,072	2,774,210
Cooper Cos., Inc. *	100,573	7,049,162
CVS Health Corp.	2,327,705	218,594,777
DaVita, Inc. *	55,973	9,851,808
Dentsply Sirona, Inc.	554,020	6,188,403
Edwards Lifesciences Corp. *	199,885	18,139,564
Elevance Health, Inc.	353,002	138,567,405
Encompass Health Corp.	46,825	5,628,833
GE HealthCare Technologies, Inc.	263,601	18,776,299
HCA Healthcare, Inc.	110,964	45,989,030
Henry Schein, Inc. *	147,633	13,257,443
Humana, Inc.	290,425	111,299,573
IDEXX Laboratories, Inc. *	13,014	7,244,764
Intuitive Surgical, Inc. *	35,692	13,450,887
Labcorp Holdings, Inc.	108,231	36,004,124
McKesson Corp.	41,346	36,604,441
Medtronic PLC	531,158	48,149,473
Molina Healthcare, Inc. *	124,369	24,720,826
Quest Diagnostics, Inc.	83,508	20,066,972
QuidelOrtho Corp. *	259,015	3,737,586
ResMed, Inc.	36,590	8,785,259
Solventum Corp. *	175,915	16,018,820
STERIS PLC	41,097	9,560,806
Stryker Corp.	95,873	31,043,677
Teleflex, Inc.	49,005	6,961,160
Tenet Healthcare Corp. *	71,310	18,962,042
UnitedHealth Group, Inc.	1,024,480	398,942,757
Universal Health Services, Inc., Class B	83,271	14,183,549
Zimmer Biomet Holdings, Inc.	172,470	17,253,899
		1,775,326,600

Household & Personal Products 1.1%
Church & Dwight Co., Inc.	113,326	11,307,668
Clorox Co.	73,849	7,213,570
Colgate-Palmolive Co.	359,978	32,333,224
Estee Lauder Cos., Inc., Class A	172,490	17,645,727
Kenvue, Inc.	1,391,871	26,278,525
Kimberly-Clark Corp.	233,102	25,163,361
Procter & Gamble Co.	1,331,785	193,268,639
Spectrum Brands Holdings, Inc.	34,368	2,966,302
		316,177,016

Insurance 2.7%
Aflac, Inc.	359,334	41,628,844
Allstate Corp.	198,911	51,279,256
American Financial Group, Inc.	85,448	12,180,612
American International Group, Inc.	828,062	63,230,814
Aon PLC, Class A	92,927	29,877,889
Arch Capital Group Ltd. *	94,221	9,240,254
Arthur J Gallagher & Co.	61,215	16,047,512
Assurant, Inc.	28,909	8,148,291
Brown & Brown, Inc.	82,152	5,928,910
Chubb Ltd.	157,879	53,457,829
Cincinnati Financial Corp.	94,746	16,097,345
CNO Financial Group, Inc.	125,492	6,875,707
Everest Group Ltd.	17,784	6,662,776
F&G Annuities & Life, Inc.	6,581	156,628
Fidelity National Financial, Inc.	230,703	10,716,154
First American Financial Corp.	131,042	9,686,625
Genworth Financial, Inc., Class A *	611,671	6,080,010
Globe Life, Inc.	43,745	7,553,449
Hartford Insurance Group, Inc.	177,508	24,386,049
Lincoln National Corp.	252,782	10,765,985
Loews Corp.	104,148	11,278,187
Markel Group, Inc. *	7,042	12,696,092
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Marsh & McLennan Cos., Inc.	207,707	39,422,789
MetLife, Inc.	554,742	52,794,796
Old Republic International Corp.	253,746	10,588,821
Primerica, Inc.	19,245	5,535,824
Principal Financial Group, Inc.	210,857	23,228,007
Progressive Corp.	218,899	47,737,494
Prudential Financial, Inc.	318,962	37,509,931
Reinsurance Group of America, Inc., Class A	36,377	8,950,197
RenaissanceRe Holdings Ltd.	11,891	3,895,967
Travelers Cos., Inc.	141,889	51,921,442
Unum Group	137,369	12,805,538
W.R. Berkley Corp.	133,246	9,002,100
Willis Towers Watson PLC	52,700	17,841,585
		735,209,709

Materials 3.7%
Air Products & Chemicals, Inc.	99,631	30,831,809
Albemarle Corp.	74,911	10,110,738
Alcoa Corp.	272,936	13,633,153
Alpha Metallurgical Resources, Inc. *	32,427	7,643,044
Amcor PLC	404,093	18,543,828
AptarGroup, Inc.	41,795	5,501,058
Ashland, Inc.	95,844	7,028,240
Avery Dennison Corp.	57,193	9,957,873
Axalta Coating Systems Ltd. *	172,468	6,281,285
Ball Corp.	275,654	17,357,932
Celanese Corp.	279,141	12,695,333
CF Industries Holdings, Inc.	208,965	27,171,719
Chemours Co.	347,877	5,412,966
Cleveland-Cliffs, Inc. *	1,693,132	19,555,675
Commercial Metals Co.	165,042	11,135,384
Corteva, Inc.	405,657	34,330,752
CRH PLC	415,124	39,142,042
Crown Holdings, Inc.	102,460	11,925,319
Dow, Inc.	2,359,651	72,016,548
Eagle Materials, Inc.	25,197	4,894,769
Eastman Chemical Co.	236,631	17,141,550
Ecolab, Inc.	73,026	20,680,963
FMC Corp.	560,630	6,464,064
Freeport-McMoRan, Inc.	817,225	61,896,621
Graphic Packaging Holding Co.	655,901	7,346,091
Huntsman Corp.	832,080	7,971,326
International Flavors & Fragrances, Inc.	219,457	18,945,723
International Paper Co.	639,146	24,242,808
James Hardie Industries PLC *	165,274	4,910,290
Linde PLC	162,860	79,732,999
LyondellBasell Industries NV, Class A	769,857	50,102,294
Martin Marietta Materials, Inc.	19,012	9,861,524
Mosaic Co.	964,413	23,261,642
Newmont Corp.	346,971	43,739,164
Nucor Corp.	376,767	94,056,114
O-I Glass, Inc. *	371,182	2,698,493
Olin Corp.	540,089	9,397,549
Packaging Corp. of America	65,237	15,261,544
PPG Industries, Inc.	193,758	21,733,835
Reliance, Inc.	74,002	28,420,468
RPM International, Inc.	76,830	7,998,003
Sherwin-Williams Co.	58,880	19,949,133
Smurfit Westrock PLC	210,851	9,888,912
Solstice Advanced Materials, Inc.	104,218	6,606,379
Sonoco Products Co.	147,864	8,154,700
Steel Dynamics, Inc.	185,379	43,122,863
Vulcan Materials Co.	40,147	10,822,828
SECURITY	NUMBER OF SHARES	VALUE ($)
Westlake Corp.	64,754	4,861,083
		1,024,438,430

Media & Entertainment 5.9%
Alphabet, Inc., Class A	1,446,870	490,995,334
Alphabet, Inc., Class C	1,162,880	390,041,581
Charter Communications, Inc., Class A *	338,713	51,633,410
Fox Corp., Class A	348,367	23,462,517
Meta Platforms, Inc., Class A	583,150	333,760,071
Netflix, Inc. *	884,799	71,712,959
News Corp., Class A	432,511	13,282,413
Nexstar Media Group, Inc.	53,208	9,690,773
Omnicom Group, Inc.	312,757	27,375,620
Optimum Communications, Inc., Class A *(b)	2,374,893	2,309,821
Paramount Skydance Corp., Class B	1,434,937	15,655,163
Sirius XM Holdings, Inc.	393,222	11,077,064
Take-Two Interactive Software, Inc. *	25,668	5,639,260
Versant Media Group, Inc.	115,904	4,765,972
Walt Disney Co.	971,484	104,483,104
Warner Bros Discovery, Inc. *	2,642,820	75,399,655
		1,631,284,717

Pharmaceuticals, Biotechnology & Life Sciences 7.0%
AbbVie, Inc.	685,761	175,842,836
Agilent Technologies, Inc.	129,821	19,935,313
Amgen, Inc.	278,863	119,877,626
Avantor, Inc. *	892,825	12,981,676
Biogen, Inc. *	150,432	32,591,093
Bristol-Myers Squibb Co.	2,432,316	162,503,032
Charles River Laboratories International, Inc. *	32,843	9,466,666
Danaher Corp.	239,475	51,142,281
Elanco Animal Health, Inc. *	271,763	6,500,571
Eli Lilly & Co.	66,519	76,944,523
Gilead Sciences, Inc.	629,570	92,131,274
ICON PLC *	49,975	8,245,375
Illumina, Inc. *	50,437	10,774,856
Incyte Corp. *	32,045	3,948,585
IQVIA Holdings, Inc. *	100,765	26,318,810
Jazz Pharmaceuticals PLC *	38,774	9,719,866
Johnson & Johnson	1,101,592	292,858,233
Merck & Co., Inc.	1,481,095	218,846,597
Mettler-Toledo International, Inc. *	7,021	9,865,488
Moderna, Inc. *	755,447	106,019,432
Organon & Co.	1,017,583	14,001,942
Perrigo Co. PLC	227,871	3,336,031
Pfizer, Inc.	7,241,832	206,102,539
Regeneron Pharmaceuticals, Inc.	57,441	45,899,954
Revvity, Inc.	83,358	10,725,674
Thermo Fisher Scientific, Inc.	165,949	102,407,128
United Therapeutics Corp. *	13,999	7,144,810
Vertex Pharmaceuticals, Inc. *	58,525	31,868,033
Viatris, Inc.	2,288,852	37,788,947
Waters Corp. *	35,764	14,828,827
West Pharmaceutical Services, Inc.	25,042	8,542,077
Zoetis, Inc.	197,902	15,258,244
		1,944,418,339

Real Estate Management & Development 0.2%
CBRE Group, Inc., Class A *	176,431	25,725,404
Cushman & Wakefield Ltd. *	405,669	5,472,475
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Jones Lang LaSalle, Inc. *	46,624	17,058,323
		48,256,202

Semiconductors & Semiconductor Equipment 5.9%
Advanced Micro Devices, Inc. *	157,079	73,940,227
Analog Devices, Inc.	140,520	50,887,913
Applied Materials, Inc.	236,180	108,262,550
Broadcom, Inc.	358,692	132,837,995
First Solar, Inc. *	23,897	4,824,804
Intel Corp. *	4,376,075	391,702,473
KLA Corp.	209,333	36,727,475
Lam Research Corp.	261,289	78,776,021
Marvell Technology, Inc.	105,587	22,348,544
Microchip Technology, Inc.	278,721	20,472,057
Micron Technology, Inc.	279,372	267,842,318
Monolithic Power Systems, Inc.	2,016	2,555,824
NVIDIA Corp.	783,847	173,057,741
ON Semiconductor Corp. *	244,120	18,086,851
Qnity Electronics, Inc.	183,040	21,860,467
Qorvo, Inc. *	119,972	11,526,910
QUALCOMM, Inc.	558,721	95,250,756
Skyworks Solutions, Inc.	197,356	13,224,826
Teradyne, Inc.	48,854	17,090,595
Texas Instruments, Inc.	354,177	92,408,321
		1,633,684,668

Software & Services 5.0%
Accenture PLC, Class A	458,824	87,066,442
Adobe, Inc. *	218,960	64,109,298
Akamai Technologies, Inc. *	94,649	10,280,774
Amdocs Ltd.	139,595	8,802,861
Autodesk, Inc. *	35,739	9,239,604
Cadence Design Systems, Inc. *	30,618	10,372,766
Cognizant Technology Solutions Corp., Class A	661,937	42,747,891
DXC Technology Co. *	746,589	8,436,456
EPAM Systems, Inc. *	47,742	5,625,440
Everforth, Inc. *	121,209	3,929,596
Fortinet, Inc. *	98,997	16,921,557
Gartner, Inc. *	48,494	9,607,146
Gen Digital, Inc.	367,504	11,392,624
GoDaddy, Inc., Class A *	69,588	6,811,273
International Business Machines Corp.	366,667	85,752,411
Intuit, Inc.	63,702	22,888,129
Kyndryl Holdings, Inc. *	411,402	5,533,357
Microsoft Corp.	1,534,455	778,413,677
Oracle Corp.	444,545	66,290,550
Palo Alto Networks, Inc. *	37,773	14,434,197
Roper Technologies, Inc.	36,403	15,458,170
Salesforce, Inc.	273,937	70,549,735
ServiceNow, Inc. *	69,236	10,246,236
Synopsys, Inc. *	22,467	9,876,269
Trimble, Inc. *	93,286	5,591,563
Workday, Inc., Class A *	22,101	4,363,842
Zoom Communications, Inc., Class A *	83,170	8,040,876
		1,392,782,740

Technology Hardware & Equipment 7.6%
ADI Global Distribution, Inc. *	76,638	1,676,073
Amphenol Corp., Class A	155,651	24,678,466
Apple, Inc.	3,882,495	1,230,168,541
Arista Networks, Inc. *	70,882	13,870,899
Arrow Electronics, Inc. *	130,359	26,649,290
Avnet, Inc.	287,559	25,753,784
SECURITY	NUMBER OF SHARES	VALUE ($)
CDW Corp.	121,649	18,439,555
Ciena Corp. *	31,762	12,158,494
Cisco Systems, Inc.	1,814,353	200,467,863
Corning, Inc.	225,319	33,511,695
Dell Technologies, Inc., Class C	121,815	55,548,858
F5, Inc. *	20,447	8,324,587
Flex Ltd. *	197,388	21,564,639
Hewlett Packard Enterprise Co.	1,606,134	83,904,440
HP, Inc.	1,916,081	57,520,752
Insight Enterprises, Inc. *	62,078	9,747,488
Jabil, Inc.	65,831	20,095,571
Keysight Technologies, Inc. *	54,863	17,704,290
Motorola Solutions, Inc.	35,894	17,419,358
NetApp, Inc.	111,746	20,705,416
Sandisk Corp. *	5,351	8,383,412
Sanmina Corp. *	45,850	9,019,612
Seagate Technology Holdings PLC	54,667	45,285,049
Super Micro Computer, Inc. *	103,127	3,844,575
TD SYNNEX Corp.	104,613	26,451,397
TE Connectivity PLC	135,533	27,818,148
Teledyne Technologies, Inc. *	13,989	8,574,557
Vishay Intertechnology, Inc.	250,605	7,625,910
Western Digital Corp.	74,896	33,744,393
Xerox Holdings Corp.	1,498,331	4,839,609
Zebra Technologies Corp., Class A *	31,056	10,979,849
		2,086,476,570

Telecommunication Services 2.8%
AT&T, Inc.	8,742,319	226,338,639
Comcast Corp., Class A	6,256,534	166,548,935
Liberty Global Ltd., Class C *	680,532	7,138,781
Liberty Latin America Ltd., Class C *	416,143	3,558,023
Lumen Technologies, Inc. *	4,385,015	27,406,344
Telephone & Data Systems, Inc.	129,443	4,359,640
T-Mobile U.S., Inc.	289,783	52,288,444
Verizon Communications, Inc.	5,572,951	278,759,009
		766,397,815

Transportation 2.2%
Alaska Air Group, Inc. *	118,753	4,908,061
Avis Budget Group, Inc. *	69,102	10,191,854
CH Robinson Worldwide, Inc.	99,234	14,851,360
CSX Corp.	1,313,329	66,336,248
Delta Air Lines, Inc.	88,582	6,909,396
Expeditors International of Washington, Inc.	143,246	27,166,604
FedEx Corp.	265,523	86,932,230
Fedex Freight Holding Co., Inc. *	132,451	17,713,997
GXO Logistics, Inc. *	106,669	5,091,311
Hertz Global Holdings, Inc. *(b)	877,929	1,992,899
Hub Group, Inc., Class A	129,638	5,168,667
JB Hunt Transport Services, Inc.	69,458	18,439,015
Knight-Swift Transportation Holdings, Inc.	209,812	14,374,220
Landstar System, Inc.	50,295	9,084,786
Matson, Inc.	49,797	11,194,864
Norfolk Southern Corp.	140,776	48,256,605
Old Dominion Freight Line, Inc.	91,209	18,238,152
Ryder System, Inc.	65,566	16,028,264
Uber Technologies, Inc. *	166,993	12,633,020
U-Haul Holding Co., Non Voting Shares	111,450	6,650,222
Union Pacific Corp.	356,355	107,145,258
United Parcel Service, Inc., Class B	934,673	97,420,967
		606,728,000

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Utilities 2.9%
AES Corp.	1,069,372	15,762,543
Alliant Energy Corp.	137,733	9,363,089
Ameren Corp.	148,425	15,734,534
American Electric Power Co., Inc.	316,617	38,763,419
American Water Works Co., Inc.	86,356	11,936,990
Atmos Energy Corp.	56,420	9,373,055
CenterPoint Energy, Inc.	383,487	15,186,085
CMS Energy Corp.	185,589	12,631,187
Consolidated Edison, Inc.	273,229	29,240,968
Constellation Energy Corp.	66,664	18,317,267
Dominion Energy, Inc.	693,952	45,807,772
DTE Energy Co.	127,073	17,234,911
Duke Energy Corp.	572,591	68,659,387
Edison International	466,954	25,206,177
Entergy Corp.	243,289	25,864,054
Essential Utilities, Inc.	146,974	6,050,920
Evergy, Inc.	182,376	14,776,104
Eversource Energy	295,400	20,719,356
Exelon Corp.	854,362	37,352,707
FirstEnergy Corp.	434,283	19,916,218
National Fuel Gas Co.	61,923	5,143,324
NextEra Energy, Inc.	746,507	61,467,386
NiSource, Inc.	248,857	10,183,229
NRG Energy, Inc.	88,059	9,697,057
OGE Energy Corp.	152,421	6,954,970
PG&E Corp.	1,811,482	24,038,366
Pinnacle West Capital Corp.	98,454	9,613,049
Portland General Electric Co.	101,663	4,967,254
PPL Corp.	533,890	18,221,666
Public Service Enterprise Group, Inc.	286,600	21,016,378
Sempra	353,852	28,909,708
Southern Co.	641,464	56,448,832
Southwest Gas Holdings, Inc.	32,309	2,853,854
UGI Corp.	297,734	11,447,872
Vistra Corp.	122,502	16,828,100
WEC Energy Group, Inc.	170,926	18,147,213
Xcel Energy, Inc.	352,712	26,696,771
		790,531,772
Total Common Stocks (Cost $19,659,794,020)		27,555,560,312

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	17,315,597	17,315,597
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	10,556,325	10,556,325
		27,871,922
Total Short-Term Investments (Cost $27,871,922)		27,871,922
Total Investments in Securities (Cost $19,687,665,942)		27,583,432,234

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
S&P 500 Index, e-mini, expires 09/18/26	105	40,419,750	(326,261)

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
(b)	All or a portion of this security is on loan.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $9,960,150.

REIT —	Real Estate Investment Trust
Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.2% OF NET ASSETS

Consumer Discretionary Distribution & Retail 0.0%
QVC Group, Inc.*	$1,976,058	$—	($809,544 )	($6,420,149 )	$5,253,635	$—	—	$—

Financial Services 0.2%
Charles Schwab Corp.(a)	32,648,364	6,388,881	(1,954,606)	953,805	4,681,230	42,717,674	388,979	237,857
Total	$34,624,422	$6,388,881	($2,764,150 )	($5,466,344 )	$9,934,865	$42,717,674		$237,857

*	Non-income producing security.
(a)	Issuer is affiliated with the fund’s investment adviser.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$27,555,560,312	$—	$—	$27,555,560,312
Short-Term Investments[1]	27,871,922	—	—	27,871,922
Liabilities
Futures Contracts[2]	(326,261)	—	—	(326,261)
Total	$27,583,105,973	$—	$—	$27,583,105,973

[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $28,301,058)		$42,717,674
Investments in securities, at value - unaffiliated issuers (cost $19,659,364,884) including securities on loan of $9,960,150		27,540,714,560
Deposit with broker for futures contracts		3,906,281
Receivables:
Dividends		40,428,896
Fund shares sold		19,432,116
Income from securities on loan	+	15,706
Total assets		27,647,215,233

Liabilities
Collateral held for securities on loan		10,556,325
Payables:
Investments bought		37,432,433
Management fees		5,456,809
Variation margin on futures contracts	+	173,709
Total liabilities		53,619,276
Net assets		$27,593,595,957

Net Assets by Source
Capital received from investors		$18,831,806,496
Total distributable earnings	+	8,761,789,461
Net assets		$27,593,595,957

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$27,593,595,957		852,000,000		$32.39

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers		$234,964,100
Dividends received from securities - affiliated issuers		237,857
Other Interest		58,194
Securities on loan, net	+	192,224
Total investment income		235,452,375

Expenses
Management fees		32,114,952
Total expenses	–	32,114,952
Net investment income		203,337,423

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(6,434,922)
Net realized losses on sales of securities - unaffiliated issuers		(89,298,319)
Net realized gains on sales of in-kind redemptions - affiliated issuers		968,578
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,795,187,477
Net realized gains on futures contracts	+	2,304,302
Net realized gains		1,702,727,116
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		9,934,865
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		1,111,683,820
Net change in unrealized appreciation (depreciation) on futures contracts	+	(225,752)
Net change in unrealized appreciation (depreciation)		1,121,392,933
Net realized and unrealized gains		2,824,120,049
Increase in net assets resulting from operations		$3,027,457,472
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Large Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$203,337,423	$352,084,977
Net realized gains		1,702,727,116	957,173,747
Net change in unrealized appreciation (depreciation)	+	1,121,392,933	2,571,417,191
Increase in net assets resulting from operations		$3,027,457,472	$3,880,675,915

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($193,049,725 )	($341,222,185 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		104,600,000	$3,167,762,586	187,450,000	$4,817,486,289
Shares redeemed	+	(95,150,000)	(2,870,013,399)	(81,200,000)	(2,033,911,112)
Net transactions in fund shares		9,450,000	$297,749,187	106,250,000	$2,783,575,177

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		842,550,000	$24,461,439,023	736,300,000	$18,138,410,116
Total increase	+	9,450,000	3,132,156,934	106,250,000	6,323,028,907
End of period		852,000,000	$27,593,595,957	842,550,000	$24,461,439,023
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25[1,2]	3/1/23– 2/29/24[1]	3/1/22– 2/28/23[1]	3/1/21– 2/28/22[1]
Per-Share Data
Net asset value at beginning of period	$34.39	$29.11	$27.64	$25.59	$26.51	$24.38
Income (loss) from investment operations:
Net investment income (loss)[3]	0.34	0.40	0.39	0.37	0.38	0.33
Net realized and unrealized gains (losses)	2.49	5.26	1.54	2.06	(0.98)	2.12
Total from investment operations	2.83	5.66	1.93	2.43	(0.60)	2.45
Less distributions:
Distributions from net investment income	(0.16)	(0.38)	(0.46)	(0.38)	(0.32)	(0.32)
Net asset value at end of period	$37.06	$34.39	$29.11	$27.64	$25.59	$26.51
Total return	8.24%*	19.63%	6.98%	9.66%	(2.13%)	10.06%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%**	0.25%	0.25%	0.25%	0.25%[4]	0.25%
Net investment income (loss)	1.88%**	1.33%	1.34%	1.48%	1.54%	1.21%
Portfolio turnover rate[5]	11%*	26%	26%	21%	24%	25%
Net assets, end of period (x 1,000,000)	$9,107	$9,826	$9,082	$7,958	$6,433	$4,843

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Per-Share Data has been retroactively adjusted to reflect a 2-for-1 share split effective after the close of U.S. markets on October 10, 2024.
[2]
Per share data amounts previously presented for Net investment income (loss), Net realized and unrealized gains (losses), Total from investment operations, and
Distributions from net investment income have been revised to fully reflect the required retroactive adjustment for the share split effective after the close of U.S. markets on
October 10, 2024. These revisions do not have any impact on total return, shares outstanding at end of period, and beginning and ending net asset value.

[3]	Calculated based on the average shares outstanding during the period.
[4]	Ratio includes less than 0.005% of non-routine proxy expenses.
[5]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.9% OF NET ASSETS

Automobiles & Components 1.2%
Dauch Corp. *	2,275,213	14,242,833
Dorman Products, Inc. *	67,725	8,726,366
Fox Factory Holding Corp. *	321,959	6,577,622
Gentherm, Inc. *	137,207	5,390,863
LCI Industries	149,199	15,013,895
Patrick Industries, Inc.	159,444	13,029,764
Phinia, Inc.	202,916	13,887,571
Rivian Automotive, Inc., Class A *	335,341	5,385,577
Standard Motor Products, Inc.	100,541	3,792,407
Visteon Corp.	133,054	13,547,558
Winnebago Industries, Inc.	378,823	11,398,784
		110,993,240

Banks 8.3%
Ameris Bancorp	137,197	11,558,847
Associated Banc-Corp.	441,153	13,503,693
Atlantic Union Bankshares Corp.	300,812	12,131,748
Axos Financial, Inc. *	91,439	8,850,381
BancFirst Corp.	23,187	2,532,484
Bancorp, Inc. *	74,755	4,859,075
Bank of Hawaii Corp.	115,134	8,742,125
Bank OZK	409,191	20,083,094
BankUnited, Inc.	357,521	16,302,958
Banner Corp.	100,700	7,063,098
Beacon Financial Corp.	199,764	6,202,672
BOK Financial Corp.	64,326	8,753,482
Capitol Federal Financial, Inc.	435,104	3,746,245
Cathay General Bancorp	188,711	11,551,000
City Holding Co.	32,845	4,695,193
Columbia Banking System, Inc.	638,804	18,934,151
Commerce Bancshares, Inc.	284,465	16,416,475
Community Financial System, Inc.	106,482	6,681,746
Cullen/Frost Bankers, Inc.	124,500	20,028,315
Customers Bancorp, Inc. *	93,778	7,331,564
CVB Financial Corp.	441,582	9,789,873
Dime Commercial Bancshares, Inc.	117,726	4,756,130
Eagle Bancorp, Inc.	226,099	6,170,242
Eastern Bankshares, Inc.	205,493	4,512,626
Enterprise Financial Services Corp.	82,358	5,207,496
FB Financial Corp.	72,456	4,127,094
First BanCorp	265,788	7,410,169
First Bancorp/Southern Pines NC	70,913	4,498,012
First Busey Corp.	184,950	5,566,995
First Commonwealth Financial Corp.	283,099	5,860,149
First Financial Bancorp	306,954	10,015,909
First Financial Bankshares, Inc.	191,481	6,362,914
First Hawaiian, Inc.	461,181	11,810,845
First Interstate BancSystem, Inc., Class A	332,099	12,224,564
First Merchants Corp.	151,716	6,291,663
Flagstar Bank NA	781,122	10,396,734
FNB Corp.	1,026,832	18,719,147
Fulton Financial Corp.	515,144	12,085,278
Glacier Bancorp, Inc.	232,647	10,773,883
Hancock Whitney Corp.	217,390	16,193,381
Hilltop Holdings, Inc.	201,395	7,663,080
Home BancShares, Inc.	475,644	14,012,472
Hope Bancorp, Inc.	512,910	7,073,029
Independent Bank Corp. /MA	108,275	8,789,765
International Bancshares Corp.	112,232	7,874,197
Lakeland Financial Corp.	55,488	3,278,786
Mechanics Bancorp, Class A	117,701	1,852,614
SECURITY	NUMBER OF SHARES	VALUE ($)
National Bank Holdings Corp., Class A	91,436	3,775,392
NBT Bancorp, Inc.	101,637	5,226,175
Northwest Bancshares, Inc.	449,617	6,874,644
OceanFirst Financial Corp.	241,389	4,547,769
OFG Bancorp	64,146	3,338,799
Old National Bancorp	667,071	17,063,676
Park National Corp.	28,518	5,569,280
Pathward Financial, Inc.	41,195	3,355,745
Pinnacle Financial Partners, Inc.	172,882	17,283,014
Preferred Bank	37,637	3,855,158
Prosperity Bancshares, Inc.	276,601	19,793,568
Provident Financial Services, Inc.	306,804	7,179,214
Renasant Corp.	169,121	6,918,740
S&T Bancorp, Inc.	97,793	4,838,798
Seacoast Banking Corp. of Florida	147,332	5,002,658
ServisFirst Bancshares, Inc.	146,670	6,312,677
Simmons First National Corp., Class A	516,735	11,667,876
Southside Bancshares, Inc.	81,259	2,564,534
Southstate Bank Corp.	201,292	21,113,518
Texas Capital Bancshares, Inc.	85,940	8,351,649
Towne Bank	172,043	6,372,473
TriCo Bancshares	61,959	3,307,371
Triumph Financial, Inc. *	57,900	4,125,375
Trustmark Corp.	145,735	6,692,151
UMB Financial Corp.	99,013	14,023,211
United Bankshares, Inc.	349,946	16,492,955
United Community Banks, Inc.	293,277	10,217,771
Valley National Bancorp	1,492,910	20,363,292
WaFd, Inc.	257,973	9,225,115
WesBanco, Inc.	232,464	9,300,885
Westamerica BanCorp	63,641	3,694,360
Western Alliance Bancorp	263,388	20,578,504
Wintrust Financial Corp.	128,004	19,246,681
WSFS Financial Corp.	150,323	11,642,516
		753,200,937

Capital Goods 11.2%
AAON, Inc.	61,981	4,708,697
AAR Corp. *	94,410	12,206,269
Advanced Drainage Systems, Inc.	66,056	8,965,781
AeroVironment, Inc. *	16,624	2,466,170
Alamo Group, Inc.	44,436	7,313,277
Albany International Corp., Class A	134,017	7,428,562
API Group Corp. *	407,289	15,986,093
Apogee Enterprises, Inc.	152,602	5,960,634
Applied Industrial Technologies, Inc.	80,294	26,013,650
Arcosa, Inc.	115,821	16,828,791
Armstrong World Industries, Inc.	64,671	11,160,921
Astec Industries, Inc.	103,782	4,415,924
ATI, Inc. *	139,850	28,557,370
Atmus Filtration Technologies, Inc.	108,717	5,134,704
Axon Enterprise, Inc. *	9,889	5,602,712
AZZ, Inc.	57,494	7,885,877
BlueLinx Holdings, Inc. *	120,991	9,634,513
Boeing Co. *	24,115	5,010,615
BWX Technologies, Inc.	80,758	12,298,636
Carpenter Technology Corp.	33,196	15,815,238
Centuri Holdings, Inc. *	108,572	2,215,955
Columbus McKinnon Corp.	233,781	4,128,572
Comfort Systems USA, Inc.	16,064	24,828,840
Construction Partners, Inc., Class A *	34,152	3,626,942
Core & Main, Inc., Class A *	430,595	18,498,361
Crane Co.	74,543	15,286,533
CSW Industrials, Inc.	21,001	6,488,259
Curtiss-Wright Corp.	37,058	21,587,397
DNOW, Inc. *	1,005,662	16,120,762
Douglas Dynamics, Inc.	91,168	3,744,270
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Ducommun, Inc. *	34,859	5,975,530
DXP Enterprises, Inc. *	37,439	7,028,423
Dycom Industries, Inc. *	49,871	14,522,934
Enerpac Tool Group Corp.	94,340	3,520,769
EnerSys	135,707	24,951,089
Enpro, Inc.	31,953	9,465,118
Esab Corp.	118,874	8,960,722
ESCO Technologies, Inc.	27,312	7,456,995
Everus Construction Group, Inc. *	96,545	11,115,226
Federal Signal Corp.	90,310	10,566,270
Flowserve Corp.	301,257	23,826,416
Franklin Electric Co., Inc.	116,207	11,631,159
FTAI Aviation Ltd.	45,611	8,670,651
GATX Corp.	81,049	14,177,902
Gibraltar Industries, Inc. *	130,057	5,851,264
GrafTech International Ltd. *	407,347	2,932,898
Granite Construction, Inc.	104,018	12,540,410
Greenbrier Cos., Inc.	196,793	8,869,461
Griffon Corp.	117,551	11,448,292
Hayward Holdings, Inc. *	493,380	6,931,989
HEICO Corp.	51,062	16,909,181
Helios Technologies, Inc.	95,658	6,984,947
Herc Holdings, Inc.	80,743	12,300,389
Hexcel Corp.	176,219	16,330,215
Hillman Solutions Corp. *	650,517	5,008,981
Hyster-Yale, Inc.	19,097	646,624
IES Holdings, Inc. *	8,564	2,594,892
Insteel Industries, Inc.	100,185	3,015,569
Janus International Group, Inc. *	556,568	2,760,577
JBT Marel Corp.	67,613	7,901,931
JELD-WEN Holding, Inc. *	2,035,703	4,865,330
Kadant, Inc.	21,393	6,399,502
Kennametal, Inc.	507,018	14,875,908
Kratos Defense & Security Solutions, Inc. *	69,154	3,525,471
Lennox International, Inc.	17,407	6,660,614
Lindsay Corp.	36,944	4,245,235
Manitowoc Co., Inc. *	311,519	6,049,699
Masterbrand, Inc. *	915,098	7,549,559
McGrath RentCorp	62,997	7,083,383
Mercury Systems, Inc. *	72,992	6,374,391
Miller Industries, Inc.	66,019	3,698,384
Modine Manufacturing Co. *	55,877	9,970,133
Moog, Inc., Class A	60,953	22,644,040
Mueller Water Products, Inc., Class A	316,977	7,651,825
MYR Group, Inc. *	39,859	11,615,710
Nextpower, Inc., Class A *	80,742	6,623,266
NPK International, Inc. *	257,094	3,414,208
Primoris Services Corp.	120,642	8,699,495
Proto Labs, Inc. *	80,148	6,416,649
Quanex Building Products Corp.	311,479	5,986,626
RBC Bearings, Inc. *	18,956	9,369,193
Simpson Manufacturing Co., Inc.	91,397	16,690,006
SiteOne Landscape Supply, Inc. *	138,414	13,637,931
SPX Technologies, Inc. *	38,373	7,549,888
StandardAero, Inc. *	182,392	4,466,780
Standex International Corp.	24,111	6,983,992
Sterling Infrastructure, Inc. *	16,353	7,687,055
Tennant Co.	72,039	5,013,914
Terex Corp.	448,720	28,498,207
Titan International, Inc. *	405,479	2,915,394
Titan Machinery, Inc. *	189,349	3,894,909
Trex Co., Inc. *	321,282	14,644,034
Trinity Industries, Inc.	365,867	10,544,287
Tutor Perini Corp.	131,643	11,653,038
V2X, Inc. *	105,752	8,159,824
Valmont Industries, Inc.	47,886	22,490,139
Vertiv Holdings Co., Class A	45,161	11,684,054
SECURITY	NUMBER OF SHARES	VALUE ($)
VSE Corp.	21,826	4,554,650
Wabash National Corp.	619,421	8,355,989
Watts Water Technologies, Inc., Class A	45,720	16,722,090
Woodward, Inc.	67,128	22,811,437
Worthington Enterprises, Inc.	88,245	5,068,793
Zurn Elkay Water Solutions Corp., Class C	194,437	9,294,089
		1,021,856,270

Commercial & Professional Services 5.1%
ACCO Brands Corp.	1,210,689	5,181,749
Alight, Inc., Class A	278,209	3,981,171
Amentum Holdings, Inc. *	410,711	8,210,113
Barrett Business Services, Inc.	75,002	2,580,069
Brady Corp., Class A	106,206	9,627,574
BrightView Holdings, Inc. *	341,504	3,794,109
Brink's Co.	127,010	13,835,199
Casella Waste Systems, Inc., Class A *	71,167	6,565,156
CBIZ, Inc. *	207,447	11,303,787
Cimpress PLC *	27,842	2,481,001
Civeo Corp. *	83,094	2,777,832
Clarivate PLC *	2,392,846	4,905,334
Clean Harbors, Inc. *	41,760	13,164,840
Conduent, Inc. *	2,830,714	4,868,828
CoreCivic, Inc. *	531,190	17,646,132
Deluxe Corp.	332,423	7,678,971
Ennis, Inc.	141,703	3,023,942
Enviri Corp. *	140,809	3,137,225
ExlService Holdings, Inc. *	353,968	13,479,101
Exponent, Inc.	93,906	6,668,265
FTI Consulting, Inc. *	118,651	17,865,281
GEO Group, Inc. *	741,759	23,595,354
Healthcare Services Group, Inc. *	400,314	8,802,905
HNI Corp.	337,536	16,346,868
Huron Consulting Group, Inc. *	40,860	6,533,105
ICF International, Inc.	92,407	8,233,464
Insperity, Inc.	276,873	14,771,175
Interface, Inc.	194,735	7,384,351
Kelly Services, Inc., Class A	774,828	13,327,042
Kforce, Inc.	165,824	9,548,146
Korn Ferry	208,323	17,822,033
MillerKnoll, Inc.	530,282	11,979,070
MSA Safety, Inc.	67,931	12,687,473
OPENLANE, Inc. *	327,286	11,651,382
Parsons Corp. *	169,905	8,264,179
Paycom Software, Inc.	78,042	18,659,842
Paylocity Holding Corp. *	22,433	3,594,215
Pitney Bowes, Inc.	474,856	8,134,283
Resources Connection, Inc.	472,971	1,981,748
Rollins, Inc.	291,370	10,509,716
Tetra Tech, Inc.	531,778	19,218,457
TIC Solutions, Inc. *	336,020	3,188,830
TriNet Group, Inc.	190,803	13,411,543
TrueBlue, Inc. *	752,721	7,896,043
TTEC Holdings, Inc. *	773,855	1,036,966
UL Solutions, Inc., Class A	62,094	4,627,245
UniFirst Corp.	66,273	18,331,112
Verra Mobility Corp. *	290,197	1,285,573
Vestis Corp. *	1,456,610	18,222,191
		463,819,990

Consumer Discretionary Distribution & Retail 4.2%
1-800-Flowers.com, Inc., Class A *	489,738	1,787,544
Abercrombie & Fitch Co., Class A *	230,649	33,001,259
America's Car-Mart, Inc. *	99,521	228,898
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Arko Corp.	488,982	2,229,758
Boot Barn Holdings, Inc. *	53,135	8,003,725
Buckle, Inc.	154,106	6,564,916
Caleres, Inc.	497,504	6,059,599
Camping World Holdings, Inc., Class A	577,704	3,731,968
Carvana Co. *	38,550	2,831,883
Chewy, Inc., Class A *	194,215	4,622,317
Coupang, Inc. *	323,525	5,195,811
Designer Brands, Inc., Class A	954,270	5,219,857
Dillard's, Inc., Class A	16,444	10,293,451
Etsy, Inc. *	315,714	25,677,020
Five Below, Inc. *	94,090	23,225,176
Floor & Decor Holdings, Inc., Class A *	282,894	14,221,081
GameStop Corp., Class A *	918,938	16,890,080
Genesco, Inc. *	170,993	5,723,136
Gold.com, Inc.	448,140	20,152,856
Haverty Furniture Cos., Inc.	113,318	3,090,182
MarineMax, Inc. *	229,906	11,996,495
Monro, Inc.	350,568	4,368,077
National Vision Holdings, Inc. *	371,033	6,337,244
Ollie's Bargain Outlet Holdings, Inc. *	133,245	10,049,338
OneWater Marine, Inc., Class A *	138,854	1,664,859
Petco Health & Wellness Co., Inc. *	1,117,443	2,972,398
RH *	112,858	16,832,771
Sally Beauty Holdings, Inc. *	790,082	12,941,543
Shoe Station Group, Inc.	197,202	2,701,667
Sonic Automotive, Inc., Class A	115,324	9,070,233
Stitch Fix, Inc., Class A *	830,284	2,632,000
Upbound Group, Inc.	490,695	8,979,718
Urban Outfitters, Inc. *	267,831	21,611,283
Valvoline, Inc. *	574,963	18,433,314
Victoria's Secret & Co. *	487,766	41,660,094
Wayfair, Inc., Class A *	92,967	9,228,834
Zumiez, Inc. *	171,570	3,071,103
		383,301,488

Consumer Durables & Apparel 3.3%
Acushnet Holdings Corp.	84,483	7,298,486
Beazer Homes USA, Inc. *	264,607	8,779,660
Callaway Golf Co. *	868,891	13,650,278
Cavco Industries, Inc. *	26,464	14,796,816
Century Communities, Inc.	210,247	14,202,185
Champion Homes, Inc. *	195,677	17,468,086
Columbia Sportswear Co.	244,855	14,054,677
Dream Finders Homes, Inc., Class A *	108,490	1,524,284
Ethan Allen Interiors, Inc.	168,025	3,973,791
G-III Apparel Group Ltd.	311,272	10,144,354
GoPro, Inc., Class A *	2,628,150	2,302,785
Green Brick Partners, Inc. *	93,944	6,784,636
Helen of Troy Ltd. *	480,948	14,476,535
Hooker Furnishings Corp.	154,143	2,019,273
Hovnanian Enterprises, Inc., Class A *	42,345	5,256,285
Installed Building Products, Inc.	44,620	10,835,075
Kontoor Brands, Inc.	183,034	13,802,594
La-Z-Boy, Inc.	251,180	7,947,335
Levi Strauss & Co., Class A	362,671	7,529,050
LGI Homes, Inc. *	204,644	11,447,785
Malibu Boats, Inc., Class A *	162,838	4,390,112
MasterCraft Boat Holdings, Inc. *	110,000	2,560,800
Movado Group, Inc.	128,790	4,344,087
Oxford Industries, Inc.	169,477	6,489,274
SharkNinja, Inc. *	108,166	20,820,873
Smith & Wesson Brands, Inc.	493,244	6,274,064
Sonos, Inc. *	487,781	7,609,384
Steven Madden Ltd.	436,370	18,842,457
Sturm Ruger & Co., Inc.	133,096	5,053,655
Under Armour, Inc., Class A *	3,057,266	15,408,621
SECURITY	NUMBER OF SHARES	VALUE ($)
Wolverine World Wide, Inc.	376,035	7,419,171
YETI Holdings, Inc. *	262,677	10,782,891
		298,289,359

Consumer Services 4.4%
Airbnb, Inc., Class A *	43,444	7,959,810
BJ's Restaurants, Inc. *	102,511	6,518,674
Bloomin' Brands, Inc. *	1,237,218	12,743,345
Boyd Gaming Corp.	108,807	8,442,335
Bright Horizons Family Solutions, Inc. *	115,537	8,570,535
Brightstar Lottery PLC	231,358	2,607,405
Brinker International, Inc. *	44,940	10,268,790
Cheesecake Factory, Inc.	104,986	11,494,917
Chegg, Inc. *	1,501,561	1,268,819
Choice Hotels International, Inc.	54,336	5,616,169
Churchill Downs, Inc.	137,472	12,026,051
Covista, Inc. *	110,745	14,654,886
Cracker Barrel Old Country Store, Inc.	357,164	19,729,739
Dave & Buster's Entertainment, Inc. *	440,287	3,949,374
Dine Brands Global, Inc.	173,533	5,740,472
DoorDash, Inc., Class A *	116,062	26,896,208
Frontdoor, Inc. *	141,113	11,411,808
Graham Holdings Co., Class B	10,510	11,864,634
Grand Canyon Education, Inc. *	94,474	13,994,434
H&R Block, Inc.	477,469	24,661,274
Hilton Grand Vacations, Inc. *	311,095	13,193,539
Hyatt Hotels Corp., Class A	49,623	8,285,552
Jack in the Box, Inc. *	394,251	6,509,084
Laureate Education, Inc. *	512,172	19,221,815
Life Time Group Holdings, Inc. *	92,612	3,891,556
Matthews International Corp., Class A	166,215	3,452,285
Papa John's International, Inc. (a)	154,979	3,638,907
Perdoceo Education Corp.	201,990	6,714,148
Planet Fitness, Inc., Class A *	107,375	5,540,550
Red Rock Resorts, Inc., Class A	145,552	8,174,200
Six Flags Entertainment Corp. *	463,334	6,973,177
Strategic Education, Inc.	100,892	8,357,893
Stride, Inc. *	106,226	9,208,732
Travel & Leisure Co.	293,108	20,154,106
United Parks & Resorts, Inc. *	195,888	7,837,479
Wendy's Co.	1,578,707	13,103,268
Wingstop, Inc.	24,632	2,696,711
WW International, Inc. *	63,826	1,065,256
Wyndham Hotels & Resorts, Inc.	247,007	18,194,536
Wynn Resorts Ltd.	106,853	9,753,542
		396,386,015

Consumer Staples Distribution & Retail 0.8%
Chefs' Warehouse, Inc. *	71,482	8,039,580
Grocery Outlet Holding Corp. *	898,469	10,736,705
Ingles Markets, Inc., Class A	161,395	13,202,111
Maplebear, Inc. *	214,438	10,833,408
PriceSmart, Inc.	106,389	18,087,194
Village Super Market, Inc., Class A	65,079	2,816,619
Weis Markets, Inc.	120,402	8,554,562
		72,270,179

Energy 5.9%
Antero Midstream Corp.	629,973	14,123,995
Archrock, Inc.	372,257	11,733,541
Ardmore Shipping Corp.	135,543	2,357,093
Bristow Group, Inc.	88,736	4,027,727
Cactus, Inc., Class A	135,636	9,537,924
Comstock Resources, Inc. *	314,910	4,544,151
Core Laboratories, Inc.	115,229	1,432,297
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Core Natural Resources, Inc.	226,369	23,157,549
Crescent Energy Co., Class A	2,187,921	29,952,639
CVR Energy, Inc.	299,235	12,525,977
Delek U.S. Holdings, Inc.	481,629	35,804,300
DHT Holdings, Inc.	288,879	5,662,028
Diversified Energy Co.	173,442	2,582,551
Dorian LPG Ltd.	216,071	10,812,193
DT Midstream, Inc.	130,171	17,055,004
Expro Ltd. *	409,259	7,415,773
Golar LNG Ltd.	62,380	3,211,946
Green Plains, Inc. *	764,158	11,042,083
Gulfport Energy Corp. *	78,547	14,095,259
Helix Energy Solutions Group, Inc. *	796,389	8,202,807
International Seaways, Inc.	186,649	18,411,057
Kodiak Gas Services, Inc.	141,306	8,304,554
Kosmos Energy Ltd. *	6,974,884	19,948,168
Liberty Energy, Inc.	667,213	13,150,768
Magnolia Oil & Gas Corp., Class A	717,949	19,276,931
Nabors Industries Ltd. *	202,218	18,935,694
New Fortress Energy, Inc. *	4,110,809	1,192,135
Noble Corp. PLC	370,647	16,986,752
Northern Oil & Gas, Inc.	652,236	16,964,658
Oceaneering International, Inc. *	270,990	14,026,442
Oil States International, Inc. *	511,604	4,512,347
Par Pacific Holdings, Inc. *	398,532	31,850,678
Permian Resources Corp., Class A	471,742	10,986,871
ProPetro Holding Corp. *	980,922	11,143,274
REX American Resources Corp. *	95,430	3,920,264
RPC, Inc.	833,967	5,445,805
Scorpio Tankers, Inc.	137,008	10,804,451
Select Water Solutions, Inc.	487,968	9,515,376
Summit Midstream Corp. *	78,057	2,718,725
Talos Energy, Inc. *	883,642	15,251,661
Teekay Corp. Ltd.	114,269	1,503,780
Texas Pacific Land Corp.	27,860	10,429,112
Tidewater, Inc. *	73,173	6,813,870
VAALCO Energy, Inc.	284,197	1,688,130
Valaris Ltd. *	104,363	9,013,832
W&T Offshore, Inc.	1,281,778	4,755,396
Weatherford International PLC	235,734	23,047,713
		539,875,281

Equity Real Estate Investment Trusts (REITs) 7.9%
Acadia Realty Trust	211,163	4,322,507
Agree Realty Corp.	108,564	7,843,749
American Assets Trust, Inc.	195,203	4,384,259
American Healthcare REIT, Inc.	140,262	7,743,865
American Homes 4 Rent, Class A	609,753	20,304,775
Americold Realty Trust, Inc.	1,640,989	24,532,785
Apple Hospitality REIT, Inc.	961,059	15,328,891
Brandywine Realty Trust	1,727,907	5,218,279
Brixmor Property Group, Inc.	743,410	21,477,115
Broadstone Net Lease, Inc.	443,749	9,256,604
CareTrust REIT, Inc.	114,422	4,456,737
Centerspace	51,040	2,679,090
COPT Defense Properties	334,881	12,055,716
Cousins Properties, Inc.	599,139	17,369,040
CubeSmart	450,862	17,908,239
DiamondRock Hospitality Co.	615,574	7,577,716
Diversified Healthcare Trust	1,333,248	10,092,687
Douglas Emmett, Inc.	972,519	11,242,320
Easterly Government Properties, Inc.	186,959	4,586,104
EastGroup Properties, Inc.	54,494	10,871,553
Empire State Realty Trust, Inc., Class A	756,236	3,425,749
EPR Properties	205,454	12,062,204
Equity LifeStyle Properties, Inc.	270,650	17,172,742
Essential Properties Realty Trust, Inc.	188,796	5,663,880
SECURITY	NUMBER OF SHARES	VALUE ($)
Federal Realty Investment Trust	199,001	23,090,086
First Industrial Realty Trust, Inc.	206,103	12,753,654
Four Corners Property Trust, Inc.	170,709	4,247,240
Global Net Lease, Inc.	727,896	6,682,085
Healthcare Realty Trust, Inc.	1,147,791	21,853,941
Highwoods Properties, Inc.	466,425	14,272,605
Hudson Pacific Properties, Inc. *	577,806	7,263,021
Independence Realty Trust, Inc.	463,881	7,505,595
Innovative Industrial Properties, Inc.	96,487	5,492,040
InvenTrust Properties Corp.	158,287	5,114,253
JBG SMITH Properties	375,414	4,523,739
Kilroy Realty Corp.	545,729	19,809,963
Kite Realty Group Trust	447,045	11,533,761
Lineage, Inc.	222,783	8,744,233
LTC Properties, Inc.	105,472	4,252,631
LXP Industrial Trust	196,075	11,903,713
Macerich Co.	681,531	16,097,762
Medical Properties Trust, Inc.	3,303,227	13,113,811
National Health Investors, Inc.	78,969	5,615,486
NNN REIT, Inc.	358,880	16,221,376
Omega Healthcare Investors, Inc.	413,053	18,884,783
Outfront Media, Inc.	449,584	13,208,778
Park Hotels & Resorts, Inc.	1,619,905	24,784,546
Pebblebrook Hotel Trust	662,559	12,005,569
Phillips Edison & Co., Inc.	233,520	9,025,548
Piedmont Realty Trust, Inc., Class A *	786,296	7,524,853
Rayonier, Inc.	975,676	20,001,358
Rexford Industrial Realty, Inc.	333,176	12,340,839
RLJ Lodging Trust	1,063,818	11,744,551
Ryman Hospitality Properties, Inc.	98,672	12,507,663
Sabra Health Care REIT, Inc.	603,205	12,299,350
Service Properties Trust (b)	751,500	5,861,700
SITE Centers Corp.	186,446	550,016
SL Green Realty Corp.	358,823	20,086,911
STAG Industrial, Inc.	356,143	13,266,327
Summit Hotel Properties, Inc.	463,318	2,710,410
Sunstone Hotel Investors, Inc.	782,449	8,739,955
Tanger, Inc.	190,968	7,201,403
Terreno Realty Corp.	104,341	6,908,418
Urban Edge Properties	359,855	7,614,532
Vornado Realty Trust	322,701	12,062,563
Xenia Hotels & Resorts, Inc.	364,900	6,841,875
		723,839,549

Financial Services 6.9%
Acadian Asset Management, Inc.	100,742	9,489,896
Adamas Trust, Inc.	479,941	4,674,625
Apollo Commercial Real Estate Finance, Inc.	636,278	4,396,681
Arbor Realty Trust, Inc. (a)	1,288,540	6,455,585
ARES Management Corp., Class A	47,082	6,740,730
Artisan Partners Asset Management, Inc., Class A	249,921	10,639,137
BGC Group, Inc., Class A	622,727	7,478,951
Blackstone Mortgage Trust, Inc., Class A	680,966	9,465,427
Blue Owl Capital, Inc.	205,606	2,516,617
BRC Group Holdings, Inc. *(a)	506,316	3,503,707
BrightSpire Capital, Inc.	594,250	2,822,688
Chimera Investment Corp.	544,635	6,241,517
Claros Mortgage Trust, Inc. *	975,556	1,551,134
Cohen & Steers, Inc.	69,769	5,628,265
Coinbase Global, Inc., Class A *	81,805	15,389,157
Credit Acceptance Corp. *	27,100	16,252,954
DigitalBridge Group, Inc.	696,889	11,087,504
Donnelley Financial Solutions, Inc. *	109,437	5,285,807
Enact Holdings, Inc.	93,545	4,508,869
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Encore Capital Group, Inc. *	150,054	14,556,739
Enova International, Inc. *	86,827	19,685,417
Essent Group Ltd.	241,679	16,327,833
Euronet Worldwide, Inc. *	229,721	15,967,907
EVERTEC, Inc.	87,742	2,599,795
EZCORP, Inc., Class A *	207,987	6,722,140
FactSet Research Systems, Inc.	89,862	28,176,230
Federal Agricultural Mortgage Corp., Class C	26,630	5,855,937
Federated Hermes, Inc.	289,774	18,444,115
FirstCash Holdings, Inc.	78,170	16,765,120
Franklin BSP Realty Trust, Inc.	349,462	2,924,997
Green Dot Corp., Class A *	328,795	4,369,686
Hamilton Lane, Inc., Class A	41,542	4,520,600
Happen, Inc. *	276,217	4,855,895
Houlihan Lokey, Inc.	94,681	12,620,031
Interactive Brokers Group, Inc., Class A	134,394	13,075,192
KKR Real Estate Finance Trust, Inc.	438,347	3,340,204
Ladder Capital Corp.	373,315	3,658,487
loanDepot, Inc., Class A *	1,363,485	1,287,675
MarketAxess Holdings, Inc.	74,064	12,045,028
MFA Financial, Inc.	540,391	4,766,249
Moelis & Co., Class A	249,275	16,968,149
Morningstar, Inc.	45,554	9,973,593
Navient Corp.	913,536	8,687,727
NCR Atleos Corp. *	324,132	14,884,141
Nelnet, Inc., Class A	38,695	4,847,323
NMI Holdings, Inc., Class A *	160,749	7,129,218
Oppenheimer Holdings, Inc., Class A	39,725	4,718,933
Paysafe Ltd. *	331,439	2,134,467
PennyMac Financial Services, Inc.	177,899	13,006,196
PennyMac Mortgage Investment Trust	498,769	4,648,527
Piper Sandler Cos.	141,799	10,643,433
PJT Partners, Inc., Class A	29,469	5,315,913
PRA Group, Inc. *	232,602	4,377,570
Radian Group, Inc.	486,904	17,460,377
Ready Capital Corp.	1,382,297	2,446,666
Redwood Trust, Inc.	637,598	2,945,703
Regional Management Corp.	60,319	1,935,637
Rocket Cos., Inc., Class A *	668,742	8,967,830
Shift4 Payments, Inc., Class A *	86,500	3,657,220
SoFi Technologies, Inc. *	162,494	2,905,393
Stifel Financial Corp.	282,749	22,840,464
Toast, Inc., Class A *	295,014	10,057,027
TPG RE Finance Trust, Inc.	337,101	2,605,791
TPG, Inc.	191,624	10,370,691
Tradeweb Markets, Inc., Class A	85,050	9,159,885
Victory Capital Holdings, Inc., Class A	121,420	14,328,774
Virtu Financial, Inc., Class A	353,082	23,176,303
Virtus Investment Partners, Inc.	33,457	5,537,134
Walker & Dunlop, Inc.	123,510	5,005,860
WEX, Inc. *	128,275	24,446,650
WisdomTree, Inc.	135,596	3,262,440
World Acceptance Corp. *	27,743	5,099,441
		630,239,004

Food, Beverage & Tobacco 1.5%
B&G Foods, Inc.	1,452,101	5,038,791
Boston Beer Co., Inc., Class A *	49,635	8,825,599
Cal-Maine Foods, Inc.	236,917	18,697,490
Coca-Cola Consolidated, Inc.	46,686	9,130,381
Del Monte Corp.	269,842	8,548,595
Dole PLC	157,255	2,177,982
Hain Celestial Group, Inc. *	2,128,932	1,586,906
J&J Snack Foods Corp.	79,258	6,988,970
John B Sanfilippo & Son, Inc.	52,226	3,848,534
SECURITY	NUMBER OF SHARES	VALUE ($)
Marzetti Co.	68,976	7,770,146
MGP Ingredients, Inc.	106,667	1,771,739
Nomad Foods Ltd.	872,176	10,152,129
Pilgrim's Pride Corp. *	268,664	8,430,676
Primo Brands Corp.	308,120	7,031,298
Seaboard Corp.	3,004	11,746,391
Seneca Foods Corp., Class A *	37,164	7,369,250
Simply Good Foods Co. *	463,341	5,305,254
Smithfield Foods, Inc.	184,578	4,044,104
Universal Corp.	151,516	6,893,978
		135,358,213

Health Care Equipment & Services 4.8%
Acadia Healthcare Co., Inc. *	941,983	25,961,052
Accendra Health, Inc. *	1,728,076	2,090,972
AdaptHealth Corp. *	680,560	3,804,330
Addus HomeCare Corp. *	53,332	6,115,581
agilon health, Inc. *	193,196	16,979,997
Astrana Health, Inc. *	190,738	7,269,025
BrightSpring Health Services, Inc. *	203,958	11,911,147
Brookdale Senior Living, Inc. *	619,373	7,302,408
Chemed Corp.	49,383	25,615,456
Claritev Corp. *	79,101	3,150,593
Clover Health Investments Corp. *	1,637,034	6,793,691
Concentra Group Holdings Parent, Inc.	576,054	19,436,062
CONMED Corp.	157,500	7,851,375
Dexcom, Inc. *	287,955	26,221,182
Embecta Corp.	418,293	2,150,026
Enovis Corp. *	393,253	9,670,091
Ensign Group, Inc.	75,086	12,934,314
Envista Holdings Corp. *	756,253	20,524,706
Evolent Health, Inc., Class A *	914,481	4,115,165
Fulgent Genetics, Inc. *	147,721	2,861,356
Globus Medical, Inc., Class A *	142,199	11,570,733
Haemonetics Corp. *	151,649	15,630,462
HealthEquity, Inc. *	86,337	8,334,974
ICU Medical, Inc. *	75,957	13,136,763
Insulet Corp. *	27,934	4,152,668
Integer Holdings Corp. *	102,220	12,803,055
Integra LifeSciences Holdings Corp. *	579,559	9,806,138
Lantheus Holdings, Inc. *	95,894	9,681,458
LivaNova PLC *	94,854	7,570,298
Merit Medical Systems, Inc. *	97,002	8,794,201
National HealthCare Corp.	41,143	8,908,694
Neogen Corp. *	713,419	8,247,124
OmniAb, Inc., Class A *(c)	9,356	0
OmniAb, Inc., Class B *(c)	9,356	0
Omnicell, Inc. *	163,765	5,757,977
Option Care Health, Inc. *	567,577	13,309,681
Pediatrix Medical Group, Inc. *	391,501	10,269,071
Penumbra, Inc. *	17,654	5,704,007
Privia Health Group, Inc. *	196,969	4,035,895
Progyny, Inc. *	160,916	4,117,840
RadNet, Inc. *	74,694	5,663,299
Surgery Partners, Inc. *	413,914	5,749,266
Teladoc Health, Inc. *	1,096,805	6,953,744
Varex Imaging Corp. *	238,477	4,409,440
Veeva Systems, Inc., Class A *	89,139	25,466,121
Waystar Holding Corp. *	166,122	4,349,074
		437,180,512

Household & Personal Products 1.1%
BellRing Brands, Inc. *	257,514	2,773,426
Central Garden & Pet Co. *	36,698	1,577,280
Central Garden & Pet Co., Class A *	229,603	8,543,527
Coty, Inc., Class A *	2,804,635	7,993,210
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Edgewell Personal Care Co.	419,938	12,060,619
elf Beauty, Inc. *	58,903	6,423,372
Energizer Holdings, Inc.	456,399	9,940,370
Herbalife Ltd. *	859,984	9,451,224
Interparfums, Inc.	46,514	5,462,139
Medifast, Inc. *	262,784	3,190,198
Nu Skin Enterprises, Inc., Class A	835,146	3,916,835
Reynolds Consumer Products, Inc.	281,585	6,518,693
Spectrum Brands Holdings, Inc.	156,454	13,503,545
USANA Health Sciences, Inc. *	144,642	2,062,595
WD-40 Co.	21,569	4,619,001
		98,036,034

Insurance 1.9%
AMERISAFE, Inc.	85,594	2,228,868
Assured Guaranty Ltd.	64,127	4,790,287
Axis Capital Holdings Ltd.	111,548	11,018,711
Brighthouse Financial, Inc. *	187,029	9,916,278
CNA Financial Corp.	98,822	4,799,785
Employers Holdings, Inc.	128,359	6,301,143
Erie Indemnity Co., Class A	48,882	12,492,284
F&G Annuities & Life, Inc.	98,714	2,349,393
Hanover Insurance Group, Inc.	101,189	22,879,845
Horace Mann Educators Corp.	102,675	5,225,131
Kemper Corp.	332,661	9,374,387
Kinsale Capital Group, Inc.	16,185	6,051,571
Mercury General Corp.	73,388	7,482,640
Oscar Health, Inc., Class A *	175,727	5,264,781
Pelagos Insurance Capital Ltd.	86,553	2,112,759
RLI Corp.	223,730	14,200,143
Ryan Specialty Holdings, Inc.	65,431	2,759,880
Safety Insurance Group, Inc.	50,380	5,226,421
Selective Insurance Group, Inc.	180,180	16,448,632
SiriusPoint Ltd. *	116,736	2,823,844
Stewart Information Services Corp.	136,764	9,388,849
White Mountains Insurance Group Ltd.	6,654	13,986,774
		177,122,406

Materials 5.1%
AdvanSix, Inc.	286,194	4,810,921
Alto Ingredients, Inc. *	258,965	1,025,501
Ardagh Metal Packaging SA	625,297	3,176,509
Avient Corp.	412,867	18,190,920
Balchem Corp.	47,435	8,343,342
Cabot Corp.	212,976	17,615,245
Clearwater Paper Corp. *	224,012	4,702,012
Coeur Mining, Inc.	325,739	6,768,856
Compass Minerals International, Inc. *	259,477	6,450,598
Ecovyst, Inc. *	775,109	7,882,859
Element Solutions, Inc.	567,449	20,167,137
Ferroglobe PLC	749,047	3,078,583
Greif, Inc., Class A	164,530	13,614,858
Hawkins, Inc.	34,014	4,090,864
HB Fuller Co.	220,362	12,108,892
Hecla Mining Co.	502,261	9,979,926
Ingevity Corp. *	160,928	11,150,701
Innospec, Inc.	102,818	9,650,497
Kaiser Aluminum Corp.	80,089	12,716,531
Knife River Corp. *	172,142	10,793,303
Koppers Holdings, Inc.	131,935	6,051,858
LSB Industries, Inc. *	324,924	3,466,939
Magnera Corp. *	256,653	3,223,562
Materion Corp.	55,723	13,155,086
Mativ Holdings, Inc.	413,713	4,919,048
Metallus, Inc. *	258,988	5,055,446
Minerals Technologies, Inc.	133,713	9,482,926
SECURITY	NUMBER OF SHARES	VALUE ($)
MP Materials Corp. *	36,398	1,992,791
Myers Industries, Inc.	166,786	5,352,163
NewMarket Corp.	24,913	22,364,400
Orion SA	628,141	3,919,600
Quaker Chemical Corp.	56,849	9,425,564
Rayonier Advanced Materials, Inc. *	740,823	6,363,670
Royal Gold, Inc.	49,041	12,822,750
Ryerson Holding Corp.	624,724	15,655,583
Scotts Miracle-Gro Co.	193,191	11,552,822
Sensient Technologies Corp.	102,074	13,773,866
Silgan Holdings, Inc.	411,475	17,092,672
Southern Copper Corp.	131,590	27,485,203
Stepan Co.	152,843	9,569,500
SunCoke Energy, Inc.	812,549	8,393,631
Sylvamo Corp.	210,226	7,551,318
Tredegar Corp. *	218,815	1,682,687
TriMas Corp.	149,418	5,794,430
Trinseo PLC *(b)(c)	1,658,718	6,685
Tronox Holdings PLC	3,088,152	16,336,324
Warrior Met Coal, Inc.	223,859	24,230,498
Worthington Steel, Inc.	234,186	8,067,708
		461,106,785

Media & Entertainment 3.3%
Advantage Solutions, Inc. *	50,926	1,679,030
AMC Global Media, Inc., Class A *	781,580	9,840,092
Angi, Inc. *	189,768	882,421
AppLovin Corp., Class A *	33,849	10,562,919
Cable One, Inc. *	81,705	2,237,083
Cargurus, Inc. *	238,140	8,492,072
Cars.com, Inc. *	368,276	4,308,829
Cinemark Holdings, Inc.	191,210	6,808,988
Clear Channel Outdoor Holdings, Inc. *	1,933,274	4,581,859
EchoStar Corp., Class A *	229,923	19,874,544
EW Scripps Co., Class A *	1,498,626	4,960,452
Gray Media, Inc.	1,843,055	8,994,109
iHeartMedia, Inc., Class A *	1,930,268	5,250,329
John Wiley & Sons, Inc., Class A	230,734	12,088,154
Liberty Media Corp.-Liberty Formula One, Class C *	186,949	18,685,553
Live Nation Entertainment, Inc. *	44,335	7,975,423
Match Group, Inc.	581,901	23,654,276
New York Times Co., Class A	252,220	16,966,840
NIQ Global Intelligence PLC *	177,986	3,392,413
People, Inc. *	304,139	11,642,441
Pinterest, Inc., Class A *	879,170	19,086,781
Roku, Inc. *	96,274	15,108,279
Scholastic Corp.	225,633	8,664,307
Shutterstock, Inc.	137,693	762,819
Sinclair, Inc.	724,767	10,219,215
Snap, Inc., Class A *	1,240,249	6,883,382
TKO Group Holdings, Inc.	29,525	5,391,560
Trade Desk, Inc., Class A *	303,231	4,160,329
TripAdvisor, Inc. *	546,470	5,202,394
USA TODAY Co., Inc. *	1,083,090	6,812,636
Warner Music Group Corp., Class A	199,804	5,636,471
Yelp, Inc. *	422,955	9,453,044
Ziff Davis, Inc. *	317,311	17,499,702
ZoomInfo Technologies, Inc. *	995,302	4,220,081
		301,978,827

Pharmaceuticals, Biotechnology & Life Sciences 3.2%
Alkermes PLC *	164,759	7,742,025
Amneal Pharmaceuticals, Inc. *	330,734	5,777,923
Azenta, Inc. *	153,308	5,005,506
BioMarin Pharmaceutical, Inc. *	301,972	19,697,633
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Bio-Rad Laboratories, Inc., Class A *	66,522	25,685,475
Bio-Techne Corp.	225,242	16,287,249
Bruker Corp.	321,660	18,659,497
Collegium Pharmaceutical, Inc. *	101,666	2,502,000
Corcept Therapeutics, Inc. *	111,846	12,677,744
Emergent BioSolutions, Inc. *	546,037	3,330,826
Exelixis, Inc. *	402,598	21,997,955
Fortrea Holdings, Inc. *	1,192,305	21,902,643
Halozyme Therapeutics, Inc. *	139,944	14,902,636
Incyte Corp. *	101,473	12,503,503
Innoviva, Inc. *	251,642	5,226,604
Ironwood Pharmaceuticals, Inc. *	1,621,359	6,890,776
Medpace Holdings, Inc. *	14,921	8,862,925
Myriad Genetics, Inc. *	446,324	1,437,163
Neurocrine Biosciences, Inc. *	99,187	15,277,774
Pacira BioSciences, Inc. *	190,514	4,934,313
Prestige Consumer Healthcare, Inc. *	165,331	8,560,839
Repligen Corp. *	41,472	7,505,603
Royalty Pharma PLC, Class A	471,346	28,945,358
Sotera Health Co. *	327,944	6,198,142
Supernus Pharmaceuticals, Inc. *	105,083	4,645,719
		287,157,831

Real Estate Management & Development 0.9%
AGNT, Inc.	687,474	2,832,393
Compass, Inc., Class A *	3,668,704	38,741,514
CoStar Group, Inc. *	395,620	12,687,534
Marcus & Millichap, Inc.	123,105	3,897,504
Newmark Group, Inc., Class A	410,650	6,254,200
Opendoor Technologies, Inc. *	2,558,726	8,187,923
Zillow Group, Inc., Class C *	351,620	12,292,635
		84,893,703

Semiconductors & Semiconductor Equipment 3.6%
Allegro MicroSystems, Inc. *	138,109	5,006,451
Alpha & Omega Semiconductor Ltd. *	133,886	3,301,629
Amkor Technology, Inc.	521,415	24,662,930
Axcelis Technologies, Inc. *	75,563	8,714,681
Cirrus Logic, Inc. *	140,792	15,418,132
Cohu, Inc. *	197,942	9,125,126
Diodes, Inc. *	211,977	19,247,512
Enphase Energy, Inc. *	400,610	14,590,216
Entegris, Inc.	197,205	26,679,865
FormFactor, Inc. *	108,625	10,928,761
GLOBALFOUNDRIES, Inc.	252,724	11,294,236
Ichor Holdings Ltd. *	186,999	10,017,536
Lattice Semiconductor Corp. *	84,451	9,740,578
MACOM Technology Solutions Holdings, Inc. *	22,193	5,855,179
MaxLinear, Inc. *	208,284	12,478,295
MKS, Inc.	114,514	29,343,067
Monolithic Power Systems, Inc.	7,926	10,048,345
Onto Innovation, Inc. *	50,572	13,513,344
Penguin Solutions, Inc. *	180,250	8,846,670
Photronics, Inc. *	247,886	6,975,512
Power Integrations, Inc.	183,870	9,447,241
Rambus, Inc. *	63,593	5,512,877
Semtech Corp. *	26,773	3,559,738
Silicon Laboratories, Inc. *	84,403	18,488,477
Synaptics, Inc. *	110,556	10,692,976
Ultra Clean Holdings, Inc. *	225,322	15,283,591
Universal Display Corp.	74,313	6,180,612
Veeco Instruments, Inc. *	53,364	2,364,025
		327,317,602

SECURITY	NUMBER OF SHARES	VALUE ($)
Software & Services 4.5%
ACI Worldwide, Inc. *	249,026	13,268,105
Alarm.com Holdings, Inc. *	91,534	5,268,697
Blackbaud, Inc. *	134,838	6,480,314
BlackLine, Inc. *	111,749	3,712,302
Box, Inc., Class A *	122,213	4,372,781
CCC Intelligent Solutions Holdings, Inc. *	1,076,226	8,028,646
Commvault Systems, Inc. *	74,017	10,178,818
Consensus Cloud Solutions, Inc. *	97,593	3,732,932
CoreWeave, Inc., Class A *	19,126	1,623,606
Crowdstrike Holdings, Inc., Class A *	58,297	13,466,607
Datadog, Inc., Class A *	29,430	6,976,087
DigitalOcean Holdings, Inc. *	71,818	7,949,535
Docusign, Inc. *	145,389	9,634,929
Dolby Laboratories, Inc., Class A	213,787	13,160,728
Dropbox, Inc., Class A *	664,139	23,371,051
Dynatrace, Inc. *	174,132	9,505,866
Fair Isaac Corp. *	14,677	16,837,601
Globant SA *	232,385	9,460,393
Guidewire Software, Inc. *	48,633	9,957,607
HubSpot, Inc. *	20,033	5,235,825
InterDigital, Inc.	25,435	8,521,488
LiveRamp Holdings, Inc. *	228,023	8,601,028
Manhattan Associates, Inc. *	59,123	13,195,662
MongoDB, Inc. *	9,172	4,158,310
NCR Voyix Corp. *	830,653	6,960,872
Okta, Inc. *	87,509	15,142,557
Palantir Technologies, Inc., Class A *	57,911	10,793,452
Progress Software Corp. *	164,793	7,624,972
PTC, Inc. *	88,027	13,709,325
Qualys, Inc. *	69,349	12,908,623
Snowflake, Inc., Class A *	32,657	10,823,510
SPS Commerce, Inc. *	59,442	5,076,347
Teradata Corp. *	453,982	13,165,478
Thryv Holdings, Inc. *	531,510	1,015,184
Twilio, Inc., Class A *	130,436	30,734,635
Tyler Technologies, Inc. *	34,368	12,792,457
Unisys Corp. *	732,300	1,977,210
Unity Software, Inc. *	424,056	17,852,758
VeriSign, Inc.	78,696	22,686,483
Workday, Inc., Class A *	33,474	6,609,441
		406,572,222

Technology Hardware & Equipment 4.7%
Advanced Energy Industries, Inc.	43,917	12,158,861
Badger Meter, Inc.	37,912	5,135,939
Belden, Inc.	108,845	12,458,399
Benchmark Electronics, Inc.	183,233	12,877,615
Calix, Inc. *	103,279	3,936,996
Cognex Corp.	295,664	18,023,677
Coherent Corp. *	103,504	28,756,516
Crane NXT Co.	134,027	6,553,920
CTS Corp.	90,584	5,115,279
Diebold Nixdorf, Inc. *	55,375	3,756,640
ePlus, Inc.	87,974	7,739,073
Everpure, Inc., Class A *	125,882	11,700,732
Ingram Micro Holding Corp.	283,805	7,994,787
IPG Photonics Corp. *	113,793	8,657,371
Itron, Inc. *	112,020	10,867,060
Kimball Electronics, Inc. *	135,472	3,199,849
Knowles Corp. *	265,912	9,088,872
Littelfuse, Inc.	57,150	23,556,087
Lumentum Holdings, Inc. *	54,436	49,795,875
Methode Electronics, Inc.	531,732	9,693,474
Mirion Technologies, Inc. *	114,813	1,730,232
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
NETGEAR, Inc. *	195,790	4,142,916
NetScout Systems, Inc. *	265,977	10,327,887
Novanta, Inc. *	42,069	6,151,329
OSI Systems, Inc. *	30,597	6,361,422
PC Connection, Inc.	68,201	5,447,214
Plexus Corp. *	86,044	20,604,957
Ralliant Corp.	253,187	15,629,234
Rogers Corp. *	73,398	9,216,587
ScanSource, Inc. *	163,583	9,338,953
Super Micro Computer, Inc. *	203,972	7,604,076
TTM Technologies, Inc. *	158,859	18,891,512
Viasat, Inc. *	403,193	27,122,793
Viavi Solutions, Inc. *	428,643	15,555,455
Vistance Networks, Inc. *	1,070,488	6,754,779
Vontier Corp.	428,332	13,796,574
		429,742,942

Telecommunication Services 0.6%
Array Digital Infrastructure, Inc.	76,235	2,794,775
Cogent Communications Holdings, Inc.	302,158	2,882,587
IDT Corp., Class B	60,072	4,098,112
IHS Holding Ltd. *	675,359	5,679,769
Iridium Communications, Inc.	425,335	19,982,238
Liberty Capital Corp., Class C *	106,193	2,764,204
Shenandoah Telecommunications Co.	219,228	2,711,851
Uniti Group, Inc. *	1,354,110	13,432,771
		54,346,307

Transportation 2.9%
Allegiant Travel Co. *	141,302	10,746,017
American Airlines Group, Inc. *	1,206,521	16,203,577
ArcBest Corp.	189,289	26,116,203
Costamare, Inc.	100,718	1,538,971
Covenant Logistics Group, Inc., Class A	106,079	3,749,893
Forward Air Corp. *	203,973	3,467,541
Genco Shipping & Trading Ltd.	228,360	5,989,883
Global Ship Lease, Inc., Class A	142,880	6,365,304
Heartland Express, Inc.	320,751	3,964,482
JetBlue Airways Corp. *	2,089,414	9,611,304
Kirby Corp. *	155,997	22,129,734
Marten Transport Ltd.	461,649	6,656,979
RXO, Inc. *	825,434	17,540,473
Saia, Inc. *	61,733	21,923,240
Schneider National, Inc., Class B	364,739	12,587,143
SkyWest, Inc. *	135,628	12,838,547
Southwest Airlines Co.	387,593	14,933,958
United Airlines Holdings, Inc. *	193,212	20,864,964
Werner Enterprises, Inc.	591,026	23,156,399
XPO, Inc. *	121,095	23,491,219
		263,875,831

Utilities 2.6%
American States Water Co.	78,599	7,018,105
Avista Corp.	284,675	10,578,523
Black Hills Corp.	291,212	20,874,076
SECURITY	NUMBER OF SHARES	VALUE ($)
California Water Service Group	144,730	7,232,158
Chesapeake Utilities Corp.	44,121	5,891,918
Clearway Energy, Inc., Class C	278,019	8,827,103
H2O America	106,241	6,732,492
Hawaiian Electric Industries, Inc. *	1,154,053	12,948,475
IDACORP, Inc.	120,060	16,347,370
MDU Resources Group, Inc.	602,473	12,001,262
MGE Energy, Inc.	65,873	5,117,673
New Jersey Resources Corp.	249,454	13,305,876
Northwest Natural Holding Co.	132,260	6,489,998
Northwestern Energy Group, Inc.	213,853	14,790,074
ONE Gas, Inc.	187,959	14,899,510
Ormat Technologies, Inc.	82,241	8,388,582
Otter Tail Corp.	106,845	9,666,267
Southwest Gas Holdings, Inc.	114,307	10,096,737
Spire, Inc.	167,018	13,668,753
Talen Energy Corp. *	46,140	13,646,367
TXNM Energy, Inc.	296,525	17,082,805
Unitil Corp.	55,781	2,986,515
		238,590,639
Total Common Stocks (Cost $7,443,986,463)		9,097,351,166

SHORT-TERM INVESTMENTS 0.1% OF NET ASSETS

Money Market Funds 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	7,444,525	7,444,525
Total Short-Term Investments (Cost $7,444,525)		7,444,525
Total Investments in Securities (Cost $7,451,430,988)		9,104,795,691

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED DEPRECIATION ($)
FUTURES CONTRACTS
Long
Russell 2000 Index, e-mini, expires 09/18/26	71	10,503,385	(279,109)

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $7,150,322.

REIT —	Real Estate Investment Trust
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

Below is a summary of the fund’s transactions with affiliated issuers and companies which are or were affiliates during the period ended August 31, 2026. An affiliated company is a company in which the investment adviser has or had an ownership of at least 5% of the voting securities of a security issue during the report period. A dash in the Value at February 28, 2026, and/or Value and Balance of Shares Held at August 31, 2026, columns means either the issuer was not held or not held as an affiliate on the stated date.
SECURITY	VALUE AT 2/28/26	PURCHASES	SALES	NET REALIZED GAINS (LOSSES)	NET CHANGE IN UNREALIZED APPRECIATION (DEPRECIATION)	VALUE AT 8/31/26	BALANCE OF SHARES HELD AT 8/31/26	DIVIDENDS RECEIVED
COMMON STOCKS 0.1% OF NET ASSETS

Capital Goods 0.0%
JELD-WEN Holding, Inc.*	$6,188,900	$515,601	($2,260,454 )	($11,663,463 )	$12,084,746	$—	—	$—

Commercial & Professional Services 0.0%
TrueBlue, Inc.*	6,182,471	738,083	(4,381,980)	(1,591,559)	6,949,028	—	—	—

Consumer Durables & Apparel 0.0%
Oxford Industries, Inc.	6,864,668	1,171,235	(1,488,048)	(275,100)	216,519	—	—	252,748

Equity Real Estate Investment Trusts (REITs) 0.1%
Service Properties Trust(a)	12,055,917	774,364	(3,315,105)	(5,556,136)	1,902,660	5,861,700	751,500	81,074

Food, Beverage & Tobacco 0.0%
Hain Celestial Group, Inc.*	3,414,752	184,780	(1,538,017)	(4,988,607)	4,513,998	—	—	—

Health Care Equipment & Services 0.0%
Accendra Health, Inc.*	6,923,027	702,160	(3,818,614)	(21,219,241)	19,503,640	—	—	—

Household & Personal Products 0.0%
Medifast, Inc.*	6,000,689	489,822	(3,821,494)	(1,431,040)	1,952,221	—	—	—
Nu Skin Enterprises, Inc., Class A	15,820,653	844,914	(7,241,017)	(5,422,126)	(85,589)	—	—	123,328
						—

Materials 0.0%
Trinseo PLC*,(a),(b)	381,372	122	—	—	(374,809)	6,685	1,658,718	—

Media & Entertainment 0.0%
AMC Global Media, Inc., Class A*	12,434,430	1,072,086	(7,075,309)	33,264	3,375,621	—	—	—
EW Scripps Co., Class A*	14,561,840	828,922	(7,217,052)	(1,177,748)	(2,035,510)	—	—	—
Gray Media, Inc.	18,730,378	1,263,238	(8,719,129)	(2,075,733)	(204,645)	—	—	481,964
						—
Total	$109,559,097	$8,585,327	($50,876,219 )	($55,367,489 )	$47,797,880	$5,868,385		$939,114

*	Non-income producing security.
(a)	Issuer is an affiliated company, as the investment adviser owns at least 5% of the voting securities of such company.
(b)	Fair valued using significant unobservable inputs.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$8,199,063,869	$—	$—	$8,199,063,869
Health Care Equipment & Services	437,180,512	—	0 *	437,180,512
Materials	461,100,100	—	6,685	461,106,785
Short-Term Investments[1]	7,444,525	—	—	7,444,525
Liabilities
Futures Contracts[2]	(279,109)	—	—	(279,109)
Total	$9,104,509,897	$—	$6,685	$9,104,516,582

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - affiliated issuers (cost $18,847,827)		$5,868,385
Investments in securities, at value - unaffiliated issuers (cost $7,432,583,161) including securities on loan of $7,150,322		9,098,927,306
Cash		4,063,046
Deposit with broker for futures contracts		1,087,459
Receivables:
Dividends		6,974,633
Fund shares sold		3,705,993
Income from securities on loan	+	5,003
Total assets		9,120,631,825

Liabilities
Collateral held for securities on loan		7,444,525
Payables:
Investments bought		3,802,639
Management fees		1,844,192
Variation margin on futures contracts	+	61,244
Total liabilities		13,152,600
Net assets		$9,107,479,225

Net Assets by Source
Capital received from investors		$8,073,739,404
Total distributable earnings	+	1,033,739,821
Net assets		$9,107,479,225

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$9,107,479,225		245,750,000		$37.06

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $42,497)		$99,068,176
Dividends received from securities - affiliated issuers		939,114
Other Interest		26,352
Securities on loan, net	+	162,854
Total investment income		100,196,496

Expenses
Management fees		11,746,828
Total expenses	–	11,746,828
Net investment income		88,449,668

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized losses on sales of securities - affiliated issuers		(56,658,265)
Net realized losses on sales of securities - unaffiliated issuers		(150,839,118)
Net realized gains on sales of in-kind redemptions - affiliated issuers		1,290,776
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		1,030,371,490
Net realized gains on futures contracts	+	1,822,485
Net realized gains		825,987,368
Net change in unrealized appreciation (depreciation) on securities - affiliated issuers		47,797,880
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(221,960,332)
Net change in unrealized appreciation (depreciation) on futures contracts	+	(197,084)
Net change in unrealized appreciation (depreciation)		(174,359,536)
Net realized and unrealized gains		651,627,832
Increase in net assets resulting from operations		$740,077,500
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental U.S. Small Company ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$88,449,668	$116,971,669
Net realized gains		825,987,368	824,044,054
Net change in unrealized appreciation (depreciation)	+	(174,359,536)	625,214,280
Increase in net assets resulting from operations		$740,077,500	$1,566,230,003

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($41,021,460 )	($111,205,320 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		22,400,000	$793,984,910	65,550,000	$1,912,229,859
Shares redeemed	+	(62,350,000)	(2,211,999,745)	(91,800,000)	(2,622,682,120)
Net transactions in fund shares		(39,950,000)	($1,418,014,835 )	(26,250,000)	($710,452,261 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		285,700,000	$9,826,438,020	311,950,000	$9,081,865,598
Total increase (decrease)	+	(39,950,000)	(718,958,795)	(26,250,000)	744,572,422
End of period		245,750,000	$9,107,479,225	285,700,000	$9,826,438,020
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$52.85	$35.53	$34.11	$30.98	$32.25	$30.94
Income (loss) from investment operations:
Net investment income (loss)[1]	0.92	1.26	1.15	1.06	1.03	1.04
Net realized and unrealized gains (losses)	2.19	17.61	1.60	3.22	(1.40)	1.42
Total from investment operations	3.11	18.87	2.75	4.28	(0.37)	2.46
Less distributions:
Distributions from net investment income	(0.30)	(1.55)	(1.33)	(1.15)	(0.90)	(1.15)
Net asset value at end of period	$55.66	$52.85	$35.53	$34.11	$30.98	$32.25
Total return	5.91%*	54.06%	8.24%	14.06%	(0.91%)	7.95%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.25%**	0.25%	0.25%	0.25%	0.25%[2]	0.25%
Net investment income (loss)	3.51%**	2.99%	3.24%	3.31%	3.50%	3.16%
Portfolio turnover rate[3]	10%*	11%	12%	11%	15%	15%
Net assets, end of period (x 1,000,000)	$26,178	$23,376	$14,103	$12,251	$9,343	$7,382

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Ratio includes less than 0.005% of non-routine proxy expenses.
[3]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 98.7% OF NET ASSETS

Australia 4.8%
AGL Energy Ltd.	1,864,957	11,467,356
Ampol Ltd.	631,048	19,473,482
ANZ Group Holdings Ltd.	2,169,157	57,828,393
APA Group	1,138,620	8,886,155
Aristocrat Leisure Ltd.	306,664	13,388,437
Aurizon Holdings Ltd.	3,877,812	10,171,266
BHP Group Ltd.	6,780,858	321,844,876
BlueScope Steel Ltd.	1,128,001	25,116,431
Brambles Ltd.	978,728	13,740,535
Coles Group Ltd.	1,576,950	27,168,120
Commonwealth Bank of Australia	686,658	78,685,760
Computershare Ltd.	373,608	10,645,590
CSL Ltd.	182,711	22,465,353
Downer EDI Ltd.	1,282,186	6,018,656
Dyno Nobel Ltd.	3,064,952	8,302,764
Endeavour Group Ltd. (a)	1,510,381	3,398,782
Fortescue Ltd.	2,584,905	32,788,764
Goodman Group	221,850	4,408,760
Insurance Australia Group Ltd.	1,580,994	8,894,204
JB Hi-Fi Ltd.	191,231	9,168,359
Lendlease Corp. Ltd.	229,257	483,033
Macquarie Group Ltd.	179,091	32,162,122
Medibank Pvt Ltd.	2,507,879	8,698,796
Metcash Ltd.	2,959,943	6,236,456
Mineral Resources Ltd. *	199,075	9,220,576
National Australia Bank Ltd.	1,835,973	50,827,435
Northern Star Resources Ltd.	445,019	7,475,554
Orica Ltd.	523,229	8,335,631
Origin Energy Ltd.	1,698,163	14,141,409
QBE Insurance Group Ltd.	1,023,616	16,329,370
Ramsay Health Care Ltd.	253,587	9,319,277
Rio Tinto Ltd.	604,137	75,684,841
Santos Ltd.	4,634,211	27,033,819
Scentre Group	3,203,173	8,241,040
Sonic Healthcare Ltd. (a)	677,889	9,517,003
South32 Ltd.	7,127,448	26,356,695
Stockland	2,516,583	7,863,302
Suncorp Group Ltd.	1,113,251	15,046,725
Telstra Group Ltd.	4,580,653	15,330,329
Transurban Group	1,220,625	12,509,084
Viva Energy Group Ltd.	1,937,093	4,109,125
Wesfarmers Ltd.	654,696	37,272,294
Westpac Banking Corp.	2,025,938	50,162,757
Whitehaven Coal Ltd.	2,159,034	13,229,176
Woodside Energy Group Ltd.	2,428,053	56,412,892
Woolworths Group Ltd.	1,488,766	43,007,722
Worley Ltd.	487,911	3,573,540
		1,262,442,046

Austria 0.5%
ams-OSRAM AG *	497,775	11,243,757
BAWAG Group AG	49,167	10,268,802
Erste Group Bank AG	192,663	27,146,603
OMV AG	486,065	38,675,977
Raiffeisen Bank International AG	208,518	15,453,277
voestalpine AG	331,025	17,572,493
Wienerberger AG	153,879	3,503,417
		123,864,326

SECURITY	NUMBER OF SHARES	VALUE ($)
Belgium 0.6%
Ageas SA	159,095	13,952,751
Anheuser-Busch InBev SA	913,899	72,484,991
KBC Group NV	164,385	25,014,386
Proximus SADP	643,822	4,748,931
Syensqo SA	140,712	13,272,219
UCB SA	36,813	9,206,650
Umicore SA	813,362	22,353,987
		161,033,915

Canada 8.8%
Agnico Eagle Mines Ltd.	110,120	22,339,355
Algonquin Power & Utilities Corp.	829,983	4,699,824
Alimentation Couche-Tard, Inc.	1,140,891	68,693,769
AltaGas Ltd.	364,240	14,111,902
ARC Resources Ltd.	847,596	20,384,369
Atco Ltd., Class I	181,423	9,736,616
B2Gold Corp.	1,776,629	9,739,869
Bank of Montreal	425,456	72,502,146
Bank of Nova Scotia	1,127,556	103,190,529
Barrick Mining Corp.	1,176,050	52,732,647
Bausch Health Cos., Inc. *	1,617,412	10,255,393
BCE, Inc.	747,239	17,615,069
Brookfield Corp.	1,081,021	44,510,336
Canadian Imperial Bank of Commerce	567,601	64,408,363
Canadian National Railway Co.	423,709	52,891,035
Canadian Natural Resources Ltd.	2,574,371	129,043,526
Canadian Pacific Kansas City Ltd.	364,691	33,775,285
Canadian Tire Corp. Ltd., Class A	128,301	17,382,597
Capital Power Corp.	156,264	7,194,930
CCL Industries, Inc., Class B	146,669	9,839,297
Cenovus Energy, Inc.	3,027,460	97,224,641
CGI, Inc.	234,862	17,680,299
Constellation Software, Inc.	5,241	11,866,141
Dollarama, Inc.	60,868	7,686,764
Element Fleet Management Corp.	164,085	3,118,834
Emera, Inc.	226,119	11,337,756
Empire Co. Ltd., Class A	353,129	12,193,815
Enbridge, Inc.	1,838,335	93,116,846
Fairfax Financial Holdings Ltd.	16,550	26,978,422
Finning International, Inc.	148,977	9,771,679
First Quantum Minerals Ltd. *	641,484	21,331,900
Fortis, Inc.	390,536	21,576,248
Franco-Nevada Corp.	29,983	7,885,380
George Weston Ltd.	239,869	16,825,263
Gildan Activewear, Inc.	152,593	7,957,115
Great-West Lifeco, Inc. (a)	164,858	10,596,910
Hydro One Ltd.	186,950	7,195,883
iA Financial Corp., Inc.	71,560	10,209,289
Imperial Oil Ltd.	205,069	26,943,135
Intact Financial Corp.	105,330	20,382,947
Keyera Corp.	235,305	10,202,830
Kinross Gold Corp.	328,130	10,045,327
Linamar Corp.	111,134	7,915,582
Loblaw Cos. Ltd.	560,957	24,537,569
Lundin Mining Corp.	433,104	11,593,803
Magna International, Inc.	869,143	57,052,595
Manulife Financial Corp.	1,227,417	52,052,114
Methanex Corp.	153,499	9,030,786
Metro, Inc.	269,190	17,091,613
National Bank of Canada	183,048	28,081,092
Nutrien Ltd.	1,112,272	83,875,723
Open Text Corp.	185,029	4,615,381
Pembina Pipeline Corp.	576,536	28,096,929
Power Corp. of Canada	432,094	28,625,487
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Quebecor, Inc., Class B	214,821	9,512,992
Restaurant Brands International, Inc.	189,631	14,777,348
Rogers Communications, Inc., Class B	703,647	25,952,154
Royal Bank of Canada	684,112	139,852,370
Saputo, Inc.	375,195	11,004,421
Shopify, Inc., Class A *	73,220	10,788,898
Sun Life Financial, Inc. (a)	370,735	29,109,503
Suncor Energy, Inc.	1,990,755	133,162,166
TC Energy Corp.	655,418	41,028,042
Teck Resources Ltd., Class B	635,824	43,346,841
TELUS Corp.	219,019	2,118,621
TFI International, Inc.	105,480	14,169,001
Thomson Reuters Corp.	72,647	7,786,115
Toromont Industries Ltd.	56,698	8,190,393
Toronto-Dominion Bank	1,081,527	130,808,362
Tourmaline Oil Corp.	311,189	14,173,320
Vermilion Energy, Inc.	693,214	8,885,820
Waste Connections, Inc.	111,499	18,435,177
West Fraser Timber Co. Ltd.	246,686	16,805,183
Wheaton Precious Metals Corp.	49,167	7,408,566
Whitecap Resources, Inc.	1,365,364	17,688,767
WSP Global, Inc.	58,812	7,986,265
		2,292,733,280

China 0.1%
China Gas Holdings Ltd.	5,462,288	3,947,273
Kingboard Holdings Ltd.	1,900,449	13,115,239
SITC International Holdings Co. Ltd.	1,583,090	9,640,748
		26,703,260

Denmark 1.2%
AP Moller - Maersk AS, Class A	14,913	48,247,737
AP Moller - Maersk AS, Class B	16,897	56,557,018
Carlsberg AS, Class B	112,477	15,440,179
Coloplast AS, Class B	44,236	3,153,773
Danske Bank AS	328,246	19,005,246
DSV AS	106,200	22,402,452
Genmab AS *	29,065	9,584,002
ISS AS	204,658	9,165,452
Novo Nordisk AS, Class B	1,210,653	55,008,304
Novonesis Novozymes B, Class B	146,169	10,502,781
Orsted AS *	447,179	9,446,954
Pandora AS	183,633	24,260,684
Rockwool AS, B Shares (a)	176,846	5,693,983
Vestas Wind Systems AS	438,968	14,583,836
		303,052,401

Finland 1.1%
Elisa OYJ	97,679	3,989,390
Fortum OYJ	629,096	15,141,296
Kesko OYJ, B Shares	492,892	12,847,866
Kone OYJ, B Shares	237,168	14,540,584
Metso OYJ	467,599	9,673,728
Neste OYJ	926,676	34,316,469
Nokia OYJ	5,479,431	55,552,879
Nordea Bank Abp	3,012,101	61,632,325
Outokumpu OYJ	2,157,658	14,135,725
Sampo OYJ, A Shares	2,239,419	25,300,319
Stora Enso OYJ, R Shares	1,076,492	12,660,831
UPM-Kymmene OYJ	694,120	19,399,322
Wartsila OYJ Abp	212,466	6,883,262
		286,073,996

SECURITY	NUMBER OF SHARES	VALUE ($)
France 7.9%
Accor SA	129,604	7,003,490
Air Liquide SA	379,486	74,735,047
Alstom SA *	376,142	7,148,115
Arkema SA	152,040	10,614,235
AXA SA	1,570,079	78,605,901
Ayvens SA	1,049,622	13,899,339
BNP Paribas SA	1,190,044	142,078,383
Bollore SE (a)	733,589	3,272,204
Bouygues SA	354,298	18,198,844
Bureau Veritas SA	270,893	8,584,174
Capgemini SE	198,462	24,724,700
Carrefour SA	2,719,445	49,515,846
Cie de Saint-Gobain SA	579,971	52,763,711
Cie Generale des Etablissements Michelin SCA	2,468,995	100,379,407
Credit Agricole SA	846,386	18,203,234
Danone SA	605,222	45,190,479
Dassault Systemes SE	202,673	5,377,103
Eiffage SA	176,585	22,358,192
Elis SA	243,231	6,763,935
Emeis SA *	409,306	6,218,881
Engie SA	2,139,787	61,145,151
EssilorLuxottica SA	134,984	25,142,452
Forvia SE *	1,207,496	12,820,007
Hermes International SCA	5,145	9,448,734
Kering SA	78,974	23,305,569
Legrand SA	110,753	17,567,242
L'Oreal SA	126,244	56,414,313
LVMH Moet Hennessy Louis Vuitton SE	149,413	78,673,863
Orange SA	4,006,750	71,698,541
Pernod Ricard SA	113,197	8,481,077
Publicis Groupe SA	234,144	27,456,535
Renault SA	833,017	28,758,024
Rexel SA	573,808	23,955,269
Rubis SCA	213,515	8,333,435
Safran SA	70,036	27,416,222
Sanofi SA	1,347,686	120,243,845
Schneider Electric SE	239,229	81,865,881
SCOR SE	293,629	11,521,658
SEB SA	56,620	3,939,609
Societe Generale SA	963,361	81,298,223
Sodexo SA	153,645	10,333,641
Teleperformance SE	123,864	10,028,460
Thales SA	41,324	11,698,071
TotalEnergies SE	5,003,089	438,949,022
Unibail-Rodamco-Westfield *	86,210	9,757,786
Valeo SE	851,289	14,229,649
Veolia Environnement SA	993,104	37,607,001
Vinci SA	523,954	68,865,878
Worldline SA *(a)	6,143	97,788
		2,076,688,166

Germany 7.6%
adidas AG	277,655	48,830,115
Allianz SE	280,161	146,706,028
Aumovio SE *	167,227	7,158,141
Aurubis AG	70,491	14,493,168
BASF SE	2,019,257	124,268,176
Bayer AG	2,665,925	151,863,974
Bayerische Motoren Werke AG	789,009	56,805,437
Beiersdorf AG	54,244	4,985,335
BioNTech SE, ADR *	266,089	27,037,303
Brenntag SE	234,215	17,096,502
Commerzbank AG	400,331	18,689,324
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Continental AG	1,154,878	95,676,177
Daimler Truck Holding AG	647,946	35,216,665
Deutsche Bank AG	1,228,268	49,451,341
Deutsche Boerse AG	64,514	21,582,554
Deutsche Lufthansa AG	1,753,610	16,010,760
Deutsche Post AG	1,757,898	114,636,377
Deutsche Telekom AG	5,617,926	185,201,619
E.ON SE	2,630,506	54,389,576
Evonik Industries AG	654,890	14,461,284
Freenet AG	124,424	3,520,771
Fresenius Medical Care AG	485,489	22,247,580
Fresenius SE & Co. KGaA	758,438	39,860,895
FUCHS SE	68,214	2,729,726
GEA Group AG	120,822	9,431,302
Hannover Rueck SE	34,807	10,439,488
Hapag-Lloyd AG (a)	59,906	9,115,867
Heidelberg Materials AG	125,633	24,042,827
Henkel AG & Co. KGaA	133,074	10,905,526
Infineon Technologies AG	649,061	42,439,781
K&S AG (a)	644,264	12,355,699
KION Group AG	114,372	5,888,109
Lanxess AG	166,294	2,887,847
Mercedes-Benz Group AG	2,288,972	125,551,769
Merck KGaA	117,421	18,959,066
MTU Aero Engines AG	20,166	8,247,877
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	84,237	50,764,397
Puma SE *	208,642	6,160,751
Rheinmetall AG	6,289	8,114,726
RWE AG	410,881	27,987,647
SAP SE	434,327	96,311,718
Schaeffler AG	444,583	3,811,234
Siemens AG	415,209	137,746,742
Siemens Energy AG	91,507	15,112,948
Siemens Healthineers AG	249,304	11,331,710
Symrise AG	105,689	11,319,235
thyssenkrupp AG	1,630,903	27,374,888
Tkms AG& Co. KGaA *	48,930	4,995,977
Volkswagen AG	71,554	6,528,847
Vonovia SE	521,920	11,670,543
Zalando SE *	378,519	10,838,295
		1,983,253,644

Hong Kong 0.8%
AIA Group Ltd.	6,788,474	66,029,000
CK Asset Holdings Ltd.	2,460,740	14,219,576
CLP Holdings Ltd.	1,899,110	19,065,472
HKT Trust & HKT Ltd.	4,135,459	6,441,131
Hong Kong & China Gas Co. Ltd.	9,857,946	9,066,599
Hong Kong Exchanges & Clearing Ltd.	170,811	9,264,710
Link REIT	1,644,682	8,123,440
New World Development Co. Ltd. *(a)	7,456,427	6,268,143
Pacific Basin Shipping Ltd.	12,870,268	6,854,358
Sun Hung Kai Properties Ltd.	1,039,555	15,409,066
Swire Pacific Ltd., A Shares	668,644	9,083,794
Swire Pacific Ltd., B Shares	1,526,153	2,970,813
Techtronic Industries Co. Ltd.	1,046,890	18,095,186
WH Group Ltd.	17,121,549	16,194,850
Yue Yuen Industrial Holdings Ltd.	2,460,223	4,217,902
		211,304,040

Indonesia 0.1%
Jardine Matheson Holdings Ltd.	233,847	13,775,927

SECURITY	NUMBER OF SHARES	VALUE ($)
Ireland 0.7%
AIB Group PLC	1,065,739	13,574,251
Allegion PLC	26,544	4,120,956
Bank of Ireland Group PLC	541,228	11,935,682
DCC Energy PLC	275,353	23,780,710
Glanbia PLC	187,757	4,828,699
ICON PLC *	34,354	5,668,066
James Hardie Industries PLC, CDI *	219,294	6,520,447
Kerry Group PLC, Class A	147,333	14,375,921
Kingspan Group PLC	116,813	13,908,216
Medtronic PLC	493,631	44,747,650
Octave Intelligence PLC, SDR *(a)	178,532	3,551,500
Perrigo Co. PLC	78,123	1,143,721
Ryanair Holdings PLC	447,332	12,055,197
Smurfit Westrock PLC	257,275	12,066,198
Trane Technologies PLC	24,209	10,758,480
		183,035,694

Isle Of Man 0.0%
Entain PLC	339,697	2,363,600

Israel 0.6%
Bank Hapoalim BM	623,058	16,055,785
Bank Leumi Le-Israel BM	662,948	16,875,844
Check Point Software Technologies Ltd. *	29,220	4,058,950
ICL Group Ltd.	1,810,232	10,320,028
Israel Discount Bank Ltd., A Shares	855,191	9,756,495
Mizrahi Tefahot Bank Ltd.	101,077	7,819,117
Oil Refineries Ltd.	12,206,087	8,619,894
Teva Pharmaceutical Industries Ltd., ADR *	969,505	34,950,655
ZIM Integrated Shipping Services Ltd.	1,307,630	35,829,062
		144,285,830

Italy 2.3%
A2A SpA	3,281,055	8,925,998
Banco BPM SpA	789,413	14,745,065
BPER Banca SpA	610,956	10,115,866
Enel SpA	9,183,140	100,495,029
Eni SpA	5,103,100	138,146,396
Generali	979,944	50,734,136
Hera SpA	1,098,994	4,866,364
Intesa Sanpaolo SpA	8,675,051	68,412,304
Leonardo SpA	165,775	9,959,417
Moncler SpA	81,454	4,457,403
Poste Italiane SpA	273,737	8,836,462
Prysmian SpA	114,858	16,036,962
Snam SpA	1,629,942	10,973,796
Telecom Italia SpA *	4,618,558	42,039,467
Terna - Rete Elettrica Nazionale	907,960	10,276,858
UniCredit SpA	943,287	92,194,015
Unipol Assicurazioni SpA	336,454	11,029,075
		602,244,613

Japan 22.8%
Advantest Corp.	79,073	16,681,608
Aeon Co. Ltd.	1,971,327	16,745,077
AGC, Inc.	580,203	20,843,637
Air Water, Inc.	420,405	6,910,443
Aisin Corp.	1,437,199	20,258,211
Ajinomoto Co., Inc.	569,556	19,266,361
Alfresa Holdings Corp.	388,405	5,628,036
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Alps Alpine Co. Ltd.	674,956	9,539,282
Amada Co. Ltd.	419,551	6,797,885
ANA Holdings, Inc.	397,882	7,571,705
Asahi Group Holdings Ltd.	2,550,993	26,772,687
Asahi Kasei Corp.	2,893,470	29,787,186
Astellas Pharma, Inc.	2,106,200	31,277,456
Bandai Namco Holdings, Inc.	561,369	20,107,271
Bridgestone Corp.	2,086,924	54,167,632
Brother Industries Ltd.	524,959	16,127,298
Canon, Inc.	1,400,093	40,987,099
Central Japan Railway Co.	777,106	19,347,966
Chubu Electric Power Co., Inc.	1,697,256	30,539,874
Chugai Pharmaceutical Co. Ltd.	228,507	9,891,787
Chugoku Electric Power Co., Inc.	675,325	4,264,788
Coca-Cola Bottlers Japan Holdings, Inc.	167,095	4,115,249
COMSYS Holdings Corp.	221,834	7,588,711
Cosmo Energy Holdings Co. Ltd.	356,959	9,564,655
Dai Nippon Printing Co. Ltd.	750,550	14,574,380
Daifuku Co. Ltd.	186,353	6,772,866
Daiichi Life Group, Inc.	3,235,301	37,246,632
Daiichi Sankyo Co. Ltd.	867,611	15,472,971
Daikin Industries Ltd.	314,596	41,674,933
Daito Trust Construction Co. Ltd.	583,125	12,159,468
Daiwa House Industry Co. Ltd.	963,400	28,233,270
Daiwa Securities Group, Inc.	805,781	9,301,840
Daiwabo Holdings Co. Ltd.	289,319	6,893,508
Denso Corp.	3,252,378	39,408,569
Dentsu Group, Inc.	388,678	9,015,081
DIC Corp.	248,260	7,833,571
Disco Corp.	17,819	6,485,114
Dowa Holdings Co. Ltd.	160,094	10,022,980
East Japan Railway Co.	934,480	20,954,776
Ebara Corp.	282,525	8,281,408
Eisai Co. Ltd.	349,836	10,383,685
Electric Power Development Co. Ltd., Class C	547,772	14,042,885
ENEOS Holdings, Inc.	7,489,492	62,797,394
EXEO Group, Inc.	339,795	5,622,645
FANUC Corp.	514,355	19,502,298
Fast Retailing Co. Ltd.	52,010	23,595,757
Fuji Electric Co. Ltd.	151,046	13,099,891
FUJIFILM Holdings Corp.	1,792,712	38,055,629
Fujikura Ltd.	338,649	11,671,775
Fujitsu Ltd.	1,832,051	44,385,894
Furukawa Electric Co. Ltd.	671,136	16,894,497
Hankyu Hanshin Holdings, Inc.	237,676	6,996,555
Hanwa Co. Ltd.	603,531	7,086,137
Haseko Corp.	494,244	8,969,092
Hitachi Construction Machinery Co. Ltd.	209,526	7,524,541
Hitachi Ltd.	3,369,796	114,749,683
Honda Motor Co. Ltd.	11,905,229	127,480,144
Hoya Corp.	119,553	18,416,380
Idemitsu Kosan Co. Ltd.	3,026,374	26,910,367
IHI Corp.	365,481	6,138,076
Iida Group Holdings Co. Ltd.	470,200	6,992,861
Inpex Corp.	1,599,362	39,629,766
Isetan Mitsukoshi Holdings Ltd.	162,410	3,573,742
Isuzu Motors Ltd.	1,381,580	19,785,676
ITOCHU Corp.	7,868,174	103,861,178
Iwatani Corp.	528,237	7,330,055
Japan Airlines Co. Ltd.	507,588	9,573,594
Japan Post Bank Co. Ltd.	920,149	19,619,320
Japan Post Holdings Co. Ltd.	2,588,631	40,305,776
Japan Post Insurance Co. Ltd.	743,111	7,887,367
Japan Tobacco, Inc.	944,140	41,000,726
JFE Holdings, Inc. (a)	2,814,361	32,550,329
SECURITY	NUMBER OF SHARES	VALUE ($)
JTEKT Corp.	871,886	11,741,074
JX Advanced Metals Corp.	100,200	2,366,727
Kajima Corp.	396,059	11,998,707
Kaneka Corp.	194,686	7,601,160
Kansai Electric Power Co., Inc.	1,651,296	29,061,445
Kao Corp.	1,066,559	24,317,238
Kawasaki Heavy Industries Ltd.	528,073	8,534,747
Kawasaki Kisen Kaisha Ltd.	567,926	11,842,535
KDDI Corp.	4,283,783	79,387,932
Keyence Corp.	55,873	29,270,392
Kikkoman Corp.	842,648	9,682,577
Kintetsu Group Holdings Co. Ltd.	262,444	5,737,136
Kioxia Holdings Corp. *	19,089	5,975,510
Kirin Holdings Co. Ltd.	1,416,178	27,082,924
Kobe Steel Ltd.	1,345,557	17,020,102
Koito Manufacturing Co. Ltd.	555,763	9,415,553
Komatsu Ltd.	1,184,050	55,148,651
Konica Minolta, Inc.	2,218,343	9,262,601
K's Holdings Corp.	435,428	5,310,098
Kubota Corp.	1,719,995	31,584,491
Kuraray Co. Ltd.	922,549	10,678,680
Kyocera Corp.	1,878,896	43,026,536
Kyushu Electric Power Co., Inc.	1,184,301	15,032,269
Lixil Corp.	888,046	9,848,333
LY Corp.	3,208,659	11,171,385
Makita Corp.	273,119	9,062,635
Marubeni Corp.	1,985,049	61,256,279
MatsukiyoCocokara & Co.	584,790	9,561,268
Mazda Motor Corp.	3,718,681	28,688,531
Medipal Holdings Corp.	589,220	10,670,492
MEIJI Holdings Co. Ltd.	565,853	15,913,121
Minebea Mitsumi, Inc.	591,140	12,511,683
MISUMI Group, Inc.	335,603	7,901,733
Mitsubishi Chemical Group Corp.	4,437,709	33,513,116
Mitsubishi Corp.	4,814,021	144,817,038
Mitsubishi Electric Corp.	1,859,927	65,047,073
Mitsubishi Estate Co. Ltd.	743,798	17,675,653
Mitsubishi Gas Chemical Co., Inc.	365,606	9,098,082
Mitsubishi HC Capital, Inc.	1,208,854	10,552,256
Mitsubishi Heavy Industries Ltd.	1,061,985	25,862,173
Mitsubishi Materials Corp.	483,139	17,123,684
Mitsubishi Motors Corp. (a)	2,925,131	7,205,902
Mitsubishi UFJ Financial Group, Inc.	4,478,263	103,196,768
Mitsui & Co. Ltd.	3,496,699	109,677,606
Mitsui Chemicals, Inc.	1,002,244	13,725,587
Mitsui Fudosan Co. Ltd.	2,055,627	19,597,934
Mitsui Kinzoku Co. Ltd.	53,458	9,823,257
Mitsui OSK Lines Ltd.	561,016	24,612,405
Mizuho Financial Group, Inc.	1,191,221	64,321,980
MS&AD Insurance Group Holdings, Inc.	1,247,745	39,902,525
Murata Manufacturing Co. Ltd.	1,731,971	77,989,940
Nagase & Co. Ltd.	775,559	5,703,961
NEC Corp.	1,133,619	34,840,177
NGK Corp.	408,503	13,616,340
NH Foods Ltd.	297,442	11,739,735
Nichirei Corp.	608,349	8,211,254
NIDEC Corp.	1,281,027	20,704,034
Nikon Corp.	609,592	7,365,339
Nintendo Co. Ltd.	673,547	38,144,958
Nippon Express Holdings, Inc.	630,462	22,791,303
Nippon Paper Industries Co. Ltd.	750,856	6,657,767
Nippon Sanso Holdings Corp.	141,728	5,040,953
Nippon Steel Corp. (a)	14,128,026	59,256,406
Nippon Yusen KK	1,076,068	47,437,420
Nissan Motor Co. Ltd. *	15,432,339	31,745,035
Nisshin Seifun Group, Inc.	617,621	7,918,714
Nissin Foods Holdings Co. Ltd.	234,695	4,394,974
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nissui Corp.	842,810	6,731,608
Niterra Co. Ltd.	230,905	12,071,924
Nitori Holdings Co. Ltd.	534,985	10,210,929
Nitto Denko Corp.	843,321	18,546,250
Nomura Holdings, Inc.	1,859,853	19,047,494
Nomura Research Institute Ltd.	279,458	9,258,977
NSK Ltd.	1,186,149	8,240,911
NTT, Inc.	69,062,370	74,600,074
Obayashi Corp.	693,131	12,988,475
Oji Holdings Corp.	2,432,093	13,450,794
Olympus Corp.	1,094,051	14,424,524
Omron Corp.	313,188	13,063,310
Ono Pharmaceutical Co. Ltd.	541,241	8,305,276
ORIX Corp.	886,314	34,876,466
Osaka Gas Co. Ltd.	564,034	20,333,409
Otsuka Corp.	403,549	9,124,991
Otsuka Holdings Co. Ltd.	431,609	33,108,176
Pan Pacific International Holdings Corp.	1,166,565	5,895,100
Panasonic Holdings Corp.	5,406,165	152,271,080
Persol Holdings Co. Ltd.	4,143,706	7,815,425
Recruit Holdings Co. Ltd.	852,470	97,233,733
Renesas Electronics Corp.	1,262,150	26,808,684
Rengo Co. Ltd.	807,508	8,242,199
Resona Holdings, Inc.	1,119,833	17,741,178
Resonac Holdings Corp.	217,680	21,598,294
Ricoh Co. Ltd.	1,638,486	17,416,513
Rohm Co. Ltd.	446,355	13,609,083
Ryohin Keikaku Co. Ltd.	267,451	7,248,367
Sankyu, Inc.	44,145	2,302,136
Sanwa Holdings Corp.	293,861	6,692,586
SBI Holdings, Inc.	356,827	7,404,895
SCREEN Holdings Co. Ltd.	38,140	3,248,092
Secom Co. Ltd.	446,877	18,163,866
Seiko Epson Corp.	919,547	18,593,051
Sekisui Chemical Co. Ltd.	899,040	14,946,938
Sekisui House Ltd.	1,342,893	28,977,797
Seven & i Holdings Co. Ltd.	3,841,398	48,734,602
SG Holdings Co. Ltd.	884,471	8,376,984
Shimadzu Corp.	230,030	5,910,098
Shimamura Co. Ltd.	271,136	5,558,717
Shimano, Inc.	90,592	11,314,427
Shimizu Corp.	518,201	7,748,921
Shin-Etsu Chemical Co. Ltd.	1,685,504	63,569,871
Shionogi & Co. Ltd.	666,425	12,145,840
Shiseido Co. Ltd.	574,489	13,403,964
SMC Corp.	42,922	19,005,070
SoftBank Corp.	38,016,284	56,442,975
SoftBank Group Corp.	1,681,788	54,762,501
Sojitz Corp.	439,005	15,405,517
Sompo Holdings, Inc.	839,306	36,001,416
Sony Financial Group, Inc.	136,905	135,709
Sony Group Corp.	4,202,613	105,687,052
Stanley Electric Co. Ltd.	186,506	4,245,276
Subaru Corp.	1,714,720	28,647,565
SUMCO Corp.	743,203	15,823,227
Sumitomo Chemical Co. Ltd.	5,175,736	18,545,077
Sumitomo Corp.	5,906,780	66,263,793
Sumitomo Electric Industries Ltd.	3,351,765	46,615,549
Sumitomo Forestry Co. Ltd.	1,076,395	9,069,097
Sumitomo Heavy Industries Ltd.	346,809	12,511,141
Sumitomo Metal Mining Co. Ltd.	387,901	26,998,463
Sumitomo Mitsui Financial Group, Inc.	2,274,166	99,328,769
Sumitomo Mitsui Trust Group, Inc.	1,533,386	17,062,694
Sumitomo Realty & Development Co. Ltd.	470,580	9,800,865
Sumitomo Rubber Industries Ltd.	678,520	9,538,667
SECURITY	NUMBER OF SHARES	VALUE ($)
Suntory Beverage & Food Ltd.	217,085	6,133,489
Suzuken Co. Ltd.	197,752	6,374,823
Suzuki Motor Corp.	3,259,445	45,454,047
Sysmex Corp.	516,057	6,343,467
T&D Holdings, Inc.	267,753	8,182,064
Taiheiyo Cement Corp.	341,713	9,072,689
Taisei Corp.	136,517	10,745,601
Taiyo Yuden Co. Ltd.	132,407	7,614,677
Takeda Pharmaceutical Co. Ltd.	2,475,267	89,357,301
TDK Corp.	1,623,156	31,285,101
Teijin Ltd.	578,361	6,366,878
Terumo Corp.	1,153,390	18,171,698
TISI, Inc.	314,639	7,810,069
Tobu Railway Co. Ltd.	236,269	4,451,820
Toho Gas Co. Ltd.	727,122	5,652,788
Tohoku Electric Power Co., Inc.	1,652,372	13,761,575
Tokio Marine Holdings, Inc.	1,108,747	53,508,958
Tokyo Electric Power Co. Holdings, Inc. *	6,526,058	21,989,867
Tokyo Electron Ltd.	197,256	69,714,948
Tokyo Gas Co. Ltd.	588,005	22,777,162
Tokyu Corp.	570,987	5,937,092
Tokyu Fudosan Holdings Corp.	1,020,744	8,494,748
TOPPAN Holdings, Inc.	466,313	14,871,675
Toray Industries, Inc.	3,106,018	25,041,474
Tosoh Corp.	733,424	12,250,907
TOTO Ltd.	256,973	10,306,597
Toyo Seikan Group Holdings Ltd.	266,653	7,527,297
Toyo Suisan Kaisha Ltd.	104,759	6,881,380
Toyoda Gosei Co. Ltd.	172,697	5,942,390
Toyota Boshoku Corp.	423,283	6,041,977
Toyota Motor Corp.	12,362,986	244,325,645
Toyota Tsusho Corp.	1,082,824	50,705,143
Tsuruha Holdings, Inc.	187,318	2,708,396
UBE Corp.	367,572	8,217,114
Unicharm Corp.	1,217,462	7,601,561
West Japan Railway Co.	520,028	9,817,993
Yakult Honsha Co. Ltd.	266,329	4,725,528
Yamada Holdings Co. Ltd.	2,194,888	9,851,878
Yamaha Corp.	758,024	6,360,576
Yamaha Motor Co. Ltd.	2,917,108	34,889,485
Yamato Holdings Co. Ltd.	634,500	7,751,711
Yamazaki Baking Co. Ltd.	330,114	7,652,600
Yaskawa Electric Corp.	184,509	5,522,734
Yokogawa Electric Corp.	267,804	8,572,679
Yokohama Rubber Co. Ltd.	238,466	11,093,421
		5,973,630,355

Jersey 1.3%
Aptiv PLC *	185,634	8,308,978
B&M European Value Retail PLC	2,985,239	9,616,591
Experian PLC	476,461	19,663,806
Glencore PLC	36,205,560	292,365,105
International Workplace Group PLC	1,558,272	4,014,139
WPP PLC	3,454,851	17,921,315
		351,889,934

Luxembourg 0.6%
Aperam SA	174,536	9,520,713
ArcelorMittal SA	1,351,923	100,662,186
Eurofins Scientific SE	133,527	11,251,308
Millicom International Cellular SA	137,821	12,922,097
SES SA, Class A	961,363	5,465,221
Spotify Technology SA *	10,887	5,918,391
Subsea 7 SA	265,209	9,780,532
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tenaris SA	422,248	11,737,259
		167,257,707

Mauritius 0.0%
Golden Agri-Resources Ltd.	25,779,535	6,384,334

Netherlands 2.9%
Aalberts NV	185,114	9,426,841
ABN AMRO Bank NV, GDR	693,774	33,613,566
AerCap Holdings NV	61,939	9,039,378
Airbus SE	195,629	44,821,316
Akzo Nobel NV	339,132	24,305,822
ASM International NV	10,373	9,735,811
ASML Holding NV	60,892	102,688,877
ASR Nederland NV	89,225	7,516,242
Ferrari NV	134,840	57,091,657
Heineken Holding NV	235,381	18,674,478
Heineken NV	343,749	29,029,010
IMCD NV	45,013	5,233,936
ING Groep NV, Series N	2,488,121	88,107,741
Iveco Group NV	440,761	7,137,109
JBS NV, Class A	702,513	9,441,775
Koninklijke Ahold Delhaize NV	2,095,579	74,608,943
Koninklijke KPN NV	3,984,406	19,124,068
Koninklijke Philips NV	1,004,646	26,735,882
Magnum Ice Cream Co. NV *(b)	443,617	9,111,627
Magnum Ice Cream Co. NV *(b)	233,627	4,710,094
NN Group NV	223,230	20,173,838
NXP Semiconductors NV	119,185	26,773,718
Prosus NV *	199,013	8,860,876
Randstad NV	354,236	16,636,149
SBM Offshore NV	194,727	7,934,912
Signify NV	10,804	193,143
Stellantis NV *	7,070,412	39,056,856
STMicroelectronics NV	833,508	41,661,748
Universal Music Group NV	194,490	3,309,720
Wolters Kluwer NV	161,649	13,301,724
		768,056,857

New Zealand 0.0%
EBOS Group Ltd.	184,627	2,304,460
Fletcher Building Ltd. *	1,754,229	4,130,103
Spark New Zealand Ltd.	1,886,326	2,387,932
		8,822,495

Norway 1.1%
Aker BP ASA	639,921	24,468,615
DNB Bank ASA	700,573	23,902,925
Equinor ASA	3,181,981	135,929,153
Mowi ASA	502,390	11,036,933
Norsk Hydro ASA	2,504,791	25,156,143
Orkla ASA	773,018	7,891,735
Telenor ASA	852,206	12,496,518
Var Energi ASA	1,626,116	8,638,785
Wallenius Wilhelmsen ASA	272,816	4,744,575
Yara International ASA	516,219	25,177,105
		279,442,487

Poland 0.4%
Bank Polska Kasa Opieki SA	152,874	10,624,765
KGHM Polska Miedz SA	160,883	15,414,870
ORLEN SA	1,264,333	52,302,259
PGE Polska Grupa Energetyczna SA *	2,322,776	6,915,898
SECURITY	NUMBER OF SHARES	VALUE ($)
Powszechna Kasa Oszczednosci Bank Polski SA	332,021	10,149,304
Powszechny Zaklad Ubezpieczen SA	780,868	15,541,746
Tauron Polska Energia SA	1,781,351	4,045,256
		114,994,098

Portugal 0.2%
EDP SA	4,469,803	24,288,739
Galp Energia SGPS SA	729,101	18,124,158
Jeronimo Martins SGPS SA	312,838	6,541,064
		48,953,961

Republic of Korea 8.3%
BNK Financial Group, Inc.	555,761	6,172,415
CJ CheilJedang Corp.	30,697	4,183,100
CJ Corp.	94,585	8,977,489
DB Insurance Co. Ltd.	67,601	8,945,303
Doosan Enerbility Co. Ltd. *	140,198	8,451,217
E-MART, Inc.	115,044	6,245,630
GS Holdings Corp.	308,095	28,612,359
Hana Financial Group, Inc.	304,727	30,348,013
Hankook Tire & Technology Co. Ltd.	203,265	9,891,458
Hanwha Corp.	47,713	4,723,887
Hanwha Machinery & Service Holdings Co. Ltd. *	76,848	411,024
Hanwha Solutions Corp. *	200,682	4,963,529
HD Hyundai Co. Ltd.	72,822	11,652,797
HMM Co. Ltd.	786,775	12,331,086
Hyundai Engineering & Construction Co. Ltd.	139,634	12,579,915
Hyundai Glovis Co. Ltd.	75,403	11,432,210
Hyundai Mobis Co. Ltd.	135,456	44,884,770
Hyundai Motor Co.	240,647	70,949,192
Hyundai Steel Co.	418,205	9,289,370
KB Financial Group, Inc.	326,774	41,378,003
Kia Corp.	587,205	56,206,236
Korea Electric Power Corp.	551,084	12,844,936
Korea Gas Corp.	187,583	5,132,970
Korea Zinc Co. Ltd.	9,423	8,792,321
Korean Air Lines Co. Ltd.	735,929	15,110,043
KT Corp.	151,451	5,909,311
KT&G Corp.	98,113	12,767,737
Kumho Petrochemical Co. Ltd.	86,124	8,023,389
LG Chem Ltd.	107,008	21,892,620
LG Corp.	137,724	12,015,378
LG Display Co. Ltd. *	964,426	6,652,186
LG Electronics, Inc.	518,052	81,951,087
LG H&H Co. Ltd.	30,209	6,908,824
LG Innotek Co. Ltd.	44,697	20,967,028
LG Uplus Corp.	915,455	10,026,794
Lotte Chemical Corp.	80,428	3,473,107
NAVER Corp.	62,610	9,927,203
POSCO Holdings, Inc.	300,674	74,366,615
Samsung C&T Corp.	80,232	22,071,714
Samsung Electro-Mechanics Co. Ltd.	51,804	55,187,953
Samsung Electronics Co. Ltd.	5,135,316	975,582,464
Samsung Fire & Marine Insurance Co. Ltd.	26,258	12,758,710
Samsung SDI Co. Ltd. *	62,814	26,482,302
Samsung SDS Co. Ltd.	78,632	13,789,040
Shinhan Financial Group Co. Ltd.	556,026	44,243,191
SK Hynix, Inc.	155,009	189,598,908
SK Innovation Co. Ltd. *	128,049	11,742,035
SK Telecom Co. Ltd.	343,461	23,640,235
SK, Inc.	135,563	53,983,512
S-Oil Corp.	125,610	13,776,166
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Woori Financial Group, Inc.	932,280	23,024,305
		2,175,271,087

Singapore 0.8%
DBS Group Holdings Ltd.	911,583	55,471,146
Keppel Ltd.	705,777	6,436,584
Keppel REIT	77,439	53,272
Olam Group Ltd.	5,264,615	4,345,962
Oversea-Chinese Banking Corp. Ltd.	2,122,752	52,603,595
Singapore Airlines Ltd.	2,126,305	11,350,769
Singapore Telecommunications Ltd.	4,085,419	14,582,179
United Overseas Bank Ltd.	1,054,870	34,467,076
Wilmar International Ltd.	5,764,228	17,402,127
		196,712,710

Spain 3.1%
Acerinox SA	468,938	9,761,348
ACS Actividades de Construccion y Servicios SA	127,505	15,122,003
Aena SME SA	231,361	7,100,343
Amadeus IT Group SA	172,621	11,674,068
Banco Bilbao Vizcaya Argentaria SA	4,641,503	134,950,923
Banco de Sabadell SA	3,467,368	14,632,607
Banco Santander SA	14,833,208	218,203,826
CaixaBank SA	1,620,109	24,766,036
Cellnex Telecom SA *	244,169	7,510,431
Endesa SA	367,212	17,957,891
Grifols SA (a)	411,912	4,704,383
Iberdrola SA	3,955,864	92,270,194
Industria de Diseno Textil SA	567,729	38,249,472
International Consolidated Airlines Group SA, Class DI	2,093,092	12,435,300
Mapfre SA	1,377,406	7,151,973
Naturgy Energy Group SA	219,701	7,518,326
Redeia Corp. SA	375,151	6,658,645
Repsol SA	3,582,102	113,386,364
Telefonica SA	13,258,311	56,228,488
		800,282,621

Sweden 1.7%
Alfa Laval AB	136,050	8,155,423
Assa Abloy AB, B Shares	498,424	18,566,994
Atlas Copco AB, A Shares	1,051,472	22,588,955
Atlas Copco AB, B Shares	629,998	11,721,015
Boliden AB	361,604	21,291,453
Electrolux AB, B Shares *	2,352,813	6,870,315
Epiroc AB, A Shares	247,532	6,830,499
Epiroc AB, B Shares	170,292	3,995,839
Essity AB, B Shares	770,709	22,561,297
H & M Hennes & Mauritz AB, B Shares	636,476	11,665,640
Hexagon AB, B Shares	1,242,069	12,959,672
Husqvarna AB, B Shares	308,797	1,226,957
Sandvik AB	574,399	23,026,518
Securitas AB, B Shares	578,408	9,168,728
Skandinaviska Enskilda Banken AB, A Shares	1,096,481	25,659,913
Skanska AB, B Shares	538,873	15,308,221
SKF AB, B Shares	577,153	16,732,736
SSAB AB, A Shares	724,198	7,797,917
SSAB AB, B Shares	1,865,714	20,225,570
Svenska Handelsbanken AB, A Shares	1,134,959	17,511,621
Swedbank AB, A Shares	694,289	27,238,945
Tele2 AB, B Shares	553,849	9,816,208
SECURITY	NUMBER OF SHARES	VALUE ($)
Telefonaktiebolaget LM Ericsson, B Shares	3,495,489	35,257,819
Telia Co. AB	2,880,645	13,110,091
Trelleborg AB, B Shares	212,611	9,977,677
Volvo AB, A Shares	241,917	8,734,231
Volvo AB, B Shares	1,727,594	62,373,478
Volvo Car AB, B Shares *(a)	1,622,702	3,321,929
		453,695,661

Switzerland 4.8%
ABB Ltd.	522,513	51,090,447
Adecco Group AG	495,846	14,765,833
Alcon AG	242,168	17,552,272
Amrize Ltd. *	172,775	7,600,004
Barry Callebaut AG	3,163	4,365,054
Bucher Industries AG	2,020	790,049
Chocoladefabriken Lindt & Spruengli AG	56	6,251,872
Chocoladefabriken Lindt & Spruengli AG, Participation Certificates	444	4,811,214
Cie Financiere Richemont SA, Class A	229,426	54,563,037
Coca-Cola HBC AG, Class DI *	154,911	9,598,294
DSM-Firmenich AG	236,841	26,339,449
Garmin Ltd.	68,497	19,460,683
Geberit AG	15,660	11,051,837
Givaudan SA	3,315	13,465,969
Holcim AG *	283,382	24,916,712
Julius Baer Group Ltd.	140,246	13,056,877
Kuehne & Nagel International AG	74,961	20,021,764
Logitech International SA	122,555	12,043,898
Lonza Group AG	27,961	19,954,592
Nestle SA	1,907,979	186,133,925
Novartis AG	1,071,010	163,392,156
Partners Group Holding AG	4,188	3,798,461
Roche Holding AG	531,033	231,881,233
Roche Holding AG, Bearer Shares	24,497	10,927,308
Sandoz Group AG	249,772	20,996,985
Schindler Holding AG	8,553	2,720,615
Schindler Holding AG, Participation Certificates	24,787	8,068,545
SGS SA	82,451	9,466,124
Sika AG	91,694	21,795,696
Sonova Holding AG	33,094	9,511,018
Sunrise Communications AG, Class A *	137,672	7,262,307
Swatch Group AG	113,550	5,164,877
Swatch Group AG, Bearer Shares	31,054	7,202,822
Swiss Life Holding AG	15,263	17,360,848
Swiss Re AG	187,472	32,612,401
Swisscom AG	24,952	19,348,262
Transocean Ltd. *	1,501,719	8,724,987
UBS Group AG	1,468,946	80,506,131
Zurich Insurance Group AG	101,939	74,768,304
		1,253,342,862

United Kingdom 13.5%
3i Group PLC	262,395	10,060,754
Aberdeen Group PLC	2,947,538	10,078,597
Admiral Group PLC	175,898	9,596,535
Anglo American PLC	1,781,335	103,102,058
Anglogold Ashanti PLC	137,591	15,454,221
Antofagasta PLC	213,637	11,698,923
ARM Holdings PLC, ADR *	6,969	1,685,871
Associated British Foods PLC	627,329	17,452,928
AstraZeneca PLC	557,485	90,473,817
Aviva PLC	2,005,479	19,859,781
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
BAE Systems PLC	1,662,094	46,060,861
Balfour Beatty PLC	687,040	8,239,018
Barclays PLC	14,596,438	98,286,282
Barratt Redrow PLC	1,619,155	6,985,286
Bellway PLC	303,774	8,896,106
Berkeley Group Holdings PLC *	175,951	8,516,390
BP PLC	38,914,946	271,454,715
British American Tobacco PLC	2,475,794	138,597,363
BT Group PLC	18,040,059	50,213,730
Bunzl PLC	511,556	19,364,406
Burberry Group PLC *	675,955	9,934,423
Centrica PLC	9,188,856	19,360,120
CK Hutchison Holdings Ltd.	6,304,595	56,698,168
Coca-Cola Europacific Partners PLC	184,900	19,972,898
Compass Group PLC	1,150,243	35,254,948
Croda International PLC	131,306	6,157,873
Currys PLC	4,273,856	8,801,835
Diageo PLC	1,429,353	33,118,994
Drax Group PLC	606,141	6,368,995
Endeavour Mining PLC	54,660	3,379,828
Firstgroup PLC	1,775,330	4,308,516
GSK PLC	3,818,482	95,957,498
Haleon PLC	7,641,702	38,147,797
Hays PLC	7,728,219	8,052,280
HSBC Holdings PLC	14,045,660	291,054,795
Imperial Brands PLC	1,157,128	39,644,434
Inchcape PLC	812,089	9,353,251
Informa PLC	1,510,810	18,463,881
Intertek Group PLC	143,236	11,350,952
Investec PLC	894,957	8,044,726
ITV PLC	7,746,194	7,456,625
J Sainsbury PLC	6,959,815	31,478,883
JD Sports Fashion PLC	7,744,402	9,103,378
Johnson Matthey PLC	397,022	12,251,307
Kingfisher PLC	6,258,869	26,772,616
Legal & General Group PLC	5,992,945	23,839,436
Lloyds Banking Group PLC	54,374,680	81,056,440
London Stock Exchange Group PLC	169,229	20,649,659
M&G PLC	4,206,914	20,020,104
Marks & Spencer Group PLC	3,443,342	18,431,169
Melrose Industries PLC	1,463,447	10,222,295
Mondi PLC	654,069	7,716,817
National Grid PLC	3,415,880	54,185,620
NatWest Group PLC	6,944,199	63,965,129
Next PLC	78,186	16,510,211
Pearson PLC	793,934	13,277,586
Persimmon PLC	933,082	14,908,879
Prudential PLC	1,373,857	18,962,032
Reckitt Benckiser Group PLC	550,426	38,298,447
RELX PLC	772,593	27,988,705
Rentokil Initial PLC	1,284,119	6,018,666
Rio Tinto PLC	1,860,611	193,585,559
Rolls-Royce Holdings PLC	578,082	11,993,149
RS Group PLC	818,086	8,390,802
Sage Group PLC	680,711	10,078,154
Serco Group PLC	2,126,133	7,465,962
Severn Trent PLC	235,271	10,035,123
Shell PLC	13,875,617	629,186,046
Smith & Nephew PLC	896,218	12,910,355
Smiths Group PLC	304,168	10,771,651
SSE PLC	752,178	24,974,971
St. James's Place PLC	265,548	4,269,955
Standard Chartered PLC	1,833,861	54,127,806
Standard Life PLC	578,131	7,368,001
Taylor Wimpey PLC	5,306,367	6,123,849
Tesco PLC	12,612,773	78,200,109
Travis Perkins PLC	548,852	4,848,029
Unilever PLC	1,709,860	110,718,565
SECURITY	NUMBER OF SHARES	VALUE ($)
United Utilities Group PLC	549,119	10,653,730
Vodafone Group PLC	82,851,731	133,055,316
Whitbread PLC	152,180	5,073,547
		3,526,448,537

United States 0.1%
Aegon Ltd.	901,676	8,320,436
Autoliv, Inc.	102,019	12,365,723
Coronado Global Resources, Inc., CDI *(a)	8,093,129	1,304,987
Lululemon Athletica, Inc. *	36,885	4,435,790
Versigent PLC *	108,487	5,142,284
		31,569,220
Total Common Stocks (Cost $16,279,249,703)		25,829,609,664

PREFERRED STOCKS 0.9% OF NET ASSETS

Germany 0.4%
Dr. Ing hc F Porsche AG (a)	205,260	10,827,101
FUCHS SE	127,773	5,975,431
Henkel AG & Co. KGaA	220,696	19,493,640
Porsche Automobil Holding SE	215,193	7,129,089
Volkswagen AG	522,934	47,185,925
		90,611,186

Republic of Korea 0.5%
Hanwha Corp.	39,909	1,199,953
Hanwha Machinery & Service Holdings Co. Ltd. *	64,280	143,486
Hyundai Motor Co.	53,015	7,348,345
Hyundai Motor Co. 2nd	81,617	11,366,506
LG Chem Ltd.	10,380	966,252
Samsung Electronics Co. Ltd.	885,402	120,654,299
Samsung Fire & Marine Insurance Co. Ltd.	3,668	1,141,727
		142,820,568

Spain 0.0%
Grifols SA, B Shares	308,815	2,392,658
Total Preferred Stocks (Cost $144,975,161)		235,824,412

WARRANTS 0.0% OF NET ASSETS

Canada 0.0%
Constellation Software, Inc.
expires 03/31/40 *(c)	1,396	0
Total Warrants (Cost $0)		0
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 0.3% OF NET ASSETS

Money Market Funds 0.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)	19,768,348	19,768,348
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	72,923,817	72,923,817
		92,692,165
Total Short-Term Investments (Cost $92,692,165)		92,692,165
Total Investments in Securities (Cost $16,516,917,029)		26,158,126,241

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	697	112,523,680	948,130

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Security is traded on separate exchanges for the same issuer.
(c)	Fair valued using significant unobservable inputs.
(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $68,926,722.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
GDR —	Global Depositary Receipt
REIT —	Real Estate Investment Trust
SDR —	Swedish Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	18.7%
Industrials	14.8%
Materials	11.2%
Consumer Discretionary	11.2%
Energy	11.1%
Information Technology	9.9%
Consumer Staples	7.2%
Health Care	6.5%
Communication Services	4.6%
Utilities	3.7%
Other (b)	0.7%
Short-Term Investments	0.3%
Total	99.9%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$25,829,609,664	$—	$—	$25,829,609,664
Preferred Stocks[1]	235,824,412	—	—	235,824,412
Warrants
Canada	—	—	0 *	0
Short-Term Investments[1]	92,692,165	—	—	92,692,165
Futures Contracts[2]	948,130	—	—	948,130
Total	$26,159,074,371	$—	$0	$26,159,074,371

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $16,516,917,029) including securities on loan of $68,926,722		$26,158,126,241
Cash		2,340
Foreign currency, at value (cost $17,196,936)		17,207,387
Deposit with broker for futures contracts		6,972,534
Receivables:
Dividends		53,045,969
Foreign tax reclaims		21,179,803
Income from securities on loan	+	200,003
Total assets		26,256,734,277

Liabilities
Collateral held for securities on loan		72,923,817
Payables:
Management fees		5,100,456
Variation margin on futures contracts	+	313,651
Total liabilities		78,337,924
Net assets		$26,178,396,353

Net Assets by Source
Capital received from investors		$16,181,910,013
Total distributable earnings	+	9,996,486,340
Net assets		$26,178,396,353

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$26,178,396,353		470,300,000		$55.66

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $41,568,474)		$444,982,804
Other Interest		122,981
Interest received from securities - unaffiliated issuers		13,239
Securities on loan, net	+	2,931,670
Total investment income		448,050,694

Expenses
Management fees		29,744,476
Professional fees	+	69,089 [1]
Total expenses		29,813,565
Expense reduction	–	69,089 [1]
Net expenses	–	29,744,476
Net investment income		418,306,218

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		94,012,449
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		454,076,375
Net realized gains on futures contracts		8,574,129
Net realized losses on foreign currency transactions	+	(8,668,704)
Net realized gains		547,994,249
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		483,859,921
Net change in unrealized appreciation (depreciation) on futures contracts		(4,551,281)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(991,581)
Net change in unrealized appreciation (depreciation)		478,317,059
Net realized and unrealized gains		1,026,311,308
Increase in net assets resulting from operations		$1,444,617,526

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$418,306,218	$522,986,749
Net realized gains		547,994,249	851,007,397
Net change in unrealized appreciation (depreciation)	+	478,317,059	6,578,856,911
Increase in net assets resulting from operations		$1,444,617,526	$7,952,851,057

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($134,016,490 )	($650,252,050 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		40,600,000	$2,138,360,008	68,100,000	$2,926,201,091
Shares redeemed	+	(12,600,000)	(646,408,566)	(22,700,000)	(955,553,897)
Net transactions in fund shares		28,000,000	$1,491,951,442	45,400,000	$1,970,647,194

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		442,300,000	$23,375,843,875	396,900,000	$14,102,597,674
Total increase	+	28,000,000	2,802,552,478	45,400,000	9,273,246,201
End of period		470,300,000	$26,178,396,353	442,300,000	$23,375,843,875
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$50.74	$35.69	$34.37	$32.72	$35.86	$36.11
Income (loss) from investment operations:
Net investment income (loss)[1]	0.83	1.13	0.96	0.85	0.80	0.73
Net realized and unrealized gains (losses)	0.13 [2]	15.64	1.59	1.80	(3.32)	(0.01)
Total from investment operations	0.96	16.77	2.55	2.65	(2.52)	0.72
Less distributions:
Distributions from net investment income	(0.28)	(1.72)	(1.23)	(1.00)	(0.62)	(0.97)
Net asset value at end of period	$51.42	$50.74	$35.69	$34.37	$32.72	$35.86
Total return	1.93%*	47.78%	7.50%	8.23%	(6.91%)	1.86%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%**	0.39%	0.39%	0.39%	0.39%[3]	0.39%
Net investment income (loss)	3.39%**	2.67%	2.71%	2.56%	2.53%	1.90%
Portfolio turnover rate[4]	13%*	29%	33%	22%	30%	28%
Net assets, end of period (x 1,000,000)	$3,183	$3,430	$3,141	$3,206	$2,850	$2,686

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]
The per share amount does not accord with the change in aggregate gains and losses in securities on the Statement of Operations during the period because of the timing of sales and repurchases of fund shares in relation to fluctuating market values.

[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 99.1% OF NET ASSETS

Australia 5.2%
Accent Group Ltd.	430,112	220,391
ALS Ltd.	196,157	3,125,003
Amotiv Ltd.	116,664	529,234
AMP Ltd.	2,126,353	3,626,766
Ansell Ltd.	130,057	3,799,983
ARB Corp. Ltd.	58,161	801,944
ASX Ltd. (a)	73,370	2,951,876
Austal Ltd. *	246,286	730,714
Bank of Queensland Ltd.	593,702	2,778,362
Bapcor Ltd. (a)	543,586	264,901
Beach Energy Ltd.	3,289,013	2,038,867
Bega Cheese Ltd.	263,953	1,146,321
Bendigo & Adelaide Bank Ltd.	399,922	3,075,263
Breville Group Ltd. (a)	48,486	1,126,514
CAR Group Ltd. (a)	91,605	1,815,188
Challenger Ltd.	214,456	1,452,370
Champion Iron Ltd.	692,204	1,741,199
Charter Hall Group	153,555	2,126,074
Cleanaway Waste Management Ltd.	1,739,702	3,241,570
Cochlear Ltd. (a)	28,377	2,723,448
Collins Foods Ltd.	46,460	271,359
Credit Corp. Group Ltd.	40,833	409,974
Dexus	660,132	2,734,424
Domino's Pizza Enterprises Ltd.	97,496	1,457,499
Eagers Automotive Ltd.	178,423	2,731,236
Elders Ltd. (a)	282,541	1,218,948
Evolution Mining Ltd.	540,463	5,763,365
Flight Centre Travel Group Ltd. (a)	93,092	785,896
G8 Education Ltd.	892,810	86,377
GPT Group	758,171	2,553,714
GrainCorp Ltd., Class A	498,923	2,209,679
Harvey Norman Holdings Ltd.	612,877	1,879,855
Healius Ltd. *(a)	1,618,763	493,037
Helia Group Ltd.	276,191	997,579
IDP Education Ltd.	361,854	457,705
IGO Ltd. *	475,317	2,960,127
Iluka Resources Ltd.	618,655	3,041,444
Inghams Group Ltd. (a)	351,591	511,495
IPH Ltd.	114,717	274,588
IRESS Ltd.	164,880	671,156
Karoon Energy Ltd.	496,534	622,722
Lendlease Corp. Ltd.	363,992	766,913
Lottery Corp. Ltd.	598,946	2,141,881
Lynas Rare Earths Ltd. *	106,795	1,219,962
Macmahon Holdings Ltd.	911,759	646,878
Magellan Financial Group Ltd.	231,479	1,489,687
Mirvac Group	3,532,354	4,607,261
Monadelphous Group Ltd.	73,483	1,518,234
Myer Holdings Ltd.	1,369,566	196,300
New Hope Corp. Ltd.	913,653	3,948,260
nib holdings Ltd.	318,484	1,552,043
Nickel Industries Ltd. *	2,834,053	1,736,526
Nine Entertainment Co. Holdings Ltd.	2,099,318	1,451,820
NRW Holdings Ltd.	471,071	2,552,204
Nufarm Ltd. *	619,226	1,406,746
Orora Ltd.	1,539,633	1,610,932
Perenti Ltd.	1,045,962	1,694,071
Perpetual Ltd.	79,385	1,084,917
Perseus Mining Ltd.	659,228	3,061,384
PLS Group Ltd. *	1,183,009	4,578,139
Premier Investments Ltd.	96,668	800,151
Qantas Airways Ltd.	437,932	2,956,411
Ramelius Resources Ltd.	527,706	1,448,432
SECURITY	NUMBER OF SHARES	VALUE ($)
REA Group Ltd.	9,453	1,200,711
Reece Ltd.	265,504	3,202,303
Region Group	692,116	1,111,051
Regis Resources Ltd.	459,703	2,734,404
Reliance Worldwide Corp. Ltd.	816,695	2,452,342
Resolute Mining Ltd. *	723,659	710,496
Sandfire Resources Ltd. *	171,136	2,813,468
SEEK Ltd.	172,462	1,815,609
Service Stream Ltd.	470,672	816,283
SGH Ltd.	96,534	2,740,264
Sigma Healthcare Ltd.	646,819	1,246,930
Sims Ltd.	353,386	6,164,205
Stanmore Resources Ltd.	588,727	1,156,037
Steadfast Group Ltd.	523,931	2,192,775
Super Retail Group Ltd.	181,762	1,751,994
Tabcorp Holdings Ltd.	2,437,253	1,537,059
TPG Telecom Ltd.	766,969	2,072,175
Treasury Wine Estates Ltd. *	1,085,690	4,263,768
Ventia Services Group Ltd.	589,935	2,304,135
Vicinity Ltd.	2,235,304	3,988,808
Viva Energy Group Ltd.	1,120,974	2,377,905
West African Resources Ltd. *	225,376	605,684
Yancoal Australia Ltd.	348,132	1,541,841
		164,717,566

Austria 0.7%
ANDRITZ AG	56,581	5,481,420
EVN AG	31,657	1,082,958
Kontron AG *(a)	35,919	913,744
Lenzing AG *(a)	31,033	825,497
Mayr Melnhof Karton AG (a)	19,678	1,732,633
Oesterreichische Post AG (a)	28,590	1,031,174
Palfinger AG	18,009	665,232
Strabag SE, Bearer Shares	23,449	2,574,023
Telekom Austria AG	73,360	862,375
UNIQA Insurance Group AG	84,009	1,717,493
Verbund AG	27,064	1,864,245
Vienna Insurance Group AG Wiener Versicherung Gruppe	31,717	2,660,025
		21,410,819

Belgium 1.1%
Ackermans & van Haaren NV	13,908	4,416,920
Aedifica SA	35,689	2,814,884
Azelis Group NV	257,124	3,712,531
Barco NV	74,157	674,913
Bekaert SA	55,965	2,538,598
Colruyt Group NV	55,115	2,484,036
Deme Group NV	5,304	1,075,732
D'ieteren Group	13,500	2,802,300
Elia Group SA	18,340	2,733,269
Fagron	40,553	1,048,116
KBC Ancora	10,648	1,152,764
Lotus Bakeries NV	79	1,170,939
Melexis NV	17,052	1,307,301
Ontex Group NV *	96,148	302,109
Solvay SA	104,077	3,123,947
Tessenderlo Group SA	20,234	539,412
Titan SA	25,785	1,608,414
Viohalco SA	21,699	430,007
Warehouses De Pauw CVA	45,772	1,116,543
		35,052,735

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Canada 8.9%
ADENTRA, Inc.	8,346	213,843
Advantage Energy Ltd. *	177,735	1,426,957
Aecon Group, Inc.	99,008	3,101,722
Air Canada *	240,439	4,733,160
AKITA Drilling Ltd. *	13,485	37,256
Alamos Gold, Inc., Class A	80,552	2,950,610
Algoma Steel Group, Inc. *	354,193	1,492,092
Allied Properties Real Estate Investment Trust	200,063	1,226,672
Altus Group Ltd.	23,554	798,386
Aris Mining Corp. *	69,888	1,396,953
Aritzia, Inc. *	20,387	1,942,228
Athabasca Oil Corp. *	397,396	3,047,190
AtkinsRealis Group, Inc.	75,949	4,601,974
ATS Corp. *	55,907	1,077,570
Badger Infrastructure Solutions Ltd.	17,679	1,060,000
Baytex Energy Corp.	1,461,270	7,093,953
Birchcliff Energy Ltd.	479,061	2,256,559
Bird Construction, Inc.	41,123	2,008,243
Bombardier, Inc., Class B *	18,060	3,906,161
Boyd Group Services, Inc.	16,967	1,473,460
Brookfield Business Corp., Class A	38,536	1,054,368
Brookfield Infrastructure Corp., Class A (a)	111,132	4,254,328
Brookfield Renewable Corp. (a)	92,882	2,989,537
Brookfield Wealth Solutions Ltd. *	19,007	783,561
BRP, Inc.	52,801	3,259,166
CAE, Inc. *	148,325	3,587,490
Cameco Corp.	29,879	2,948,889
Canaccord Genuity Group, Inc.	83,785	878,162
Canada Goose Holdings, Inc. *	68,477	565,579
Canada Packers, Inc.	4,199	50,462
Canadian Apartment Properties REIT	110,955	2,609,199
Canadian Solar, Inc. *(a)	151,116	1,863,260
Canadian Utilities Ltd., Class A	121,716	4,556,777
Canfor Corp. *	226,766	2,363,679
Capstone Copper Corp. *	184,203	2,136,611
Cardinal Energy Ltd.	138,453	1,197,469
Cargojet, Inc.	20,264	1,235,456
Cascades, Inc.	204,398	2,440,155
Celestica, Inc. *	17,525	5,256,868
Centerra Gold, Inc.	221,301	5,069,985
CES Energy Solutions Corp.	188,498	2,525,000
Chartwell Retirement Residences	98,809	1,469,697
Chemtrade Logistics Income Fund	171,035	1,879,004
China Gold International Resources Corp. Ltd.	92,044	3,008,135
Choice Properties Real Estate Investment Trust	136,598	1,501,662
Cogeco Communications, Inc.	73,225	3,164,474
Colliers International Group, Inc.	21,226	2,132,093
Crombie Real Estate Investment Trust	104,675	1,229,250
Definity Financial Corp.	44,091	2,337,653
Descartes Systems Group, Inc. *	17,668	1,421,418
DPM Metals, Inc.	75,666	3,423,882
Dream Industrial Real Estate Investment Trust	120,956	1,185,740
Eldorado Gold Corp.	88,373	3,957,438
Enerflex Ltd.	114,137	2,326,705
Enghouse Systems Ltd.	23,813	298,028
EQB, Inc.	13,920	1,280,845
Equinox Gold Corp.	188,343	2,431,898
ERO Copper Corp. *	45,596	1,696,159
Exchange Income Corp.	35,298	3,048,568
First Capital Real Estate Investment Trust	130,082	2,120,647
SECURITY	NUMBER OF SHARES	VALUE ($)
First Majestic Silver Corp.	71,364	1,472,272
FirstService Corp.	18,663	2,596,503
Fortuna Mining Corp. *	179,692	2,168,540
GFL Environmental, Inc.	99,990	4,223,771
Gibson Energy, Inc.	226,786	5,102,399
goeasy Ltd.	29,786	908,212
Granite Real Estate Investment Trust	28,472	1,820,294
H&R Real Estate Investment Trust	345,499	2,467,316
Hudbay Minerals, Inc.	184,485	5,279,175
IAMGOLD Corp. *	168,529	3,446,438
IGM Financial, Inc.	65,446	4,073,675
International Petroleum Corp. *	62,431	1,533,934
Killam Apartment Real Estate Investment Trust	63,389	819,855
Labrador Iron Ore Royalty Corp.	41,657	795,699
Lassonde Industries, Inc., Class A	2,737	466,433
Laurentian Bank of Canada	61,006	1,786,658
Leon's Furniture Ltd.	20,680	359,957
Lightspeed Commerce, Inc. *	56,289	593,221
Lionsgate Studios Corp. *	259,335	2,938,266
Lundin Gold, Inc.	8,943	636,777
Major Drilling Group International, Inc. *	42,708	522,798
Maple Leaf Foods, Inc.	88,094	1,687,785
Mullen Group Ltd. (a)	147,726	2,754,611
NFI Group, Inc. *	91,023	1,526,571
North West Co., Inc.	67,244	2,354,971
Northland Power, Inc.	336,360	5,032,177
OceanaGold Corp.	91,903	2,702,795
Onex Corp.	16,395	1,335,087
OR Royalties, Inc.	23,320	861,106
Pan American Silver Corp.	102,005	5,295,607
Paramount Resources Ltd., Class A (a)	102,204	2,329,688
Parex Resources, Inc.	295,629	6,081,901
Pason Systems, Inc.	93,074	994,991
Peyto Exploration & Development Corp. (a)	132,689	2,408,177
Precision Drilling Corp. *	27,637	2,533,441
Premium Brands Holdings Corp.	55,387	3,169,480
RB Global, Inc.	46,760	3,956,538
Richelieu Hardware Ltd.	50,130	1,286,247
RioCan Real Estate Investment Trust	270,343	4,064,018
Russel Metals, Inc.	109,132	5,807,305
Sagicor Financial Co. Ltd. (a)	93,310	611,163
Secure Waste Infrastructure Corp.	307,248	5,443,274
Sienna Senior Living, Inc.	56,173	844,439
SmartCentres Real Estate Investment Trust	82,026	1,625,964
South Bow Corp.	82,978	3,137,637
Spartan Delta Corp. *	126,709	1,195,523
Spin Master Corp.	62,334	900,185
SSR Mining, Inc.	151,348	5,686,877
Stantec, Inc.	49,988	3,643,719
Stella-Jones, Inc.	55,203	2,747,208
Superior Plus Corp.	423,570	2,202,943
Tamarack Valley Energy Ltd.	309,557	3,027,911
Teekay Tankers Ltd., Class A	29,804	2,671,631
TMX Group Ltd.	79,842	3,111,782
Torex Gold Resources, Inc.	68,684	3,356,662
TransAlta Corp. (a)	262,634	3,177,070
Transcontinental, Inc., Class A	197,031	777,436
Trican Well Service Ltd.	138,835	626,926
Vital Infrastructure Property Trust	208,087	789,539
Winpak Ltd.	30,040	953,444
		284,110,308

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
China 1.1%
Alibaba Health Information Technology Ltd. *	2,422,979	955,060
Bosideng International Holdings Ltd.	5,134,355	2,796,639
Budweiser Brewing Co. APAC Ltd.	2,124,041	1,624,332
China Medical System Holdings Ltd.	1,135,654	1,622,508
China Water Affairs Group Ltd.	1,008,472	573,748
Chow Tai Fook Jewellery Group Ltd.	1,682,159	2,780,960
Deep Source Holdings Ltd. *	4,197,995	302,561
FIH Mobile Ltd.	473,172	1,014,031
GCL Technology Holdings Ltd. *(a)	36,509,385	3,260,058
Hopson Development Holdings Ltd. *(b)	3,317,500	838,136
JOYY, Inc., ADR	63,635	4,749,716
KLN Logistics Group Ltd.	149,615	105,828
Lee & Man Paper Manufacturing Ltd.	2,602,693	1,269,922
Nine Dragons Paper Holdings Ltd. *	3,574,609	3,109,823
Sino Biopharmaceutical Ltd.	5,022,495	3,491,715
Towngas Smart Energy Co. Ltd. *	1,049,374	412,960
VSTECS Holdings Ltd.	1,302,920	1,642,923
Want Want China Holdings Ltd.	2,893,232	1,134,883
Xinyi Glass Holdings Ltd. (a)	2,911,184	3,258,663
		34,944,466

Cyprus 0.2%
Frontline PLC	110,288	4,828,409

Denmark 1.4%
AL Sydbank	30,042	3,172,119
Alm Brand AS	724,476	1,936,349
Bavarian Nordic AS *	23,139	782,410
D/S Norden AS	64,669	3,613,658
Demant AS *	66,806	2,996,008
Dfds AS *	90,686	2,116,613
FLSmidth & Co. AS	36,943	3,387,001
GN Store Nord AS *	185,552	2,787,043
H Lundbeck AS	307,316	2,015,249
Jyske Bank AS	23,538	4,008,772
Matas AS (a)	20,515	287,547
Netcompany Group AS *(a)	21,044	1,020,268
NKT AS *	17,258	2,455,161
NTG Nordic Transport Group AS, Class A *	11,131	487,769
Per Aarsleff Holding AS	13,025	1,416,795
Ringkjoebing Landbobank AS	4,829	1,348,455
Rockwool AS, B Shares (a)	55,598	1,790,112
Royal Unibrew AS	36,507	2,428,014
Scandinavian Tobacco Group AS, A Shares	124,892	1,436,143
Schouw & Co. AS	14,868	1,804,408
Tryg AS	191,935	4,596,085
		45,885,979

Faeroe Islands 0.0%
Bakkafrost P	22,687	1,106,494

Finland 1.4%
Amer Sports, Inc. *	16,081	491,275
Hiab OYJ, B shares	22,950	1,679,499
Huhtamaki OYJ	134,279	5,010,026
Kalmar OYJ, B Shares	35,671	1,607,694
Kemira OYJ	140,406	2,867,219
Konecranes OYJ	117,566	4,042,312
Lumo Kodit OYJ	78,187	735,204
Mandatum OYJ	242,108	1,785,826
SECURITY	NUMBER OF SHARES	VALUE ($)
Metsa Board OYJ, B Shares *	380,857	1,517,443
Nokian Renkaat OYJ (a)	287,919	5,504,990
Olvi OYJ, Class A	12,060	451,086
Orion OYJ, B Shares	51,343	4,717,524
Sanoma OYJ	64,965	726,712
Terveystalo OYJ (a)	104,235	922,624
Tieto OYJ	207,885	4,790,945
Tokmanni Group Corp. (a)	54,897	471,886
Valmet OYJ	170,086	5,666,359
YIT OYJ *	42,948	167,126
		43,155,750

France 4.0%
Aeroports de Paris SA	21,348	2,678,165
Air France-KLM *	274,497	3,703,507
Alten SA	53,098	4,733,833
Amundi SA	49,561	5,434,611
Atos Group *(a)	40,380	1,312,413
Beneteau SACA	34,723	235,148
BioMerieux	28,316	2,468,533
Bollore SE (a)	374,891	1,672,217
Canal & SA	231,544	823,117
Carmila SA	57,162	1,053,094
Cie de L'Odet SE	643	993,388
Clariane SE *	584,026	2,702,763
Coface SA	114,511	2,108,302
Constellium SE, Class A *	224,599	5,936,152
Covivio SA	37,323	2,172,054
Dassault Aviation SA	4,075	1,343,372
Derichebourg SA	207,504	2,223,562
Edenred SE	190,189	6,645,377
Eramet SA *(a)	23,837	1,254,868
Eutelsat Communications SACA *(a)	294,875	630,420
FDJ UNITED (a)	97,152	2,524,493
Fnac Darty SA	50,257	2,016,977
Gaztransport Et Technigaz SA	8,837	2,153,608
Gecina SA	29,303	2,328,223
Getlink SE	121,944	2,670,104
ICADE	72,929	1,540,953
ID Logistics Group SACA *	2,186	843,033
Imerys SA	73,465	2,124,889
Ipsen SA	21,686	4,108,561
IPSOS SA	63,563	2,850,021
JCDecaux SE	109,830	3,005,749
Klepierre SA	117,108	5,095,780
Louis Hachette Group	194,786	405,011
Mercialys SA	64,256	828,501
Metropole Television SA	99,229	1,380,867
Nexans SA	29,348	4,755,641
Nexity SA *(a)	141,349	1,085,302
Opmobility	112,144	1,642,659
Pierre Et Vacances SA *	178,742	386,185
Remy Cointreau SA	26,373	1,401,239
Sartorius Stedim Biotech	8,924	2,031,758
Societe BIC SA	29,649	2,348,826
Societe LDC SADIR	990	123,738
SOITEC *	24,808	3,311,068
Sopra Steria Group	26,209	5,440,407
SPIE SA	88,805	4,491,405
Stef SA	3,067	443,903
Television Francaise 1 SA	203,843	1,617,234
Trigano SA	10,007	1,801,739
Ubisoft Entertainment SA *(a)	174,224	1,022,821
Vallourec SACA	198,464	4,294,879
Verallia SA (a)	56,828	1,291,843
Vicat SACA	28,609	2,143,477
Virbac SACA	2,683	1,005,094
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Viridien *	8,037	819,681
Vivendi SE	693,070	1,298,577
		126,759,142

Germany 3.3%
AIXTRON SE	46,934	1,951,217
Auto1 Group SE *	70,898	1,852,989
Bechtle AG	113,760	4,931,597
Bilfinger SE	22,994	2,238,283
CANCOM SE	42,934	1,097,186
Carl Zeiss Meditec AG, Bearer Shares	49,123	1,833,949
Cewe Stiftung & Co. KGaA	6,468	793,397
CTS Eventim AG & Co. KGaA	13,515	918,392
Delivery Hero SE *(a)	72,230	3,081,732
Deutsche Pfandbriefbank AG *(a)	162,990	642,204
Deutz AG	188,480	2,789,273
Duerr AG	73,195	1,571,230
DWS Group GmbH & Co. KGaA	23,323	2,052,218
Fielmann Group AG	17,143	778,610
Fraport AG Frankfurt Airport Services Worldwide	16,524	1,215,957
Freenet AG	75,028	2,123,034
Gerresheimer AG *(a)	31,421	1,026,341
Grenke AG	19,799	270,003
Hella GmbH & Co. KGaA	6,146	503,313
HelloFresh SE *	556,243	1,780,739
Hensoldt AG	10,663	1,061,492
HOCHTIEF AG	3,759	1,826,924
Hornbach Holding AG & Co. KGaA	16,384	1,573,917
HUGO BOSS AG (a)	64,602	2,900,360
Indus Holding AG	6,539	280,661
Jenoptik AG	51,486	2,373,106
JOST Werke SE	18,691	1,361,308
Knorr-Bremse AG	39,733	4,873,844
Krones AG	13,766	1,934,860
LEG Immobilien SE	44,094	2,518,978
Mutares SE & Co. KGaA	14,875	438,881
Nemetschek SE	11,820	965,226
Nordex SE *	27,412	1,201,708
Rational AG	1,961	1,436,214
RENK Group AG	8,595	469,295
SAF-Holland SE	59,992	1,550,528
Salzgitter AG	91,710	6,061,573
Schaeffler AG	175,426	1,503,858
Scout24 SE	21,983	2,037,728
Siltronic AG *	25,679	2,356,468
Sixt SE	15,714	1,335,234
SMA Solar Technology AG *	8,752	602,863
Stabilus SE	34,846	699,444
Stroeer SE & Co. KGaA (a)	35,120	1,599,179
Suedzucker AG *(a)	146,085	2,168,667
TAG Immobilien AG	99,578	1,463,222
Talanx AG	34,550	5,024,684
TeamViewer SE *	150,355	1,228,679
Traton SE (a)	118,733	5,298,893
TUI AG	370,357	3,026,072
United Internet AG	122,064	3,868,017
Wacker Chemie AG *	44,361	4,836,063
Wacker Neuson SE	39,421	1,044,044
Wuestenrot & Wuerttembergische AG	38,097	639,020
		105,012,674

SECURITY	NUMBER OF SHARES	VALUE ($)
Guernsey 0.0%
Burford Capital Ltd. (a)	156,491	679,794
Sirius Real Estate Ltd.	380,377	505,401
		1,185,195

Hong Kong 2.1%
ASMPT Ltd.	274,451	5,741,579
Bank of East Asia Ltd.	719,098	1,697,920
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	0
Cathay Pacific Airways Ltd.	1,427,191	2,621,605
CK Infrastructure Holdings Ltd.	121,043	1,007,495
Crystal International Group Ltd.	955,219	854,169
CTF Services Ltd.	790,333	805,526
Dah Sing Financial Holdings Ltd.	142,746	827,782
DFI Retail Group Holdings Ltd.	372,573	1,382,246
Fortune Real Estate Investment Trust	896,057	508,649
Futu Holdings Ltd., ADR	13,777	1,682,723
Galaxy Entertainment Group Ltd.	751,659	3,275,378
Grand Pharmaceutical Group Ltd.	1,067,798	683,779
Hang Lung Group Ltd.	656,993	1,038,376
Hang Lung Properties Ltd.	1,403,196	1,249,386
Henderson Land Development Co. Ltd.	879,893	3,014,801
HK Electric Investments & HK Electric Investments Ltd.	1,216,347	978,285
HKBN Ltd. (a)	1,310,215	1,019,519
Hongkong Land Holdings Ltd.	593,790	4,839,389
Hysan Development Co. Ltd.	502,949	1,022,027
Johnson Electric Holdings Ltd.	526,711	1,320,255
Kerry Properties Ltd.	675,209	1,589,122
Kingboard Laminates Holdings Ltd.	930,883	5,507,425
Luk Fook Holdings International Ltd.	469,716	1,300,223
Man Wah Holdings Ltd.	1,744,710	691,047
Melco Resorts & Entertainment Ltd., ADR *	205,229	1,042,563
MTR Corp. Ltd.	1,010,358	4,168,099
PAX Global Technology Ltd.	672,142	349,391
PCCW Ltd.	3,445,395	2,355,735
Sino Land Co. Ltd.	1,744,187	2,300,574
Skyworth Group Ltd. *	2,204,158	1,186,528
Stella International Holdings Ltd.	547,000	864,533
Swire Properties Ltd.	544,021	1,664,131
United Laboratories International Holdings Ltd.	1,183,073	1,244,299
Vitasoy International Holdings Ltd.	617,833	509,521
VTech Holdings Ltd.	236,536	1,543,354
Wharf Holdings Ltd.	564,566	1,355,367
Wharf Real Estate Investment Co. Ltd.	1,269,187	4,996,251
		68,239,052

Indonesia 0.1%
First Pacific Co. Ltd.	2,518,864	1,600,136

Iraq 0.0%
United Energy Group Ltd. *	9,874,425	522,736

Ireland 0.5%
Alkermes PLC *	22,577	1,060,893
Cairn Homes PLC	477,347	1,433,519
Cimpress PLC *	8,689	774,277
Dole PLC	75,874	1,050,855
Glanbia PLC	132,312	3,402,775
Glenveagh Properties PLC *	458,743	1,305,545
Grafton Group PLC, CDI	247,802	3,500,135
Greencore Group PLC	654,506	2,367,528
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Uniphar PLC	59,740	294,577
		15,190,104

Isle Of Man 0.0%
Playtech PLC *	222,782	1,227,522

Israel 2.0%
Alony Hetz Properties & Investments Ltd.	93,629	996,336
Azrieli Group Ltd.	6,187	817,710
Bezeq The Israeli Telecommunication Corp. Ltd.	1,645,203	4,315,862
Cellcom Israel Ltd.	77,259	913,887
Clal Insurance Enterprises Holdings Ltd.	22,275	1,961,671
Delek Automotive Systems Ltd. *	45,576	296,466
Delek Group Ltd.	104,974	2,953,754
Delek Yizum Nechasim Ltd. *	10,280	219,465
Delta Galil Ltd.	9,669	585,414
Elbit Systems Ltd.	4,942	3,474,855
Elco Ltd.	10,587	451,345
Electra Ltd.	19,268	756,515
Equital Ltd. *	14,556	523,438
Etoro Group Ltd., Class A *	22,621	723,420
Fattal Holdings 1998 Ltd. *	3,669	872,041
FIBI Holdings Ltd.	13,316	1,380,573
First International Bank of Israel Ltd.	27,553	2,161,776
Formula Systems 1985 Ltd.	7,250	926,278
Fox Wizel Ltd.	2,620	286,144
Harel Insurance Investments & Financial Services Ltd.	33,006	2,131,586
Inmode Ltd. *	84,310	1,261,278
Isracard Ltd. *	114,598	432,359
Israel Corp. Ltd.	85,110	2,392,534
Migdal Insurance & Financial Holdings Ltd. *	107,103	722,059
Mivne Real Estate KD Ltd.	173,886	746,531
Neto Malinda Trading Ltd.	4,110	159,725
Nice Ltd. *	14,425	1,572,543
Nice Ltd. ADR *	32,442	3,542,017
Nova Ltd. *	2,549	888,199
Partner Communications Co. Ltd.	88,979	1,096,154
Paz Retail & Energy Ltd.	4,487	1,300,111
Phoenix Financial Ltd.	69,129	4,330,723
Plus500 Ltd.	69,881	3,575,663
Rami Levy Chain Stores Hashikma Marketing 2006 Ltd.	6,599	772,662
Shikun & Binui Ltd. *	138,813	824,706
Shufersal Ltd.	135,239	1,701,230
Strauss Group Ltd.	34,616	1,299,074
Taboola.com Ltd. *	240,327	896,420
Tower Semiconductor Ltd. *	35,041	7,156,067
Wix.com Ltd. *	12,171	1,074,091
		62,492,682

Italy 2.4%
ACEA SpA	51,610	1,256,555
Amplifon SpA	126,818	1,784,681
Azimut Holding SpA	100,466	4,519,839
Banca Generali SpA	30,974	2,376,438
Banca Mediolanum SpA	177,022	4,945,369
Banca Monte dei Paschi di Siena SpA	238,847	3,210,588
BFF Bank SpA *(a)	327,807	1,197,174
Buzzi SpA	73,590	3,509,895
CIR SpA-Compagnie Industriali *	150,508	131,647
Danieli & C Officine Meccaniche SpA	8,851	683,707
SECURITY	NUMBER OF SHARES	VALUE ($)
De' Longhi SpA	56,946	2,799,402
DiaSorin SpA	17,918	1,579,331
Enav SpA	202,653	1,178,185
ERG SpA	45,848	1,185,501
FinecoBank Banca Fineco SpA	178,399	4,915,452
Hera SpA	466,926	2,067,556
Infrastrutture Wireless Italiane SpA	130,309	936,204
Interpump Group SpA	57,286	2,496,708
Iren SpA	761,953	2,184,388
Italgas SpA	385,745	3,936,841
Lottomatica Group SpA	60,467	1,785,461
Nexi SpA (a)	807,706	4,131,030
OVS SpA	206,772	1,431,510
Piaggio & C SpA (a)	177,740	413,751
Pirelli & C SpA	509,857	3,941,421
PRADA SpA	391,667	2,049,441
Recordati Industria Chimica e Farmaceutica SpA	48,696	2,972,504
Reply SpA	14,914	2,117,004
Saipem SpA	966,355	5,124,292
Salvatore Ferragamo SpA *	105,187	1,168,701
Sesa SpA	8,226	909,666
SOL SpA	15,866	1,037,605
Technogym SpA	44,346	682,023
Webuild SpA (a)	231,862	598,992
		75,258,862

Japan 30.1%
& ST HD Co. Ltd.	57,537	1,217,791
77 Bank Ltd.	92,305	2,307,986
ABC-Mart, Inc. (a)	111,670	1,900,268
Acom Co. Ltd.	374,126	1,139,750
Activia Properties, Inc.	1,116	949,713
ADEKA Corp.	124,437	3,631,929
Advance Residence Investment Corp.	1,231	1,120,808
AEON Financial Service Co. Ltd.	162,221	1,698,447
AEON REIT Investment Corp.	1,348	999,425
Aica Kogyo Co. Ltd.	69,781	1,813,838
Aichi Steel Corp.	63,769	1,305,768
Ain Holdings, Inc.	44,025	1,695,443
Aisan Industry Co. Ltd.	54,012	806,316
ALSOK Co. Ltd.	373,670	2,846,486
Amano Corp.	65,221	1,619,753
Anritsu Corp.	120,221	2,576,890
AOKI Holdings, Inc.	55,120	611,275
Aoyama Trading Co. Ltd.	218,448	1,057,393
Aozora Bank Ltd.	84,325	1,799,553
Arata Corp.	80,947	1,381,262
ARCHION Corp. *	925,576	1,599,668
ARCLANDS Corp.	90,974	1,056,175
Arcs Co. Ltd.	93,602	2,195,056
ARE Holdings, Inc.	102,180	2,527,387
Artience Co. Ltd.	53,484	1,728,153
As One Corp.	47,913	757,721
Asahi Intecc Co. Ltd.	73,125	1,726,299
Asics Corp.	160,009	4,508,848
ASKUL Corp.	40,855	332,837
Autobacs Seven Co. Ltd.	127,981	1,267,028
Axial Retailing, Inc.	17,585	141,719
Azbil Corp.	341,507	3,269,759
BayCurrent, Inc.	43,067	2,209,242
Belc Co. Ltd.	16,188	692,345
Bic Camera, Inc. (a)	165,142	1,841,748
BIPROGY, Inc.	87,375	2,605,465
Blue Zones Holdings Co. Ltd.	110,200	1,273,516
BML, Inc.	34,032	782,100
Bunka Shutter Co. Ltd.	56,963	679,868
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Calbee, Inc.	105,105	2,038,324
Canon Marketing Japan, Inc.	135,382	3,169,750
Capcom Co. Ltd.	91,594	2,449,083
Casio Computer Co. Ltd.	339,555	5,342,258
CCI Group, Inc.	162,910	1,321,071
Chiba Bank Ltd.	275,409	4,863,354
Chudenko Corp.	31,418	995,492
Chugin Financial Group, Inc.	74,720	1,672,246
Chugoku Marine Paints Ltd.	36,424	819,965
Citizen Watch Co. Ltd.	311,172	5,506,572
CKD Corp.	63,329	2,216,783
Coca-Cola Bottlers Japan Holdings, Inc.	110,195	2,713,904
Colowide Co. Ltd. (a)	69,479	933,667
Cosmos Pharmaceutical Corp.	75,351	3,068,396
Create SD Holdings Co. Ltd.	41,574	883,833
Credit Saison Co. Ltd.	131,581	3,848,679
CyberAgent, Inc.	464,374	3,940,178
Daicel Corp.	383,820	3,569,133
Dai-Dan Co. Ltd.	69,098	1,192,054
Daido Steel Co. Ltd.	347,610	4,978,140
Daihen Corp.	18,072	1,456,443
Daiichi Jitsugyo Co. Ltd.	5,780	138,261
Daiichikosho Co. Ltd.	87,125	1,036,858
Daio Paper Corp.	226,001	1,392,561
Daiseki Co. Ltd.	40,679	966,698
Daishi Hokuetsu Financial Group, Inc.	119,093	1,940,449
Daiwa House REIT Investment Corp.	2,325	1,700,492
Daiwa Office Investment Corp.	340	680,234
Daiwa Securities Living Investments Corp.	1,231	729,990
DCM Holdings Co. Ltd.	168,406	1,679,895
DeNA Co. Ltd.	63,489	1,022,336
Denka Co. Ltd.	233,586	4,921,988
Dexerials Corp.	106,266	2,044,869
DMG Mori Co. Ltd.	157,718	2,952,984
Doshisha Co. Ltd.	11,850	225,209
Doutor Nichires Holdings Co. Ltd.	48,452	1,033,088
DTS Corp.	121,052	870,207
Duskin Co. Ltd.	43,413	1,282,858
DyDo Group Holdings, Inc.	20,679	394,946
Eagle Industry Co. Ltd.	35,570	682,689
Earth Corp.	21,966	680,183
EDION Corp.	196,441	3,137,988
Elecom Co. Ltd.	48,984	619,604
Exedy Corp.	50,798	1,975,363
Ezaki Glico Co. Ltd.	65,175	2,109,581
FCC Co. Ltd.	49,243	1,288,930
Ferrotec Corp.	50,934	2,969,383
Food & Life Cos. Ltd.	63,200	2,329,015
FP Corp.	64,351	1,131,920
Fuji Co. Ltd.	61,305	789,274
Fuji Corp.	89,688	4,006,601
Fuji Media Holdings, Inc.	86,134	2,264,257
Fuji Oil Co. Ltd.	88,725	2,566,827
Fuji Seal International, Inc.	56,953	1,187,598
Fukuda Denshi Co. Ltd.	18,887	1,445,250
Fukuoka Financial Group, Inc.	93,035	4,591,307
Fukuyama Transporting Co. Ltd.	50,763	2,005,789
Furukawa Co. Ltd.	41,212	1,152,269
Furuno Electric Co. Ltd.	9,815	465,874
Fuyo General Lease Co. Ltd.	72,532	2,008,432
Glory Ltd.	62,737	1,906,526
GLP J-Reit	1,954	1,638,377
GMO internet group, Inc.	49,323	1,296,584
Goldwin, Inc.	85,696	1,153,203
GS Yuasa Corp.	155,219	5,203,936
GungHo Online Entertainment, Inc.	66,628	1,113,978
Gunma Bank Ltd.	141,048	2,510,592
SECURITY	NUMBER OF SHARES	VALUE ($)
Gunze Ltd.	30,690	800,425
H.U. Group Holdings, Inc.	92,913	2,103,262
H2O Retailing Corp.	152,862	2,915,668
Hachijuni Nagano Bank Ltd.	146,008	2,484,591
Hakuhodo DY Holdings, Inc.	364,364	3,120,121
Hamakyorex Co. Ltd.	63,835	743,099
Hamamatsu Photonics KK	315,949	4,692,890
Happinet Corp.	53,401	1,277,384
Hazama Ando Corp.	201,606	2,425,155
Heiwa Corp.	76,294	1,060,601
Heiwado Co. Ltd. (a)	72,739	1,214,328
Hikari Tsushin, Inc.	14,205	3,599,839
HI-LEX Corp.	10,660	179,764
Hirogin Holdings, Inc.	156,991	2,366,244
Hirose Electric Co. Ltd.	25,739	4,180,099
Hokkaido Electric Power Co., Inc. (a)	697,210	4,817,754
Hokuetsu Corp.	161,380	934,760
Hokuhoku Financial Group, Inc.	53,647	2,816,808
Hokuriku Electric Power Co. (a)	361,441	2,306,324
Horiba Ltd.	32,470	4,771,023
Hoshizaki Corp.	88,007	3,139,584
Hosiden Corp.	88,740	1,508,683
House Foods Group, Inc.	80,180	2,008,328
Hulic Co. Ltd.	421,708	4,712,345
Hyakugo Bank Ltd.	118,921	1,826,690
Ibiden Co. Ltd.	111,802	14,320,485
IDOM, Inc. (a)	173,862	1,361,980
Iino Kaiun Kaisha Ltd.	95,242	1,057,416
Inaba Denki Sangyo Co. Ltd.	114,202	2,206,163
Inabata & Co. Ltd.	91,998	2,554,940
Industrial & Infrastructure Fund Investment Corp.	1,202	1,022,899
INFRONEER Holdings, Inc.	350,196	6,260,744
Internet Initiative Japan, Inc.	117,210	2,486,662
Invincible Investment Corp.	2,229	868,179
Isetan Mitsukoshi Holdings Ltd.	136,380	3,000,966
Ishihara Sangyo Kaisha Ltd.	25,755	515,277
Ito En Ltd.	114,868	2,180,187
Itochu Enex Co. Ltd.	91,733	1,301,650
Itoham Yonekyu Holdings, Inc.	72,084	2,311,094
Itoki Corp.	19,175	320,234
Iyogin Holdings, Inc.	91,696	2,308,262
Izumi Co. Ltd.	311,665	2,012,127
J Front Retailing Co. Ltd. (a)	240,556	4,447,488
Jaccs Co. Ltd.	33,984	813,982
JAFCO Group Co. Ltd.	75,418	1,103,914
Japan Airport Terminal Co. Ltd.	24,334	900,554
Japan Aviation Electronics Industry Ltd.	91,293	1,420,031
Japan Excellent, Inc.	819	706,711
Japan Exchange Group, Inc.	356,394	5,021,363
Japan Hotel REIT Investment Corp.	1,383	719,667
Japan Lifeline Co. Ltd.	39,015	389,918
Japan Logistics Fund, Inc.	1,247	736,354
Japan Metropolitan Fund Invest (a)	3,714	2,625,696
Japan Petroleum Exploration Co. Ltd.	265,756	3,188,506
Japan Prime Realty Investment Corp.	1,819	1,102,597
Japan Pulp & Paper Co. Ltd.	38,985	294,655
Japan Real Estate Investment Corp.	3,469	2,556,757
Japan Steel Works Ltd.	33,430	1,544,904
Japan Wool Textile Co. Ltd.	60,950	754,170
Jeol Ltd.	46,609	2,064,636
JGC Holdings Corp.	326,276	4,814,612
Joyful Honda Co. Ltd.	63,167	884,445
Juroku Financial Group, Inc.	106,510	1,759,438
JVCKenwood Corp.	235,286	1,523,440
Kadokawa Corp.	78,837	1,831,524
Kaga Electronics Co. Ltd.	71,799	2,279,476
Kagome Co. Ltd.	87,796	1,508,577
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Kakaku.com, Inc.	70,790	1,625,517
Kaken Pharmaceutical Co. Ltd.	40,430	1,012,680
Kamigumi Co. Ltd.	82,458	2,523,903
Kanadevia Corp.	304,196	2,259,159
Kanamoto Co. Ltd.	55,907	1,935,976
Kandenko Co. Ltd.	85,240	2,930,917
Kanematsu Corp.	254,903	3,602,593
Kansai Paint Co. Ltd.	246,913	4,456,788
Katitas Co. Ltd.	42,916	1,035,982
Kato Sangyo Co. Ltd.	45,439	1,900,701
KDX Realty Investment Corp.	1,268	1,183,080
Keihan Holdings Co. Ltd.	79,750	1,598,046
Keikyu Corp.	173,357	1,703,772
Keio Corp.	506,735	2,484,571
Keisei Electric Railway Co. Ltd.	330,390	2,821,954
Kewpie Corp.	123,172	3,677,536
KH Neochem Co. Ltd.	29,570	642,524
Kinden Corp.	92,789	4,074,244
Kitz Corp.	100,925	1,212,781
Kiyo Bank Ltd.	32,673	1,041,395
Kobayashi Pharmaceutical Co. Ltd.	49,061	1,748,064
Kobe Bussan Co. Ltd.	90,449	1,599,474
Koei Tecmo Holdings Co. Ltd.	84,607	904,110
Kohnan Shoji Co. Ltd.	43,145	1,213,069
Kokusai Electric Corp.	69,907	3,846,538
Kokuyo Co. Ltd.	314,212	1,814,498
Komeri Co. Ltd.	53,271	1,287,617
Konami Group Corp.	33,345	4,615,619
Konoike Transport Co. Ltd.	37,890	691,864
Kose Holdings Corp.	61,496	2,251,201
Kraftia Corp.	55,422	2,827,062
Kumagai Gumi Co. Ltd.	238,855	1,932,438
Kumiai Chemical Industry Co. Ltd. (a)	83,341	406,541
Kurabo Industries Ltd.	16,641	1,188,978
Kureha Corp.	73,210	2,081,301
Kurita Water Industries Ltd.	100,559	5,091,077
Kusuri No. Aoki Holdings Co. Ltd. (a)	46,892	1,208,013
KYB Corp.	54,359	1,632,183
Kyokuto Kaihatsu Kogyo Co. Ltd.	49,193	710,964
Kyoritsu Maintenance Co. Ltd.	49,774	1,074,678
Kyoto Financial Group, Inc.	74,533	2,328,471
Kyowa Kirin Co. Ltd.	230,814	3,798,361
Kyushu Financial Group, Inc.	213,678	2,125,474
Kyushu Railway Co.	141,873	3,215,119
Lasertec Corp.	9,752	2,054,274
Leopalace21 Corp.	264,758	1,067,686
Life Corp.	84,376	1,428,149
Lintec Corp.	66,206	2,292,615
Lion Corp.	303,232	3,606,808
M3, Inc.	242,667	2,786,883
Mabuchi Motor Co. Ltd.	227,217	2,510,563
Macnica Holdings, Inc.	214,368	4,980,151
Makino Milling Machine Co. Ltd.	23,479	2,256,819
Marui Group Co. Ltd.	124,828	2,281,289
Maruichi Steel Tube Ltd.	208,396	2,299,344
Maruwa Co. Ltd.	2,705	901,130
Maruzen Showa Unyu Co. Ltd.	15,453	713,163
Matsuda Sangyo Co. Ltd.	18,275	799,914
Max Co. Ltd.	82,916	963,663
McDonald's Holdings Co. Japan Ltd.	74,800	3,784,614
Mebuki Financial Group, Inc.	416,481	4,453,122
Megmilk Snow Brand Co. Ltd.	111,658	2,607,999
Meidensha Corp.	39,502	2,936,152
Meiko Electronics Co. Ltd.	11,211	1,393,521
MEITEC Group Holdings, Inc.	71,124	1,524,515
Menicon Co. Ltd.	84,019	1,004,892
Milbon Co. Ltd.	19,816	410,726
Mirait One Corp.	119,229	2,706,441
SECURITY	NUMBER OF SHARES	VALUE ($)
Mitsubishi Logistics Corp.	301,079	2,881,739
Mitsubishi Pencil Co. Ltd.	37,820	751,924
Mitsuboshi Belting Ltd.	26,744	745,238
Mitsui E&S Co. Ltd.	53,941	1,486,211
Mitsui Fudosan Accommodations Fund, Inc.	1,045	777,394
Mitsui Fudosan Retail Fund Investment Corp.	1,297	635,119
Mitsui High-Tec, Inc.	173,170	1,029,076
Mitsui-Soko Holdings Co. Ltd.	62,545	1,312,037
Mitsuuroko Group Holdings Co. Ltd.	45,054	664,123
Miura Co. Ltd.	89,009	1,789,154
MIXI, Inc.	61,100	1,392,680
Mizuho Leasing Co. Ltd.	138,080	1,188,027
Mizuno Corp.	69,794	1,780,961
Mochida Pharmaceutical Co. Ltd.	28,395	583,209
Modec, Inc.	13,819	839,983
MonotaRO Co. Ltd.	107,178	1,293,290
Morinaga & Co. Ltd.	90,249	1,434,026
Morinaga Milk Industry Co. Ltd.	512,288	3,673,063
Morita Holdings Corp.	35,879	563,028
Musashi Seimitsu Industry Co. Ltd.	78,569	1,591,601
Nabtesco Corp.	136,930	3,953,688
Nachi-Fujikoshi Corp.	16,836	592,494
Nagoya Railroad Co. Ltd. (a)	276,810	3,289,930
Nakanishi, Inc.	53,660	1,050,049
NANKAI Co. Ltd.	99,866	1,942,977
Nexon Co. Ltd.	199,223	3,954,644
Nextage Co. Ltd.	59,481	1,260,798
NHK Spring Co. Ltd.	237,997	5,120,747
Nichias Corp.	184,468	4,017,532
Nichicon Corp.	106,122	1,834,101
Nichiha Corp.	36,384	701,730
Nifco, Inc.	90,066	2,989,134
Nihon Kohden Corp.	205,715	1,940,635
Nihon M&A Center Holdings, Inc.	231,340	992,895
Nihon Parkerizing Co. Ltd.	85,707	942,968
Nikkiso Co. Ltd.	35,170	829,175
Nikkon Holdings Co. Ltd. (a)	80,277	2,773,841
Nippn Corp.	108,203	1,990,672
Nippon Building Fund, Inc.	3,733	2,952,365
Nippon Densetsu Kogyo Co. Ltd.	45,180	1,121,755
Nippon Electric Glass Co. Ltd.	105,926	3,217,014
Nippon Gas Co. Ltd.	87,091	1,664,979
Nippon Kayaku Co. Ltd.	187,415	2,456,305
Nippon Light Metal Holdings Co. Ltd.	169,746	3,220,704
Nippon Paint Holdings Co. Ltd.	760,221	5,753,011
Nippon Prologis REIT, Inc.	2,979	1,626,656
Nippon Seiki Co. Ltd.	32,656	560,302
Nippon Shinyaku Co. Ltd.	94,398	2,094,909
Nippon Shokubai Co. Ltd.	229,184	3,837,553
Nippon Soda Co. Ltd.	47,674	1,197,112
Nippon Television Holdings, Inc.	116,605	2,219,726
Nipro Corp.	228,832	2,202,416
Nishimatsu Construction Co. Ltd.	41,858	1,460,751
Nishimatsuya Chain Co. Ltd. (a)	74,556	937,932
Nishi-Nippon Financial Holdings, Inc.	65,621	2,005,263
Nishi-Nippon Railroad Co. Ltd.	98,718	1,932,387
Nissan Chemical Corp.	112,185	5,773,810
Nisshin Oillio Group Ltd.	132,764	1,705,119
Nisshinbo Holdings, Inc.	318,735	4,577,593
Nittetsu Mining Co. Ltd.	33,655	805,048
Nitto Boseki Co. Ltd. (a)	57,770	1,157,607
Nitto Kogyo Corp.	31,738	881,418
NOF Corp.	162,697	2,762,981
Nojima Corp.	225,624	1,805,614
NOK Corp.	148,572	2,870,125
Nomura Co. Ltd.	109,376	868,460
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Nomura Real Estate Holdings, Inc.	621,581	3,626,846
Nomura Real Estate Master Fund, Inc. (a)	2,395	2,204,609
Noritake Co. Ltd.	57,480	1,329,964
Noritz Corp.	11,905	180,034
North Pacific Bank Ltd.	198,291	1,611,708
NPR-RIKEN Corp.	9,515	237,436
NS Solutions Corp. (a)	56,010	1,415,901
NS United Kaiun Kaisha Ltd.	6,970	458,716
NSD Co. Ltd.	48,693	903,151
NTN Corp.	1,206,088	2,830,657
NTT UD REIT Investment Corp.	875	712,843
Obic Co. Ltd.	78,274	2,492,397
Odakyu Electric Railway Co. Ltd.	279,386	3,119,354
Okamura Corp.	82,179	1,231,437
Oki Electric Industry Co. Ltd.	70,975	1,279,101
OKUMA Corp. (a)	76,956	2,313,089
Okumura Corp.	41,184	1,503,508
Onward Holdings Co. Ltd.	88,910	418,675
Open House Group Co. Ltd.	73,770	3,672,909
Open Up Group, Inc.	60,388	781,249
Oracle Corp. Japan	24,268	1,431,659
Organo Corp.	8,746	711,696
Oriental Land Co. Ltd.	264,426	5,008,852
Orix JREIT, Inc. (a)	2,740	1,671,161
Osaka Soda Co. Ltd.	76,862	1,013,628
OSG Corp.	102,837	2,391,019
Park24 Co. Ltd.	142,933	1,796,340
Penta-Ocean Construction Co. Ltd.	311,157	2,835,962
Pigeon Corp.	171,584	2,272,458
Pilot Corp.	109,881	1,449,415
Pola Orbis Holdings, Inc.	144,263	1,264,260
Prima Meat Packers Ltd.	61,797	950,009
Raito Kogyo Co. Ltd.	49,888	1,198,037
Raiznext Corp.	13,795	266,061
Rakuten Group, Inc. *	174,204	846,503
Relo Group, Inc.	85,789	1,186,955
Resorttrust, Inc.	105,927	1,254,647
Ricoh Leasing Co. Ltd.	15,757	676,872
Rinnai Corp.	106,790	2,426,088
Rohto Pharmaceutical Co. Ltd.	157,934	3,021,312
Round One Corp.	138,297	1,169,110
Ryoyo Ryosan Holdings, Inc.	26,981	550,788
S&B Foods, Inc.	4,935	211,992
Saizeriya Co. Ltd.	29,006	1,285,967
Sakata INX Corp.	67,823	1,141,178
Sakata Seed Corp.	35,455	965,774
San-A Co. Ltd.	65,309	1,376,153
San-Ai Obbli Co. Ltd.	122,734	1,877,574
Sangetsu Corp.	52,550	1,059,589
San-In Godo Bank Ltd.	108,650	1,798,870
Sanken Electric Co. Ltd. *(a)	23,039	1,055,470
Sanki Engineering Co. Ltd.	123,409	1,876,308
Sankyo Co. Ltd.	149,716	1,882,524
Sankyu, Inc.	22,275	1,161,628
Sanrio Co. Ltd.	90,700	730,678
Santen Pharmaceutical Co. Ltd.	329,915	3,874,608
Sanyo Chemical Industries Ltd.	10,550	425,449
Sanyo Denki Co. Ltd.	26,351	912,496
Sapporo Breweries Ltd.	230,022	2,719,444
Sawai Group Holdings Co. Ltd.	117,143	1,172,200
SBI Holdings, Inc.	53,876	1,118,038
SBS Holdings, Inc.	8,070	264,292
SCREEN Holdings Co. Ltd.	50,122	4,268,507
Sega Sammy Holdings, Inc.	191,506	3,719,914
Seibu Holdings, Inc.	109,787	2,359,429
Seiko Group Corp.	52,610	3,890,692
Seino Holdings Co. Ltd. (a)	196,616	3,421,496
SECURITY	NUMBER OF SHARES	VALUE ($)
Seiren Co. Ltd.	50,923	1,116,068
Sekisui House Reit, Inc.	2,154	987,337
Senko Group Holdings Co. Ltd.	165,039	2,314,959
Seria Co. Ltd.	79,800	2,211,184
Seven Bank Ltd.	692,271	1,468,250
Sharp Corp. *	646,491	2,687,252
Shibuya Corp.	23,012	796,871
Shiga Bank Ltd.	84,210	1,501,273
Shikoku Electric Power Co., Inc.	271,046	3,340,233
Shinmaywa Industries Ltd.	84,243	1,046,608
Ship Healthcare Holdings, Inc.	100,990	1,508,573
Shizuoka Financial Group, Inc.	209,916	4,847,805
SHO-BOND Holdings Co. Ltd.	157,947	1,262,528
Showa Sangyo Co. Ltd.	13,195	310,675
SKY Perfect JSAT Corp.	91,675	1,202,662
Skylark Holdings Co. Ltd.	152,319	3,211,485
Socionext, Inc.	163,481	2,045,368
Sony Financial Group, Inc.	2,685,265	2,661,808
Sotetsu Holdings, Inc.	78,152	1,288,300
Square Enix Holdings Co. Ltd.	224,821	4,160,093
Stanley Electric Co. Ltd.	74,525	1,696,349
Starts Corp., Inc.	30,469	902,460
Sugi Holdings Co. Ltd.	297,514	2,460,110
Sumitomo Bakelite Co. Ltd.	86,314	4,050,994
Sumitomo Osaka Cement Co. Ltd.	67,232	2,402,661
Sumitomo Pharma Co. Ltd. *	108,785	1,058,592
Sumitomo Warehouse Co. Ltd.	52,241	1,382,124
Sundrug Co. Ltd.	109,078	2,549,104
Suruga Bank Ltd.	70,993	1,325,659
SWCC Corp.	19,923	1,865,111
T Hasegawa Co. Ltd.	31,390	660,449
Tadano Ltd.	174,565	1,515,057
Taihei Dengyo Kaisha Ltd.	54,529	841,009
Taikisha Ltd.	51,350	1,268,517
Taiyo Holdings Co. Ltd.	35,574	1,053,665
Taiyo Yuden Co. Ltd.	81,271	4,673,865
Takamatsu Construction Group Co. Ltd.	6,680	177,149
Takara Holdings, Inc.	218,249	2,907,572
Takara Standard Co. Ltd.	59,637	1,185,682
Takasago International Corp.	82,461	698,126
Takasago Thermal Engineering Co. Ltd.	72,525	1,963,277
Takashimaya Co. Ltd. (a)	365,210	5,359,402
Takeuchi Manufacturing Co. Ltd.	36,195	1,727,079
Takuma Co. Ltd.	59,785	1,130,597
TBS Holdings, Inc.	57,321	2,162,616
THK Co. Ltd.	123,247	5,119,889
TKC Corp.	26,932	698,196
Toa Corp.	63,006	835,635
Toagosei Co. Ltd.	131,542	1,544,040
Tocalo Co. Ltd.	52,876	917,495
Toda Corp.	251,690	2,416,899
Toei Co. Ltd.	19,740	744,136
Toenec Corp.	30,021	411,697
Toho Co. Ltd. (a)	263,447	2,604,858
Toho Holdings Co. Ltd.	73,566	1,820,090
Tokai Carbon Co. Ltd.	464,225	5,264,482
TOKAI Holdings Corp.	161,962	1,326,568
Tokai Rika Co. Ltd.	93,690	1,865,645
Token Corp.	13,143	1,135,749
Tokuyama Corp.	143,527	3,623,788
Tokyo Century Corp.	204,327	3,448,206
Tokyo Kiraboshi Financial Group, Inc.	131,816	1,439,539
Tokyo Metro Co. Ltd.	210,219	1,936,392
Tokyo Ohka Kogyo Co. Ltd.	48,750	2,627,454
Tokyo Seimitsu Co. Ltd.	26,657	2,963,744
Tokyo Steel Manufacturing Co. Ltd.	158,426	1,710,300
Tokyo Tatemono Co. Ltd.	177,542	3,830,002
Tokyu Construction Co. Ltd.	40,146	297,648
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Tomy Co. Ltd.	97,466	2,285,671
Topre Corp.	82,577	1,742,600
Toshiba TEC Corp.	45,702	905,769
Totetsu Kogyo Co. Ltd.	25,932	647,102
Towa Pharmaceutical Co. Ltd.	33,878	825,232
Toyo Tire Corp.	175,656	4,143,499
Toyobo Co. Ltd.	57,855	606,464
Toyoda Gosei Co. Ltd.	88,780	3,054,861
Transcosmos, Inc.	37,844	881,553
Trend Micro, Inc.	111,273	4,178,617
Trusco Nakayama Corp.	68,577	1,042,644
TS Tech Co. Ltd.	158,464	1,836,236
TSI Holdings Co. Ltd. (a)	76,401	606,156
Tsubakimoto Chain Co.	101,603	1,729,277
Tsugami Corp.	20,416	680,128
Tsumura & Co.	75,360	1,784,724
Tsuruha Holdings, Inc.	150,920	2,182,124
TV Asahi Holdings Corp.	62,211	1,223,223
Tv Tokyo Holdings Corp.	23,205	504,946
UACJ Corp.	255,119	3,741,436
Ulvac, Inc.	55,555	2,607,723
Umios Corp.	321,923	2,613,564
United Super Markets Holdings, Inc. (a)	230,131	1,174,469
United Urban Investment Corp.	1,587	1,598,975
Ushio, Inc.	98,263	2,392,967
USS Co. Ltd.	207,163	2,586,051
UT Group Co. Ltd.	753,790	1,128,124
Valor Holdings Co. Ltd.	98,261	2,015,121
Wacoal Holdings Corp.	39,865	1,062,185
Wacom Co. Ltd.	138,524	726,038
Wakita & Co. Ltd.	30,260	365,898
World Co. Ltd.	43,020	438,295
YAMABIKO Corp.	52,341	1,445,404
Yamaguchi Financial Group, Inc.	89,468	1,815,187
Yamato Kogyo Co. Ltd.	26,241	2,053,994
Yamazen Corp.	113,518	1,390,408
Yellow Hat Ltd.	78,231	868,063
Yodoko Ltd.	129,918	1,161,733
Yokogawa Bridge Holdings Corp.	44,893	833,793
Yokohama Financial Group, Inc.	470,290	5,744,079
Yoshinoya Holdings Co. Ltd. (a)	75,111	1,799,052
Yuasa Co. Ltd.	31,271	1,263,020
Yurtec Corp.	48,909	785,570
Zenkoku Hosho Co. Ltd.	72,059	1,448,445
Zensho Holdings Co. Ltd.	46,138	3,406,287
Zeon Corp.	227,402	3,581,302
ZOZO, Inc.	223,593	1,609,444
		958,701,278

Jersey 0.4%
CVC Capital Partners PLC	52,355	880,001
International Workplace Group PLC	500,036	1,288,102
Man Group PLC	1,391,568	5,829,865
TP ICAP Group PLC	770,426	3,601,586
		11,599,554

Luxembourg 0.5%
Allegro.eu SA *	184,579	2,258,191
Aroundtown SA *	779,178	1,731,442
Befesa SA	42,383	1,779,739
Criteo SA *	105,714	1,865,852
InPost SA *	81,767	1,478,846
RTL Group SA (a)	75,923	2,826,557
Samsonite Group SA	1,051,262	1,636,039
Spotify Technology SA *	2,208	1,200,313
SECURITY	NUMBER OF SHARES	VALUE ($)
Zabka Group SA	112,224	950,640
		15,727,619

Macau 0.0%
Sands China Ltd.	629,019	1,127,360

Netherlands 2.0%
Adyen NV *	4,255	5,176,885
Arcadis NV	69,190	3,584,549
Argenx SE, ADR *	986	1,017,217
Basic-Fit NV *	40,387	1,572,541
BE Semiconductor Industries NV	13,834	3,141,600
Brembo NV	203,733	2,394,960
Cementir Holding NV	51,912	871,952
Corbion NV	73,332	1,720,685
CTP NV	53,613	886,822
Davide Campari-Milano NV	348,547	2,356,355
Eurocommercial Properties NV	31,225	981,129
Euronext NV	20,213	3,829,492
Ferrovial NV	58,792	3,441,955
Flow Traders Ltd. *	20,721	704,755
Fugro NV	207,049	2,151,344
Havas NV	36,635	778,760
Koninklijke BAM Groep NV	353,565	4,772,344
Koninklijke Heijmans NV	18,487	1,899,418
Koninklijke Vopak NV	47,853	2,667,017
MFE-MediaForEurope NV, Class A	704,499	2,108,058
MFE-MediaForEurope NV, Class B (a)	159,493	676,595
OCI NV *	252,485	1,193,089
Pepco Group NV	148,372	1,724,483
Qiagen NV	111,378	4,817,338
Redcare Pharmacy NV *(a)	8,751	633,798
RHI Magnesita NV	20,980	783,651
Technip Energies NV	99,072	3,463,967
TKH Group NV	53,078	3,187,583
Van Lanschot Kempen NV	22,288	1,722,961
		64,261,303

New Zealand 0.6%
a2 Milk Co. Ltd.	352,344	1,707,034
Air New Zealand Ltd.	2,001,536	461,763
Auckland International Airport Ltd.	276,102	1,445,454
Chorus Ltd.	242,415	1,271,963
Contact Energy Ltd.	402,082	2,081,202
EBOS Group Ltd.	101,557	1,267,605
Fisher & Paykel Healthcare Corp. Ltd., Class C	167,239	4,392,503
Freightways Group Ltd.	63,908	495,243
Genesis Energy Ltd.	654,886	1,026,604
Mercury NZ Ltd.	275,217	1,090,791
Meridian Energy Ltd.	572,414	1,872,522
SKYCITY Entertainment Group Ltd. *	1,049,758	419,165
Xero Ltd. *	22,064	1,310,354
		18,842,203

Norway 2.1%
AF Gruppen ASA	27,793	583,827
Aker Solutions ASA	489,453	2,267,809
Atea ASA *	84,072	1,605,979
Austevoll Seafood ASA	119,676	1,135,371
Bluenord ASA *	23,654	1,394,001
Bonheur ASA	20,396	557,369
Borregaard ASA	57,934	983,991
BW Offshore Ltd.	30,373	133,354
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
DNO ASA	1,506,505	2,897,125
DOF Group ASA	110,402	1,570,491
Elkem ASA *	687,352	2,415,760
Europris ASA	144,598	1,364,074
Gjensidige Forsikring ASA	93,600	2,837,152
Hoegh Autoliners ASA	215,076	3,954,347
Kongsberg Gruppen ASA	69,328	2,354,287
Leroy Seafood Group ASA	373,111	1,810,963
MPC Container Ships ASA	932,491	2,659,957
Norconsult Norge AS	194,349	803,413
Nordic Semiconductor ASA *	54,021	959,708
Norwegian Air Shuttle ASA	623,313	864,675
Odfjell Drilling Ltd.	99,324	1,002,843
Opera Ltd., ADR	62,960	1,210,721
Salmar ASA	41,367	2,517,522
Scatec ASA *	74,615	770,523
SFL Corp. Ltd.	183,639	2,286,305
SpareBank 1 Nord Norge	74,256	1,353,344
SpareBank 1 SMN	90,393	2,047,707
SpareBank 1 Sor-Norge ASA	133,947	3,209,135
Sparebanken Norge	75,913	1,657,572
Stolt-Nielsen Ltd.	40,070	1,410,010
Storebrand ASA	177,578	3,889,789
TGS ASA	247,843	3,607,794
TOMRA Systems ASA	132,096	1,528,706
Veidekke ASA	77,552	1,741,884
Wallenius Wilhelmsen ASA	232,195	4,038,131
		65,425,639

Poland 1.0%
Alior Bank SA	58,481	2,072,220
Asseco Poland SA	48,430	3,112,573
Bank Millennium SA *	230,788	1,256,069
BNPP Bank Polska SA	3,310	133,712
Budimex SA	5,820	1,108,720
CD Projekt Red SA *	12,925	812,655
Cyfrowy Polsat SA *	490,969	2,099,892
Dino Polska SA *	246,660	2,380,555
Enea SA	280,535	1,476,401
Erste Bank Polska SA	23,001	4,443,428
Eurocash SA *	199,579	289,621
Grupa Azoty SA *	144,207	896,640
Grupa Kety SA	6,095	2,058,343
Jastrzebska Spolka Weglowa SA *	296,493	2,634,044
KRUK SA	9,291	996,377
LPP SA	580	3,242,231
mBank SA *	5,070	1,853,626
Orange Polska SA	674,897	2,478,330
		33,345,437

Portugal 0.4%
Banco Comercial Portugues SA, Class R	3,654,222	4,749,866
Navigator Co. SA (a)	372,017	1,403,574
NOS SGPS SA	344,130	2,010,698
REN - Redes Energeticas Nacionais SGPS SA	436,077	1,775,447
Sonae SGPS SA	1,477,822	3,441,857
		13,381,442

Republic of Korea 8.3%
Amorepacific Corp.	34,796	3,742,490
Amorepacific Holdings Corp.	76,319	1,519,577
Asiana Airlines, Inc. *	253,893	1,411,753
BGF retail Co. Ltd.	19,719	2,129,525
BH Co. Ltd.	58,335	777,033
SECURITY	NUMBER OF SHARES	VALUE ($)
Binggrae Co. Ltd.	13,756	910,634
Celltrion, Inc. *	27,681	3,820,649
Cheil Worldwide, Inc.	115,875	1,624,756
CJ ENM Co. Ltd. *	35,898	889,188
CJ Logistics Corp.	27,731	1,489,280
Coway Co. Ltd.	72,024	5,099,463
Daeduck Electronics Co. Ltd.	27,829	2,291,633
Daesang Corp.	64,438	862,092
Daewoo Engineering & Construction Co. Ltd. *	705,405	9,375,506
Daishin Securities Co. Ltd. *	30,864	611,146
Daou Technology, Inc.	42,025	1,197,556
DB HiTek Co. Ltd.	31,407	2,180,085
DL E&C Co. Ltd.	129,505	6,813,064
DL Holdings Co. Ltd. *	36,517	1,344,773
Dongjin Semichem Co. Ltd.	32,332	1,006,388
Dongwon Industries Co. Ltd.	26,452	743,153
Doosan Bobcat, Inc.	92,362	4,204,408
Doosan Co. Ltd.	4,392	4,053,117
DoubleDown Interactive Co. Ltd., ADR *	51,775	659,096
E1 Corp.	3,659	259,600
Ecopro BM Co. Ltd.	8,612	760,141
Ecopro Co. Ltd. *	20,235	1,349,887
F&F Co. Ltd.	21,661	1,058,834
Gravity Co. Ltd., ADR	9,312	685,363
GS Engineering & Construction Corp.	279,458	7,412,192
GS Retail Co. Ltd.	79,279	1,526,379
Hanon Systems *	585,700	1,502,124
Hansol Chemical Co. Ltd.	6,004	908,102
Hanwha Aerospace Co. Ltd.	3,238	2,607,245
Hanwha General Insurance Co. Ltd. *	82,669	507,998
Hanwha Life Insurance Co. Ltd. *	369,842	1,559,249
Hanwha Solutions Corp. *	87,289	2,158,945
Harim Holdings Co. Ltd.	407,134	3,215,781
HD Construction Equipment Co. Ltd.	37,582	3,660,442
HD Hyundai Electric Co. Ltd.	869	495,900
HD Hyundai Heavy Industries Co. Ltd.	1,627	534,368
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	17,657	4,496,175
HDC Holdings Co. Ltd.	74,294	1,226,834
Hite Jinro Co. Ltd.	65,697	746,448
HL Mando Co. Ltd.	86,631	3,278,888
Hotel Shilla Co. Ltd. *	56,495	1,820,422
HS Hyosung Advanced Materials Corp.	7,455	979,402
HYBE Co. Ltd. *	4,535	594,461
Hyosung Heavy Industries Corp.	252	545,576
Hyosung TNC Corp.	13,481	3,501,750
Hyundai Department Store Co. Ltd.	25,814	1,799,398
Hyundai Elevator Co. Ltd.	15,309	829,993
Hyundai Green Food	49,186	679,246
Hyundai Marine & Fire Insurance Co. Ltd. *	161,423	6,003,530
Hyundai Rotem Co. Ltd.	8,075	803,606
Hyundai Wia Corp.	65,231	2,859,754
iM Financial Group Co. Ltd.	272,607	3,682,963
Industrial Bank of Korea	263,097	3,979,328
IPARK Hyundai Development Co., Class E	95,093	1,625,878
JB Financial Group Co. Ltd.	152,222	3,153,218
Kakao Corp.	106,498	2,844,149
Kangwon Land, Inc.	80,499	861,691
KCC Corp.	8,143	2,820,241
KCC Glass Corp. *	21,623	398,934
KEPCO Plant Service & Engineering Co. Ltd.	25,069	838,930
KIWOOM Securities Co. Ltd.	6,356	1,288,755
Kolon Corp.	14,344	270,928
Kolon Industries, Inc.	68,816	2,991,781
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Korea Aerospace Industries Ltd.	14,184	1,357,668
Korea Investment Holdings Co. Ltd.	22,616	3,176,089
Korea Petrochemical Ind Co. Ltd.	16,715	1,174,911
Korean Reinsurance Co.	192,816	2,011,846
Krafton, Inc. *	16,042	2,660,773
Kumho Tire Co., Inc. *	238,289	1,281,461
LF Corp.	44,597	757,621
LG CNS Co. Ltd.	27,337	1,542,026
LG Energy Solution Ltd. *	7,753	2,141,337
Lotte Chilsung Beverage Co. Ltd.	8,623	628,800
Lotte Corp.	91,844	1,603,881
LOTTE Fine Chemical Co. Ltd.	33,702	1,177,083
Lotte Rental Co. Ltd.	36,000	1,245,506
Lotte Shopping Co. Ltd.	54,609	4,245,505
LS Corp.	26,107	5,942,080
LS Electric Co. Ltd.	15,767	2,390,510
LX International Corp.	133,460	3,798,237
LX Semicon Co. Ltd.	35,244	942,518
Macquarie Korea Infrastructure Fund	191,790	1,388,747
Meritz Financial Group, Inc. *	53,645	4,789,872
Mirae Asset Securities Co. Ltd.	79,128	2,006,241
Misto Holdings Corp.	40,722	1,245,226
NC Corp.	18,359	3,011,541
Netmarble Corp.	20,753	571,670
NH Investment & Securities Co. Ltd., Class C	94,821	1,839,469
NHN Corp. *	33,799	1,834,916
NICE Holdings Co. Ltd. *	16,029	154,598
NongShim Co. Ltd.	6,053	1,961,498
OCI Holdings Co. Ltd.	16,846	3,415,728
Orion Corp.	26,720	2,538,068
Orion Holdings Corp.	67,679	1,275,843
Otoki Corp.	3,348	823,178
Pan Ocean Co. Ltd.	744,072	3,082,631
Poongsan Corp.	25,837	1,546,142
Posco International Corp.	91,901	3,605,936
S-1 Corp.	22,294	1,330,863
Samchully Co. Ltd.	3,351	326,628
Samsung Biologics Co. Ltd. *	809	897,313
Samsung E&A Co. Ltd.	221,787	7,632,740
Samsung Episholdings Co. Ltd. *	204	57,685
Samsung Heavy Industries Co. Ltd. *	83,046	1,268,202
Samsung Life Insurance Co. Ltd.	36,693	8,204,046
Samsung Securities Co. Ltd.	32,979	2,120,526
Samyang Biopharmaceuticals Corp. *	9,748	393,880
Samyang Holdings Corp.	12,301	542,876
SD Biosensor, Inc. *	105,673	472,540
SeAH Besteel Holdings Corp.	10,850	325,040
SeAH Steel Holdings Corp.	2,990	221,312
Seegene, Inc.	81,742	2,006,818
SFA Engineering Corp.	40,608	712,109
Shinsegae, Inc.	16,155	4,886,870
SIMMTECH Co. Ltd.	24,234	2,289,534
SK Chemicals Co. Ltd.	21,580	838,854
SK Discovery Co. Ltd.	25,043	933,211
SK Gas Ltd.	5,117	852,459
SK Networks Co. Ltd.	418,029	2,006,759
SKC Co. Ltd. *	10,511	693,514
SL Corp.	30,503	1,185,708
Soulbrain Co. Ltd.	3,682	921,442
Sungwoo Hitech Co. Ltd.	156,727	693,969
Taihan Cable & Solution Co. Ltd. *	54,451	1,169,706
WONIK IPS Co. Ltd.	18,953	1,544,103
Youngone Corp.	27,222	1,438,076
Youngone Holdings Co. Ltd.	8,791	1,082,335
Yuhan Corp.	18,363	1,123,033
		265,222,501

SECURITY	NUMBER OF SHARES	VALUE ($)
Singapore 2.1%
BW LPG Ltd.	169,474	4,092,927
CapitaLand Ascendas REIT *	1,769,213	3,407,816
CapitaLand Ascott Trust *	1,516,893	1,019,650
CapitaLand Integrated Commercial Trust	1,801,258	3,356,249
CapitaLand Investment Ltd.	925,959	1,929,157
City Developments Ltd.	354,251	2,317,205
ComfortDelGro Corp. Ltd.	2,782,172	2,821,653
Frasers Logistics & Commercial Trust *	2,004,279	1,473,329
Genting Singapore Ltd.	4,408,623	2,183,602
Grab Holdings Ltd., A Shares *	300,319	1,063,129
Hafnia Ltd.	435,446	3,674,669
Hutchison Port Holdings Trust, U Shares	7,191,849	1,474,329
IGG, Inc.	748,575	292,200
Jardine Cycle & Carriage Ltd.	88,833	1,887,775
Keppel Infrastructure Trust	3,705,666	1,514,954
Mapletree Industrial Trust *	996,321	1,519,606
Mapletree Logistics Trust *	1,609,660	1,480,642
Mapletree Pan Asia Commercial Trust *	1,212,183	1,210,325
Netlink NBN Trust	1,389,648	1,065,220
SATS Ltd.	475,342	1,464,948
Sea Ltd., ADR *	42,792	4,856,036
Seatrium Ltd.	635,953	1,074,963
Sembcorp Industries Ltd.	605,873	2,819,897
Sheng Siong Group Ltd.	426,382	1,079,406
Singapore Exchange Ltd.	259,452	5,201,483
Singapore Post Ltd.	1,666,602	445,493
Singapore Technologies Engineering Ltd.	490,511	4,161,023
UOL Group Ltd.	356,221	2,540,135
Venture Corp. Ltd.	297,831	3,952,504
Yanlord Land Group Ltd.	385,500	171,239
		65,551,564

Spain 1.4%
Abengoa SA, B Shares *(b)	192,522,094	0
Acciona SA	14,115	3,436,596
Atresmedia Corp. de Medios de Comunicacion SA	144,788	866,156
Bankinter SA	310,556	6,011,760
CIE Automotive SA	38,609	1,125,690
Colonial SFL Socimi SA	201,661	1,245,035
Construcciones y Auxiliar de Ferrocarriles SA	16,120	1,329,474
Corp. ACCIONA Energias Renovables SA	36,194	903,082
Ebro Foods SA	48,454	1,030,000
EDP Renewables SA	133,851	2,123,874
Elecnor SA	32,524	1,184,398
Enagas SA	248,751	4,868,791
Faes Farma SA	139,309	729,814
Fluidra SA	64,714	1,461,339
Gestamp Automocion SA	340,943	1,178,216
Indra Sistemas SA	28,726	2,042,128
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	543,559	837,233
Logista Integral SA	58,417	2,451,000
Merlin Properties Socimi SA	118,826	1,849,578
Puig Brands SA, Class B	54,837	1,174,603
Sacyr SA	530,942	2,613,752
Unicaja Banco SA	365,249	1,497,684
Vidrala SA	15,788	1,650,540
Viscofan SA	41,366	2,753,306
		44,364,049

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Sweden 3.5%
AAK AB	133,263	2,764,239
AcadeMedia AB	109,640	1,159,413
AddLife AB, B Shares	54,736	956,135
AddTech AB, B Shares	56,007	1,975,364
AFRY AB	130,277	1,398,023
Alleima AB	210,521	2,687,250
Ambea AB	78,125	1,399,730
Arjo AB, B Shares	281,383	824,585
Asmodee Group AB, B Shares *	95,950	1,543,982
Attendo AB	121,774	1,516,317
Avanza Bank Holding AB	26,504	1,113,075
Axfood AB	86,640	2,210,974
Beijer Ref AB, B Shares	172,322	2,490,779
Betsson AB, B Shares	150,542	1,452,999
Bilia AB, A Shares	102,933	1,571,545
Billerud AB	368,158	3,081,133
Bravida Holding AB	212,917	3,101,973
Castellum AB	202,853	2,776,591
Coffee Stain Group AB, B Shares *	63,490	125,260
Dometic Group AB *	517,319	1,203,080
Electrolux Professional AB, B Shares	128,868	657,181
Elekta AB, B Shares	453,394	2,567,479
Embracer Group AB *	141,389	1,056,632
EQT AB	90,272	3,138,701
Evolution AB *	67,246	5,838,941
Fabege AB	98,977	739,574
Fastighets AB Balder, B Shares *	205,075	1,125,796
Getinge AB, B Shares	207,554	5,279,273
Granges AB	124,623	2,344,585
Hexpol AB	290,083	2,926,877
Holmen AB, B Shares	76,518	2,614,199
Indutrade AB	123,814	3,259,045
Intrum AB *	1,131,923	447,627
Inwido AB	65,528	1,204,104
JM AB	121,994	1,652,642
Lagercrantz Group AB, B Shares	34,232	803,241
Lifco AB, B Shares	53,360	1,766,257
Lindab International AB	52,630	717,365
Loomis AB	74,952	4,232,655
MEKO AB	42,673	329,986
Mycronic AB	38,518	1,308,718
NCC AB, B Shares	119,189	2,236,138
New Wave Group AB, B Shares	76,990	704,150
Nibe Industrier AB, B Shares	1,013,889	4,520,201
Nolato AB, B Shares	117,599	652,449
Norion Bank AB *	14,547	101,795
Peab AB, B Shares	241,056	2,471,170
Ratos AB, B Shares	277,842	1,102,803
Saab AB, B Shares	54,069	3,568,738
Sagax AB, B Shares	45,678	788,381
Samhallsbyggnadsbolaget i Norden AB *(a)	2,629,721	828,224
Scandic Hotels Group AB	178,936	1,673,869
Sinch AB *	780,002	3,788,202
Svenska Cellulosa AB SCA, B Shares	295,550	3,522,966
Sweco AB, B Shares	127,207	1,706,016
Swedish Orphan Biovitrum AB *	67,037	3,144,599
Thule Group AB	85,573	1,829,455
Wihlborgs Fastigheter AB	119,369	958,547
		112,961,028

Switzerland 3.6%
Accelleron Industries AG	15,801	1,422,765
Allreal Holding AG	6,573	1,614,064
ALSO Holding AG	10,701	2,558,863
SECURITY	NUMBER OF SHARES	VALUE ($)
Aryzta AG *	28,785	1,466,059
Avolta AG *	72,630	4,100,972
Banque Cantonale Vaudoise	11,791	1,892,806
Belimo Holding AG	2,343	2,479,442
Bell Food Group AG	2,480	710,589
Berner Kantonalbank AG	1,376	667,606
BKW AG	13,611	2,109,162
Bossard Holding AG, Class A	5,132	1,499,043
Bucher Industries AG	3,773	1,475,671
Burckhardt Compression Holding AG	1,370	866,477
Cembra Money Bank AG	18,254	2,002,868
Clariant AG *	425,755	5,722,754
Comet Holding AG	2,774	1,139,882
Daetwyler Holding AG, Bearer Shares	4,113	681,131
DKSH Holding AG	51,983	4,239,965
dormakaba Holding AG	21,233	1,518,989
EFG International AG *	23,916	473,613
Emmi AG	1,987	2,068,280
EMS-Chemie Holding AG	3,263	3,190,507
Flughafen Zurich AG	6,730	1,739,246
Forbo Holding AG	1,272	1,531,847
Galderma Group AG *	15,030	3,123,383
Galenica AG	41,000	4,216,969
Georg Fischer AG	35,604	2,472,163
Helvetia Baloise Holding AG	25,891	6,870,512
Huber & Suhner AG	8,429	1,729,721
Implenia AG	9,511	779,291
Inficon Holding AG	6,387	1,315,424
Interroll Holding AG	499	993,121
Kardex Holding AG	2,472	790,905
Landis & Gyr Group AG *	31,436	1,807,293
Luzerner Kantonalbank AG	7,189	1,028,589
Mobimo Holding AG	2,265	960,162
OC Oerlikon Corp. AG Pfaeffikon	385,418	2,461,485
On Holding AG, Class A *	29,840	850,440
PSP Swiss Property AG	10,178	1,831,649
SFS Group AG *	10,625	1,772,696
Siegfried Holding AG *	13,731	1,230,428
SIG Group AG *	275,278	4,660,936
Softwareone Holding AG *	116,450	1,369,958
St. Galler Kantonalbank AG	1,170	949,960
Stadler Rail AG	55,437	2,047,454
Straumann Holding AG	33,057	3,841,887
Sulzer AG	8,834	1,755,976
Swiss Prime Site AG	22,539	3,484,276
Swissquote Group Holding SA	17,704	917,247
Tecan Group AG	11,672	2,854,616
Temenos AG	19,624	1,807,074
Valiant Holding AG	7,748	1,434,619
VAT Group AG	5,399	4,005,397
Vontobel Holding AG	23,551	2,716,694
		113,252,926

Taiwan 0.0%
FIT Hon Teng Ltd. *	1,834,727	1,246,275

United Kingdom 8.3%
4imprint Group PLC	24,741	1,502,764
AG Barr PLC	85,360	689,757
Airtel Africa PLC	1,027,822	4,637,638
Allfunds Group PLC	202,062	2,080,749
ARM Holdings PLC, ADR *	2,904	702,507
Ashmore Group PLC	423,355	1,288,022
Autotrader Group PLC	322,290	2,307,153
Babcock International Group PLC	223,611	3,203,010
Beazley PLC	257,022	4,519,661
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Big Yellow Group PLC	81,056	964,335
Bodycote PLC	178,326	2,207,400
Breedon Group PLC	431,842	2,078,494
Bridgepoint Group PLC	156,885	686,185
Brightstar Lottery PLC	195,253	2,200,501
British Land Co. PLC	486,955	2,813,830
Chemring Group PLC	158,575	1,183,553
Clarkson PLC	23,557	1,617,689
Close Brothers Group PLC *	324,140	1,813,249
Coats Group PLC	1,454,554	1,601,332
Computacenter PLC	79,010	6,073,803
Convatec Group PLC	1,201,969	3,709,036
Cranswick PLC	49,964	3,651,250
CVS Group PLC	58,278	1,044,556
Derwent London PLC	67,766	1,881,644
Diploma PLC	30,539	3,034,970
Domino's Pizza Group PLC	525,860	1,514,329
Dr. Martens PLC (a)	839,283	883,010
Dunelm Group PLC	107,584	1,269,003
easyJet PLC	790,999	7,228,221
Elementis PLC	445,960	1,053,270
Endava PLC, ADR *	57,578	191,159
Endeavour Mining PLC	41,297	2,553,545
Energean PLC	139,428	1,385,637
Frasers Group PLC *	147,119	1,660,537
Fresnillo PLC	54,442	2,339,855
Future PLC	70,905	297,435
Games Workshop Group PLC	11,437	2,856,257
Gamma Communications PLC	97,116	1,501,036
Genuit Group PLC	318,742	1,192,735
Genus PLC	36,730	1,169,269
Grainger PLC	405,698	955,429
Greggs PLC	145,726	3,663,046
Halma PLC	94,583	4,657,518
Harbour Energy PLC	1,258,121	4,281,458
Helios Towers PLC	194,154	532,786
Hikma Pharmaceuticals PLC	189,646	4,155,092
Hill & Smith PLC	54,717	2,221,850
Hilton Food Group PLC	112,483	969,928
Hiscox Ltd.	106,270	2,653,969
Howden Joinery Group PLC	461,149	4,964,292
Hunting PLC	201,387	1,115,370
Ibstock PLC (a)	576,636	693,850
ICG PLC	170,246	4,667,170
IG Group Holdings PLC	284,350	5,397,304
IMI PLC	145,483	6,138,290
InterContinental Hotels Group PLC	30,013	4,881,614
Ithaca Energy PLC	152,102	567,929
J D Wetherspoon PLC (a)	104,338	1,204,544
James Halstead PLC	290,786	537,754
JET2 PLC	167,959	3,479,543
Johnson Service Group PLC	392,631	789,444
Jupiter Fund Management PLC	307,763	710,185
Keller Group PLC	100,946	4,133,250
Kier Group PLC	609,547	2,163,577
Lancashire Holdings Ltd.	192,873	1,610,823
Land Securities Group PLC	511,179	4,757,832
Lion Finance Group PLC	18,629	3,389,516
LondonMetric Property PLC	376,088	963,711
Marshalls PLC	238,646	539,045
Michael Page PLC	587,875	1,769,431
Mitchells & Butlers PLC *	247,377	944,133
Mitie Group PLC	1,261,318	3,567,258
MONY Group PLC	566,106	1,562,684
Morgan Advanced Materials PLC	459,359	1,500,945
Morgan Sindall Group PLC	38,470	2,294,935
Ninety One PLC	378,057	1,098,949
Ocado Group PLC *	335,679	1,091,362
SECURITY	NUMBER OF SHARES	VALUE ($)
OSB Group PLC	383,067	2,672,118
Oxford Instruments PLC	30,761	1,184,444
Paragon Banking Group PLC	160,948	1,740,251
Pennon Group PLC	559,301	3,632,258
Pets at Home Group PLC	671,427	1,989,961
Polar Capital Holdings PLC	94,824	1,127,492
Premier Foods PLC	585,527	1,583,746
Primary Health Properties PLC	878,505	1,138,074
QinetiQ Group PLC	412,869	2,840,821
Quilter PLC	1,589,811	4,183,758
Renew Holdings PLC	72,695	962,930
Renishaw PLC	19,555	1,353,472
Rightmove PLC	243,671	1,685,543
Rotork PLC	565,939	3,721,405
RWS Holdings PLC	592,749	1,007,776
Safestore Holdings PLC	118,694	946,241
Savills PLC	198,970	2,886,469
Schroders PLC	702,861	5,565,163
Segro PLC	401,880	5,237,279
Senior PLC	391,735	1,564,131
Serica Energy PLC	473,475	1,636,940
Softcat PLC	67,435	1,905,367
Spirax Group PLC	44,034	4,244,762
Spire Healthcare Group PLC	381,504	1,215,521
SSP Group PLC	894,584	2,437,882
Tate & Lyle PLC	641,471	4,818,173
Telecom Plus PLC	70,830	840,274
THG PLC *(a)	1,802,285	844,975
TORM PLC, Class A	103,900	3,413,121
Tritax Big Box REIT PLC	573,711	1,224,316
UNITE Group PLC	164,713	1,140,038
Vesuvius PLC	388,178	2,045,169
Victrex PLC	145,101	1,654,482
Vistry Group PLC *(a)	627,791	2,575,607
Watches of Switzerland Group PLC *	304,446	2,965,737
Weir PLC	133,010	5,132,332
WH Smith PLC	176,807	989,543
Wickes Group PLC	112,020	293,730
Zegona Communications PLC	24,982	552,768
Zigup PLC	403,581	2,415,778
		264,584,049

United States 0.4%
Atlassian Corp., Class A *	7,980	1,549,477
Carnival Corp. Ltd.	48,782	1,165,402
Diversified Energy Co. (a)	63,207	927,231
Garrett Motion, Inc.	93,387	2,516,780
Kulicke & Soffa Industries, Inc.	53,899	4,315,154
Nordic American Tankers Ltd.	113,900	777,937
SolarEdge Technologies, Inc. *	60,726	1,955,377
		13,207,358
Total Common Stocks (Cost $2,362,378,202)		3,155,502,216

PREFERRED STOCKS 0.4% OF NET ASSETS

Germany 0.4%
Draegerwerk AG & Co. KGaA	19,442	2,538,421
Jungheinrich AG	81,796	2,512,175
KSB SE & Co. KGaA	991	1,006,101
Sartorius AG	10,731	3,106,308
Sixt SE	21,605	1,535,897
STO SE & Co. KGaA	3,171	380,867
		11,079,769

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Italy 0.0%
Danieli & C Officine Meccaniche SpA - RSP	27,650	1,444,035

Republic of Korea 0.0%
Daishin Securities Co. Ltd. *	34,554	517,578
Total Preferred Stocks (Cost $10,269,193)		13,041,382

RIGHTS 0.0% OF NET ASSETS

United Kingdom 0.0%
Greencore Group PLC
CVR *(b)	466,519	5,692
Total Rights (Cost $13,158)		5,692

WARRANTS 0.0% OF NET ASSETS

Italy 0.0%
Webuild SpA
expires 08/02/30 *(a)(b)	9,734	25,147
Total Warrants (Cost $0)		25,147

SHORT-TERM INVESTMENTS 3.8% OF NET ASSETS

Money Market Funds 3.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)	2,252,749	2,252,749
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (c)(d)	117,423,043	117,423,043
		119,675,792
Total Short-Term Investments (Cost $119,675,792)		119,675,792
Total Investments in Securities (Cost $2,492,336,345)		3,288,250,229

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI EAFE Index, expires 09/18/26	97	15,659,680	157,318

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)	The rate shown is the annualized 7-day yield.
(d)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $111,095,182.

ADR —	American Depositary Receipt
CDI —	CHESS Depositary Interest
CVA —	Dutch Certificate
CVR —	Contingent Value Rights
REIT —	Real Estate Investment Trust
RSP —	Risparmio (Savings Shares)

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Industrials	24.2%
Financials	13.0%
Consumer Discretionary	11.9%
Materials	11.5%
Information Technology	8.4%
Consumer Staples	6.7%
Real Estate	6.7%
Health Care	5.0%
Communication Services	4.8%
Energy	4.6%
Utilities	2.7%
Short-Term Investments	3.8%
Total	103.3%

(a)	Excludes derivatives.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$3,007,954,649	$—	$—	$3,007,954,649
China	34,106,330	—	838,136	34,944,466
Hong Kong	68,239,052	—	0 *	68,239,052
Spain	44,364,049	—	0 *	44,364,049
Preferred Stocks[1]	13,041,382	—	—	13,041,382
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets (continued)
Rights
United Kingdom	$—	$—	$5,692	$5,692
Warrants
Italy	—	—	25,147	25,147
Short-Term Investments[1]	119,675,792	—	—	119,675,792
Futures Contracts[2]	157,318	—	—	157,318
Total	$3,287,538,572	$—	$868,975	$3,288,407,547

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $2,492,336,345) including securities on loan of $111,095,182		$3,288,250,229
Foreign currency, at value (cost $1,916,553)		1,919,743
Deposit with broker for futures contracts		1,110,918
Receivables:
Dividends		6,744,016
Foreign tax reclaims		3,363,694
Income from securities on loan	+	166,332
Total assets		3,301,554,932

Liabilities
Collateral held for securities on loan		117,423,043
Payables:
Management fees		976,032
Variation margin on futures contracts	+	43,651
Total liabilities		118,442,726
Net assets		$3,183,112,206

Net Assets by Source
Capital received from investors		$2,316,658,189
Total distributable earnings	+	866,454,017
Net assets		$3,183,112,206

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$3,183,112,206		61,900,000		$51.42

See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $7,088,531)		$58,516,430
Other Interest		15,423
Securities on loan, net	+	1,022,594
Total investment income		59,554,447

Expenses
Management fees		6,128,616
Professional fees	+	10,161 [1]
Total expenses		6,138,777
Expense reduction	–	10,161 [1]
Net expenses	–	6,128,616
Net investment income		53,425,831

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers		28,685,771
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		161,706,905
Net realized gains on futures contracts		2,002,763
Net realized losses on foreign currency transactions	+	(1,058,617)
Net realized gains		191,336,822
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers		(191,447,691)
Net change in unrealized appreciation (depreciation) on futures contracts		(731,970)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(33,657)
Net change in unrealized appreciation (depreciation)		(192,213,318)
Net realized and unrealized losses		(876,496)
Increase in net assets resulting from operations		$52,549,335

[1]	Professional fees associated with the filing of foreign withholding tax claims in the European Union are deemed to be non-contingent and non-routine expenses of the fund.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental International Small Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$53,425,831	$80,847,302
Net realized gains		191,336,822	397,727,992
Net change in unrealized appreciation (depreciation)	+	(192,213,318)	707,603,522
Increase in net assets resulting from operations		$52,549,335	$1,186,178,816

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($17,097,000 )	($115,290,900 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		2,300,000	$110,492,096	3,400,000	$145,279,182
Shares redeemed	+	(8,000,000)	(393,068,637)	(23,800,000)	(926,862,366)
Net transactions in fund shares		(5,700,000)	($282,576,541 )	(20,400,000)	($781,583,184 )

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		67,600,000	$3,430,236,412	88,000,000	$3,140,931,680
Total increase (decrease)	+	(5,700,000)	(247,124,206)	(20,400,000)	289,304,732
End of period		61,900,000	$3,183,112,206	67,600,000	$3,430,236,412
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Financial Statements
FINANCIAL HIGHLIGHTS

	3/1/26– 8/31/26§	3/1/25– 2/28/26	3/1/24– 2/28/25	3/1/23– 2/29/24	3/1/22– 2/28/23	3/1/21– 2/28/22
Per-Share Data
Net asset value at beginning of period	$40.39	$30.29	$27.25	$25.28	$29.25	$29.64
Income (loss) from investment operations:
Net investment income (loss)[1]	0.81	1.24	1.30	1.20	1.55	1.36
Net realized and unrealized gains (losses)	1.16	10.37	3.14	2.06	(4.14)	(0.41)
Total from investment operations	1.97	11.61	4.44	3.26	(2.59)	0.95
Less distributions:
Distributions from net investment income	(0.19)	(1.51)	(1.40)	(1.29)	(1.39)	(1.34)
Other capital[1,2]	—	—	—	—	0.01	—
Net asset value at end of period	$42.17	$40.39	$30.29	$27.25	$25.28	$29.25
Total return	4.90%*	39.10%	16.43%	13.17%	(8.72%)	2.97%
Ratios/Supplemental Data
Ratios to average net assets:
Total expenses	0.39%**	0.39%	0.39%	0.39%	0.39%[3]	0.39%
Net investment income (loss)	4.04%**	3.60%	4.37%	4.55%	5.97%	4.29%
Portfolio turnover rate[4]	8%*	16%	20%	16%	28%	20%
Net assets, end of period (x 1,000,000)	$10,339	$9,416	$6,422	$5,458	$4,529	$4,826

§	Unaudited.
*	Not annualized.
**	Annualized.
[1]	Calculated based on the average shares outstanding during the period.
[2]	Includes additional variable charges paid by the cash purchasers and redeemers of creation units to the fund to offset the transaction costs of the fund of buying or selling portfolio securities.
[3]	Ratio includes less than 0.005% of non-routine proxy expenses.
[4]	Portfolio turnover rate excludes securities received or delivered from processing of in-kind creations or redemptions.
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited)

SECURITY	NUMBER OF SHARES	VALUE ($)
COMMON STOCKS 94.6% OF NET ASSETS

Brazil 8.0%
Ambev SA	7,923,595	22,987,113
Axia Energia SA	1,685,840	17,285,327
B3 SA - Brasil Bolsa Balcao	4,716,743	14,767,135
Banco Bradesco SA	3,930,945	11,510,276
Banco do Brasil SA	14,049,848	56,244,952
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	2,549,745	12,441,622
Cia Energetica de Minas Gerais	975,909	3,102,459
Cia Paranaense de Energia - Copel	2,791,096	8,054,139
Cia Siderurgica Nacional SA *	9,686,195	9,946,448
Cosan SA *	4,272,461	3,216,221
Equatorial SA	1,932,758	13,680,172
Itau Unibanco Holding SA	820,090	6,816,143
Klabin SA	2,829,207	10,321,188
Localiza Rent a Car SA	1,291,946	8,745,473
MBRF Global Foods Co. SA	1,658,739	5,846,312
Petroleo Brasileiro SA - Petrobras	24,978,871	242,469,777
Suzano SA	2,161,934	18,903,569
Telefonica Brasil SA	1,781,268	10,263,058
Ultrapar Participacoes SA	4,671,788	31,398,946
Vale SA	17,767,078	266,979,428
Vibra Energia SA	7,712,765	51,241,772
		826,221,530

Chile 0.4%
Banco de Chile	59,075,648	12,180,285
Cencosud SA	3,411,971	7,148,129
Empresas Copec SA	1,397,665	9,910,129
Enel Americas SA	49,458,676	4,476,282
Falabella SA	873,456	5,781,596
		39,496,421

China 29.5%
Agricultural Bank of China Ltd., A Shares	10,326,000	10,636,487
Agricultural Bank of China Ltd., H Shares	61,175,821	49,514,700
Alibaba Group Holding Ltd.	19,715,841	287,213,022
Aluminum Corp. of China Ltd., A Shares	3,081,200	4,480,995
Aluminum Corp. of China Ltd., H Shares	8,255,494	9,024,987
Anhui Conch Cement Co. Ltd., A Shares	2,276,100	5,979,929
Anhui Conch Cement Co. Ltd., H Shares	6,523,236	14,087,787
ANTA Sports Products Ltd.	1,423,016	14,104,364
BAIC Motor Corp. Ltd., H Shares *	33,508,180	3,462,251
Baidu, Inc., A Shares *	3,577,526	43,901,624
Bank of Beijing Co. Ltd., A Shares	12,316,500	9,808,466
Bank of China Ltd., A Shares	5,735,500	5,557,920
Bank of China Ltd., H Shares	189,635,444	142,723,090
Bank of Communications Co. Ltd., A Shares	11,297,500	12,175,335
Bank of Communications Co. Ltd., H Shares	22,350,167	22,238,121
BOE Technology Group Co. Ltd., A Shares	20,511,900	18,350,181
BYD Co. Ltd., A Shares	307,400	4,035,826
BYD Co. Ltd., H Shares	2,445,647	27,204,013
CGN Power Co. Ltd., A Shares	2,319,200	1,474,097
SECURITY	NUMBER OF SHARES	VALUE ($)
CGN Power Co. Ltd., H Shares	21,737,568	8,415,741
China CITIC Bank Corp. Ltd., A Shares	1,976,100	2,603,228
China CITIC Bank Corp. Ltd., H Shares	28,572,636	30,452,256
China Coal Energy Co. Ltd., A Shares	1,002,397	2,415,720
China Coal Energy Co. Ltd., H Shares	7,345,619	11,366,112
China Construction Bank Corp., A Shares	3,631,800	5,935,868
China Construction Bank Corp., H Shares	221,976,856	269,001,076
China Everbright Bank Co. Ltd., A Shares	16,690,500	7,378,801
China Everbright Bank Co. Ltd., H Shares (a)	34,075,093	12,322,897
China Hongqiao Group Ltd.	5,800,568	16,885,304
China Life Insurance Co. Ltd., A Shares	129,200	740,429
China Life Insurance Co. Ltd., H Shares	3,886,774	15,022,930
China Mengniu Dairy Co. Ltd.	8,736,521	20,171,575
China Merchants Bank Co. Ltd., A Shares	4,337,100	25,901,228
China Merchants Bank Co. Ltd., H Shares	7,913,497	51,432,229
China Minsheng Banking Corp. Ltd., A Shares	28,407,100	14,926,624
China Minsheng Banking Corp. Ltd., H Shares	37,960,839	16,851,469
China National Building Material Co. Ltd., H Shares (a)	39,689,620	18,251,767
China Pacific Insurance Group Co. Ltd., A Shares	823,100	3,920,691
China Pacific Insurance Group Co. Ltd., H Shares	4,349,912	16,768,633
China Petroleum & Chemical Corp., A Shares	13,903,300	11,299,794
China Petroleum & Chemical Corp., H Shares	177,856,685	108,561,254
China Railway Group Ltd., A Shares	11,116,200	7,247,537
China Railway Group Ltd., H Shares	29,988,519	13,178,530
China Resources Land Ltd.	8,791,656	33,711,834
China Shenhua Energy Co. Ltd., A Shares	830,400	6,029,609
China Shenhua Energy Co. Ltd., H Shares	7,547,132	44,632,179
China State Construction Engineering Corp. Ltd., A Shares	26,769,400	17,253,871
China Tower Corp. Ltd., H Shares	11,569,934	13,460,105
China United Network Communications Ltd., A Shares	15,948,800	10,208,372
China Vanke Co. Ltd., A Shares *	18,856,700	8,813,641
China Vanke Co. Ltd., H Shares *(a)	28,731,686	8,796,199
China Yongda Automobiles Services Holdings Ltd.	29,377,587	3,147,880
China Zheshang Bank Co. Ltd., H Shares	16,497,570	4,987,593
CITIC Securities Co. Ltd., A Shares	1,817,500	7,521,063
CITIC Securities Co. Ltd., H Shares	1,626,125	5,675,351
CMOC Group Ltd., H Shares	2,591,812	5,570,910
Contemporary Amperex Technology Co. Ltd., A Shares	113,000	6,115,086
COSCO SHIPPING Holdings Co. Ltd., A Shares	5,044,000	12,763,918
COSCO SHIPPING Holdings Co. Ltd., H Shares	13,309,625	29,236,251
Country Garden Services Holdings Co. Ltd.	2,942,131	2,073,562
CRRC Corp. Ltd., A Shares	4,453,700	4,123,551
CRRC Corp. Ltd., H Shares	10,045,861	6,843,072
Daqo New Energy Corp., ADR *	463,094	5,969,282
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
ENN Energy Holdings Ltd.	2,470,991	15,653,108
Geely Automobile Holdings Ltd.	10,066,016	22,599,197
Gree Electric Appliances, Inc. of Zhuhai, A Shares	1,968,000	11,410,182
Haier Smart Home Co. Ltd., A Shares	1,645,900	5,189,069
Haier Smart Home Co. Ltd., H Shares	6,838,371	18,807,199
Hello Group, Inc., ADR	655,777	3,633,005
Huaneng Power International, Inc., A Shares	1,815,700	1,805,430
Huaneng Power International, Inc., H Shares	12,273,967	8,650,475
Industrial & Commercial Bank of China Ltd., A Shares	8,632,800	10,370,154
Industrial & Commercial Bank of China Ltd., H Shares	169,070,463	163,262,460
Industrial Bank Co. Ltd., A Shares	9,702,200	25,331,436
iQIYI, Inc., ADR *	6,694,968	6,252,431
JD Logistics, Inc. *	3,899,924	5,482,270
JD.com, Inc., ADR	5,527,835	156,106,060
Jiangxi Copper Co. Ltd., A Shares	749,200	5,397,630
Jiangxi Copper Co. Ltd., H Shares	5,398,655	25,769,861
JinkoSolar Holding Co. Ltd., ADR	444,243	5,588,577
KE Holdings, Inc., ADR	888,509	15,273,470
Kunlun Energy Co. Ltd.	17,796,412	17,548,284
Kweichow Moutai Co. Ltd., A Shares	56,500	10,929,277
Li Ning Co. Ltd.	5,154,883	8,962,670
Longfor Group Holdings Ltd.	16,950,813	13,644,028
Lufax Holding Ltd., ADR *	3,280,920	4,133,959
Meituan, B Shares *	3,457,617	34,799,788
Midea Group Co. Ltd., A Shares	1,632,600	21,320,035
NetEase, Inc.	1,407,813	34,551,965
PDD Holdings, Inc., ADR *	654,222	54,954,648
PetroChina Co. Ltd., A Shares	6,692,200	11,376,142
PetroChina Co. Ltd., H Shares	89,324,548	115,881,603
PICC Property & Casualty Co. Ltd., H Shares	16,677,011	36,250,210
Ping An Bank Co. Ltd., A Shares	6,806,100	11,873,696
Ping An Insurance Group Co. of China Ltd., A Shares	3,880,200	32,240,662
Ping An Insurance Group Co. of China Ltd., H Shares	14,780,611	106,622,218
Poly Developments & Holdings Group Co. Ltd., A Shares	4,790,900	3,544,325
Postal Savings Bank of China Co. Ltd., A Shares	5,059,100	3,961,129
Postal Savings Bank of China Co. Ltd., H Shares	27,349,914	18,490,751
Shanghai Pudong Development Bank Co. Ltd., A Shares	11,976,500	16,329,970
Shenzhou International Group Holdings Ltd.	1,304,967	5,842,912
Sinopharm Group Co. Ltd., H Shares	7,993,329	15,804,549
Sunac China Holdings Ltd. *(a)	25,927,757	2,000,981
Tencent Holdings Ltd.	3,293,234	190,302,068
Trip.com Group Ltd. *	123,006	5,636,186
Vipshop Holdings Ltd., ADR	1,808,032	23,685,219
Weichai Power Co. Ltd., A Shares	1,608,700	6,506,159
Weichai Power Co. Ltd., H Shares	3,598,316	14,614,874
Xiaomi Corp., B Shares *	10,809,107	38,083,443
Yankuang Energy Group Co. Ltd., A Shares	1,026,555	3,609,293
Yankuang Energy Group Co. Ltd., H Shares	10,085,216	17,933,733
Zhongsheng Group Holdings Ltd. *	7,272,343	3,961,183
Zijin Mining Group Co. Ltd., A Shares	1,878,500	9,414,870
Zijin Mining Group Co. Ltd., H Shares	4,305,946	20,114,518
SECURITY	NUMBER OF SHARES	VALUE ($)
ZTO Express Cayman, Inc.	533,221	11,372,769
		3,046,838,348

Colombia 0.3%
Ecopetrol SA, ADR (a)	1,634,442	27,246,148
Grupo Cibest SA	349,471	9,225,080
		36,471,228

Czech Republic 0.1%
CEZ AS	192,196	12,754,531

Greece 0.5%
Eurobank SA	1,288,777	6,865,437
Motor Oil Hellas Corinth Refineries SA	275,718	19,264,473
National Bank of Greece SA	742,441	14,557,633
Piraeus Bank SA *	538,503	6,430,394
		47,117,937

Hong Kong 2.6%
BOC Hong Kong Holdings Ltd.	4,262,035	28,651,697
China Everbright Environment Group Ltd.	13,023,152	8,364,468
China Overseas Land & Investment Ltd.	21,601,038	34,526,170
China Resources Power Holdings Co. Ltd.	6,673,351	15,969,801
China Taiping Insurance Holdings Co. Ltd.	3,813,427	10,303,010
CITIC Ltd.	26,490,498	44,503,956
CSPC Pharmaceutical Group Ltd.	12,104,118	14,266,841
Lenovo Group Ltd.	24,593,968	94,243,465
Orient Overseas International Ltd.	766,945	15,350,053
Sinotruk Hong Kong Ltd.	1,219,302	6,252,591
		272,432,052

Hungary 0.6%
MOL Hungarian Oil & Gas PLC *	2,176,266	34,976,847
OTP Bank Nyrt	184,457	26,531,711
		61,508,558

India 9.1%
Axis Bank Ltd.	2,197,794	30,017,805
Bajaj Finserv Ltd.	569,129	12,084,415
Bank of Baroda	2,172,789	5,446,739
Bharat Petroleum Corp. Ltd.	8,628,406	29,375,901
Bharti Airtel Ltd.	1,584,891	30,170,480
Coal India Ltd.	3,912,291	16,513,367
GAIL India Ltd.	9,325,107	17,390,048
Grasim Industries Ltd.	514,502	18,221,932
HCL Technologies Ltd.	1,245,279	17,167,826
HDFC Bank Ltd.	6,999,544	52,139,226
Hindalco Industries Ltd.	3,566,726	38,051,947
Hindustan Petroleum Corp. Ltd.	4,653,291	17,881,055
Hindustan Unilever Ltd.	485,634	10,038,073
ICICI Bank Ltd.	3,848,498	58,790,109
Indian Oil Corp. Ltd.	13,783,366	20,147,663
IndusInd Bank Ltd.	1,159,889	12,388,397
Infosys Ltd.	4,516,664	53,802,547
ITC Ltd.	9,085,058	24,387,496
JSW Steel Ltd.	1,202,402	16,519,862
Kotak Mahindra Bank Ltd.	3,812,478	16,799,036
Larsen & Toubro Ltd.	730,592	31,047,833
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Mahindra & Mahindra Ltd.	576,315	19,872,252
Maruti Suzuki India Ltd.	106,041	15,092,651
NTPC Ltd.	7,367,622	25,342,801
Oil & Natural Gas Corp. Ltd.	13,309,944	32,414,420
Power Finance Corp. Ltd.	3,710,175	13,109,009
Power Grid Corp. of India Ltd.	5,545,296	15,354,524
Rajesh Exports Ltd. *	4,299,290	3,429,721
Reliance Industries Ltd.	6,651,116	89,234,751
Shriram Finance Ltd.	1,155,667	13,476,129
State Bank of India	3,370,185	37,532,561
Steel Authority of India Ltd.	6,235,560	12,774,934
Sun Pharmaceutical Industries Ltd.	568,153	11,847,607
Tata Consultancy Services Ltd.	1,139,453	28,722,985
Tata Motors Ltd./new	753,656	3,730,223
Tata Motors Passenger Vehicles Ltd.	4,890,803	15,869,980
Tata Steel Ltd.	18,824,517	36,459,909
Tech Mahindra Ltd.	794,137	13,583,085
Vedanta Ltd.	3,600,732	10,524,380
Wipro Ltd.	5,008,698	9,708,895
		936,462,574

Indonesia 1.1%
Alamtri Resources Indonesia Tbk. PT	78,345,256	12,560,007
Astra International Tbk. PT	51,675,409	14,001,804
Bank Central Asia Tbk. PT	42,142,609	15,403,522
Bank Mandiri Persero Tbk. PT	74,900,820	17,884,870
Bank Rakyat Indonesia Persero Tbk. PT	141,598,680	25,977,743
Telkom Indonesia Persero Tbk. PT, Class B	143,390,534	21,045,182
United Tractors Tbk. PT	6,051,931	8,267,385
		115,140,513

Kuwait 0.4%
Kuwait Finance House KSCP	6,905,149	17,207,006
Mobile Telecommunications Co. KSCP	4,946,472	9,684,840
National Bank of Kuwait SAKP	6,540,865	18,500,699
		45,392,545

Malaysia 0.9%
Axiata Group Bhd.	10,348,872	4,678,328
CIMB Group Holdings Bhd.	8,401,324	16,610,665
Malayan Banking Bhd.	7,853,458	20,833,316
Public Bank Bhd.	14,599,000	17,949,590
Sime Darby Bhd.	17,704,900	11,433,865
Tenaga Nasional Bhd.	5,341,800	18,761,315
		90,267,079

Mexico 3.5%
America Movil SAB de CV, Series B	53,172,285	61,221,275
Cemex SAB de CV, Series CPO	37,177,547	39,989,470
Fomento Economico Mexicano SAB de CV	4,889,568	58,895,412
Grupo Bimbo SAB de CV, Series A	3,210,928	11,155,052
Grupo Comercial Chedraui SA de CV	1,309,677	6,827,594
Grupo Financiero Banorte SAB de CV, O Shares	4,721,487	53,352,986
Grupo Mexico SAB de CV, Series B	4,837,565	66,355,402
Grupo Televisa SAB, Series CPO *	19,563,682	10,751,422
Orbia Advance Corp. SAB de CV *	7,069,880	8,816,699
Sigma Foods SAB de CV, A Shares	12,692,857	13,906,264
Wal-Mart de Mexico SAB de CV	9,895,204	27,346,919
		358,618,495

SECURITY	NUMBER OF SHARES	VALUE ($)
Netherlands 0.2%
JBS NV, BDR	1,770,009	23,997,343

Qatar 0.4%
Ooredoo QPSC	2,308,373	8,020,027
Qatar Fuel QSC	1,775,616	5,876,455
Qatar Islamic Bank QPSC	1,112,347	6,629,478
Qatar National Bank QPSC	4,033,985	18,502,486
		39,028,446

Russia 0.0%
Alrosa PJSC *(b)(c)	49,456	0
Federal Grid Co-Rosseti PJSC *(b)(c)	19,817,058	0
Gazprom PJSC *(b)(c)	197,560	0
GMK Norilskiy Nickel PAO *(b)(c)	54,400	0
Inter RAO UES PJSC *(b)(c)	1,590,272	0
LUKOIL PJSC *(b)(c)	15,008	0
Magnit PJSC *(b)(c)	2,064	0
Mobile TeleSystems PJSC *(b)(c)	26,384	0
Novatek PJSC *(b)(c)	5,557	0
Novolipetsk Steel PJSC *(b)(c)	21,760	0
Rosneft Oil Co. PJSC *(b)(c)	28,418	0
Sberbank of Russia PJSC *(b)(c)	90,000	0
Severstal PAO *(b)(c)	3,392	0
Sistema AFK PAO *(b)(c)	127,904	0
Tatneft PJSC *(b)(c)	45,568	0
		0

Saudi Arabia 2.0%
Al Rajhi Bank	1,081,651	19,431,460
Riyad Bank	1,981,454	11,029,774
Saudi Arabian Mining Co. *	651,179	11,464,053
Saudi Arabian Oil Co.	10,377,978	72,031,669
Saudi Basic Industries Corp.	2,336,616	30,768,203
Saudi Energy Co.	2,609,305	12,140,989
Saudi National Bank	2,085,155	24,047,092
Saudi Telecom Co.	2,636,110	31,397,976
		212,311,216

South Africa 4.9%
Absa Group Ltd.	1,990,472	28,249,520
Bid Corp. Ltd.	633,380	17,670,498
Bidvest Group Ltd.	820,318	11,889,404
FirstRand Ltd.	7,735,800	45,696,810
Gold Fields Ltd.	605,804	27,809,706
Impala Platinum Holdings Ltd.	2,693,586	37,545,428
MTN Group Ltd.	4,303,384	50,420,277
Nedbank Group Ltd. (a)	1,286,771	23,492,792
Pepkor Holdings Ltd.	4,674,335	5,711,363
Sanlam Ltd.	2,655,542	14,266,098
Sappi Ltd. *(a)	4,876,397	4,467,935
Sasol Ltd. *	5,681,745	68,683,066
Shoprite Holdings Ltd.	928,092	17,734,271
Sibanye Stillwater Ltd.	7,387,039	21,838,914
Standard Bank Group Ltd.	2,321,605	45,732,072
Valterra Platinum Ltd.	815,269	69,585,841
Vodacom Group Ltd.	1,208,240	11,192,429
		501,986,424

Taiwan 24.4%
Acer, Inc.	14,257,470	14,157,692
ASE Technology Holding Co. Ltd.	5,143,000	94,682,303
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
Asustek Computer, Inc.	1,694,100	53,351,173
AUO Corp.	40,764,496	34,246,700
Catcher Technology Co. Ltd.	667,000	4,384,008
Cathay Financial Holding Co. Ltd.	9,123,994	31,782,401
Chailease Holding Co. Ltd.	3,742,201	13,802,330
China Steel Corp.	43,007,088	25,691,454
Chunghwa Telecom Co. Ltd.	6,248,764	26,789,985
Compal Electronics, Inc.	30,484,000	38,775,279
CTBC Financial Holding Co. Ltd.	21,368,809	43,583,694
Delta Electronics, Inc.	700,696	40,643,107
Eva Airways Corp.	10,487,000	13,884,812
Evergreen Marine Corp. Taiwan Ltd.	9,280,000	68,308,429
Far Eastern New Century Corp.	11,160,061	9,973,764
First Financial Holding Co. Ltd.	12,673,057	14,102,481
Formosa Chemicals & Fibre Corp.	16,530,882	35,592,309
Formosa Plastics Corp.	17,634,476	36,801,031
Fubon Financial Holding Co. Ltd.	10,235,049	46,461,354
Hon Hai Precision Industry Co. Ltd.	35,535,928	280,057,436
Innolux Corp.	46,146,444	72,517,503
Inventec Corp.	8,557,646	17,993,663
KGI Financial Holding Co. Ltd.	23,681,823	25,270,466
Lite-On Technology Corp., ADR	2,599,229	24,991,011
MediaTek, Inc.	1,205,046	149,101,745
Mega Financial Holding Co. Ltd.	10,267,788	15,714,681
Micro-Star International Co. Ltd.	3,372,000	16,476,263
Nan Ya Plastics Corp.	13,269,588	101,439,855
Novatek Microelectronics Corp.	1,366,000	23,253,263
Pegatron Corp.	11,067,234	31,783,148
Pou Chen Corp.	10,631,000	8,327,985
Powertech Technology, Inc.	1,798,000	15,700,334
Quanta Computer, Inc.	3,463,058	36,953,696
Realtek Semiconductor Corp.	609,000	13,841,782
Synnex Technology International Corp.	5,632,178	15,446,677
Taiwan Mobile Co. Ltd. *	3,315,530	12,124,125
Taiwan Semiconductor Manufacturing Co. Ltd.	7,987,352	605,560,228
TCC Group Holdings Co. Ltd. *	19,787,760	15,220,394
TS Financial Holding Co. Ltd.	16,781,980	20,394,216
Unimicron Technology Corp.	1,260,817	39,706,077
Uni-President Enterprises Corp.	8,916,796	21,419,200
United Microelectronics Corp.	24,410,931	99,268,965
Wan Hai Lines Ltd.	5,800,000	20,843,579
Wistron Corp.	6,654,934	37,342,483
WPG Holdings Ltd.	7,572,880	23,777,153
WT Microelectronics Co. Ltd.	2,023,000	12,499,464
Yageo Corp.	1,546,752	26,573,981
Yang Ming Marine Transport Corp.	15,485,000	29,044,748
Yuanta Financial Holding Co. Ltd.	16,309,490	33,624,634
Zhen Ding Technology Holding Ltd.	1,687,000	26,590,379
		2,519,873,440

Thailand 3.0%
Advanced Info Service PCL NVDR	1,134,500	12,145,582
Bangkok Bank PCL NVDR	4,033,700	23,233,917
Banpu PCL NVDR *	34,892,596	15,257,619
Charoen Pokphand Foods PCL NVDR	19,456,200	13,846,994
CP ALL PCL NVDR	8,589,400	11,980,089
Kasikornbank PCL NVDR	4,643,400	34,727,479
PTT Exploration & Production PCL NVDR	4,124,600	18,471,143
PTT Global Chemical PCL NVDR	17,385,300	23,330,695
PTT PCL NVDR	76,580,500	94,109,028
SCB X PCL NVDR	5,514,300	25,110,353
Siam Cement PCL NVDR	3,121,300	24,567,530
Thai Oil PCL NVDR	8,115,087	15,662,412
		312,442,841

SECURITY	NUMBER OF SHARES	VALUE ($)
Turkey 1.7%
Akbank TAS	10,548,761	15,707,630
BIM Birlesik Magazalar AS	2,439,151	20,498,023
Eregli Demir ve Celik Fabrikalari TAS	20,703,196	16,639,015
KOC Holding AS	7,517,319	33,479,721
Turk Hava Yollari AO	3,251,787	20,369,053
Turkcell Iletisim Hizmetleri AS	4,486,979	8,838,704
Turkiye Is Bankasi AS, Class C	33,845,198	8,865,976
Turkiye Petrol Rafinerileri AS	5,415,487	44,921,194
Yapi ve Kredi Bankasi AS *	14,250,862	10,785,849
		180,105,165

United Arab Emirates 0.7%
Dubai Electricity & Water Authority PJSC	10,007,064	7,356,332
Emaar Properties PJSC	5,201,681	15,295,313
Emirates NBD Bank PJSC	1,958,042	16,142,425
Emirates Telecommunications Group Co. PJSC	4,201,183	24,478,019
First Abu Dhabi Bank PJSC	2,010,722	10,817,574
		74,089,663

United Kingdom 0.1%
Metlen Energy & Metals PLC	124,046	7,141,187

United States 0.2%
Yum China Holdings, Inc.	572,292	25,529,946
Total Common Stocks (Cost $6,553,406,433)		9,785,227,482

PREFERRED STOCKS 4.7% OF NET ASSETS

Brazil 4.3%
Axia Energia SA, Class C *	262,720	2,694,746
Banco Bradesco SA	12,940,564	42,937,055
Cia Energetica de Minas Gerais	5,922,155	12,231,134
Gerdau SA	9,014,163	41,305,634
Itau Unibanco Holding SA	8,602,357	65,620,203
Localiza Rent a Car SA	46,351	308,303
Metalurgica Gerdau SA	11,897,170	23,859,558
Petroleo Brasileiro SA - Petrobras	29,612,000	257,321,695
		446,278,328

Chile 0.2%
Sociedad Quimica y Minera de Chile SA, B Shares	309,811	25,219,046

Colombia 0.2%
Grupo Cibest SA	708,048	16,135,428

Russia 0.0%
Surgutneftegas PAO *(b)(c)	265,800	0
Tatneft PJSC *(b)(c)	4,870	0
Transneft PJSC *(b)(c)	11,600	0
		0
Total Preferred Stocks (Cost $308,491,304)		487,632,802
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Portfolio Holdings  as of August 31, 2026 (Unaudited) (continued)

SECURITY	NUMBER OF SHARES	VALUE ($)
SHORT-TERM INVESTMENTS 1.0% OF NET ASSETS

Money Market Funds 1.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)	32,459,359	32,459,359
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62% (d)(e)	68,539,840	68,539,840
		100,999,199
Total Short-Term Investments (Cost $100,999,199)		100,999,199
Total Investments in Securities (Cost $6,962,896,936)		10,373,859,483

	NUMBER OF CONTRACTS	NOTIONAL AMOUNT ($)	CURRENT VALUE/ UNREALIZED APPRECIATION ($)
FUTURES CONTRACTS
Long
MSCI Emerging Markets Index, expires 09/18/26	767	65,620,685	1,031,209

*	Non-income producing security.
(a)	All or a portion of this security is on loan.
(b)	Fair valued using significant unobservable inputs.
(c)
Trading in Russian securities listed on the Moscow Exchange, Russian ADRs, and Russian GDRs are subject to trade restrictions; and therefore, the ability of the fund to buy these securities is currently not permitted, and the ability of the fund to sell these securities is uncertain.

(d)	The rate shown is the annualized 7-day yield.
(e)	Security purchased with cash collateral received for securities on loan. Securities on loan were valued at $64,370,007.

ADR —	American Depositary Receipt
BDR —	Brazilian Depositary Receipt
GDR —	Global Depositary Receipt
NVDR —	Non-Voting Depositary Receipt

% OF NET ASSETS
SECTOR WEIGHTINGS (a)
Financials	25.0%
Information Technology	20.6%
Energy	13.6%
Materials	12.9%
Consumer Discretionary	8.8%
Communication Services	6.1%
Industrials	4.8%
Consumer Staples	3.4%
Utilities	2.4%
Real Estate	1.3%
Other (b)	0.4%
Short-Term Investments	1.0%
Total	100.3%

(a)	Excludes derivatives.
(b)	Includes holdings within sectors that are less than 1.0% of net assets.

The following is a summary of the inputs used to value the fund’s investments as of August 31, 2026:
DESCRIPTION	QUOTED PRICES IN ACTIVE MARKETS FOR IDENTICAL ASSETS (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Assets
Common Stocks[1]	$9,785,227,482	$—	$—	$9,785,227,482
Russia	—	—	0 *	0
Preferred Stocks[1]	487,632,802	—	—	487,632,802
Russia	—	—	0 *	0
Short-Term Investments[1]	100,999,199	—	—	100,999,199
Futures Contracts[2]	1,031,209	—	—	1,031,209
Total	$10,374,890,692	$—	$0	$10,374,890,692

*	Level 3 amount shown includes securities determined to have no value.
[1]	As categorized in the Portfolio Holdings.
[2]	Futures contracts are reported at cumulative unrealized appreciation or depreciation.
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Assets and Liabilities

As of August 31, 2026; unaudited
Assets
Investments in securities, at value - unaffiliated issuers (cost $6,962,896,936) including securities on loan of $64,370,007		$10,373,859,483
Foreign currency, at value (cost $14,822,132)		14,786,910
Deposit with broker for futures contracts		6,317,253
Receivables:
Dividends		33,878,688
Fund shares sold		33,734,147
Income from securities on loan		206,483
Other assets	+	44,094
Total assets		10,462,827,058

Liabilities
Collateral held for securities on loan		68,539,840
Payables:
Investments bought		30,833,211
Foreign capital gains tax		20,723,614
Management fees		3,112,415
Variation margin on futures contracts	+	133,230
Total liabilities		123,342,310
Net assets		$10,339,484,748

Net Assets by Source
Capital received from investors		$7,237,479,903
Total distributable earnings	+	3,102,004,845
Net assets		$10,339,484,748

Net Asset Value (NAV)
Net Assets	÷	Shares Outstanding	=	NAV
$10,339,484,748		245,200,000		$42.17

See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Operations

For the period March 1, 2026 through August 31, 2026; unaudited
Investment Income
Dividends received from securities - unaffiliated issuers (net of foreign withholding tax of $30,492,147)		$208,713,763
Other Interest		53,470
Securities on loan, net	+	919,070
Total investment income		209,686,303

Expenses
Management fees		18,418,384
Total expenses	–	18,418,384
Net investment income		191,267,919

REALIZED AND UNREALIZED GAINS (LOSSES)
Net realized gains on sales of securities - unaffiliated issuers (net of foreign capital gains tax paid of $1,400,213)		165,001,503
Net realized gains on sales of in-kind redemptions - unaffiliated issuers		4,951,593
Net realized gains on futures contracts		1,990,252
Net realized losses on foreign currency transactions	+	(1,278,287)
Net realized gains		170,665,061
Net change in unrealized appreciation (depreciation) on securities - unaffiliated issuers (net of change in foreign capital gains tax liability of $16,591,557)		109,714,719
Net change in unrealized appreciation (depreciation) on futures contracts		(701,139)
Net change in unrealized appreciation (depreciation) on foreign currency translations	+	(1,182,805)
Net change in unrealized appreciation (depreciation)		107,830,775
Net realized and unrealized gains		278,495,836
Increase in net assets resulting from operations		$469,763,755
See financial notes

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Emerging Markets Equity ETF
Statement of Changes in Net Assets

For the current and prior report periods
Figures for the current period are unaudited
OPERATIONS
	3/1/26-8/31/26		3/1/25-2/28/26
Net investment income		$191,267,919	$270,211,614
Net realized gains		170,665,061	222,830,257
Net change in unrealized appreciation (depreciation)	+	107,830,775	2,055,018,374
Increase in net assets resulting from operations		$469,763,755	$2,548,060,245

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions		($43,454,250 )	($329,191,660 )

TRANSACTIONS IN FUND SHARES
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	VALUE	SHARES	VALUE
Shares sold		12,700,000	$522,315,192	21,100,000	$774,763,824
Shares redeemed	+	(600,000)	(24,943,832)	—	—
Net transactions in fund shares		12,100,000	$497,371,360	21,100,000	$774,763,824

SHARES OUTSTANDING AND NET ASSETS
	3/1/26-8/31/26			3/1/25-2/28/26
		SHARES	NET ASSETS	SHARES	NET ASSETS
Beginning of period		233,100,000	$9,415,803,883	212,000,000	$6,422,171,474
Total increase	+	12,100,000	923,680,865	21,100,000	2,993,632,409
End of period		245,200,000	$10,339,484,748	233,100,000	$9,415,803,883
See financial notes
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited

1. Business Structure of the Funds:
Each of the funds in this report is a series of Schwab Strategic Trust (the trust), a no-load, open-end management investment company. The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the 1940 Act).
The funds issue and redeem shares at their net asset value per share only in large blocks of shares (Creation Units). These transactions are usually in exchange for a basket of securities and/or an amount of cash. As a practical matter, only institutional investors who have entered into an authorized participant agreement purchase or redeem Creation Units. Except when aggregated in Creation Units, shares of the funds are not redeemable securities.
Individual shares of the funds trade on national securities exchanges and elsewhere during the trading day and can only be bought and sold at market prices throughout the trading day through a broker-dealer. Because fund shares trade at market prices rather than net asset value, shares may trade at a price greater than net asset value (premium) or less than net asset value (discount). A chart showing the frequency at which each fund’s daily closing market price was at a discount or premium to each fund’s net asset value can be found at www.schwabassetmanagement.com.
Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund may also keep certain assets in segregated accounts, as required by securities law. The "Schwab Funds Complex" includes The Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Schwab Strategic Trust and Laudus Trust.
Investment Objectives
The Schwab Fundamental U.S. Broad Market ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of U.S. based companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Large Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large U.S. companies based on their fundamental size and weight.
The Schwab Fundamental U.S. Small Company ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small U.S. companies based on their fundamental size and weight.
The Schwab Fundamental International Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental International Small Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of small non-U.S. developed market companies based on their fundamental size and weight.
The Schwab Fundamental Emerging Markets Equity ETF’s goal is to track as closely as possible, before fees and expenses, the total return of an index that measures the performance of large sized companies, based on their fundamental size and weight, in emerging market countries.

2. Significant Accounting Policies:
The following is a summary of the significant accounting policies the funds use in their preparation of financial statements. The funds follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification (ASC) Topic 946 Financial Services — Investment Companies. The accounting policies are in conformity with accounting principles generally accepted in the United States of America (GAAP).
The funds may invest in mutual funds and exchange-traded funds, which are referred to as "underlying funds." For more information about the underlying funds’ operations and policies, please refer to those funds’ semiannual and annual reports and holdings and financial statements, which are filed in Form N-CSR with the U.S. Securities and Exchange Commission (SEC) and available on the SEC’s website at www.sec.gov.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(a) Security Valuation:
Pursuant to Rule 2a-5 under the 1940 Act, the Board of Trustees has designated authority to a Valuation Designee, the funds’ investment adviser, to make fair valuation determinations under adopted procedures, subject to Board of Trustees oversight. The investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and liabilities as well as to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair value. The Valuation Designee may utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
Securities held in each fund’s portfolio are valued every business day. The following valuation policies and procedures are used by the Valuation Designee to value various types of securities:
● Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
● Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
● Mutual funds: Mutual funds are valued at their respective net asset values.
● Securities for which no quoted value is available: The Valuation Designee has adopted procedures to fair value a fund’s securities when market prices are not “readily available” or are unreliable. For example, a security may be fair valued when it’s de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Fair value determinations are made in good faith in accordance with adopted valuation procedures. The Valuation Designee considers a number of factors, including unobservable market inputs, when arriving at fair value. The Valuation Designee may employ methods such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security.
In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation methods used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If it is determined that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and the Valuation Designee’s judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
● Level 1 — quoted prices in active markets for identical investments — Investments whose values are based on quoted market prices in active markets. These generally include active listed equities, mutual funds, exchange-traded funds and futures contracts. Mutual funds and exchange-traded funds are classified as Level 1 prices, without consideration to the classification level of the underlying securities held which could be Level 1, Level 2, or Level 3 in the fair value hierarchy.
● Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) — Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include forward foreign currency exchange contracts, U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations. In the event that international securities whose foreign exchanges have halted or suspended trading prior to the normal exchange close, the Valuation Designee may fair value securities whose prices may have been affected by those events. The Valuation Designee seeks to establish prices that investors might expect to realize upon the current sales of these securities.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
● Level 3 — significant unobservable inputs (including the Valuation Designee’s assumptions in determining the fair value of investments) — Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not readily available for these securities, one or more valuation methods are used for which sufficient and reliable data is available. The inputs used in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated in the absence of market information. Assumptions used due to the lack of observable inputs may significantly impact the resulting fair value and therefore a fund’s results of operations.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The levels associated with valuing the funds’ investments are disclosed in each fund’s Portfolio Holdings.
(b) Accounting Policies for certain Portfolio Investments (if held):
Futures Contracts: Futures contracts are instruments that represent an agreement between two parties that obligates one party to buy, and the other party to sell, specific instruments at an agreed upon price on a stipulated future date. A fund must give the broker a deposit of cash and/or securities (initial margin) whenever it enters into a futures contract. The amount of the deposit may vary from one contract to another. Subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contract and are accounted for as unrealized appreciation or depreciation until the contract is closed, at which time the gains or losses are realized. Futures contracts are traded publicly on exchanges, and their value may change daily.
Securities Lending: Under the trust’s Securities Lending Program, a fund (lender) may make short-term loans of its securities to another party (borrower) to generate additional revenue for the fund. The borrower pledges collateral in the form of cash, securities issued or fully guaranteed by the U.S. government or foreign governments, or letters of credit issued by a bank. Collateral at the individual loan level is required to be maintained on a daily marked-to-market basis in an amount at least equal to the current value of the securities loaned. The lending agent provides a fund with indemnification against borrower default (the borrower fails to return the security on loan) reducing the risk of loss as a result of default. The cash collateral of securities loaned is currently invested in money market portfolios operating pursuant to Rule 2a-7 under the 1940 Act. Each fund bears the risk of loss with respect to the investment of cash collateral. The terms of the securities lending agreement allow the funds or the lending agent to terminate any loan at any given time and the securities must be returned within the earlier of the standard trade settlement period or the specified time period under the relevant securities lending agreement. Securities lending income, as disclosed in each fund’s Statement of Operations, if applicable, represents the income earned from the investment of the cash collateral plus any fees paid by borrowers, less the fees paid to the lending agent and broker rebates which are subject to adjustments pursuant to the securities lending agreement. On loans not collateralized by cash, a fee is received from the borrower, and is allocated between a fund and the lending agent. The aggregate market value of securities loaned will not at any time exceed one-third of the total assets of a fund, including collateral received from the loan. Securities lending fees paid to the unaffiliated lending agent start at 9% of gross lending revenue, with subsequent breakpoints to a low of 5%. In this context, the gross lending revenue equals the income received from the investment of cash collateral and fees paid by borrowers less any rebates paid to the borrowers. Any expenses charged by the cash collateral fund are in addition to these fees. All remaining revenue is retained by the fund, as applicable. No portion of lending revenue is paid to or retained by the investment adviser or any of its affiliates.
As of August 31, 2026, the funds had securities on loan, all of which were classified as common stocks, preferred stocks, and warrants. The value of securities on loan and the related collateral as of August 31, 2026, are disclosed in each fund’s Portfolio Holdings and Statement of Assets and Liabilities.
Passive Foreign Investment Companies: Certain funds may own shares in certain foreign corporations that meet the Internal Revenue Code, as amended, definition of a Passive Foreign Investment Company (PFIC). The funds may elect for tax purposes to mark-to-market annually the shares of each PFIC lot held and would be required to distribute as ordinary income to shareholders any such marked-to-market gains (as well as any gains realized on sale).
Central Securities Depositories Regulation: The Central Securities Depositories Regulation (CSDR) introduced measures for the authorization and supervision of European Union Central Security Depositories and created a common set of prudential, organizational, and conduct of business standards at a European level. CSDR is designed to support securities settlement and operational aspects of securities settlement, including the provision of shorter settlement periods; mandatory buy-ins; and cash penalties, to prevent and address settlement fails. CSDR measures are aimed to prevent settlement fails by ensuring that all

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
transaction details are provided to facilitate settlement, as well as further incentivizing timely settlement by imposing cash penalty fines and buy-ins. Certain funds may be subject to pay cash penalties and may also receive cash penalties with certain counterparties in instances where there are settlement fails. These cash penalties are included in net realized gains (losses) on sales of securities — unaffiliated issuers in each fund’s Statement of Operations, if any.
(c) Security Transactions:
Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.
Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date. Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the differences between the recorded amounts of dividends, interest, and foreign withholding taxes and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange appreciation or depreciation arises from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period. These realized and unrealized foreign exchange gains or losses are reported in foreign currency transactions or translations, if any, in each fund’s Statement of Operations. The funds do not isolate the portion of the fluctuations on investments resulting from changes in foreign currency exchange rates from the fluctuations in market prices of investments held. Such fluctuations are included with the net realized and unrealized gain or loss from investments, if any.
Gains realized by the funds on the sale of securities in certain foreign countries may be subject to non-U.S. taxes. In those instances, the funds record a liability based on unrealized appreciation to provide for potential non-U.S. taxes payable upon the sale of these securities. These capital gain taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations in Net realized gain (losses) on securities — unaffiliated issuers (net of foreign capital gains tax paid). Foreign capital gain taxes accrued as of August 31, 2026, if any, are reflected in each fund’s Statement of Assets and Liabilities.
When a fund closes out a futures contract position, it calculates the difference between the value of the position at the beginning and at the end of the contract, and records a realized gain or loss accordingly.
(d) Investment Income:
Interest income is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the date the ex-dividend date is confirmed. Non-cash dividends in the form of additional securities are recorded on the ex-dividend date at fair value, if any. Any distributions from underlying funds are recorded in accordance with the character of the distributions as designated by the underlying funds.
Income received from foreign sources may result in withholding tax. Withholding taxes are accrued at the same time as the related income if the tax rate is fixed and known, unless a tax withheld is reclaimable from the local tax authorities and there are no significant uncertainties on collectibility in which case it is recorded as receivable. If the tax rate is not known or estimable, such expense or reclaim receivable is recorded when the net proceeds are received. Foreign withholding tax expensed during the period, if any, is disclosed in Dividends received from securities — unaffiliated issuers (net of foreign withholding tax) in the Statement of Operations and is representative of taxes paid during the period.
The Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF filed claims to recover taxes previously withheld in certain European Union countries on the basis that those countries had purportedly violated certain provisions in the Treaty on the Functioning of the European Union. These filings are subject to various administrative and judicial proceedings within these countries, and all professional fees associated with these filings have been paid by the investment adviser. The professional fees related to European Union foreign withholding tax claims are non-contingent and non-routine expenses which are subject to repayment to the investment adviser (see financial note 3 for additional information).
For U.S. income tax purposes, European Union reclaims received reduce the amounts of foreign taxes that the fund passes through to its shareholders. If European Union reclaims received exceed foreign withholding taxes paid, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF will evaluate the requirements for entering into a closing agreement with the Internal Revenue Service (IRS) to address any prior years’ U.S. income tax liabilities attributable to fund shareholders resulting from the recovery of foreign taxes. The closing
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
agreement would result in the fund paying a compliance fee to the IRS, on behalf of its shareholders, representing the estimated tax savings generated from foreign tax credits claimed by fund shareholders on their tax returns in prior years. During the period ended August 31, 2026, the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF did not incur any compliance fees.
(e) Expenses:
Pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust, the investment adviser pays the operating expenses of each fund, excluding acquired fund fees and expenses, taxes, any brokerage expenses, and extraordinary or non-routine expenses. Taxes, any brokerage expenses and extraordinary or non-routine expenses that are specific to a fund are charged directly to the fund. Acquired fund fees and expenses are indirect expenses incurred by a fund through its investments in underlying funds and are reflected in the net asset values of the underlying funds.
(f) Distributions to Shareholders:
Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF and Schwab Fundamental U.S. Small Company ETF make distributions from net investment income, if any, quarterly. Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF and Schwab Fundamental Emerging Markets Equity ETF make distributions from net investment income, if any, semiannually. The funds make distributions from net realized capital gains, if any, once a year. To receive a distribution, you must be a registered shareholder on the record date. Distributions are paid to shareholders on the payable date.
(g) Accounting Estimates:
The accounting policies described in this report conform to GAAP. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates and these differences may be material.
(h) Federal Income Taxes:
The funds intend to meet federal income and excise tax requirements for regulated investment companies under subchapter M of the Internal Revenue Code, as amended. Accordingly, the funds distribute substantially all of their net investment income and net realized capital gains, if any, to their shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax. The funds did not pay any federal taxes during the period.
(i) Foreign Taxes:
Certain funds may be subject to foreign taxes (a portion of which may be reclaimable) on investment income, corporate events, foreign currency exchanges and capital gains on investments. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in foreign markets in which a fund invests. These foreign taxes, if any, are paid by the funds and are disclosed in each fund’s Statement of Operations and Statement of Assets and Liabilities.
(j) Segment Reporting:
An operating segment is defined in ASC Topic 280 Segment Reporting as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (CODM) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The management committee of each fund’s investment adviser acts as the funds’ CODM. The CODM has determined that each fund operates as a single operating segment given each fund has a single defined investment strategy disclosed in its respective prospectus. The discrete financial information in the form of each fund’s portfolio composition, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, shares sold and shares redeemed), which is used by the CODM to assess performance against the prospectus and to make resource allocation decisions with respect to the funds, is presented within each fund’s financial statements.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

2. Significant Accounting Policies (continued):
(k) Indemnification:
Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss attributable to these arrangements to be remote.

3. Affiliates and Affiliated Transactions:
Investment Adviser
Charles Schwab Investment Management, Inc., dba Schwab Asset Management, a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund’s investment adviser pursuant to the Amended and Restated Advisory Agreement between the investment adviser and the trust.
For its advisory services to the funds, the investment adviser is entitled to receive an annual fee, payable monthly, based on a percentage of each fund’s average daily net assets as follows:
SCHWAB FUNDAMENTAL U.S. BROAD MARKET ETF	SCHWAB FUNDAMENTAL U.S. LARGE COMPANY ETF	SCHWAB FUNDAMENTAL U.S. SMALL COMPANY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL EQUITY ETF	SCHWAB FUNDAMENTAL INTERNATIONAL SMALL EQUITY ETF	SCHWAB FUNDAMENTAL EMERGING MARKETS EQUITY ETF
0.25%	0.25%	0.25%	0.25%	0.39%	0.39%
Other Affiliated Transactions
The professional fees related to European Union foreign withholding tax claims discussed in financial note 2(d) are non-contingent and non-routine expenses. The investment adviser agreed to pay these professional fees, on behalf of the Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF, subject to reimbursement by the funds to the investment adviser to the extent the funds are able to successfully recover tax claims in the future.
As of August 31, 2026, the Statement of Operations includes the following items related to European Union foreign withholding tax claims:
	Schwab Fundamental International Equity ETF	Schwab Fundamental International Small Equity ETF
Previously Withheld Foreign Taxes Recovered [1]	$0	$0
Includes Interest Income in the Amount of:[1]	0	0
Professional Fees Incurred[2]	69,089	10,161
Professional Fees Reimbursed to Investment Adviser[1]	0	0
Professional Fees Subject to Future Reimbursement to Investment Adviser	69,089	10,161

[1]	Recorded as Dividends received from securities — unaffiliated issuers in each fund’s Statement of Operations.
[2]	Recorded as Professional Fees in each fund’s Statement of Operations.
No other amounts for additional foreign withholding tax claims are reflected in the financial statements due to the uncertainty surrounding the ultimate resolution of proceedings, the likelihood of receipt of these claims, and the potential timing of payment.
Interfund Transactions
The funds may engage in direct transactions with other funds in the Schwab Funds Complex in accordance with procedures adopted by the Board of Trustees pursuant to Rule 17a-7 under the 1940 Act. When one fund is seeking to sell a security that another fund is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs while allowing
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

3. Affiliates and Affiliated Transactions (continued):
each fund to execute the transaction at the current market price. This practice is limited to funds that share the same investment adviser. The net realized gains or losses on sales of interfund transactions, if any, are recorded in Net realized gains (losses) on sales of securities — unaffiliated issuers and Net realized gains (losses) on sales of securities — affiliated issuers in the Statement of Operations. For the period ended August 31, 2026, each fund’s purchases and sales of securities with other funds in the Schwab Funds Complex as well as any net realized gains (losses) were as follows:
	PURCHASE COST	SALE PROCEEDS	NET REALIZED GAINS (LOSSES)
Schwab Fundamental U.S. Broad Market ETF	$37,196,257	$13,749,785	$21,659
Schwab Fundamental U.S. Large Company ETF	639,442,066	274,809,746	(2,675,677)
Schwab Fundamental U.S. Small Company ETF	255,983,269	122,496,645	(10,697,240)
Schwab Fundamental International Equity ETF	116,210,920	112,952,035	(10,451,899)
Schwab Fundamental International Small Equity ETF	67,453,323	27,516,028	466,470
Schwab Fundamental Emerging Markets Equity ETF	32,178,964	11,528,457	1,606,204
Interfund Borrowing and Lending
Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other funds in the Schwab Funds Complex. All loans are for temporary or emergency purposes and the interest rate to be charged will be the average of the overnight repurchase agreement rate and the short-term bank loan rate. All loans are subject to numerous conditions designed to ensure fair and equitable treatment of all participating funds. The interfund lending facility is subject to the oversight and periodic review by the Board of Trustees. The funds had no interfund borrowing or lending activity during the period.

4. Board of Trustees:
The Board of Trustees may include people who are officers and/or directors of the investment adviser or its affiliates. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The funds did not pay any interested persons or non-interested persons (independent trustees). The independent trustees are paid by the investment adviser pursuant to the Amended and Restated Advisory Agreement where the investment adviser pays the operational expenses of each fund which includes trustee fees.

5. Borrowing from Banks:
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, syndicated, committed $1.2 billion line of credit (the Syndicated Credit Facility), maturing on October 22, 2026. Under the terms of the Syndicated Credit Facility, in addition to the investment adviser paying the interest charged on any borrowings by a fund, the investment adviser paid a commitment fee of 0.15% per annum on the funds’ proportionate share of the unused portion of the Syndicated Credit Facility.
During the period, the funds were participants with other funds in the Schwab Funds Complex in a joint, unsecured, uncommitted $400 million line of credit (the Uncommitted Credit Facility) with State Street Bank and Trust Company, maturing on October 22, 2026. Under the terms of the Uncommitted Credit Facility, the investment adviser pays interest on the amount a fund borrows. There were no borrowings by any of the funds from either line of credit during the period.
The funds also have access to custodian overdraft facilities. A fund may have utilized the overdraft facility and incurred an interest expense, which is paid by the investment adviser, if any. The interest expense is determined based on a negotiated rate above the current Federal Funds Rate.

6. Derivatives:
Certain funds entered into futures contracts during the report period to equitize available cash.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
As of August 31, 2026, the Statement of Assets and Liabilities included the following financial derivative instrument fair values held at period end:
	EQUITY CONTRACTS	TOTAL
Asset Derivatives
Schwab Fundamental International Equity ETF
Futures Contracts[1]	$948,130	$948,130
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	157,318	157,318
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	1,031,209	1,031,209

[1]
Includes cumulative unrealized appreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

Liability Derivatives
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	($2,610 )	($2,610 )
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	(326,261)	(326,261)
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	(279,109)	(279,109)

[1]
Includes cumulative unrealized depreciation of futures contracts as reported in each fund’s Portfolio Holdings. Only current day’s variation margin on futures contracts is reported in the Statement of Assets and Liabilities.

The effects of the derivative contracts in the Statement of Operations for the period ended August 31, 2026, were:
	EQUITY CONTRACTS	TOTAL
Net Realized Gains (Losses)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	$124,885	$124,885
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	2,304,302	2,304,302
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	1,822,485	1,822,485
Schwab Fundamental International Equity ETF
Futures Contracts[1]	8,574,129	8,574,129
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	2,002,763	2,002,763
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	1,990,252	1,990,252

[1]	Statement of Operations location: Net realized gains (losses) on futures contracts.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

6. Derivatives (continued):
Net Change in Unrealized Appreciation (Depreciation)
Schwab Fundamental U.S. Broad Market ETF
Futures Contracts[1]	($7,361 )	($7,361 )
Schwab Fundamental U.S. Large Company ETF
Futures Contracts[1]	(225,752)	(225,752)
Schwab Fundamental U.S. Small Company ETF
Futures Contracts[1]	(197,084)	(197,084)
Schwab Fundamental International Equity ETF
Futures Contracts[1]	(4,551,281)	(4,551,281)
Schwab Fundamental International Small Equity ETF
Futures Contracts[1]	(731,970)	(731,970)
Schwab Fundamental Emerging Markets Equity ETF
Futures Contracts[1]	(701,139)	(701,139)

[1]	Statement of Operations location: Net change in unrealized appreciation (depreciation) on futures contracts.
During the period ended August 31, 2026, the month-end average notional amounts of futures contracts held by the funds and the month-end average number of contracts held were as follows:
	NOTIONAL AMOUNTS	NUMBER OF CONTRACTS
Schwab Fundamental U.S. Broad Market ETF	$1,878,318	5
Schwab Fundamental U.S. Large Company ETF	35,416,341	97
Schwab Fundamental U.S. Small Company ETF	11,973,873	85
Schwab Fundamental International Equity ETF	130,236,872	844
Schwab Fundamental International Small Equity ETF	20,363,279	132
Schwab Fundamental Emerging Markets Equity ETF	52,012,716	627

7. Purchases and Sales of Investment Securities:
For the period ended August 31, 2026, purchases and sales of securities (excluding in-kind transactions and short-term obligations) were as follows:
	PURCHASES OF SECURITIES	SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$111,948,492	$86,920,927
Schwab Fundamental U.S. Large Company ETF	1,852,739,028	1,665,247,459
Schwab Fundamental U.S. Small Company ETF	1,209,886,636	1,070,740,446
Schwab Fundamental International Equity ETF	2,999,586,392	2,377,560,412
Schwab Fundamental International Small Equity ETF	438,806,052	408,400,790
Schwab Fundamental Emerging Markets Equity ETF	1,303,216,675	749,427,701

8. In-Kind Transactions:
The consideration for the purchase of Creation Units of a fund consists of the in-kind deposit of a designated portfolio of equity securities, which constitutes an optimized representation of the securities involved in the fund’s underlying index, and an amount of cash. Investors purchasing and redeeming Creation Units are subject to a standard creation transaction fee and a standard redemption transaction fee paid to the custodian to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Purchasers and redeemers of Creation Units for cash are subject to an additional variable charge paid to the fund that will offset the transaction costs to the fund of buying or selling portfolio securities. Variable charges are recorded in the Transactions In Fund Shares section in the Statement of Changes in Net Assets and generally have no effect on the net asset value per share. When variable charges are larger during a period, they are recorded in the Transactions In Fund Shares section in

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

8. In-Kind Transactions: (continued):
Other capital in the Statement of Changes in Net Assets and in Per-Share Data Other capital in the Financial Highlights. In addition, purchasers and redeemers of shares in Creation Units are responsible for payment of the costs of transferring securities to or out of the fund. From time to time, the investment adviser may cover the cost of any transaction fees when believed to be in the best interests of a fund.
The in-kind transactions for the period ended August 31, 2026, were as follows:
	IN-KIND PURCHASES OF SECURITIES	IN-KIND SALES OF SECURITIES
Schwab Fundamental U.S. Broad Market ETF	$211,562,429	$55,458,714
Schwab Fundamental U.S. Large Company ETF	2,965,379,188	2,780,246,532
Schwab Fundamental U.S. Small Company ETF	771,557,759	2,174,876,934
Schwab Fundamental International Equity ETF	1,760,102,978	631,475,096
Schwab Fundamental International Small Equity ETF	79,287,774	352,665,715
Schwab Fundamental Emerging Markets Equity ETF	86,408,152	10,498,784
For the period ended August 31, 2026, the funds may realize net capital gains or losses resulting from in-kind redemptions of Creation Units. Because such gains or losses are not taxable to the funds and are not distributed to existing fund shareholders, the gains or losses are reclassified from accumulated net realized gains or losses to capital received from investors at the end of the funds’ tax year. These reclassifications have no effect on net assets or net asset values. The net realized gains or losses on sales of in-kind redemptions for the period ended August 31, 2026, if any, are disclosed in each fund’s Statement of Operations.
As described in each fund’s registration statement, when an investor is unable to deliver all or a portion of the in-kind basket of securities associated with a purchase of Creation Units or is unable to deliver all or a portion of the ETF shares associated with a redemption of Creation Units, the investor must pledge cash collateral on a daily marked-to-market basis in an amount at least equal to the market value of the missing securities or ETF shares. The trust, on behalf of the funds, is permitted to utilize the collateral to purchase the missing shares or acquire the securities at any time and the investor is liable for all costs associated with such purchases. Cash collateral amounts, if any, are disclosed in each fund’s Statement of Assets and Liabilities.

9. Federal Income Taxes:
As of August 31, 2026, the tax basis cost of the funds’ investments and gross unrealized appreciation and depreciation were as follows:
	TAX COST	GROSS UNREALIZED APPRECIATION	GROSS UNREALIZED DEPRECIATION	NET UNREALIZED APPRECIATION (DEPRECIATION)
Schwab Fundamental U.S. Broad Market ETF	$1,043,639,132	$468,168,667	($25,660,886 )	$442,507,781
Schwab Fundamental U.S. Large Company ETF	19,860,804,230	8,275,027,896	(552,726,153)	7,722,301,743
Schwab Fundamental U.S. Small Company ETF	7,543,715,926	2,137,548,423	(576,747,767)	1,560,800,656
Schwab Fundamental International Equity ETF	16,721,655,667	9,526,499,341	(89,080,637)	9,437,418,704
Schwab Fundamental International Small Equity ETF	2,535,832,313	901,508,418	(148,933,184)	752,575,234
Schwab Fundamental Emerging Markets Equity ETF	7,150,243,114	3,530,245,791	(305,598,213)	3,224,647,578
The primary difference between book basis and tax basis unrealized appreciation or unrealized depreciation of investments is the tax deferral of losses on wash sales. The tax cost of the funds’ investments, disclosed above, have been adjusted from their book amounts to reflect these unrealized appreciation or depreciation differences, as applicable.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Financial Notes, unaudited (continued)

9. Federal Income Taxes (continued):
Capital loss carryforwards have no expiration and may be used to offset future realized capital gains for federal income tax purposes. As of February 28, 2026, the funds had capital loss carryforwards available as follows:

Schwab Fundamental U.S. Broad Market ETF	$28,912,883
Schwab Fundamental U.S. Large Company ETF	745,520,644
Schwab Fundamental U.S. Small Company ETF	1,384,837,710
Schwab Fundamental International Equity ETF	83,394,980
Schwab Fundamental International Small Equity ETF	79,241,976
Schwab Fundamental Emerging Markets Equity ETF	340,699,210
The tax basis components of distributions and components of distributable earnings on a tax basis are finalized at fiscal year-end; accordingly, tax basis balances have not been determined as of August 31, 2026. The tax basis components of distributions paid during the fiscal year ended February 28, 2026, were as follows:
PRIOR FISCAL YEAR END DISTRIBUTIONS
ORDINARY INCOME
Schwab Fundamental U.S. Broad Market ETF	$16,729,780
Schwab Fundamental U.S. Large Company ETF	341,222,185
Schwab Fundamental U.S. Small Company ETF	111,205,320
Schwab Fundamental International Equity ETF	650,252,050
Schwab Fundamental International Small Equity ETF	115,290,900
Schwab Fundamental Emerging Markets Equity ETF	329,191,660
Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences reflect the differing character of certain income items and net realized gains and losses for financial statement and tax purposes, and may result in reclassification among certain capital accounts in the financial statements. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.
As of February 28, 2026, management has reviewed the tax positions for open periods (for federal purposes, three years from the date of filing and for state purposes, four years from the date of filing) as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. During the fiscal year ended February 28, 2026, the funds did not incur any interest or penalties.

10. Subsequent Events:
Management has determined there are no subsequent events or transactions through the date the financial statements were issued that would have materially impacted the financial statements as presented.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Changes in and Disagreements with Accountants for Open-End Management Investment Companies

Not applicable.
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Proxy Disclosures for Open-End Management Investment Companies

Not applicable.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies

The remuneration paid to directors, officers and others is included under Item 7 (Financial Statements and Financial Highlights for Open-End Management Investment Companies).
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
Investment Advisory Agreement Approval

The Investment Company Act of 1940, as amended (the 1940 Act), requires that the continuation of a fund’s investment advisory agreement must be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party thereto (the Independent Trustees), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the investment advisory agreement.
The Board of Trustees (the Board or the Trustees, as appropriate) calls and holds one or more meetings each year that are dedicated, in whole or in part, to considering whether to renew the investment advisory agreement (the Agreement) between Schwab Strategic Trust (the Trust) and Charles Schwab Investment Management, Inc. (dba Schwab Asset Management) (the investment adviser) with respect to the existing funds in the Trust, including Schwab Fundamental U.S. Broad Market ETF, Schwab Fundamental U.S. Large Company ETF, Schwab Fundamental U.S. Small Company ETF, Schwab Fundamental International Equity ETF, Schwab Fundamental International Small Equity ETF, and Schwab Fundamental Emerging Markets Equity ETF (the Funds), and to review certain other agreements pursuant to which the investment adviser provides investment advisory services to certain other registered investment companies. In preparation for the meeting(s), the Board requests and reviews a wide variety of materials provided by the investment adviser, including information about the investment adviser’s affiliates, personnel, business goals and priorities, profitability, oversight of third-party service providers, corporate structure and operations. As part of the renewal process, the Independent Trustees’ legal counsel, on behalf of the Independent Trustees, sends an information request letter to the investment adviser seeking certain relevant information. The responses by the investment adviser are provided to the Trustees in the Board materials for their review prior to their meeting, and the Trustees are provided with the opportunity to request any additional materials. The Board also receives data provided by an independent provider of investment company data. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to the Funds’ operations and performance, legal and compliance matters, risk management, portfolio turnover, and sales and marketing activity. In considering the renewal, the Independent Trustees receive advice from Independent Trustees’ legal counsel, including a memorandum regarding the responsibilities of trustees for the approval of investment advisory agreements. In addition, the
Independent Trustees participate in question and answer sessions with representatives of the investment adviser and meet in executive session outside the presence of Fund management.
The Board, including a majority of the Independent Trustees, considered information specifically relating to the continuance of the Agreement with respect to the Funds at meetings held on May 6, 2026 and June 10, 2026, and approved the renewal of the Agreement with respect to the Funds for an additional one-year term at the meeting on June 10, 2026 called for the purpose of voting on such approval.
The Board’s approval of the continuance of the Agreement with respect to the Funds was based on consideration and evaluation of a variety of specific factors discussed at these meetings and at prior meetings, including:
1.
the nature, extent and quality of the services provided to each Fund under the Agreement, including the resources of the investment adviser and its affiliates dedicated to the Funds;
2.
each Fund’s investment performance and how it compared to that of certain other comparable exchange-traded funds and benchmark data;
3.
each Fund’s expenses and how those expenses compared to those of certain other similar exchange-traded funds;
4.
the profitability of the investment adviser and its affiliates, including Charles Schwab & Co., Inc. (Schwab), with respect to each Fund, including both direct and indirect benefits accruing to the investment adviser and its affiliates; and
5.
the extent to which economies of scale would be realized as each Fund grows and whether fee levels in the Agreement reflect those economies of scale for the benefit of Fund investors.
Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, the investment adviser’s experience, track record, compliance program, resources dedicated to hiring and retaining skilled personnel and specialized talent, and information security resources. The Trustees also considered information provided by the investment adviser relating to services and support provided with respect to the Funds’ portfolio management team, portfolio strategy, and internal investment guidelines, as well as trading infrastructure, liquidity management, product design and analysis, shareholder communications, securities valuation, and vendor and risk oversight. The Trustees also considered the investment adviser’s continued investment in

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
its infrastructure, including the investment adviser’s technology and use of data (including artificial intelligence tools), business continuity, cybersecurity, due diligence, risk management processes, and information security programs. The Trustees considered Schwab’s overall financial condition and its reputation as a full service brokerage firm, as well as the wide range of products, services and account features that benefit Fund shareholders who are brokerage clients of Schwab. Following such evaluation, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of services provided by the investment adviser to the Funds and the resources of the investment adviser and its affiliates dedicated to the Funds supported renewal of the Agreement with respect to the Funds.
Fund Performance. The Board considered each Fund’s performance in determining whether to renew the Agreement with respect to such Fund. Specifically, the Trustees considered each Fund’s performance relative to a peer category of other exchange-traded funds and applicable indices/benchmarks, in light of total return and the market environment, as well as in consideration of each Fund’s investment style and strategy. As part of this review, the Trustees considered the composition of the peer category, selection criteria and the reputation of the independent provider of investment company data who prepared the peer category analysis. In evaluating the performance of each Fund, the Trustees considered the risk profile for such Fund and such Fund’s demonstrated performance in tracking its benchmark index. The Trustees noted that the Funds had closely tracked their respective indexes in 2025, with all of the Funds performing in their expected performance ranges. The Trustees further considered the level of Fund performance in the context of their review of Fund expenses and the investment adviser’s profitability discussed below and also noted that the Board and a designated committee of the Board review performance throughout the year. Although the Schwab Fundamental International Equity ETF had performance that ranked in the fourth quartile of a relevant peer group for more than one performance period considered, the Board noted that the Fund performed in line with its benchmark. The Board noted that the Fund’s performance peer group included actively managed peers which generally had stronger performance than index products over the reporting period, and concluded that other factors relevant to performance supported renewal of the Agreement with respect to the Fund. Such other factors included that the underperformance was attributable, to a significant extent, to investment decisions by the investment adviser that were reasonable and consistent with the Fund’s investment objective and policies. Following such evaluation, the Board concluded, within the context of its full deliberations, that the performance of each Fund supported renewal of the Agreement with respect to such Fund.
Fund Expenses. With respect to each Fund’s expenses, the Board considered the rate of compensation called for by the
Agreement and each Fund’s net operating expense ratio, in each case in comparison to those of other similar exchange-traded funds, such peer groups and comparisons having been selected and calculated by an independent provider of investment company data. The Trustees noted that each Fund’s expenses ranked in the first quartile compared to its respective peer group, except for Schwab Fundamental U.S. Broad Market ETF which ranked in the third quartile. However, the Trustees noted the peer group did not reflect the Funds’ true peers due to the independent provider’s limited ability to distinguish between different types of strategic beta ETFs. The investment adviser reported to the Board, and the Board took into account, the risk assumed by the investment adviser in the development of the Funds and provision of services as well as the competitive marketplace for financial products. The Trustees also considered fees charged by the investment adviser to mutual funds and other exchange-traded funds that it manages. Following such evaluation, the Board concluded, within the context of its full deliberations, that the expenses of each Fund are reasonable and supported renewal of the Agreement with respect to such Fund.
Profitability. The Board considered the compensation flowing to the investment adviser and its affiliates, directly or indirectly, and reviewed profitability on a pre-tax basis, without regard to distribution expenses. The Trustees reviewed profitability of the investment adviser relating to the Schwab fund complex as a whole, noting the benefits to Fund shareholders of being part of the Schwab fund complex, including the allocations of certain costs across the Funds and other funds in the complex. The Trustees also considered any other benefits derived by the investment adviser from its relationship with the Funds, such as whether, by virtue of its management of the Funds, the investment adviser obtains investment information or other research resources that aid it in providing advisory services to other clients. The Trustees considered whether the compensation and profitability with respect to the Funds under the Agreement and other service agreements were reasonable in light of the quality of all services rendered to the Funds by the investment adviser and its affiliates. The Trustees noted that the investment adviser continues to invest substantial sums in its business in order to provide enhanced research capabilities, services and systems to benefit the Funds. Based on this evaluation, the Board concluded, within the context of its full deliberations, that the profitability of the investment adviser with respect to each Fund is reasonable and supported renewal of the Agreement with respect to such Fund.
Economies of Scale. Although the Board recognized the difficulty of determining economies of scale with precision, and although the Funds do not have breakpoints in their advisory fees, the Trustees considered the potential existence of any economies of scale by way of the relatively low unitary fee structure of the Funds and whether those are passed along to a Fund’s shareholders through (i) the enhancement of services provided to the Funds in return for fees paid, including through
Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

Schwab Fundamental Index ETFs
the investment adviser’s continued investment in its infrastructure, including technology and use of data (including artificial intelligence tools), increasing expertise and capabilities in key areas (including portfolio and trade operations), and improving business continuity, cybersecurity, due diligence and information security programs, which are designed to provide enhanced services to the Funds and their shareholders; and (ii) pricing a fund to scale and keeping overall expenses down as the fund grows. Based on this evaluation, the Board concluded, within the context of its full deliberations, that each Fund obtains reasonable benefits from economies of scale.
* * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * * *
In the course of their deliberations, the Trustees may have accorded different weights to various factors and did not identify any particular information or factor that was all important or controlling. Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, approved the continuation of the Agreement with respect to the Funds and concluded that the compensation under the Agreement with respect to the Funds is fair and reasonable in light of the services provided and the related expenses borne by the investment adviser and its affiliates and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment.

Schwab Fundamental Index ETFs | Semiannual Holdings and Financial Statements

MFR76318-13
00327873

Item 8: Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The changes in and disagreements with accountants for open-end management investment companies are included under Item 7 of this Form.

Item 9: Proxy Disclosures for Open-End Management Investment Companies.

The proxy disclosures for open-end management investment companies are included under Item 7 of this Form.

Item 10: Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid to directors, officers and others is included under Item 7 of this Form.

Item 11: Statement Regarding Basis for Approval of Investment Advisory Contract.

The statement regarding basis for approval of investment advisory contract is included under Item 7 of this Form.

Item 12: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16: Controls and Procedures.

(a)

Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Principal Executive Officer, Omar Aguilar and Registrant’s Principal Financial Officer, Dana Smith, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b)

During the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.

Item 17: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18: Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable

Item 19: Exhibits.

(a) (1) Registrant’s code of ethics – not applicable to this semi-annual report.

(2)	Not applicable.

(3)

Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (the “1940 Act”), are attached.

(b)

A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSRS with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Schwab Strategic Trust - Schwab Fundamental Index ETFs and Schwab U.S. REIT ETF

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Omar Aguilar
Omar Aguilar Principal Executive Officer (Chief Executive Officer)

Date:	October 19, 2026

By:	/s/ Dana Smith
Dana Smith Principal Financial Officer (Chief Financial Officer)

Date:	October 19, 2026